UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: OCTOBER 31, 2020

Item 1.	Report to Shareholders

SEMI-ANNUAL REPORT October 31, 2020 (unaudited)

VANECK VECTORS®

CEF Municipal Income ETF	XMPT®

High Yield Muni ETF	HYD®

Intermediate Muni ETF	ITM®

Long Muni ETF	MLN®

Muni Allocation ETF	MAAXTM

Short High Yield Muni ETF	SHYD®

Short Muni ETF	SMB®

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

October 31, 2020 (unaudited)

Dear Fellow Shareholders:

The level of stimulus from the U.S. Federal Reserve (Fed) this year has been almost unprecedented and has had investment consequences. Financial markets have benefited from the Fed stimulus and the case for gold investing has become more solid.

Perhaps the surprise from this summer’s data is that the global economy is doing quite well, supporting the markets, despite the social distancing that we all feel in our personal lives. Important commodities like copper have regained pre-COVID-19 highs. In addition, China’s industrial recovery is pointing to all-time highs in activity, even though consumer activity is lagging a little.

One beneficiary is high yield bonds, particularly “fallen angels”—bonds that have been downgraded from investment grade. In a recessionary environment, some bonds are going to default or be downgraded. Fixed income markets this year generally started recovering after the Fed announced plans to intervene. We have already seen a record amount of new fallen angel bond volume—over $140B as of July 31, 20201—and expect more through the remainder of the calendar year.

Similar to 2016, when crude oil also swooned, we have seen a lot of energy companies become fallen angels, and the fallen angel strategy is buying those downgraded bonds. As reviewed in a recent blog, New Fallen Angel Bonds Drive Performance, these new energy fallen angels are among the top contributors to performance of the fallen angel strategy so far this year. As long as the Fed remains supportive, we believe this strategy should continue to do well.

We do, however, see two particular risks to this scenario: 1) an unforeseen rise in interest rates in the U.S. triggered by higher global growth or other factors; and 2) a bump in the return to full employment. An incredible number of people have been laid off in the U.S. and, regardless of GDP numbers, people are unlikely to quickly return to work at the same levels as the start of the year. Concern may be high enough for policy makers to take additional steps (any of which, however, remain, as yet, uncertain) that may impact the financial recovery.

The investing outlook sometimes does change suddenly, as it certainly has at times this year. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find a financial statement for each of the funds for the six month period ended October 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

November 4, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

[1]	Source: FactSet, ICE Data Indices, LLC and Morningstar.
1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2020 — October 31, 2020
CEF Municipal Income ETF
Actual	$1,000.00	$1,121.70	0.40%	$2.14
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
High Yield Muni ETF
Actual	$1,000.00	$1,086.10	0.35%	$1.84
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Intermediate Muni ETF
Actual	$1,000.00	$1,052.80	0.24%	$1.24
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Long Muni ETF
Actual	$1,000.00	$1,064.20	0.24%	$1.25
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Muni Allocation ETF
Actual	$1,000.00	$1,073.40	0.08%	$0.42
Hypothetical**	$1,000.00	$1,024.80	0.08%	$0.41
Short High Yield Muni ETF
Actual	$1,000.00	$1,067.30	0.35%	$1.82
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Short Muni ETF
Actual	$1,000.00	$1,033.00	0.20%	$1.02
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
2

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Number
of Shares		Value

CLOSED-END FUNDS: 99.8%(a)
126,574	AllianceBernstein National Municipal Income Fund, Inc.	$1,718,875
46,930	BlackRock Investment Quality Municipal Trust, Inc.	737,740
42,056	BlackRock Long-Term Municipal Advantage Trust	492,896
172,605	BlackRock Muni Intermediate Duration Fund, Inc.	2,416,470
85,685	BlackRock MuniAssets Fund, Inc.	1,155,891
273,204	BlackRock Municipal 2030 Target Term Trust	6,791,851
41,646	BlackRock Municipal Bond Trust	645,930
117,540	BlackRock Municipal Income Quality Trust	1,667,893
124,326	BlackRock Municipal Income Trust	1,713,212
54,197	BlackRock Municipal Income Trust II	782,605
118,482	BlackRock MuniEnhanced Fund, Inc.	1,323,444
57,406	BlackRock MuniHoldings Fund, Inc.	862,238
168,829	BlackRock MuniHoldings Investment Quality Fund	2,223,478
99,130	BlackRock MuniHoldings Quality Fund II, Inc.	1,239,125
57,215	BlackRock MuniHoldings Quality Fund, Inc.	722,053
85,112	BlackRock MuniVest Fund II, Inc.	1,176,248
291,939	BlackRock MuniVest Fund, Inc.	2,542,789
188,750	BlackRock MuniYield Fund, Inc.	2,499,050
54,622	BlackRock MuniYield Investment Fund	727,565
98,813	BlackRock MuniYield Quality Fund II, Inc.	1,288,522
304,613	BlackRock MuniYield Quality Fund III, Inc.	4,090,953
94,012	BlackRock MuniYield Quality Fund, Inc.	1,478,809
57,360	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	746,827
81,569	BNY Mellon Municipal Income, Inc.	681,917
201,910	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,465,867
192,310	BNY Mellon Strategic Municipals, Inc.	1,563,480
194,506	DWS Municipal Income Trust	2,114,280
288,885	Eaton Vance Municipal Bond Fund	3,752,616
29,159	Eaton Vance Municipal Income 2028 Term Trust	620,795
175,925	Eaton Vance Municipal Income Trust	2,218,414
58,678	Eaton Vance National Municipal Opportunities Trust	1,191,163
197,763	Invesco Advantage Municipal Income Trust II	2,112,109
129,610	Invesco Municipal Income Opportunities Trust	917,639
295,556	Invesco Municipal Opportunity Trust	3,629,428
Number
of Shares		Value

CLOSED-END FUNDS: (continued)
245,594	Invesco Municipal Trust	$2,949,584
235,780	Invesco Quality Municipal Income Trust	2,871,800
241,531	Invesco Trust for Investment Grade Municipals	2,994,984
211,582	Invesco Value Municipal Income Trust	3,101,792
64,450	MainStay MacKay DefinedTerm Municipal Opportunities Fund	1,346,361
101,862	MFS High Income Municipal Trust	474,677
183,604	MFS Municipal Income Trust	1,158,541
48,534	Neuberger Berman Municipal Fund, Inc.	686,756
766,310	Nuveen AMT-Free Municipal Credit Income Fund	11,969,762
61,818	Nuveen AMT-Free Municipal Value Fund	1,002,070
831,295	Nuveen AMT-Free Quality Municipal Income Fund	11,912,457
76,121	Nuveen Enhanced Municipal Value Fund	1,112,128
147,633	Nuveen Intermediate Duration Municipal Term Fund	1,948,756
40,815	Nuveen Intermediate Duration Quality Municipal Term Fund	579,573
579,934	Nuveen Municipal Credit Income Fund	8,548,227
170,128	Nuveen Municipal Credit Opportunities Fund	1,987,095
220,674	Nuveen Municipal High Income Opportunity Fund	2,917,310
554,052	Nuveen Municipal Value Fund, Inc.	5,989,302
823,210	Nuveen Quality Municipal Income Fund	11,887,152
37,469	Nuveen Select Tax-Free Income Portfolio	630,978
48,574	Nuveen Select Tax-Free Income2 Portfolio	735,410
55,970	PIMCO Municipal Income Fund	722,573
144,318	PIMCO Municipal Income Fund II	1,900,668
76,251	PIMCO Municipal Income Fund III	853,249
106,280	Pioneer Municipal High Income Advantage Trust	1,158,452
102,587	Pioneer Municipal High Income Trust	1,163,337
151,779	Putnam Managed Municipal Income Trust	1,159,592
107,220	Putnam Municipal Opportunities Trust	1,369,199
195,541	Western Asset Managed Municipals Fund, Inc.	2,381,689
37,874	Western Asset Municipal Defined Opportunity Trust, Inc.	759,752
Total Closed-End Funds (Cost: $149,126,670)		147,585,398
Other assets less liabilities: 0.2%		257,574
NET ASSETS: 100.0%		$147,842,972

See Notes to Financial Statements

3

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments By Sector	% of Investments	Value
Financials	100.0%	$147,585,398

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Closed-End Funds	$147,585,398	$—	$—	$147,585,398

See Notes to Financial Statements

4

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 97.9%
Alabama: 2.1%
$615,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 11/30/20 (c)	$614,975
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
500,000	5.25%, 06/01/25	513,150
2,000,000	5.75%, 06/01/26 (c)	2,023,640
1,400,000	5.75%, 06/01/26 (c)	1,441,580
4,750,000	6.00%, 06/01/26 (c)	4,848,800
4,025,000	Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	3,552,827
	Jefferson County, Sewer Revenue, Series D (RB)
10,000,000	6.00%, 10/01/23 (c)	11,592,500
9,000,000	6.50%, 10/01/23 (c)	10,556,730
	Jefferson County, Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	23,368
100,000	0.00%, 10/01/23 (c) ^	46,018
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
10,500,000	4.50%, 05/01/29 (c)	11,217,990
10,000,000	5.25%, 05/01/29 (c)	10,983,300
		57,414,878
Alaska: 0.2%
	Northern Tobacco Securitization Corp., Series A (RB)
4,460,000	5.00%, 11/16/20 (c)	4,478,910
760,000	5.00%, 11/16/20 (c)	760,190
		5,239,100
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	301,308
1,000,000	6.63%, 09/01/25 (c)	1,152,810
500,000	7.13%, 09/01/28 (c)	623,835
		2,077,953
Arizona: 2.4%
200,000	Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	219,978
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,373,180
1,320,000	6.00%, 07/01/27 (c)	1,540,942
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	268,828
500,000	5.25%, 07/01/26 (c)	532,920
Principal
Amount		Value

Arizona: (continued)
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
$515,000	5.00%, 07/01/27 (c)	$545,447
270,000	5.00%, 07/01/27 (c)	286,610
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	530,760
	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	324,420
400,000	5.00%, 07/15/27 (c)	438,540
	Arizona Industrial Development Authority, Economic Development, Legacy Cares, Inc., Series A (RB) (AGM)
1,000,000	6.63%, 07/01/27	1,009,780
2,000,000	7.75%, 07/01/27 (c)	2,013,160
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,050,000	5.25%, 07/01/23 (c)	1,130,608
2,100,000	5.50%, 07/01/23 (c)	2,254,812
3,005,000	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series B (RB) 5.13%, 07/01/29 (c)	2,374,461
	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Third Tier, Series C (RB)
3,160,000	5.00%, 07/01/29 (c)	2,368,325
1,420,000	5.00%, 07/01/29 (c)	1,107,770
3,465,000	5.50%, 07/01/29 (c)	2,757,378
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,085,300
	Arizona Industrial Development Authority, Leman Academy of Excellence – East Tucson and Central Tucson Projects, Series A (RB)
500,000	4.00%, 07/01/24 (c)	511,945
500,000	5.00%, 07/01/24 (c)	515,820
445,000	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	444,377
5,907,635	Arizona Industrial Development Authority, Series 2 (RB) 3.63%, 05/20/33	6,168,103
250,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	256,793
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	588,960
700,000	5.25%, 11/15/26 (c)	674,975

See Notes to Financial Statements

5

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Arizona: (continued)
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
$500,000	4.00%, 07/01/25	$514,405
1,000,000	5.00%, 07/01/25 (c)	1,045,120
900,000	5.00%, 07/01/25 (c)	955,584
500,000	5.00%, 07/01/25 (c)	522,775
750,000	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	792,930
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	701,953
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	797,385
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,023,520
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,126,570
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
125,000	5.00%, 07/01/29 (c)	146,496
1,300,000	5.00%, 07/01/29 (c)	1,527,435
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
500,000	5.00%, 07/01/29 (c)	531,155
500,000	5.00%, 07/01/29 (c)	532,875
500,000	5.00%, 07/01/29 (c)	541,105
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	795,420
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	392,704
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,256,462
2,000,000	4.75%, 06/15/22 (c)	2,013,200
2,000,000	5.00%, 06/15/22 (c)	2,014,400
500,000	5.00%, 06/15/25 (c)	509,350
750,000	5.00%, 06/15/25 (c)	762,937
1,250,000	5.63%, 06/15/25 (c)	1,318,087
Principal
Amount		Value

Arizona: (continued)
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
$250,000	5.25%, 07/01/26 (c)	$259,100
250,000	5.38%, 07/01/26 (c)	255,610
250,000	5.50%, 07/01/26 (c)	256,153
295,000	6.00%, 11/30/20 (c)	301,284
1,000,000	6.00%, 11/30/20 (c)	1,020,940
4,020,000	Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	3,901,933
	Salt Verde Financial Corp. (RB)
755,000	5.00%, 12/01/37	1,009,790
290,000	5.25%, 12/01/23	326,630
305,000	5.25%, 12/01/24	355,169
265,000	5.25%, 12/01/25	317,716
215,000	5.25%, 12/01/27	268,455
245,000	5.25%, 12/01/28	310,986
370,000	5.50%, 12/01/29	483,109
	Tempe Industrial Development Authority, Friendship Village of Tempe (RB)
355,000	5.00%, 12/01/26 (c)	347,030
250,000	5.00%, 12/01/26 (c)	245,995
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
600,000	6.13%, 10/01/27 (c)	615,396
3,900,000	6.13%, 10/01/27 (c)	4,011,267
		67,432,623
Arkansas: 0.4%
12,095,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	12,125,117
California: 12.5%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,370,093
5,000,000	5.00%, 10/01/26 (c)	5,753,150
3,000,000	5.00%, 10/01/26 (c)	3,479,730
1,650,000	5.00%, 10/01/26 (c)	1,908,505
	Anaheim Community Facilities District No. 08-1 (ST)
475,000	4.00%, 09/01/23 (c)	498,954
695,000	4.00%, 09/01/23 (c)	735,171
185,000	4.00%, 09/01/23 (c)	196,575
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	297,315
1,480,000	5.25%, 03/01/26 (c)	1,522,417
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	515,925

See Notes to Financial Statements

6

Principal
Amount		Value

California: (continued)
$9,800,000	California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	$10,932,488
3,100,000	California Community Housing Agency, Essential Housing, The Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,474,449
4,000,000	California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	4,440,760
3,500,000	California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	3,873,100
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 11/30/20 (c)	30,026
205,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 11/16/20 (c)	204,996
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 11/16/20 (c)	4,115,576
15,000	5.00%, 11/16/20 (c)	15,002
2,965,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series A (RB) 4.00%, 06/01/30 (c)	3,298,918
18,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 11/16/20 (c) ^	1,383,897
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	266,648
500,000	4.20%, 08/15/27 (c)	544,545
80,000	4.25%, 11/15/22 (c)	83,476
460,000	5.00%, 08/15/27 (c)	536,411
990,000	5.00%, 08/15/27 (c)	1,140,124
987,449	California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,086,184
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	532,255
1,000,000	6.13%, 11/01/23 (c)	1,092,160
	California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
150,000	4.00%, 11/15/28 (c)	162,057
500,000	5.00%, 11/15/28 (c)	584,395
Principal
Amount		Value

California: (continued)
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
$250,000	5.00%, 07/01/27 (c)	$294,910
200,000	5.00%, 07/01/27 (c)	237,028
	California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
500,000	5.00%, 10/01/27 (c)	514,390
500,000	5.00%, 10/01/27 (c)	516,880
500,000	5.00%, 10/01/27 (c)	523,455
2,900,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.63%, 03/01/25 (c)	2,926,187
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	2,027,863
650,000	3.25%, 06/30/28 (c)	681,739
975,000	3.50%, 06/30/28 (c)	1,032,359
2,040,000	4.00%, 06/30/28 (c)	2,153,281
3,405,000	5.00%, 06/30/28 (c)	3,861,032
2,040,000	5.00%, 06/30/28 (c)	2,381,639
2,490,000	5.00%, 06/30/28 (c)	2,838,451
500,000	5.00%, 06/30/28 (c)	601,830
600,000	5.00%, 06/30/28 (c)	724,722
700,000	5.00%, 06/30/28 (c)	820,190
1,035,000	5.00%, 06/30/28 (c)	1,232,085
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,811,600
230,000	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	258,407
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	529,755
1,000,000	5.00%, 07/01/28 (c)	1,066,050
130,000	5.00%, 07/01/28 (c)	141,179
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,012,212
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,571,325
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	270,095
12,500,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	12,444,875

See Notes to Financial Statements

7

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
$1,000,000	7.00%, 07/01/22 (d) *	$700,000
10,500,000	7.50%, 07/01/22 (c) (d) *	7,350,000
7,000,000	7.50%, 12/01/29 (c) (d) *	2,170,000
1,000,000	7.50%, 07/01/32	951,610
6,635,000	8.00%, 07/01/27 (c) (d) *	4,644,500
2,350,000	California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,276,539
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	252,000
1,000,000	5.00%, 07/01/27 (c)	840,000
310,000	5.00%, 07/01/27	260,400
485,000	5.00%, 07/01/27 (c)	407,400
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	428,172
2,000,000	California School Finance Authority, River Springs Charter School Project, Series A (RB) 6.38%, 07/01/25 (c)	2,235,180
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	268,580
250,000	5.25%, 06/01/26 (c)	269,493
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
2,500,000	3.50%, 11/01/27	2,512,650
1,000,000	5.00%, 11/01/27 (c)	1,057,990
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	242,165
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,032,548	5.50%, 11/30/20 (c)	949,944
197,554	5.75%, 11/30/20 (c)	181,750
516,274	5.75%, 11/30/20 (c)	474,972
28,975	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 11/30/20 (c)	26,657
920,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,042,949
385,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	435,085
Principal
Amount		Value

California: (continued)
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
$500,000	5.00%, 06/01/29 (c)	$514,220
435,000	5.00%, 06/01/29 (c)	455,049
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	79,406
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 11/16/20 (c)	1,021,160
1,100,000	5.00%, 06/01/26 (c)	1,257,102
1,595,000	5.00%, 06/01/26 (c)	1,761,486
2,090,000	5.00%, 06/01/26 (c)	2,283,743
350,000	5.00%, 06/01/26 (c)	402,245
1,740,000	5.25%, 12/01/24 (c)	1,910,520
8,380,000	5.25%, 06/01/26 (c)	9,220,682
1,000,000	5.25%, 06/01/28 (c)	1,119,090
8,360,000	5.50%, 12/01/24 (c)	9,046,690
6,500,000	5.50%, 06/01/28 (c)	7,350,525
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,230,000	5.00%, 06/01/26 (c)	3,495,344
125,000	5.75%, 01/15/23 (c)	126,764
3,170,000	California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,486,303
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 11/16/20 (c) ^	1,654,850
23,750,000	0.00%, 11/30/20 (c) ^	1,102,000
3,175,000	6.00%, 11/30/20 (c)	3,201,797
900,000	6.00%, 11/30/20 (c)	907,596
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 11/30/20 (c)	120,264
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	57,889
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	557,920
500,000	5.00%, 09/01/26 (c)	560,760
500,000	5.00%, 09/01/26 (c)	569,080
1,150,000	5.00%, 09/01/27 (c)	1,327,123
1,840,000	5.00%, 09/01/27 (c)	2,083,542
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	276,408
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,064,040

See Notes to Financial Statements

8

Principal
Amount		Value

California: (continued)
$1,800,000	4.00%, 09/01/23 (c)	$1,902,024
250,000	4.00%, 09/01/23 (c)	269,423
230,000	4.00%, 09/01/23 (c)	249,249
250,000	4.00%, 09/01/23 (c)	270,055
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	845,617
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	110,890
3,235,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	3,479,404
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	934,786
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	521,630
155,000	5.00%, 09/01/27 (c)	180,391
135,000	5.00%, 09/01/27 (c)	156,267
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	224,058
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	235,960
1,050,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,168,975
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,023,490
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,463,813
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,126,420
2,000,000	5.00%, 09/01/27 (c)	2,299,920
1,100,000	5.00%, 09/01/27 (c)	1,289,057
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,116,930
2,860,000	6.00%, 01/15/24 (c)	3,379,776
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	108,188
1,115,000	6.00%, 01/15/24 (c)	1,317,640
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	371,305
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,016,332
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,138,950
Principal
Amount		Value

California: (continued)
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
$1,500,000	3.50%, 06/01/22 (c)	$1,519,320
2,630,000	5.00%, 06/01/25	3,107,424
400,000	5.00%, 06/01/27	495,004
4,000,000	5.00%, 06/01/28 (c)	4,915,600
3,815,000	5.25%, 06/01/22 (c)	3,931,052
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	13,114,905
14,585,000	5.30%, 06/01/22 (c)	15,041,073
40,470,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 11/16/20 (c) ^	8,600,684
	Hastings Campus Housing Finance Authority, Series A (RB)
1,500,000	5.00%, 07/01/30 (c)	1,538,040
1,000,000	5.00%, 07/01/30 (c)	1,044,310
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	252,925
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 11/16/20 (c) ^	1,612,121
51,150,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 11/16/20 (c) ^	4,129,339
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 11/16/20 (c) ^	1,369,500
1,000,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,144,020
405,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	450,502
49,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	51,117
	MSR Energy Authority, Series A (RB)
425,000	6.13%, 11/01/29	534,799
1,575,000	6.50%, 11/01/39	2,453,551
1,500,000	7.00%, 11/01/34	2,297,355
	Orange County Community Facilities District No. 1, Series A (ST)
975,000	4.25%, 08/15/25 (c)	1,042,801
455,000	5.25%, 08/15/25 (c)	508,836
250,000	Palomar Health (RB) 5.00%, 11/01/26 (c)	291,353
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	118,153
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,100,980

See Notes to Financial Statements

9

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
$750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	$844,732
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	193,046
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	553,895
500,000	5.00%, 09/01/26 (c)	550,995
500,000	5.00%, 09/01/26 (c)	560,750
3,000,000	5.50%, 09/01/22 (c)	3,171,210
	River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
1,000,000	4.00%, 09/01/26 (c)	1,022,500
750,000	5.00%, 09/01/26 (c)	836,355
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	561,315
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	552,494
345,000	5.00%, 09/01/26 (c)	389,029
3,120,000	San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,258,434
	San Diego County, Area No. 2, Series A (ST)
635,000	4.00%, 09/01/26 (c)	669,519
665,000	4.00%, 09/01/26 (c)	705,412
300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	337,668
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	107,357
105,000	0.00%, 01/15/36 ^	67,397
1,750,000	5.00%, 01/15/25 (c)	1,924,317
3,780,000	5.00%, 01/15/25 (c)	4,137,588
500,000	5.00%, 01/15/25 (c)	570,165
2,300,000	5.00%, 01/15/25 (c)	2,571,147
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	219,596
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,042,401
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	553,335
500,000	5.00%, 03/01/26 (c)	557,705
9,000,000	Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 11/30/20 (c) ^	3,793,590
8,015,000	Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.00%, 11/16/20 (c) ^	879,005
Principal
Amount		Value

California: (continued)
$18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 11/16/20 (c) ^	$3,434,012
1,035,000	Thousand Oaks Community Facilities District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,084,587
6,025,000	Tobacco Securitization Authority of Northern California, Series A-1 (RB) 5.50%, 11/16/20 (c)	6,055,065
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 11/16/20 (c) ^	1,510,800
2,085,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) 5.38%, 11/16/20 (c)	2,092,339
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 11/16/20 (c) ^	2,172,492
15,000,000	0.00%, 11/16/20 (c) ^	3,592,950
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 11/16/20 (c) ^	2,759,783
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	111,042
100,000	5.00%, 09/01/25 (c)	111,911
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	829,057
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
850,000	4.00%, 09/01/21 (d) *	510,000
530,000	5.30%, 09/01/22 (c) (d) *	318,000
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	494,951
		344,113,735
Colorado: 3.3%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	524,910
750,000	5.13%, 12/01/23 (c)	780,547
2,010,000	Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,270,657
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,014,950
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,034,760
	Broadway Station Metropolitan District No. 3, Series A (GO)
1,000,000	5.00%, 06/01/24 (c)	1,033,060
500,000	5.00%, 06/01/24 (c)	522,610
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	516,840
500,000	5.00%, 12/01/20 (c)	516,840

See Notes to Financial Statements

10

Principal
Amount		Value

Colorado: (continued)
	Centerra Metropolitan District No. 1 (TA)
$500,000	5.00%, 12/01/22 (c)	$511,240
500,000	5.00%, 12/01/22 (c)	516,715
500,000	5.00%, 12/01/22 (c)	525,175
5,195,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,265,184
4,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,547,160
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,053,982
1,000,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,005,810
500,000	Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	517,690
1,750,000	Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	1,697,045
500,000	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/26 (c)	544,410
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
3,120,000	4.00%, 08/01/29 (c)	3,482,918
1,400,000	4.00%, 08/01/29 (c)	1,518,342
1,100,000	4.00%, 08/01/29 (c)	1,239,403
1,270,000	4.00%, 08/01/29 (c)	1,424,241
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
7,000,000	4.00%, 08/01/29 (c)	7,540,260
2,420,000	5.00%, 08/01/29 (c)	2,863,634
1,160,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 11/30/20 (c)	1,046,819
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
2,000,000	5.75%, 11/01/25 (c)	1,498,180
3,835,000	6.00%, 11/01/25 (c)	2,940,064
2,650,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	2,648,145
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	269,408
350,000	5.00%, 12/31/24 (c)	377,874
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,639,300
Principal
Amount		Value

Colorado: (continued)
	Copperleaf Metropolitan District No. 2 (GO)
$500,000	5.25%, 12/01/20 (c)	$516,940
500,000	5.75%, 12/01/20 (c)	517,135
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	511,555
500,000	5.75%, 12/01/26 (c)	512,405
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,063,200
1,500,000	5.75%, 12/01/23 (c)	1,588,935
	Dominion Water and Sanitation District (RB)
1,000,000	5.25%, 12/01/21 (c)	1,044,930
3,500,000	5.75%, 12/01/21 (c)	3,648,750
490,000	6.00%, 12/01/21 (c)	511,148
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	255,903
310,000	5.50%, 12/01/22 (c)	318,299
250,000	5.50%, 12/01/22 (c)	258,810
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
930,000	4.50%, 11/01/25 (c)	910,535
2,345,000	5.25%, 11/01/25 (c)	2,386,155
1,865,000	5.50%, 11/01/25 (c)	1,909,070
1,000,000	Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,035,050
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,052,530
1,000,000	Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,017,870
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	392,785
500,000	6.00%, 12/15/23 (c)	393,235
	Mirabelle Metropolitan District No. 2, Series A (GO) (SAW)
1,000,000	5.00%, 03/01/25 (c)	1,010,320
700,000	5.00%, 03/01/25 (c)	717,766
	Painted Prairie Public Improvement Authority (RB)
1,500,000	5.00%, 12/01/24 (c)	1,560,645
1,000,000	5.00%, 12/01/24 (c)	1,054,150
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,013,940
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	526,130
	STC Metropolitan District No. 2, Series A (GO)
1,000,000	5.00%, 12/01/24 (c)	1,014,200
2,000,000	5.00%, 12/01/24 (c)	2,052,600

See Notes to Financial Statements

11

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Colorado: (continued)
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
$5,000,000	5.00%, 12/01/22 (c)	$5,066,000
500,000	5.00%, 12/01/22 (c)	509,200
1,000,000	5.00%, 12/01/22 (c)	1,032,450
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	519,400
500,000	5.38%, 12/01/23 (c)	521,160
1,500,000	5.50%, 12/01/23 (c)	1,558,875
		91,890,249
Connecticut: 0.6%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/10/20 (c)	630,025
2,000,000	Connecticut Airport Authority, Customer Facility, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	2,143,800
	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
3,000,000	5.00%, 09/01/26 (c)	3,055,950
2,500,000	5.00%, 09/01/26 (c)	2,562,000
120,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	123,738
2,000,000	Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,101,580
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/21 (c)	238,553
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	962,115
655,000	4.50%, 07/01/22 (c)	674,277
380,000	5.00%, 07/01/22 (c)	396,743
470,000	5.00%, 07/01/22 (c)	487,851
100,000	5.00%, 07/01/22 (c)	104,153
	Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG)
250,000	4.00%, 07/01/29 (c)	236,565
250,000	4.00%, 07/01/29 (c)	240,540
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	752,024
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.75%, 02/01/24	260,233
1,000,000	6.25%, 02/01/26 (c)	1,079,410
Principal
Amount		Value

Connecticut: (continued)
	Town of Hamden (RB)
$1,000,000	5.00%, 01/01/26 (c)	$985,990
500,000	5.00%, 01/01/26 (c)	503,710
		17,539,257
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
500,000	5.00%, 06/01/26 (c)	520,195
250,000	5.00%, 06/01/26 (c)	264,173
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 11/30/20 (c)	275,679
		1,060,047
District of Columbia: 0.9%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
29,055,000	0.00%, 11/30/20 (c) ^	6,017,290
39,000	6.50%, 05/15/33	42,751
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
1,180,000	5.00%, 07/01/24 (c)	1,121,507
250,000	5.00%, 07/01/24 (c)	251,955
	District of Columbia, Latin American Montessori Bilingual Public Charter School (RB)
1,000,000	5.00%, 06/01/30 (c)	1,103,790
500,000	5.00%, 06/01/30 (c)	561,310
395,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	383,664
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	486,890
1,895,000	5.00%, 04/01/22 (c)	1,974,306
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	3,257,738
250,000	4.00%, 10/01/29 (c)	281,538
7,750,000	4.00%, 10/01/29 (c)	8,514,150
245,000	6.50%, 10/01/28 (c)	315,859
		24,312,748
Florida: 4.6%
800,000	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB) 6.00%, 11/15/24 (c)	792,504
300,000	Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	327,474
295,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	293,351

See Notes to Financial Statements

12

Principal
Amount		Value

Florida: (continued)
	Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG)
$500,000	5.00%, 07/15/26 (c)	$530,905
250,000	5.00%, 07/15/26 (c)	268,238
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	4.50%, 01/01/29 (c)	521,905
500,000	5.13%, 01/01/29 (c)	523,900
500,000	5.25%, 01/01/29 (c)	519,805
500,000	5.38%, 01/01/29 (c)	522,280
	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
485,000	4.38%, 06/15/27	501,796
500,000	5.25%, 06/15/27 (c)	532,800
1,000,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c) (d) *	400,000
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
315,000	7.00%, 12/01/25 (c) (d) *	126,000
750,000	7.13%, 12/01/25 (c) (d) *	300,000
6,200,000	Capital Trust Agency, Provision CARES Proton Therapy Center, Orlando Project, Series A (RB) 7.50%, 06/01/28 (c)	2,356,000
1,000,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) (AMBAC) 7.50%, 11/20/20 (c)	498,330
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c) (d) *	390,000
650,000	7.00%, 07/01/27 (c) (d) *	260,000
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
750,000	6.75%, 04/01/24 (c)	410,895
500,000	7.00%, 04/01/22 (c)	324,125
365,000	7.00%, 04/01/24 (c)	199,673
500,000	7.00%, 04/01/24 (c)	273,760
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,180,464
6,000,000	5.25%, 12/01/28 (c)	6,023,220
4,500,000	5.25%, 12/01/28 (c)	4,535,145
2,250,000	Capital Trust Agency, Wonderful Foundations Charter School Portfolio Projects, Series A-1 (RB) 5.00%, 07/01/30 (c)	2,254,117
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	742,822
Principal
Amount		Value

Florida: (continued)
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
$230,000	4.00%, 06/01/25 (c)	$241,058
300,000	5.00%, 06/01/25 (c)	327,348
460,000	5.00%, 06/01/25 (c)	505,591
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
590,000	7.00%, 05/15/24 (d) *	456,513
460,000	8.13%, 05/15/24 (c) (d) *	355,925
	Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW)
1,070,000	4.00%, 02/15/30 (c)	1,138,031
500,000	5.00%, 02/15/30 (c)	618,565
1,000,000	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.13%, 06/15/27 (c)	1,035,320
360,000	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB) 5.63%, 06/15/24 (c)	343,084
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,078,240
500,000	6.00%, 06/15/25 (c)	558,030
2,000,000	6.13%, 06/15/22 (c)	2,066,740
685,000	6.13%, 06/15/25 (c)	756,487
1,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,065,660
1,000,000	Florida Development Finance Corp., The Mayflower Retirement Community Project, Series A (RB) 5.25%, 06/01/27 (c)	1,022,590
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
13,000,000	6.25%, 11/30/20 (c) (p)	11,304,410
15,195,000	6.38%, 11/30/20 (c) (p)	13,045,819
21,625,000	6.50%, 11/30/20 (c) (p)	18,528,516
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB)
750,000	4.50%, 06/01/28 (c)	742,170
750,000	5.00%, 06/01/28 (c)	748,852
	FRERC Community Development District (AGM) (SA)
500,000	5.38%, 11/01/29 (c)	509,095
500,000	5.50%, 11/01/29 (c)	509,945
2,700,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	2,401,947

See Notes to Financial Statements

13

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Florida: (continued)
$500,000	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	$506,265
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 11/30/20 (c)	295,518
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
420,000	4.25%, 11/30/20 (c)	420,454
380,000	5.00%, 11/15/24 (c)	416,510
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	270,965
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,900,000	5.00%, 06/01/25 (c)	1,756,873
1,390,000	5.00%, 06/01/25 (c)	1,248,373
665,000	5.00%, 06/01/25 (c)	645,768
2,980,000	5.00%, 06/01/25 (c)	2,820,361
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	557,010
500,000	5.00%, 10/01/25 (c)	562,790
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,104,280
445,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	461,398
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,350,000	4.25%, 05/01/23 (c)	1,399,747
1,480,000	5.00%, 05/01/23 (c)	1,528,648
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	182,726
	Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
200,000	5.00%, 08/01/27 (c)	219,078
200,000	5.00%, 08/01/27 (c)	221,742
310,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	338,055
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
2,500,000	5.00%, 04/01/29 (c)	2,405,450
1,000,000	5.00%, 04/01/29 (c)	998,760
185,000	Palm Cost Park Community Development District (SA) 5.70%, 11/30/20 (c)	185,117
Principal
Amount		Value

Florida: (continued)
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
$500,000	5.50%, 11/15/26 (c)	$453,745
250,000	5.75%, 11/15/26 (c)	229,510
3,600,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	3,392,712
800,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	829,848
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	253,332
2,425,000	3.63%, 05/01/26 (c)	2,532,524
2,430,000	3.88%, 05/01/26 (c)	2,509,169
990,000	4.25%, 05/01/28 (c)	1,060,141
1,240,000	4.38%, 05/01/28 (c)	1,327,866
	Village Community Development District No. 13 (SA)
750,000	3.00%, 05/01/29	775,230
1,000,000	3.38%, 05/01/29 (c)	1,038,400
2,885,000	3.55%, 05/01/29 (c)	2,977,118
4,730,000	3.70%, 05/01/29 (c)	4,844,371
1,000,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c) (d) *	510,000
		127,249,299
Georgia: 1.1%
	Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB)
2,250,000	6.50%, 01/01/28 (c)	1,465,155
2,000,000	6.75%, 01/01/28 (c)	1,301,680
6,000,000	7.00%, 01/01/28 (c)	3,904,440
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,102,940
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	794,117
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	693,340
1,000,000	6.00%, 07/01/23 (c)	774,480
1,000,000	DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	821,020
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
1,250,000	5.50%, 12/01/24 (c)	1,197,275
1,500,000	5.75%, 12/01/24 (c)	1,396,815

See Notes to Financial Statements

14

Principal
Amount		Value

Georgia: (continued)
$4,000,000	6.25%, 12/01/24 (c)	$3,624,200
1,000,000	6.50%, 12/01/24 (c)	927,400
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	5.00%, 04/01/26 (c)	485,750
500,000	5.00%, 04/01/26 (c)	492,055
416,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	466,785
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	259,440
1,000,000	6.00%, 06/15/27 (c)	1,034,630
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
1,000,000	5.00%, 11/01/27 (c)	1,025,490
2,750,000	5.00%, 11/01/27 (c)	2,864,152
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	415,515
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	948,150
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	479,525
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	4,121,964
	White County Development Authority, Truett McConnell University Project, Series A (RB)
500,000	5.13%, 10/01/26 (c)	502,285
500,000	5.25%, 10/01/26 (c)	496,300
		31,594,903
Guam: 0.6%
200,000	A. B. Won Pat International Airport Authority, Series C (RB) 6.25%, 10/01/23 (c)	215,734
	Guam Government, Business Privilege Tax, Series A (RB)
500,000	5.00%, 01/01/22 (c)	516,910
1,390,000	5.13%, 01/01/22 (c)	1,428,614
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,314,278
330,000	5.00%, 01/01/22 (c)	338,392
	Guam Government, Business Privilege Tax, Series D (RB)
600,000	4.00%, 11/15/25 (c)	618,150
585,000	5.00%, 11/15/25 (c)	641,230
500,000	5.00%, 11/15/25 (c)	555,525
1,100,000	5.00%, 11/15/25 (c)	1,218,371
1,100,000	Guam Government, Department of Education, John F. Kennedy High School Project, Series A (CP) 6.88%, 12/01/20 (c)	1,105,632
Principal
Amount		Value

Guam: (continued)
	Guam Government, Department of Education, John F. Kennedy Project, Series A (CP)
$500,000	4.25%, 02/01/30	$505,210
500,000	5.00%, 02/01/30 (c)	510,350
620,000	Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	688,361
	Guam Government, Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,538,364
500,000	5.25%, 07/01/23 (c)	564,695
3,205,000	Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,835,327
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	361,398
500,000	5.00%, 10/01/27 (c)	571,480
		16,528,021
Hawaii: 0.2%
1,775,000	Kuakini, Hawaii Health System, Series A (RB) 6.38%, 11/30/20 (c)	1,776,686
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,400,000	6.25%, 07/01/23 (c)	1,448,622
2,085,000	6.63%, 07/01/23 (c)	2,149,927
		5,375,235
Idaho: 0.1%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	467,365
1,135,000	5.00%, 09/01/26 (c)	1,261,325
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	80,237
900,000	7.38%, 10/01/24 (c)	719,586
		2,528,513
Illinois: 12.5%
435,000	Board of Trustees of Northeastern Illinois University, Certificates of Participation, Capital Improvement Projects (CP) 4.00%, 10/01/22 (c)	344,337
	Chicago Board of Education, Series A (GO)
760,000	0.00%, 12/01/27 ^	616,444
390,000	0.00%, 12/01/28 ^	302,948
55,000	0.00%, 12/01/30 ^	39,085
6,230,000	5.00%, 12/01/21 (c)	6,277,909
10,000,000	5.00%, 12/01/22 (c)	10,125,500
300,000	5.00%, 12/01/23	334,662
100,000	5.00%, 12/01/25	118,340
250,000	5.00%, 12/01/28 (c)	272,408
250,000	5.00%, 12/01/28 (c)	300,200
435,000	5.25%, 12/01/21 (c)	439,428

See Notes to Financial Statements

15

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$5,730,000	5.50%, 12/01/21 (c)	$5,806,897
145,000	5.50%, 12/01/25	163,554
175,000	5.50%, 12/01/26	199,703
355,000	5.50%, 12/01/26	403,152
5,200,000	7.00%, 12/01/25 (c)	6,310,824
14,210,000	7.00%, 12/01/25 (c)	16,748,474
2,250,000	7.00%, 12/01/27 (c)	2,781,180
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	150,375
3,235,000	5.00%, 12/01/22 (c)	3,310,828
1,105,000	5.00%, 12/01/22 (c)	1,132,945
1,500,000	5.00%, 12/01/27	1,681,005
200,000	5.00%, 12/01/29 (c)	218,992
1,100,000	6.50%, 12/01/26 (c)	1,285,416
	Chicago Board of Education, Series C (GO)
500,000	5.00%, 12/01/23	538,535
2,000,000	5.00%, 12/01/27	2,241,340
6,250,000	5.00%, 12/01/27 (c)	6,877,625
2,625,000	5.00%, 12/01/27 (c)	2,845,054
3,485,000	5.25%, 12/01/24 (c)	3,699,502
4,430,000	5.25%, 12/01/24 (c)	4,665,011
1,160,000	6.00%, 12/01/24 (c)	1,272,706
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	761,715
2,415,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,566,638
2,090,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20 (c)	2,092,299
1,100,000	Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	1,192,213
8,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	8,960,870
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	426,308
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	156,302
300,000	0.00%, 12/01/23 ^	278,703
355,000	0.00%, 12/01/25 ^	311,360
1,460,000	0.00%, 12/01/29 ^	1,082,824
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	439,601
180,000	0.00%, 12/01/22 ^	171,653
1,165,000	0.00%, 12/01/24 ^	1,053,486
1,650,000	0.00%, 12/01/25 ^	1,447,165
1,630,000	0.00%, 12/01/26 ^	1,375,247
1,030,000	0.00%, 12/01/27 ^	835,443
690,000	0.00%, 12/01/28 ^	535,985
645,000	0.00%, 12/01/29 ^	478,371
1,025,000	0.00%, 12/01/30 ^	728,396
520,000	0.00%, 12/01/31 ^	353,647
Principal
Amount		Value

Illinois: (continued)
$100,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	$120,950
	City of Chicago (GO)
345,000	0.00%, 01/01/28 ^	279,536
665,000	0.00%, 01/01/33 ^	432,762
290,000	0.00%, 01/01/34 ^	179,603
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	916,363
500,000	5.00%, 12/01/20 (c)	500,865
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	247,577
910,000	5.25%, 01/01/25 (c)	950,659
945,000	5.25%, 01/01/25 (c)	991,815
3,980,000	5.50%, 01/01/25 (c)	4,142,742
855,000	5.50%, 01/01/25 (c)	902,769
115,000	5.50%, 01/01/25 (c)	121,801
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,678,594
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	108,728
905,000	4.63%, 01/01/21 (c)	905,000
4,160,000	5.00%, 01/01/21 (c)	4,159,501
865,000	5.00%, 01/01/22 (c)	869,783
3,540,000	5.00%, 01/01/22 (c)	3,562,160
395,000	5.00%, 01/01/23	409,651
640,000	5.00%, 01/01/24 (c)	652,006
1,920,000	5.00%, 01/01/24 (c)	1,953,715
2,935,000	5.00%, 01/01/24 (c)	2,981,578
200,000	5.00%, 01/01/27	212,090
1,000,000	5.00%, 01/01/27	1,060,450
2,775,000	5.00%, 01/01/29	2,925,127
2,000,000	5.00%, 01/01/29 (c)	2,021,240
2,110,000	5.25%, 01/01/21 (c)	2,110,717
3,340,000	5.25%, 01/01/24 (c)	3,458,136
150,000	5.25%, 01/01/24 (c)	155,667
1,120,000	5.25%, 01/01/24 (c)	1,154,126
600,000	5.25%, 01/01/24 (c)	616,716
1,150,000	5.25%, 01/01/24 (c)	1,197,472
880,000	5.38%, 01/01/25 (c)	925,558
605,000	5.50%, 01/01/25 (c)	629,025
475,000	5.50%, 01/01/25 (c)	497,225
1,320,000	5.50%, 01/01/25 (c)	1,383,954
750,000	5.63%, 01/01/27 (c)	813,352
1,000,000	5.63%, 01/01/27 (c)	1,095,770
1,000,000	5.75%, 01/01/27 (c)	1,079,150
1,180,000	5.75%, 01/01/27 (c)	1,277,468
3,000,000	6.00%, 01/01/27 (c)	3,283,470
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	902,268
	City of Chicago, Series C (GO)
195,000	0.00%, 01/01/32 ^	122,109
195,000	5.00%, 01/01/22 (c)	198,099
1,800,000	5.00%, 01/01/22 (c)	1,838,430
415,000	5.00%, 01/01/22	425,778

See Notes to Financial Statements

16

Principal
Amount		Value

Illinois: (continued)
$110,000	5.00%, 01/01/22 (c)	$111,849
1,110,000	5.00%, 01/01/24	1,162,470
1,760,000	5.00%, 01/01/25	1,854,195
3,800,000	5.00%, 01/01/26 (c)	3,891,694
250,000	5.00%, 01/01/26 (c)	263,943
380,000	5.00%, 01/01/26	402,329
	City of Chicago, Series D (GO)
1,045,000	5.50%, 01/01/25 (c)	1,087,730
1,135,000	5.50%, 01/01/25 (c)	1,178,368
520,000	5.50%, 01/01/25 (c)	545,194
2,715,000	5.50%, 01/01/25 (c)	2,842,035
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	943,615
915,000	5.50%, 01/01/25 (c)	956,340
285,000	City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	297,876
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,258,568
	City of Harvey, Series A (GO)
465,000	5.50%, 11/30/20 (c) (d)	318,525
3,600,000	5.63%, 11/30/20 (c) (d)	2,466,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	664,794
	Illinois Finance Authority, Admiral Lake Project (RB)
1,120,000	5.00%, 05/15/24 (c)	1,049,485
390,000	5.13%, 05/15/24 (c)	354,865
1,350,000	5.25%, 05/15/24 (c)	1,146,487
2,000,000	5.50%, 05/15/24 (c)	1,792,980
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/30/20 (c)	14,999
	Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
1,000,000	5.00%, 07/01/25 (c)	894,320
1,000,000	5.00%, 07/01/25 (c)	927,400
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
615,000	4.75%, 05/15/23 (c)	638,622
230,000	5.13%, 05/15/23 (c)	238,699
750,000	5.25%, 05/15/23 (c)	779,145
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
7,500,000	5.00%, 02/15/27 (c)	6,662,325
2,560,000	5.00%, 02/15/27	2,513,843
6,130,000	5.13%, 02/15/27 (c)	5,199,282
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	101,703
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	536,500
	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
1,525,000	5.00%, 11/01/26 (c)	1,606,252
2,220,000	5.00%, 11/01/26 (c)	2,308,023
Principal
Amount		Value

Illinois: (continued)
$500,000	5.00%, 11/01/26 (c)	$534,340
500,000	5.00%, 11/01/26 (c)	546,700
250,000	5.00%, 11/01/26 (c)	272,358
1,500,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 4.75%, 08/01/30 (p)	1,524,480
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 11/30/20 (c)	992,230
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 11/30/20 (c)	607,750
230,000	6.24%, 11/30/20 (c)	195,500
315,000	6.33%, 11/30/20 (c)	267,750
535,000	6.44%, 11/30/20 (c)	454,750
475,000	Illinois Finance Authority, Roosevelt University (RB) 5.50%, 11/30/20 (c)	475,076
	Illinois Finance Authority, Roosevelt University, Series A (RB)
1,600,000	6.00%, 10/01/28 (c)	1,652,112
8,000,000	6.13%, 10/01/28 (c)	8,175,840
3,000,000	6.13%, 10/01/28 (c)	3,048,030
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	259,136
525,000	5.00%, 08/15/25 (c)	578,828
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	103,091
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,750,167
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	588,190
1,000,000	5.00%, 06/15/24 (c)	1,110,830
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	653,923
555,000	0.00%, 06/15/30 ^	413,569
475,000	0.00%, 12/15/30 ^	346,517
125,000	0.00%, 06/15/31 ^	89,210
190,000	0.00%, 06/15/34 ^	118,480
590,000	0.00%, 12/15/34 ^	361,133
185,000	0.00%, 06/15/37 ^	101,757
115,000	0.00%, 06/15/39 ^	57,959
1,500,000	0.00%, 06/15/40 ^	723,000
3,000,000	4.00%, 12/15/29 (c)	3,016,800
3,210,000	5.00%, 06/15/22 (c)	3,289,094
250,000	5.00%, 12/15/27 (c)	269,688
1,400,000	5.50%, 12/15/25 (c)	1,516,074
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	880,070
740,000	0.00%, 12/15/54 ^	157,405

See Notes to Financial Statements

17

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$290,000	5.00%, 06/15/22 (c)	$301,849
1,450,000	5.00%, 06/15/22 (c)	1,517,367
3,765,000	5.00%, 06/15/22 (c)	3,914,960
335,000	5.00%, 12/15/22	355,586
410,000	5.70%, 06/15/23	449,221
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 11/30/20 (c)	152,640
1,500,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	1,352,100
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	96,319
935,000	3.50%, 06/01/26 (c)	928,062
175,000	3.50%, 06/01/26 (c)	169,272
150,000	4.00%, 08/01/22 (c)	152,768
660,000	4.00%, 05/01/24	688,076
500,000	4.00%, 01/01/26 (c)	505,935
1,000,000	4.00%, 06/01/26 (c)	988,290
460,000	4.00%, 06/01/26 (c)	448,541
270,000	4.00%, 06/01/26 (c)	265,307
360,000	4.00%, 06/01/26 (c)	354,427
220,000	4.00%, 06/01/26 (c)	218,966
160,000	4.13%, 03/01/22 (c)	161,805
485,000	4.13%, 11/01/26 (c)	488,298
155,000	5.00%, 11/30/20 (c)	155,367
1,285,000	5.00%, 11/01/21	1,314,182
1,000,000	5.00%, 02/01/22	1,040,210
1,020,000	5.00%, 02/01/22	1,061,014
100,000	5.00%, 03/01/22 (c)	101,696
305,000	5.00%, 03/01/22 (c)	309,499
250,000	5.00%, 03/01/22 (c)	254,508
140,000	5.00%, 03/01/22 (c)	144,200
55,000	5.00%, 06/01/22	57,568
100,000	5.00%, 07/01/22	104,822
1,465,000	5.00%, 08/01/22	1,537,752
1,830,000	5.00%, 08/01/22 (c)	1,912,185
335,000	5.00%, 05/01/23	355,599
475,000	5.00%, 07/01/23	505,571
1,915,000	5.00%, 02/01/24	2,052,057
1,105,000	5.00%, 02/01/24	1,184,085
375,000	5.00%, 02/01/24 (c)	396,540
1,100,000	5.00%, 02/01/24 (c)	1,172,908
350,000	5.00%, 02/01/24 (c)	367,931
585,000	5.00%, 04/01/24 (c)	616,069
2,000,000	5.00%, 04/01/24 (c)	2,090,340
6,635,000	5.00%, 05/01/24 (c)	6,769,093
1,025,000	5.00%, 05/01/24 (c)	1,080,391
175,000	5.00%, 05/01/24 (c)	180,539
100,000	5.00%, 05/01/24 (c)	103,001
2,005,000	5.00%, 05/01/24 (c)	2,105,290
275,000	5.00%, 05/01/24 (c)	286,206
200,000	5.00%, 11/01/24	214,034
2,750,000	5.00%, 02/01/26	2,994,997
125,000	5.00%, 06/01/26	136,274
1,040,000	5.00%, 06/01/26 (c)	1,119,602
800,000	5.00%, 06/01/26 (c)	866,288
500,000	5.00%, 02/01/27	547,010
Principal
Amount		Value

Illinois: (continued)
$510,000	5.25%, 07/01/23 (c)	$532,318
290,000	5.25%, 07/01/23 (c)	301,876
550,000	5.25%, 07/01/23 (c)	575,822
700,000	5.25%, 02/01/24 (c)	735,910
560,000	5.50%, 07/01/23 (c)	577,119
1,165,000	5.50%, 07/01/23 (c)	1,241,972
4,000,000	5.75%, 05/01/30 (c)	4,432,680
500,000	6.00%, 05/01/25	565,090
880,000	6.00%, 05/01/26	1,002,971
	State of Illinois, Series A (GO)
100,000	4.00%, 01/01/22 (c)	100,600
320,000	4.00%, 01/01/22 (c)	323,802
190,000	4.00%, 01/01/22 (c)	194,353
110,000	5.00%, 04/01/23 (c)	111,817
600,000	5.00%, 12/01/24	650,388
100,000	5.00%, 12/01/27 (c)	105,113
270,000	5.00%, 05/01/28 (c)	280,074
365,000	5.00%, 05/01/28 (c)	377,563
1,000,000	5.00%, 05/01/28 (c)	1,048,990
215,000	5.25%, 05/01/22	225,477
5,425,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	5,804,370
	State of Illinois, Series D (GO)
1,755,000	3.25%, 11/01/26	1,731,799
3,270,000	5.00%, 11/01/23	3,456,423
2,185,000	5.00%, 11/01/25	2,357,287
1,690,000	5.00%, 11/01/26	1,826,349
9,700,000	5.00%, 11/01/27 (c)	10,451,362
7,000,000	5.00%, 11/01/27	7,596,820
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	496,875
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	319,817
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 11/30/20 (c)	1,110,210
1,600,000	5.50%, 06/01/24 (c)	1,511,776
	Will County Community High School District No. 210, Series B (GO)
90,000	0.00%, 01/01/29 ^	70,404
245,000	0.00%, 01/01/31 ^	175,765
540,000	0.00%, 01/01/33 ^	353,101
		343,639,362
Indiana: 1.0%
	Allen County, Storypoint Fort Wayne
	Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	294,582
2,225,000	6.88%, 01/15/24 (c)	2,183,348
	Barrington of Carmel Project,
	Series A (RB)
829,307	7.13%, 11/15/22 (c) (d)	8,293
1,179,274	7.13%, 11/15/22 (c) (d)	11,793
	City of Anderson, Anderson University (RB)
215,000	4.75%, 10/01/22 (c)	185,010
1,000,000	6.00%, 10/01/22 (c)	883,120
2,065,000	6.00%, 10/01/22 (c)	1,823,643
1,000,000	City of Rockport, Indiana Steel Corp.
	Project, Series A (RB)
	7.00%, 02/01/22 (c)	966,940

See Notes to Financial Statements

18

Principal
Amount		Value

Indiana: (continued)
$700,000	City of Valparaiso, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	$747,075
1,200,000	County of Knox, Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	1,229,196
1,105,000	Indiana Finance Authority, Earlham College Project (RB) 5.00%, 10/01/23 (c)	1,110,293
50,000	Indiana Finance Authority, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	50,845
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 11/30/20 (c)	767,111
725,000	5.50%, 11/30/20 (c)	726,247
600,000	5.50%, 11/30/20 (c)	601,050
250,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB) 5.00%, 07/01/23 (c)	266,405
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
1,000,000	3.00%, 11/01/30	997,280
1,620,000	5.00%, 06/01/22 (c)	1,677,769
11,000,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	10,351,220
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,370,000	5.75%, 08/01/22 (c)	1,234,918
1,315,000	6.00%, 11/24/20 (c)	1,245,647
500,000	Town of Chesterton, Economic Development, StoryPoint Chesterton Project, Series A (RB) 6.38%, 01/15/24 (c)	490,505
		27,852,290
Iowa: 1.5%
25,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	23,485
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,210,980
5,195,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,531,324
8,550,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,014,179
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
4,960,000	5.00%, 05/15/27 (c)	5,239,694
505,000	5.00%, 05/15/27 (c)	537,658
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
2,225,000	4.00%, 10/01/25	2,219,037
3,615,000	5.00%, 10/01/25 (c)	3,581,055
990,000	5.00%, 10/01/25 (c)	998,534
Principal
Amount		Value

Iowa: (continued)
$180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 11/30/20 (c)	$182,464
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 11/30/20 (c)	3,233,671
5,585,000	5.50%, 11/30/20 (c)	5,661,459
4,650,000	5.63%, 11/30/20 (c)	4,713,658
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 11/30/20 (c) ^	165,800
		42,312,998
Kansas: 0.6%
250,000	City of Hutchinson, Hutchinson Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	265,818
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	253,620
250,000	City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	254,163
1,500,000	Overland Park Development Corp., Overland Park Convention Center Hotel (RB) 5.00%, 03/01/29 (c)	1,508,640
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,391,203
910,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	902,947
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
390,000	5.00%, 09/01/25 (c)	375,773
4,565,000	5.75%, 09/01/25 (c)	4,137,716
2,125,000	6.00%, 09/01/25 (c)	1,924,272
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	4,257,400
		15,271,552
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,102,650
275,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) (AGM) 6.00%, 11/15/26 (c)	241,766
	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
250,000	5.00%, 05/15/26 (c)	243,318
350,000	5.00%, 05/15/26 (c)	352,177
545,000	5.00%, 05/15/26 (c)	557,671

See Notes to Financial Statements

19

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Kentucky: (continued)
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
$400,000	5.38%, 11/15/22 (c)	$402,936
250,000	5.50%, 11/15/22 (c)	250,423
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,644,060
2,585,000	5.00%, 07/01/25 (c)	2,754,860
1,525,000	5.00%, 07/01/25 (c)	1,613,297
	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
175,000	5.00%, 06/01/26	198,958
990,000	5.00%, 06/01/27 (c)	1,078,427
750,000	5.25%, 06/01/27 (c)	833,520
500,000	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	546,060
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
515,000	5.50%, 11/15/25 (c)	489,719
500,000	5.75%, 11/15/25 (c)	463,210
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	296,660
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	363,120
	Louisville and Jefferson County, Metro Government, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	160,989
220,000	5.00%, 06/01/22 (c)	236,117
		19,829,938
Louisiana: 0.9%
	Calcasieu Parish Memorial Hospital Service District (RB)
500,000	5.00%, 12/01/29 (c)	540,365
1,000,000	5.00%, 12/01/29 (c)	1,103,860
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
1,470,000	4.00%, 12/01/28 (c)	1,687,633
3,235,000	4.00%, 12/01/28 (c)	3,722,870
100,000	5.00%, 12/01/25	118,882
345,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 11/30/20 (c)	313,802
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.63%, 06/01/25 (c)	921,980
Principal
Amount		Value

Louisiana: (continued)
$175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	$125,984
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,038,790
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	873,340
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	492,220
500,000	5.00%, 07/01/29 (c)	470,930
5,215,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,589,281
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/30/20 (c)	501,570
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/30/20 (c)	401,256
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
350,000	Parish of St. Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	363,643
	Parish of St. James, NuStar Logistics, L.P. Project (RB)
750,000	5.85%, 06/01/25 (p)	818,955
1,000,000	6.35%, 06/01/30 (c)	1,185,420
3,000,000	Parish of St. James, NuStar Logistics, L.P. Project, Series A (RB) 6.35%, 06/01/30 (c)	3,556,260
		23,827,094

See Notes to Financial Statements

20

Principal
Amount		Value

Maine: 0.5%
$4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c) (d) *	$2,475,000
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	204,944
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,270,000	4.00%, 07/01/26 (c)	1,279,779
2,710,000	5.00%, 07/01/23 (c)	2,813,820
645,000	5.00%, 07/01/26 (c)	688,583
1,000,000	5.00%, 07/01/26 (c)	1,076,210
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	76,601
1,735,000	6.00%, 07/01/21 (c)	1,773,586
2,220,000	6.75%, 07/01/21 (c)	2,265,976
50,000	6.95%, 07/01/21 (c)	51,147
55,000	7.50%, 07/01/21 (c)	56,582
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 11/30/20 (c)	2,000,100
		14,762,328
Maryland: 1.4%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,015,550
	City of Baltimore, Convention Center Hotel (RB)
915,000	5.00%, 09/01/27 (c)	803,782
1,425,000	5.00%, 09/01/27 (c)	1,244,524
3,000,000	5.00%, 09/01/27 (c)	2,612,490
500,000	5.00%, 09/01/27 (c)	440,780
655,000	5.00%, 09/01/27 (c)	584,024
1,400,000	5.00%, 09/01/27 (c)	1,246,476
1,000,000	5.00%, 09/01/27 (c)	888,960
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	524,105
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	257,828
2,000,000	Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,078,960
2,600,000	Frederick County, Urbana Community Development Authority, Series B (ST) 5.50%, 11/30/20 (c)	2,604,680
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	504,180
7,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 11/30/20 (c)	7,804,696
Principal
Amount		Value

Maryland: (continued)
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
$100,000	3.75%, 01/01/27 (c)	$99,879
470,000	4.38%, 01/01/27 (c)	458,776
530,000	4.50%, 01/01/27 (c)	515,669
3,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	2,982,240
1,320,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.00%, 11/30/21 (c)	1,309,110
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	420,760
250,000	5.00%, 07/01/26 (c)	280,203
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	230,311
145,000	4.25%, 07/01/25 (c)	157,373
1,500,000	5.00%, 07/01/25 (c)	1,660,590
500,000	5.00%, 07/01/25 (c)	558,000
625,000	5.00%, 07/01/25 (c)	709,325
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	959,950
2,705,000	5.00%, 11/01/24 (c)	2,658,934
	Prince George’s County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,006,980
1,000,000	5.25%, 04/01/27 (c)	1,023,980
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	521,570
500,000	5.00%, 01/01/26 (c)	524,055
		38,688,740
Massachusetts: 0.9%
365,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	386,382
	Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB)
285,000	4.00%, 07/01/25 (c)	292,940
2,105,000	5.00%, 07/01/25 (c)	2,321,941
1,000,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	977,580
500,000	Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	547,430
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
445,000	5.00%, 07/01/22 (c)	479,318
1,035,000	5.00%, 10/01/26 (c)	1,140,684

See Notes to Financial Statements

21

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Massachusetts: (continued)
$100,000	Massachusetts Development Finance Agency, Lasell College Issue (RB) 6.00%, 07/01/21 (c)	$99,289
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
2,000,000	5.00%, 07/01/27 (c)	1,759,500
1,900,000	5.00%, 07/01/27 (c)	1,692,273
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	336,756
550,000	5.50%, 07/01/24 (c)	511,269
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	535,830
500,000	5.13%, 11/15/25 (c)	532,305
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,025,490
3,820,000	5.00%, 10/01/22 (c)	4,053,287
1,400,000	5.00%, 10/01/22 (c)	1,493,604
1,930,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources Issue, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,895,530
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	576,427
190,000	5.00%, 07/01/26 (c)	225,591
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	308,401
1,550,000	4.00%, 07/01/27 (c)	1,670,590
1,000,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,166,110
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,538,630
		25,567,157
Michigan: 0.9%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	314,589
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	454,321
2,630,000	Dearborn Economic Development Corp., Henry Ford Village, Inc. Project (RB) 7.00%, 11/30/20 (c)	2,000,536
500,000	Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	522,280
Principal
Amount		Value

Michigan: (continued)
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
$500,000	5.00%, 11/01/24 (c)	$499,975
500,000	5.00%, 11/01/24 (c)	501,460
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	1,988,280
1,000,000	5.00%, 02/01/27 (c)	1,013,840
900,000	5.25%, 02/01/27 (c)	942,309
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
785,000	4.75%, 11/15/25	828,803
250,000	5.25%, 11/15/25 (c)	261,218
300,000	5.50%, 11/15/25 (c)	312,003
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	120,299
3,575,000	5.00%, 07/01/24 (c)	3,799,975
215,000	5.00%, 07/01/24 (c)	230,364
165,000	5.00%, 07/01/24 (c)	184,122
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
795,000	5.00%, 07/01/24 (c)	859,459
1,030,000	6.75%, 07/01/24 (c)	1,054,267
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 11/30/20 (c)	1,000,370
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	104,770
	Michigan Strategic Fund, Canterbury Health Care, Inc. Project (RB)
1,000,000	5.00%, 07/01/24 (c)	887,710
500,000	5.00%, 07/01/24 (c)	436,515
	Michigan Strategic Fund, Evangelical Homes Project (RB)
2,735,000	5.25%, 06/01/22 (c)	2,774,548
2,000,000	5.50%, 06/01/22 (c)	2,017,620
700,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	829,360
260,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 11/16/20 (c) ^	26,021
1,000,000	Waterford Township Economic Development Corp., Canterbury
	Health Care, Inc. Project, Series A (RB) 5.00%, 07/01/24 (c)	887,710
		24,852,724
Minnesota: 1.1%
135,000	Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	138,006
500,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	509,825

See Notes to Financial Statements

22

Principal
Amount		Value

Minnesota: (continued)
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
$1,000,000	5.00%, 01/01/22 (c)	$615,250
1,015,000	5.00%, 01/01/22 (c)	644,292
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	2,920,467
940,000	4.50%, 09/01/23 (c)	943,187
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	502,010
750,000	5.00%, 06/01/23 (c)	754,537
350,000	5.00%, 06/01/23 (c)	356,577
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,248,903
1,055,000	6.13%, 07/01/25 (c)	958,362
400,000	6.13%, 07/01/25 (c)	370,576
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	253,724
250,000	5.50%, 07/01/25 (c)	260,818
500,000	5.75%, 07/01/25 (c)	525,760
	City of Crookston, Health Care Facilities, Riverview Health Project (RB)
2,000,000	5.00%, 05/01/29 (c)	1,913,900
3,000,000	5.00%, 05/01/29 (c)	2,915,100
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	542,230
1,000,000	5.50%, 07/01/25 (c)	1,085,730
500,000	City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	551,670
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	787,620
115,000	City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	119,277
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	517,900
1,000,000	City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	1,065,290
	City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
325,000	5.75%, 09/01/26 (c)	369,652
500,000	6.00%, 09/01/26 (c)	573,870
	City of Wayzata, Folkestone Senior Living Community (RB)
350,000	4.00%, 08/01/24 (c)	346,801
500,000	5.00%, 08/01/24 (c)	520,455
Principal
Amount		Value

Minnesota: (continued)
$500,000	City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	$497,720
665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	682,443
2,230,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	2,227,435
1,000,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 11/20/20 (c)	935,380
750,000	Rice County, Educational Facilities, Shattuck-St. Mary’s School Project (RB) 5.00%, 08/01/22	765,802
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,468,025
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	257,625
		30,146,219
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,160,510
Missouri: 0.9%
	Boone County, Boone Hospital Center (RB)
410,000	3.00%, 08/01/26 (c)	405,306
565,000	4.00%, 08/01/26 (c)	576,068
1,000,000	Cape Girardeau County Industrial Development Authority, South Eastern Health, Series A (RB) 5.00%, 03/01/27 (c)	1,104,620
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 11/30/20 (c)	1,001,270
400,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	395,656
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	482,765
500,000	6.00%, 06/01/25 (c)	484,115
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,600,000	4.63%, 11/01/27 (c)	1,536,224
1,625,000	5.38%, 11/01/27 (c)	1,542,369
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	217,993
500,000	4.75%, 11/15/26 (c)	439,885

See Notes to Financial Statements

23

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Missouri: (continued)
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
$1,075,000	4.25%, 05/01/25 (c)	$992,225
930,000	5.00%, 05/01/25 (c)	905,253
475,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	489,454
	I-470 Western Gateway Transportation Development District, Series A (RB)
500,000	4.50%, 12/01/26 (c)	509,235
1,000,000	5.25%, 12/01/26 (c)	1,016,060
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c) (d) *	841,200
4,910,000	6.00%, 11/15/25 (c) (d) *	1,720,955
2,810,000	6.00%, 11/15/25 (c) (d) *	984,905
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
3,525,000	5.00%, 02/01/28 (c)	3,615,169
3,500,000	5.00%, 02/01/28 (c)	3,611,230
500,000	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB) 5.25%, 05/15/27 (c)	533,245
200,000	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/25 (c)	205,038
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 11/30/20 (c)	38,557
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	860,163
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	541,970
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	147,192
		25,198,122
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	536,290

Nebraska: 0.1%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
125,000	5.00%, 09/01/30	159,090
2,185,000	5.00%, 09/01/42	2,973,654
		3,132,744
Principal
Amount		Value

Nevada: 0.6%
	City of Las Vegas, Special Improvement District No. 814 (SA)
$560,000	4.00%, 06/01/29 (c)	$561,764
250,000	4.00%, 06/01/29 (c)	252,148
10,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	1,375,400
1,570,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 11/30/20 (c)	1,417,773
1,000,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	976,400
180,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	188,978
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	627,150
	North Las Vegas, Special Improvement District No. 64 (SA)
250,000	4.63%, 12/01/28 (c)	255,658
500,000	4.63%, 12/01/28 (c)	514,485
4,045,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	3,912,769
2,125,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	2,161,656
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
400,000	5.00%, 12/15/25 (c)	415,512
500,000	5.00%, 12/15/25 (c)	514,280
1,000,000	5.00%, 12/15/25 (c)	1,046,290
1,000,000	5.13%, 12/15/25 (c)	1,035,630
		15,255,893
New Hampshire: 0.4%
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
1,000,000	6.13%, 07/01/24 (c)	765,590
1,500,000	6.13%, 07/01/24 (c)	1,261,830
500,000	6.25%, 07/01/24 (c)	409,295
	New Hampshire National Finance Authority Resource Recovery, Covanta Project, Series B (RB)
1,000,000	3.75%, 07/01/25 (c) (p)	987,620
4,000,000	4.63%, 07/01/23 (c)	4,043,160
	New Hampshire National Finance Authority, The Vista Project, Series A (RB)
1,600,000	5.63%, 07/01/25 (c)	1,639,344
2,750,000	5.75%, 07/01/25 (c)	2,825,130
		11,931,969

See Notes to Financial Statements

24

Principal
Amount		Value

New Jersey: 8.1%
	Atlantic City (GO)
$25,000	5.00%, 11/01/21	$24,967
50,000	5.00%, 12/01/21	49,936
115,000	5.00%, 11/01/22	114,530
65,000	5.00%, 12/01/23 (c)	64,920
150,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	165,702
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,474,720
1,410,000	5.25%, 11/01/24 (c)	1,433,829
2,005,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,094,243
470,000	New Jersey Economic Development
	Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	508,897
500,000	New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW) 5.00%, 10/01/27 (c)	478,745
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,683,698
535,000	5.00%, 06/15/22 (c)	545,481
520,000	5.00%, 06/15/22 (c)	531,596
1,150,000	5.00%, 06/15/22 (c)	1,184,454
110,000	5.00%, 06/15/22	113,741
1,020,000	5.00%, 06/15/22 (c)	1,052,701
160,000	5.00%, 06/15/22 (c)	164,984
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,090,000	5.13%, 08/20/22 (c)	2,143,232
9,075,000	5.25%, 08/20/22 (c)	9,272,290
2,215,000	5.50%, 11/30/20 (c)	2,214,978
60,000	5.50%, 06/20/23 (c)	61,495
2,035,000	5.63%, 03/05/24 (c)	2,114,752
285,000	5.63%, 03/05/24 (c)	296,169
4,825,000	5.75%, 09/15/22 (c)	4,762,709
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	554,055
1,130,000	5.00%, 12/15/27 (c)	1,261,905
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	57,346
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	656,382
500,000	5.00%, 01/01/24 (c)	491,920
1,800,000	5.25%, 01/01/24 (c)	1,727,676
Principal
Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
$980,000	3.38%, 07/01/27 (c)	$983,891
3,055,000	4.00%, 07/01/27 (c)	3,182,149
1,640,000	4.00%, 07/01/27 (c)	1,728,626
1,275,000	5.00%, 07/01/27 (c)	1,415,250
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	478,317
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB)
1,075,000	4.00%, 11/01/27	1,185,220
780,000	5.00%, 11/01/27	910,221
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	130,955
4,000,000	5.00%, 11/01/22	4,327,600
500,000	5.00%, 11/01/24	564,665
	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
1,000,000	5.00%, 10/01/27 (c)	1,080,510
1,000,000	5.00%, 10/01/27 (c)	1,100,370
1,000,000	New Jersey Economic Development Authority, Provident Group - Rowan University Student Housing Project, Series A (RB) 5.00%, 01/01/25 (c)	931,560
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB) 5.25%, 03/01/21 (c)	1,014,730
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,740,000	5.00%, 12/15/26 (c)	1,922,944
205,000	5.00%, 12/15/26 (c)	228,454
650,000	5.00%, 12/15/26 (c)	726,622
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,730,000	4.75%, 12/15/26 (c)	1,914,262
165,000	5.50%, 12/15/26 (c)	192,713
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,646,860
780,000	5.00%, 06/15/27 (c)	888,584
845,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	857,447

See Notes to Financial Statements

25

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
$165,000	5.00%, 03/01/21 (c)	$167,295
360,000	5.25%, 03/01/21 (c)	365,303
210,000	5.25%, 03/01/21 (c)	213,093
105,000	5.25%, 03/01/21 (c)	106,547
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
470,000	5.00%, 03/01/22 (c)	493,063
515,000	5.00%, 03/01/22 (c)	547,548
290,000	5.00%, 03/01/22 (c)	303,607
435,000	5.00%, 03/01/22 (c)	458,294
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,683,263
685,000	5.00%, 09/01/22 (c)	744,431
125,000	5.00%, 09/01/22 (c)	131,751
	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
1,000,000	5.00%, 12/15/29 (c)	1,122,830
1,485,000	5.00%, 12/15/29 (c)	1,690,153
600,000	5.00%, 12/15/29 (c)	685,008
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	530,795
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
320,000	4.00%, 03/01/23 (c)	329,677
3,050,000	5.00%, 03/01/22	3,217,140
265,000	5.00%, 03/01/23 (c)	281,679
230,000	5.00%, 03/01/23 (c)	245,127
300,000	5.00%, 03/01/23 (c)	321,021
1,725,000	5.00%, 03/01/23 (c)	1,859,998
865,000	5.00%, 03/01/23 (c)	935,852
1,175,000	5.00%, 03/01/23 (c)	1,246,745
650,000	5.00%, 03/01/23 (c)	698,444
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
140,000	5.00%, 06/15/24 (c)	152,783
580,000	5.00%, 06/15/24 (c)	629,480
920,000	5.00%, 06/15/24 (c)	1,024,889
100,000	5.00%, 06/15/24 (c)	110,795
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	129,836
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
875,000	5.00%, 06/15/24 (c)	944,212
3,935,000	5.00%, 06/15/24 (c)	4,234,886
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
$405,000	5.00%, 06/15/25 (c)	$441,539
630,000	5.00%, 06/15/25 (c)	685,434
1,235,000	5.00%, 06/15/25 (c)	1,352,597
680,000	5.00%, 06/15/25 (c)	743,145
435,000	5.25%, 06/15/25 (c)	488,218
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	238,262
595,000	4.25%, 06/15/25 (c)	648,062
125,000	4.38%, 06/15/25 (c)	135,954
1,000,000	5.00%, 06/15/23	1,096,540
1,080,000	5.00%, 06/15/24	1,207,429
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	383,674
1,000,000	5.25%, 01/01/24 (c)	1,118,880
900,000	5.38%, 01/01/24 (c)	984,753
500,000	5.50%, 01/01/24 (c)	559,955
	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
150,000	4.13%, 07/01/25 (c)	138,404
2,065,000	5.00%, 07/01/25 (c)	1,940,233
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	586,564
515,000	5.00%, 06/15/23	564,718
1,090,000	5.00%, 06/15/24	1,218,620
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	294,860
1,000,000	New Jersey Educational Facilities Authority, Rider University, Series A (RB) 5.00%, 07/01/21 (c)	1,003,480
2,490,000	New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	2,482,555
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
940,000	5.00%, 04/01/28 (c)	1,029,601
630,000	5.00%, 04/01/28 (c)	689,176
500,000	5.00%, 04/01/28 (c)	566,980
1,000,000	5.00%, 04/01/28 (c)	1,096,910
170,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 07/01/21 (c)	174,347
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	202,883

See Notes to Financial Statements

26

Principal Amount		Value

New Jersey: (continued)
$270,000	0.00%, 12/15/25 ^	$238,167
575,000	0.00%, 12/15/26 ^	489,170
4,440,000	0.00%, 12/15/28 ^	3,498,898
870,000	0.00%, 12/15/28 ^	685,595
325,000	0.00%, 12/15/29 ^	245,460
3,210,000	0.00%, 12/15/30 ^	2,325,484
1,880,000	0.00%, 12/15/31 ^	1,305,980
2,020,000	0.00%, 12/15/32 ^	1,342,411
705,000	0.00%, 12/15/33 ^	448,824
1,190,000	0.00%, 12/15/33 ^	757,590
915,000	0.00%, 12/15/34 ^	559,285
765,000	0.00%, 12/15/34 ^	467,599
540,000	0.00%, 12/15/35 ^	315,657
1,780,000	0.00%, 12/15/37 ^	950,093
1,115,000	0.00%, 12/15/37 ^	595,142
605,000	0.00%, 12/15/38 ^	308,405
4,000,000	0.00%, 12/15/38 ^	2,039,040
1,500,000	0.00%, 12/15/39 ^	729,720
930,000	0.00%, 12/15/40 ^	431,297
695,000	4.00%, 12/15/28 (c)	742,496
2,295,000	4.00%, 12/15/29 (c)	2,397,059
1,000,000	4.25%, 12/15/28 (c)	1,065,660
360,000	5.00%, 06/15/21 (c)	368,399
5,875,000	5.00%, 06/15/22 (c)	6,137,789
665,000	5.00%, 06/15/24	743,463
5,900,000	5.00%, 12/15/28 (c)	6,686,411
1,000,000	5.00%, 12/15/28 (c)	1,142,360
200,000	5.00%, 12/15/28	235,794
385,000	5.00%, 12/15/29 (c)	437,529
370,000	5.25%, 06/15/21 (c)	379,076
430,000	5.25%, 12/15/21	451,027
100,000	5.25%, 12/15/23	112,186
310,000	5.50%, 12/15/21	326,021
205,000	5.50%, 12/15/23	231,543
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
525,000	3.75%, 12/15/28 (c)	544,614
220,000	4.00%, 06/15/22 (c)	224,583
695,000	4.25%, 06/15/24 (c)	713,556
150,000	4.75%, 06/15/25 (c)	160,733
1,375,000	4.75%, 06/15/25 (c)	1,464,966
345,000	5.00%, 06/15/22	367,936
4,710,000	5.00%, 06/15/22 (c)	4,933,960
265,000	5.00%, 06/15/22 (c)	278,738
425,000	5.00%, 06/15/22 (c)	445,757
1,940,000	5.00%, 06/15/22 (c)	2,033,857
200,000	5.00%, 06/15/23 (c)	216,460
135,000	5.00%, 06/15/23 (c)	145,480
640,000	5.00%, 06/15/23 (c)	680,262
1,115,000	5.00%, 06/15/23 (c)	1,181,209
1,195,000	5.00%, 06/15/24 (c)	1,283,669
1,620,000	5.00%, 06/15/24 (c)	1,744,772
665,000	5.00%, 06/15/25 (c)	714,689
340,000	5.00%, 06/15/25 (c)	365,031
925,000	5.25%, 06/15/23 (c)	993,746
130,000	5.25%, 06/15/23 (c)	139,187
505,000	5.25%, 06/15/25 (c)	550,995
835,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	854,656
Principal Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series BB (RB)
$1,745,000	3.25%, 12/15/28 (c)	$1,660,891
9,095,000	3.50%, 12/15/28 (c)	8,642,433
1,140,000	4.00%, 12/15/28 (c)	1,198,710
1,000,000	5.00%, 12/15/28 (c)	1,167,500
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
430,000	0.00%, 12/15/24 ^	392,723
250,000	0.00%, 12/15/25 ^	222,205
985,000	0.00%, 12/15/26 ^	845,593
185,000	0.00%, 12/15/28 ^	147,547
265,000	0.00%, 12/15/30 ^	195,840
365,000	0.00%, 12/15/31 ^	259,165
5,475,000	0.00%, 12/15/35 ^	3,272,517
2,245,000	5.25%, 12/15/24 (c)	2,476,594
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	368,167
960,000	5.00%, 12/15/24 (c)	1,047,370
295,000	5.25%, 12/15/23	330,958
	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB)
120,000	5.00%, 01/01/32	139,355
100,000	5.25%, 01/01/27	115,329
	South Jersey Port Corp., Marine Terminal, Series B (RB)
4,000,000	5.00%, 01/01/28 (c)	4,341,560
1,000,000	5.00%, 01/01/28 (c)	1,075,050
360,000	5.00%, 01/01/28 (c)	399,564
750,000	5.00%, 01/01/28 (c)	827,550
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,537,664
4,000,000	5.25%, 06/01/28 (c)	4,682,840
	Tobacco Settlement Financing Corp., Series B (RB)
1,705,000	3.20%, 06/01/27	1,742,817
7,760,000	5.00%, 06/01/28 (c)	8,782,380
		224,495,129
New Mexico: 0.0%
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 11/30/20 (c)	1,009,690
New York: 8.1%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
395,000	0.00%, 07/15/32 ^	257,516
370,000	0.00%, 07/15/33 ^	229,678
180,000	0.00%, 07/15/47 ^	57,350
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
345,000	5.00%, 07/15/26	393,100
5,040,000	5.00%, 01/15/27 (c)	5,495,969
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5,700,000	5.00%, 12/31/28	6,097,347
9,700,000	5.25%, 12/31/28 (c)	10,266,383
4,700,000	5.50%, 12/31/28 (c)	4,922,921

See Notes to Financial Statements

27

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	$268,008
660,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	685,872
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,011,770
65,000	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB) 4.50%, 11/30/20 (c)	65,001
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 11/30/20 (c)	1,295,712
335,000	5.00%, 11/30/20 (c)	335,184
20,000,000	Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 11/30/20 (c) ^	2,197,800
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 11/30/20 (c) ^	716,600
2,175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/22 (c)	2,220,022
	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
500,000	4.00%, 01/01/26 (c)	500,325
230,000	5.00%, 01/01/26 (c)	239,044
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 11/16/20 (c)	3,285,197
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,655,000	5.00%, 11/16/20 (c)	3,655,256
3,905,000	5.13%, 11/16/20 (c)	3,905,469
	New Rochelle Industrial Development Agency (RB)
1,496,234	5.25%, 01/01/21 (c) (d)	29,925
68,502	5.50%, 07/01/19 (d) *	1,370
1,620,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	1,676,182
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,545,000	4.75%, 11/30/20 (c)	1,544,923
110,000	5.00%, 11/30/20 (c)	110,007
650,000	5.00%, 11/30/20 (c)	631,767
100,000	5.00%, 11/30/20 (c)	100,014
825,000	5.00%, 11/30/20 (c)	825,041
120,000	5.00%, 11/30/20 (c)	120,008
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 11/16/20 (c) ^	761,799
745,000	5.00%, 11/16/20 (c)	751,370
	New York Counties Tobacco Trust V (RB)
1,640,000	0.00%, 11/16/20 (c) ^	580,347
100,000,000	0.00%, 11/16/20 (c) ^	2,954,000
64,000,000	0.00%, 11/16/20 (c) ^	3,536,000
Principal Amount		Value

New York: (continued)
	New York Counties Tobacco Trust VI (RB)
$1,160,000	3.75%, 06/01/26 (c)	$1,072,049
5,500,000	5.00%, 06/01/26 (c)	5,655,980
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
22,275,000	5.00%, 11/15/24 (c)	22,821,628
4,210,000	5.15%, 11/15/24 (c)	4,371,159
3,700,000	5.38%, 11/15/24 (c)	3,829,167
10,000,000	7.25%, 11/15/24 (c)	10,372,900
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	265,373
480,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	622,939
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	173,330
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	203,796
50,000	New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	50,294
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
6,640,000	5.00%, 08/01/21 (c)	6,614,834
7,350,000	5.00%, 08/01/21 (c)	7,379,179
3,250,000	5.25%, 08/01/30 (c)	3,349,742
2,650,000	5.38%, 08/01/30 (c)	2,746,380
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
2,085,000	4.00%, 10/01/30	2,141,691
1,600,000	5.00%, 01/01/28 (c)	1,736,016
160,000	5.00%, 01/01/28 (c)	173,182
1,000,000	5.00%, 10/01/30 (c)	1,072,970
3,650,000	5.00%, 10/01/30 (c)	3,986,712
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,000,000	4.00%, 07/01/24 (c)	1,045,500
420,000	5.00%, 07/01/24 (c)	461,517
3,130,000	5.00%, 07/01/24 (c)	3,352,543
230,000	5.00%, 07/01/24 (c)	249,907
2,225,000	5.25%, 07/01/24 (c)	2,398,394
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
2,550,000	5.00%, 01/01/22	2,646,492
3,355,000	5.00%, 01/01/23	3,584,516
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility,Series A (RB) 4.75%, 07/01/23 (c)	4,055,640

See Notes to Financial Statements

28

Principal Amount		Value

New York: (continued)
$700,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 11/30/20 (c)	$560,126
355,000	Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	297,739
110,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 6.00%, 12/01/20 (c)	110,448
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
65,000	5.38%, 11/30/20 (c)	64,997
4,150,000	6.00%, 11/30/20 (c)	4,154,357
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,343,110
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
550,000	5.00%, 01/01/26 (c)	461,362
200,000	5.00%, 01/01/26 (c)	165,508
945,000	5.00%, 01/01/26 (c)	846,399
2,465,000	5.00%, 01/01/26 (c)	2,171,123
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,524,570
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
13,285,000	5.00%, 06/01/27 (c)	13,727,922
16,980,000	5.00%, 06/01/27 (c)	17,644,088
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	5,595,500
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
855,000	4.00%, 09/15/24 (c)	818,423
400,000	5.00%, 09/15/24 (c)	375,244
180,000	5.25%, 09/15/24 (c)	162,608
1,000,000	5.25%, 09/15/24 (c)	942,890
3,390,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	3,500,887
255,000	Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	277,009
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,759,830
	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
275,000	5.00%, 10/15/29 (c)	295,298
315,000	5.00%, 10/15/29 (c)	346,456
		223,304,001
Principal Amount		Value

North Carolina: 0.6%
$1,000,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, Series C (RB) 2.10%, 10/01/24 (p)	$1,044,440
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
1,000,000	5.00%, 06/30/25 (c)	1,071,310
1,430,000	5.00%, 06/30/25 (c)	1,505,418
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	247,656
1,330,000	5.00%, 03/01/22 (c)	1,342,156
820,000	5.00%, 03/01/22 (c)	829,504
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	159,363
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	549,967
250,000	5.00%, 10/01/24 (c)	257,593
250,000	5.00%, 10/01/24 (c)	262,633
	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
165,000	5.00%, 10/01/24 (c)	176,850
385,000	5.00%, 07/01/26 (c)	407,149
250,000	5.00%, 07/01/26 (c)	266,438
465,000	North Carolina Medical Care Commission,Salemtowne Project (RB) 5.25%, 10/01/25 (c)	493,863
1,225,000	North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,278,912
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
1,150,000	3.00%, 01/01/30 (c)	1,203,889
1,250,000	4.00%, 01/01/30 (c)	1,362,075
1,000,000	5.00%, 01/01/27 (c)	1,192,490
100,000	5.00%, 01/01/29 (c)	125,668
1,705,000	5.00%, 01/01/30 (c)	2,025,676
		15,803,050
North Dakota: 0.2%
25,000	City of Grand Forks, Altru Health System Obligated Group (RB) 4.00%, 12/01/21 (c)	25,412
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	270,600
1,285,000	7.75%, 09/01/23 (c) (d) *	565,400
750,000	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	815,295
	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB)
1,000,000	5.75%, 09/15/26 (c)	916,770
3,500,000	6.38%, 09/15/26 (c)	2,992,360
		5,585,837

See Notes to Financial Statements

29

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Northern Mariana Islands: 0.2%
$5,320,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 11/30/20 (c)	$4,912,860
Ohio: 4.9%
500,000	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB) 5.25%, 11/15/26 (c)	583,525
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
2,500,000	3.00%, 06/01/30 (c)	2,395,500
9,075,000	4.00%, 06/01/30 (c)	9,844,288
57,425,000	Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	61,483,225
25,000,000	Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.00%, 06/01/30 (c) ^	3,542,750
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
1,000,000	5.00%, 12/01/28	1,039,640
750,000	5.25%, 12/01/28 (c)	774,885
3,000,000	5.50%, 12/01/28 (c)	3,108,630
940,000	5.50%, 12/01/28 (c)	965,220
1,750,000	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.25%, 02/15/27 (c)	2,019,972
	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
550,000	3.00%, 11/15/29 (c)	528,115
4,100,000	4.00%, 11/15/29 (c)	4,322,835
3,940,000	4.00%, 11/15/29 (c)	4,185,501
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 11/30/20 (c)	406,128
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	962,802
1,040,000	Marion County, Health Care Facilities, United Church Homes, Inc. (RB) 5.13%, 12/01/26 (c)	1,059,989
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	505,641
1,530,000	5.00%, 02/15/23 (c)	1,573,467
490,000	5.00%, 02/15/23 (c)	511,864
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,212,614
2,500,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/24 (c) (p)	2,566,675
9,500,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	9,686,675
Principal Amount		Value

Ohio: (continued)
	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
$4,000,000	2.88%, 02/01/26	$4,045,960
6,000,000	3.25%, 09/01/29	6,062,940
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	533,505
4,000,000	4.50%, 01/15/28 (c)	4,286,640
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 11/30/20 (c)	1,100,990
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	761,427
1,000,000	Port of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	996,160
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	251,073
245,000	5.00%, 12/01/24 (c)	250,138
70,000	5.50%, 12/01/24 (c)	72,469
710,000	5.75%, 12/01/22 (c)	742,475
570,000	6.00%, 12/01/22 (c)	588,799
1,000,000	Southeastern Ohio Port Authority, Purecycle Project, Series A (RB) 7.00%, 12/01/27 (c)	1,002,780
		134,975,297
Oklahoma: 1.0%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	303,366
210,000	5.00%, 07/01/22 (c)	218,961
	Holdenville Public Works Authority, Series A (RB) (AGM)
780,000	4.30%, 11/01/24 (c)	712,031
605,000	4.38%, 11/01/24 (c)	549,655
	Norman Regional Hospital Authority (RB)
340,000	3.25%, 09/01/29 (c)	347,021
150,000	4.00%, 09/01/26 (c)	160,788
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	746,089
135,000	5.00%, 04/01/23	134,449
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	823,333
7,000,000	5.25%, 08/15/28 (c)	8,087,870
2,900,000	5.25%, 08/15/28 (c)	3,375,571
7,320,000	5.50%, 08/15/28 (c)	8,500,204
1,300,000	5.50%, 08/15/28 (c)	1,514,682

See Notes to Financial Statements

30

Principal Amount		Value

Oklahoma: (continued)
$375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	$389,535
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,150,904
		28,014,459
Oregon: 0.5%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c) (d) *	4,863,675
8,500,000	6.50%, 04/01/28 (c) (d) *	5,512,165
3,480,000	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project, Series 248-G (RB) 9.00%, 04/01/30 (c)	3,027,252
		13,403,092
Pennsylvania: 3.4%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
200,000	4.88%, 11/01/24	190,308
475,000	5.75%, 08/01/22 (c)	428,165
500,000	6.75%, 12/01/21 (c)	490,390
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,083,180
250,000	5.00%, 05/01/27 (c)	265,643
1,000,000	5.00%, 05/01/28	1,071,830
500,000	5.00%, 05/01/28 (c)	523,555
250,000	5.00%, 05/01/28 (c)	265,940
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	1,985,683
150,000	5.00%, 05/01/22 (c)	155,921
3,980,000	5.00%, 05/01/22 (c)	4,112,653
	Berks County Industrial Development Authority, Tower Health Project (RB)
440,000	3.75%, 11/01/27 (c)	411,215
120,000	5.00%, 11/01/26	133,870
770,000	5.00%, 11/01/27 (c)	810,125
110,000	5.00%, 11/01/27 (c)	119,513
195,000	5.00%, 11/01/27 (c)	209,918
1,170,000	Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 08/01/29 (c) (p)	1,302,631
1,565,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,722,846
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,600,000	4.25%, 11/01/27 (c)	1,240,240
430,000	5.00%, 11/01/27 (c)	321,115
1,000,000	5.00%, 11/01/27 (c)	776,200
Principal Amount		Value

Pennsylvania: (continued)
$3,000,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	$2,948,760
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	445,056
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	404,128
400,000	5.13%, 03/01/28 (c)	401,548
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,549,613
440,000	6.00%, 06/01/26 (c)	475,020
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	401,804
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	516,040
500,000	Dauphin County General Authority, The Harrisburg University of Science and Technology Project (RB) 5.00%, 10/15/27	501,945
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	307,632
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	402,169
720,000	5.25%, 11/20/20 (c)	720,058
800,000	6.13%, 11/20/20 (c)	800,264
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/22	104,474
840,000	5.00%, 01/01/23 (c)	894,785
1,080,000	5.00%, 01/01/23 (c)	1,153,678
2,000,000	Doylestown Hospital Authority, Series A (RB) 5.00%, 07/01/29 (c)	2,227,320
	Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
215,000	5.00%, 12/01/25 (c)	221,912
500,000	5.00%, 12/01/25 (c)	517,785
1,000,000	5.00%, 12/01/25 (c)	1,032,810
1,700,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	1,725,245

See Notes to Financial Statements

31

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	$1,054,990
	Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
425,000	5.00%, 03/01/27 (c)	439,000
310,000	5.00%, 03/01/27 (c)	321,520
425,000	5.00%, 03/01/27 (c)	445,311
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,120,229
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB)
635,000	4.25%, 01/15/25 (c)	655,764
4,235,000	5.25%, 01/15/25 (c)	4,423,457
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	153,437
870,000	5.25%, 01/01/25 (c)	881,928
820,000	5.38%, 01/01/25 (c)	828,913
	Moon Industrial Development Authority, Baptist Homes Society (RB)
300,000	5.63%, 07/01/25 (c)	314,415
590,000	6.00%, 07/01/25 (c)	609,269
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	989,030
2,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	1,651,700
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
3,040,000	6.50%, 12/01/28 (c)	2,584,000
5,470,000	6.75%, 12/01/28 (c)	4,649,500
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,798,670
45,000	5.00%, 12/31/22	48,849
125,000	5.00%, 12/31/23	140,399
550,000	5.00%, 12/31/24	637,549
1,105,000	5.00%, 12/31/25	1,315,480
575,000	5.00%, 06/30/26 (c)	677,563
1,485,000	5.00%, 06/30/26 (c)	1,784,198
500,000	5.00%, 06/30/26 (c)	561,465
410,000	5.00%, 06/30/26 (c)	476,071
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	212,773
250,000	5.00%, 11/01/22 (c)	253,883
Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	$1,114,070
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	440,576
440,000	6.50%, 06/01/25 (c)	440,141
415,000	6.63%, 06/01/25 (c)	415,374
	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW)
350,000	4.00%, 12/15/26 (c)	359,552
355,000	5.00%, 12/15/26 (c)	371,138
5,000,000	Philadelphia Authority for Industrial Development, The University of the Arts (RB) 5.00%, 03/15/28 (c)	5,089,100
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,067,620
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	752,927
2,500,000	5.00%, 07/01/27 (c)	2,433,000
1,000,000	5.00%, 07/01/27 (c)	992,090
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,136,930
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,422,863
220,000	5.00%, 07/01/27 (c)	251,183
5,020,000	5.63%, 07/01/22 (c)	5,307,847
2,190,000	5.63%, 07/01/22 (c)	2,325,167
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	243,230
1,650,000	Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	1,698,741
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,200,284
		93,464,183
Puerto Rico: 3.6%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	25,503
5,365,000	5.00%, 07/01/22 (c)	5,539,362

See Notes to Financial Statements

32

Principal Amount		Value

Puerto Rico: (continued)
$100,000	5.00%, 07/01/22	$104,000
1,050,000	5.13%, 07/01/22 (c)	1,084,125
5,520,000	5.25%, 07/01/22 (c)	5,699,400
3,895,000	5.75%, 07/01/22 (c)	4,065,406
1,000,000	6.00%, 11/30/20 (c)	1,015,000
4,425,000	6.00%, 07/01/22 (c)	4,640,719
200,000	6.13%, 07/01/24	212,000
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 11/30/20 (c)	103,500
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
100,000	5.13%, 04/01/22 (c)	98,902
100,000	5.38%, 04/01/22 (c)	98,414
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 01/01/21 (c)	20,004
80,064	Puerto Rico Sales Tax Financing Corp. (RB) (AMBAC) 0.00%, 08/01/47 ^	22,225
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
2,127,000	0.00%, 07/01/24 ^	1,964,689
2,000,000	4.50%, 07/01/25 (c)	2,094,000
4,683,000	4.55%, 07/01/28 (c)	4,885,868
11,374,000	4.75%, 07/01/28 (c)	11,967,382
19,114,000	5.00%, 07/01/28 (c)	20,363,100
	Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
9,835,000	4.33%, 07/01/28 (c)	10,118,051
9,035,000	4.33%, 07/01/28 (c)	9,295,027
6,237,000	4.54%, 07/01/28 (c)	6,475,004
8,458,000	4.78%, 07/01/28 (c)	8,891,388
		98,783,069
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	107,198
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
250,000	5.00%, 05/15/23	272,115
690,000	5.00%, 05/15/26 (c)	763,161
1,000,000	5.00%, 05/15/26 (c)	1,127,970
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 11/16/20 (c) ^	3,800,314
1,650,000	5.00%, 06/01/25 (c)	1,785,003
Principal Amount		Value

Rhode Island: (continued)
	Tobacco Settlement Financing Corp., Series B (RB)
$2,000,000	4.50%, 06/01/25 (c)	$2,092,480
2,000,000	5.00%, 06/01/25 (c)	2,143,940
		12,092,181
South Carolina: 0.7%
800,000	Berkeley County (SA) 4.38%, 11/01/29 (c)	809,800
9,878,170	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	899,111
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	554,740
650,000	5.00%, 11/01/24 (c)	726,505
500,000	5.00%, 11/01/24 (c)	562,905
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	541,400
500,000	5.75%, 12/15/26 (c)	548,175
	South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB)
1,750,000	5.00%, 04/01/25 (c)	1,842,977
5,000,000	5.00%, 04/01/25 (c)	5,274,350
1,000,000	South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,054,290
320,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	302,253
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	760,505
400,000	4.00%, 11/15/24 (c)	401,776
3,755,000	5.25%, 11/15/24 (c)	3,891,044
		18,169,831
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	763,597
500,000	5.00%, 11/01/26 (c)	489,320
		1,252,917
Tennessee: 0.8%
240,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	164,268
900,000	Board of the City of Franklin, Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c) (d) *	585,000

See Notes to Financial Statements

33

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Tennessee: (continued)
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
$2,000,000	5.00%, 12/01/26 (c)	$1,944,340
8,100,000	5.13%, 12/01/26 (c)	7,653,042
310,000	Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	366,829
120,000	Johnson City, Health and Educational Facilities Board, Series A (RB) 0.00%, 07/01/27 ^	107,616
	Knox County Health Educational and Housing Facility Board (RB)
295,000	4.00%, 09/01/26 (c)	313,682
290,000	4.00%, 09/01/26 (c)	301,733
380,000	5.00%, 04/01/27 (c)	436,677
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
635,000	4.75%, 07/01/27	591,560
1,100,000	5.50%, 07/01/27 (c)	963,589
1,500,000	5.63%, 07/01/27 (c)	1,273,575
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
250,000	5.50%, 10/01/25 (c)	243,398
2,000,000	5.75%, 10/01/25 (c)	1,849,020
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
475,000	5.00%, 09/01/26 (c)	425,534
205,000	5.38%, 09/01/23 (c)	189,861
200,000	5.50%, 09/01/23 (c)	184,728
4,200,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	5,103,546
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	174,618
200,000	The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	225,346
		23,097,962
Texas: 4.9%
	Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
750,000	5.00%, 01/01/22	737,355
800,000	5.00%, 01/01/23	783,328
715,000	5.00%, 01/01/26	693,021
500,000	5.00%, 01/01/27 (c)	479,755
500,000	5.00%, 01/01/27 (c)	480,905
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	221,005
610,000	5.00%, 12/01/25 (c)	639,353
700,000	5.25%, 12/01/25 (c)	766,017
Principal Amount		Value

Texas: (continued)
$5,550,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	$5,601,448
1,850,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project, Series B (RB) (SBG) 7.00%, 03/01/26 (c)	1,870,646
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/22	262,798
200,000	5.00%, 01/01/26 (c)	226,126
400,000	5.00%, 01/01/26 (c)	456,096
850,000	5.00%, 01/01/26 (c)	999,234
285,000	5.00%, 01/01/26 (c)	328,380
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,435,226
1,270,000	5.00%, 01/01/23 (c)	1,396,733
565,000	5.00%, 07/01/25 (c)	633,551
805,000	5.00%, 07/01/25 (c)	908,628
120,000	5.00%, 07/01/25 (c)	139,272
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	395,514
400,000	5.00%, 01/01/23 (c)	439,460
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	29,249
	City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB)
3,140,000	5.00%, 07/15/27	3,292,416
2,000,000	5.00%, 07/15/28	2,092,320
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,085,055
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
3,630,000	4.75%, 07/01/24	3,692,291
1,000,000	5.00%, 07/15/28	1,046,160
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
650,000	5.00%, 07/15/25 (c)	656,825
2,600,000	5.00%, 07/15/25 (c)	2,667,652
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	824,644
610,000	5.50%, 08/15/25 (c)	689,349
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	573,055
500,000	6.00%, 08/15/25 (c)	573,070
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	882,988

See Notes to Financial Statements

34

Principal Amount		Value

Texas: (continued)
$2,265,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	$2,285,679
	Harris County, Houston Sports Authority, Junior Lien, Series H (RB)
250,000	0.00%, 11/15/23 ^	230,910
675,000	0.00%, 11/15/23 ^	662,641
495,000	0.00%, 11/15/25 ^	431,145
590,000	0.00%, 11/15/27 ^	475,381
1,405,000	0.00%, 11/15/29 ^	1,033,715
115,000	0.00%, 11/15/30 ^	80,911
705,000	0.00%, 11/15/31 (c) ^	440,752
350,000	0.00%, 11/15/31 (c) ^	159,128
120,000	0.00%, 11/15/31 (c) ^	62,070
145,000	0.00%, 11/15/31 (c) ^	57,914
1,140,000	0.00%, 11/15/31 (c) ^	399,000
170,000	0.00%, 11/15/31 (c) ^	63,561
	Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	154,767
100,000	0.00%, 11/15/24 (c) ^	59,083
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	713,090
280,000	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22	298,385
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	126,715
635,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	761,797
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
2,680,000	5.13%, 02/15/24 (c)	2,220,514
700,000	5.13%, 02/15/24 (c)	646,954
10,000,000	Mission Economic Development Corp., Natgasoline Project (RB) 4.63%, 10/01/21 (c)	10,596,400
1,000,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series A-1 (RB) 5.00%, 07/01/25 (c)	862,970
235,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	151,695
1,935,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,729,716
750,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) 12.00%, 12/01/25 (c)	523,372
1,030,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	870,134
Principal Amount		Value

Texas: (continued)
$1,595,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	$1,319,703
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230,209
1,150,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	1,132,911
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	4.25%, 08/15/21 (c)	251,310
1,000,000	5.00%, 08/15/21 (c)	1,004,660
1,000,000	5.13%, 08/15/21 (c)	1,005,530
250,000	New Hope Cultural Education Facilities
	Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	266,250
100,000	New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	104,418
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,610,000	5.00%, 11/15/24 (c)	1,651,232
100,000	5.00%, 11/15/24 (c)	105,779
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
975,000	5.38%, 11/15/26 (c)	861,422
750,000	5.50%, 11/15/26 (c)	625,395
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	95,450
440,000	5.00%, 07/01/25 (c)	365,200
100,000	5.00%, 07/01/25 (c)	83,000
500,000	5.00%, 07/01/25 (c)	415,000
200,000	New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	200,890
1,000,000	New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing, Series A (RB) 5.00%, 12/01/26 (c)	1,058,280
	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
250,000	5.00%, 01/01/26 (c)	249,980
250,000	5.00%, 01/01/26 (c)	250,815
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,151,745

See Notes to Financial Statements

35

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
	North East Texas Regional Mobility Authority, Series B (RB)
$600,000	5.00%, 01/01/26 (c)	$655,140
400,000	5.00%, 01/01/26 (c)	440,012
150,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	179,507
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	521,935
4,000,000	Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (SAW) 4.00%, 01/01/22 (c)	4,002,880
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	411,288
400,000	5.00%, 08/15/26 (c)	418,136
2,425,000	Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	2,518,290
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,475,000
125,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	132,605
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	65,000
800,000	5.50%, 11/15/25 (c) (d) *	520,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 11/30/20 (c) (d) *	448,500
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
2,850,000	6.63%, 05/15/27 (c)	2,990,476
4,100,000	6.75%, 05/15/27 (c)	4,261,827
500,000	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c)	394,895
2,180,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	1,808,724
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	931,120
Principal Amount		Value

Texas: (continued)
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
$100,000	4.00%, 11/15/25	$93,606
405,000	5.00%, 11/15/25 (c)	351,224
884,836	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christi, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	88
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,559,210
175,000	5.00%, 12/15/22 (c)	186,158
760,000	5.00%, 12/15/22 (c)	823,224
1,280,000	5.00%, 12/15/22 (c)	1,390,682
1,265,000	5.00%, 12/15/22 (c)	1,354,069
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
250,000	5.00%, 12/31/25 (c)	271,625
460,000	5.00%, 12/31/25 (c)	501,124
230,000	5.00%, 12/31/25 (c)	252,660
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5,420,000	5.00%, 06/30/29 (c)	6,174,464
515,000	7.00%, 09/01/23 (c)	586,652
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
500,000	4.00%, 12/31/29 (c)	560,465
1,000,000	5.00%, 12/31/29 (c)	1,224,670
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,991,760
1,500,000	5.00%, 08/15/24 (c)	1,675,875
600,000	5.00%, 08/15/24 (c)	681,588
850,000	5.00%, 08/15/24 (c)	961,885
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,007,780
1,000,000	6.25%, 09/01/25 (c)	1,008,580
1,000,000	6.38%, 09/01/25 (c)	1,012,550
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 11/30/20 (c) (d) *	3,712,490
		134,084,267
Utah: 0.2%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,646,355
3,195,000	5.38%, 06/15/27 (c)	3,470,473
		5,116,828

See Notes to Financial Statements

36

Principal Amount		Value

Vermont: 0.1%
$1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	$1,110,351
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	887,814
		1,998,165
Virgin Islands: 1.2%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 11/30/20 (c)	727,999
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
550,000	4.50%, 10/01/24 (c)	464,249
1,700,000	5.00%, 10/01/24 (c)	1,601,672
4,250,000	5.00%, 10/01/24 (c)	3,857,172
180,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 11/30/20 (c)	172,148
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
240,000	6.63%, 11/30/20 (c)	240,977
1,840,000	6.75%, 11/30/20 (c)	1,846,882
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4,265,000	5.00%, 11/30/20 (c)	4,227,937
3,870,000	5.00%, 11/30/20 (c)	3,855,642
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
130,000	4.50%, 11/30/20 (c)	128,729
1,125,000	5.00%, 11/30/20 (c)	1,115,224
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
465,000	5.00%, 11/30/20 (c)	458,513
970,000	5.00%, 11/30/20 (c)	966,401
1,120,000	5.00%, 11/30/20 (c)	1,093,456
3,180,000	5.25%, 11/30/20 (c)	3,126,608
200,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 11/30/20 (c)	198,234
	Virgin Islands Water and Power Authority, Series A (RB)
160,000	4.00%, 07/01/21	158,040
330,000	5.00%, 11/30/20 (c)	319,028
65,000	5.00%, 11/30/20 (c)	62,180
	Virgin Islands Water and Power Authority, Series B (RB)
170,000	5.00%, 11/30/20 (c)	157,481
5,560,000	5.00%, 11/30/20 (c)	5,023,349
Principal Amount		Value

Virgin Islands: (continued)
$1,170,000	5.00%, 11/30/20 (c)	$1,107,417
1,070,000	5.00%, 11/30/20 (c)	1,001,980
		31,911,318
Virginia: 1.8%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	646,189
1,000,000	5.00%, 01/01/23 (c)	1,008,490
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	420,885
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	165,145
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	203,474
495,000	5.40%, 03/01/25 (c)	502,583
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 11/01/23	1,119,130
1,000,000	5.00%, 07/01/26 (c)	1,133,070
1,025,000	5.00%, 07/01/26 (c)	1,154,601
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	650,812
380,000	City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	394,603
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	246,574
1,450,000	Fairfax County, Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,479,290
	Farmville Industrial Development Authority, Longwood University Student Housing Projects, Series A (RB)
2,800,000	5.00%, 07/01/30 (c)	2,904,104
3,500,000	5.00%, 07/01/30 (c)	3,663,205
	Hanover County, Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	505,610
500,000	5.00%, 07/01/24 (c)	506,465
	Hanover County, Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,507,020
1,500,000	5.00%, 07/01/22 (c)	1,508,205
1,000,000	Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,020,080
2,400,000	Norfolk Redevelopment and Housing Authority, Series A (RB) 5.25%, 01/01/24 (c)	2,491,152
	Peninsula Town Center Community Development Authority (RB)
3,850,000	5.00%, 09/01/27 (c)	4,005,347
500,000	5.00%, 09/01/27 (c)	521,420

See Notes to Financial Statements

37

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Virginia: (continued)
$2,000,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	$1,825,040
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	981,820
500,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	470,355
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,400,000	5.00%, 07/01/25 (c)	2,404,872
1,000,000	5.00%, 07/01/25 (c)	1,016,970
	Virginia College Building Authority, Marymount University Project, Series B (RB)
3,500,000	5.00%, 07/01/25 (c)	3,507,105
2,300,000	5.25%, 07/01/25 (c)	2,392,253
1,760,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 11/30/20 (c)	1,744,213
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	793,653
1,550,000	6.00%, 07/01/22 (c)	1,650,223
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
1,070,000	5.00%, 01/01/22 (c)	1,104,326
300,000	5.00%, 01/01/22 (c)	310,164
2,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	2,034,240
1,000,000	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Virginia Electric and Power Company, Series A (RB) 0.75%, 09/02/25 (p)	999,200
		48,991,888
Washington: 1.2%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,009,080
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	280,285
250,000	5.25%, 01/01/28 (c)	278,493
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,029,640
500,000	5.75%, 12/01/25 (c)	546,350
500,000	6.00%, 12/01/25 (c)	543,100
250,000	6.25%, 12/01/25 (c)	269,420
Principal Amount		Value

Washington: (continued)
	Klickitat County Public Hospital District No. 2 (RB)
$1,230,000	5.00%, 12/01/27 (c)	$1,254,809
1,170,000	5.00%, 12/01/27 (c)	1,215,139
1,415,000	5.00%, 12/01/27 (c)	1,495,315
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	108,453
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	228,335
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,024,680
2,000,000	5.00%, 07/01/24 (c)	2,054,400
150,000	5.00%, 07/01/24 (c)	156,443
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	496,780
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	215,786
1,640,000	6.75%, 07/01/25 (c)	1,766,346
2,000,000	7.00%, 07/01/25 (c)	2,139,460
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
50,000	5.50%, 11/20/20 (c)	50,032
1,350,000	6.50%, 07/01/25 (c)	1,465,236
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,124,948
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	149,843
825,000	5.00%, 01/01/25 (c)	859,543
2,495,000	5.00%, 01/01/25 (c)	2,546,522
1,500,000	5.00%, 01/01/25 (c)	1,535,010
1,000,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	960,420
	Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
6,175,000	5.00%, 07/01/26 (c)	6,327,275
250,000	5.00%, 07/01/26 (c)	257,243

See Notes to Financial Statements

38

Principal Amount		Value

Washington: (continued)
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
$1,250,000	5.00%, 07/01/26 (c)	$1,257,875
500,000	5.00%, 07/01/26 (c)	504,380
		33,150,641
West Virginia: 0.3%
325,000	Brooke County Commission, Bethany College, Series A (RB) 6.75%, 04/01/21 (c)	320,151
2,250,000	County Commission of Harrison County, Charles Point Economic Opportunity Development District, Series A (RB) 5.75%, 06/01/29 (c)	2,409,525
	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
280,000	3.00%, 06/01/22 (c)	276,352
760,000	4.00%, 06/01/22 (c)	741,015
5,000,000	West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 01/01/25 (c) (p)	5,145,200
		8,892,243
Wisconsin: 2.6%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	428,790
9,000,000	7.00%, 12/01/27 (c)	7,773,030
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	81,480
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,043,590
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	265,340
	Public Finance Authority, Cedars Obligated Group (RB)
455,000	4.25%, 05/01/27 (c)	434,648
2,000,000	5.50%, 05/01/27 (c)	1,952,400
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	508,974
500,000	5.13%, 02/01/26 (c)	509,740
	Public Finance Authority, Corvian Community School Project, Series A (RB)
540,000	4.25%, 06/15/24 (c)	545,389
500,000	5.00%, 06/15/26 (c)	512,760
500,000	5.00%, 06/15/26 (c)	506,565
1,000,000	5.13%, 06/15/24 (c)	1,013,600
1,000,000	Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	997,750
Principal Amount		Value

Wisconsin: (continued)
$100,000	Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	$104,530
2,500,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	2,555,000
5,790,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	5,317,825
889,711	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	560,216
	Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
500,000	6.25%, 01/01/28 (c)	406,020
2,000,000	6.38%, 01/01/28 (c)	1,577,300
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,054,760
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,250,000	5.00%, 06/15/26 (c)	1,221,675
6,000,000	5.00%, 06/15/26 (c)	6,043,440
	Public Finance Authority, Penick Village (RB)
485,000	4.00%, 09/01/26 (c)	475,780
500,000	5.00%, 09/01/26 (c)	495,130
500,000	5.00%, 09/01/26 (c)	499,205
500,000	5.00%, 09/01/26 (c)	507,815
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	502,465
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	313,254
4,265,000	Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,193,689
	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
1,950,000	5.00%, 10/01/29 (c)	2,044,204
2,000,000	5.00%, 10/01/29 (c)	2,125,460
3,055,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	1,875,617
1,250,000	Public Finance Authority, Whitestone (RB) 5.00%, 03/01/28 (c)	1,313,250
6,995,000	Public Finance Authority, Wonderful Foundations Charter School Portfolio Projects, Series A-1 (RB) 5.00%, 07/01/30 (c)	7,007,591
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	752,925

See Notes to Financial Statements

39

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Wisconsin: (continued)
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW)
$105,000	4.00%, 07/01/23 (c)	$99,116
2,130,000	4.13%, 07/01/23 (c)	2,028,910
1,150,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	1,167,399
	Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
2,725,000	5.00%, 11/01/26 (c)	2,728,897
1,950,000	5.00%, 11/01/26 (c)	1,995,376
Principal Amount		Value

Wisconsin: (continued)
$3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	$3,999,335
1,750,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	1,827,945
		71,368,185
Total Municipal Bonds: 97.9% (Cost: $2,761,073,487)		2,704,324,701
Other assets less liabilities: 2.1%		56,740,104
NET ASSETS: 100.0%		$2,761,064,805

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

See Notes to Financial Statements

40

Summary of Investments By Sector	% of Investments	Value
Education	9.5%	$258,248,039
Health Care	20.3	547,721,224
Housing	1.4	38,521,845
Industrial Revenue	16.8	454,836,414
Leasing	7.1	191,292,599
Local	8.1	219,251,446
Power	0.5	13,642,242
Solid Waste/Resource Recovery	0.1	3,892,899
Special Tax	11.5	310,168,200
State	3.3	90,027,780
Tobacco	11.6	313,089,538
Transportation	7.4	199,690,093
Water & Sewer	2.4	63,942,382
	100.0%	$2,704,324,701

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$2,704,324,701	$—	$2,704,324,701

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

41

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.7%
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
$340,000	5.00%, 09/01/26 (c)	$417,925
340,000	5.00%, 09/01/26 (c)	413,297
10,000	5.00%, 09/01/26 (c)	12,248
250,000	5.00%, 09/01/27 (c)	312,140
460,000	5.00%, 09/01/27 (c)	579,770
150,000	5.00%, 09/01/27	193,149
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,139
25,000	5.00%, 06/01/26 (c)	30,532
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	925,799
	County of Jefferson (RB)
1,250,000	4.00%, 03/15/27 (c)	1,402,275
525,000	5.00%, 03/15/27 (c)	650,333
100,000	5.00%, 03/15/27 (c)	120,523
800,000	5.00%, 03/15/27 (c)	984,256
	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	559,431
260,000	3.00%, 02/01/26 (c)	276,996
	Lower Alabama Gas District, Series A (RB)
305,000	5.00%, 09/01/29	383,964
375,000	5.00%, 09/01/31	482,779
100,000	5.00%, 09/01/34	132,166
675,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	872,174
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	178,745
225,000	5.00%, 09/01/26 (c)	270,473
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	339,346
	University of Alabama, Board of Trustee, Series A (RB)
415,000	3.00%, 07/01/29 (c)	449,437
820,000	4.00%, 07/01/29 (c)	967,083
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	728,726
250,000	5.00%, 01/01/27 (c)	307,620
775,000	5.00%, 01/01/27 (c)	968,091
		12,971,417
Alaska: 0.2%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	1,028,394
125,000	4.00%, 06/01/27 (c)	143,569
590,000	5.00%, 06/01/27 (c)	720,714
305,000	State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	357,240
Principal Amount		Value

Alaska: (continued)
$635,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	$735,578
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	155,094
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	244,571
525,000	5.00%, 08/01/25 (c)	630,404
250,000	5.00%, 08/01/25 (c)	300,713
		4,316,277
Arizona: 1.1%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	173,154
110,000	5.00%, 07/01/24 (c)	127,369
1,050,000	5.00%, 07/01/26 (c)	1,289,053
835,000	5.00%, 07/01/26 (c)	1,029,780
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	288,715
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	227,373
165,000	5.00%, 06/01/26 (c)	199,366
	City of Mesa, Utility System Revenue (RB)
1,590,000	4.00%, 07/01/26 (c)	1,808,355
705,000	5.00%, 07/01/26 (c)	873,424
270,000	5.00%, 07/01/26 (c)	333,658
355,000	City of Phoenix (GO) 5.00%, 07/01/26 (c)	442,266
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,067,613
120,000	5.00%, 07/01/26 (c)	147,694
620,000	5.00%, 07/01/26 (c)	768,509
150,000	5.00%, 07/01/26 (c)	184,058
275,000	City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB) 5.00%, 07/01/29 (c)	311,064
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	297,238
100,000	5.00%, 07/01/27 (c)	119,770
250,000	5.00%, 07/01/27 (c)	302,700
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
550,000	5.00%, 07/01/27 (c)	653,664
120,000	5.00%, 07/01/27 (c)	146,082
260,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 5.00%, 07/01/25 (c)	314,421

See Notes to Financial Statements

42

Principal Amount		Value

Arizona: (continued)
$320,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series B (RB) 5.00%, 07/01/26	$400,691
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	308,178
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	21,174
215,000	5.00%, 01/01/28	272,925
710,000	5.00%, 01/01/29	919,031
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	227,341
240,000	5.00%, 07/01/26	294,343
295,000	5.00%, 07/01/27	369,299
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
1,150,000	5.00%, 01/01/27 (c)	1,452,415
250,000	5.00%, 01/01/28 (c)	315,315
2,000,000	5.00%, 01/01/28 (c)	2,545,460
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	121,228
		18,352,726
Arkansas: 0.1%
305,000	City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	314,190
280,000	City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	348,166
1,000,000	City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,198,240
		1,860,596
California: 16.1%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	130,739
705,000	4.00%, 10/01/26 (c)	781,485
815,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,008,359
270,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	296,611
935,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,082,300
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	868,297
725,000	4.00%, 06/01/26 (c)	844,821
Principal Amount		Value

California: (continued)
$90,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	$102,566
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB)
110,000	5.00%, 11/15/25 (c)	132,890
100,000	5.00%, 11/15/25 (c)	121,943
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	377,828
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	430,488
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	195,115
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	179,593
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	189,496
880,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 5.00%, 10/01/26 (c)	1,058,209
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	944,730
	California Health Facilities Financing Authority, Sutter Health, Series A (RB)
450,000	5.00%, 11/15/27 (c)	555,579
500,000	5.00%, 11/15/27 (c)	610,835
150,000	5.00%, 11/15/27 (c)	184,098
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	122,783
100,000	5.00%, 10/01/25	122,783
130,000	5.00%, 04/01/26 (c)	159,190
550,000	5.00%, 04/01/26 (c)	681,736
935,000	5.00%, 04/01/26 (c)	1,156,137
55,000	5.00%, 04/01/26 (c)	67,876
150,000	5.00%, 10/01/26	189,644
170,000	5.00%, 04/01/27 (c)	212,927
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	997,374
925,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,096,254

See Notes to Financial Statements

43

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
$360,000	3.00%, 09/01/27 (c)	$394,474
500,000	3.00%, 09/01/27 (c)	550,900
270,000	5.00%, 09/01/24 (c)	316,861
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
655,000	2.50%, 10/01/26 (c)	698,695
400,000	4.00%, 10/01/26 (c)	466,080
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	297,918
520,000	3.25%, 12/01/25 (c)	566,764
345,000	3.38%, 12/01/25 (c)	375,833
110,000	4.00%, 12/01/25 (c)	124,922
225,000	5.00%, 12/01/25 (c)	274,313
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	89,074
600,000	5.00%, 05/01/25 (c)	715,524
330,000	5.00%, 05/01/25 (c)	394,670
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	151,379
340,000	5.00%, 10/01/27 (c)	431,038
445,000	5.00%, 10/01/27 (c)	567,967
	California State Public Works Board, Various Capital Projects, Series C (RB)
100,000	3.38%, 03/01/27 (c)	110,673
425,000	4.00%, 11/01/26 (c)	491,419
45,000	5.00%, 11/01/26 (c)	55,872
30,000	5.00%, 11/01/26 (c)	37,209
30,000	5.00%, 11/01/26 (c)	37,288
160,000	5.00%, 03/01/27	202,576
400,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	497,004
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,231,808
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	968,922
400,000	4.00%, 05/01/26 (c)	453,080
35,000	5.00%, 11/01/25 (c)	42,574
300,000	5.00%, 11/01/25 (c)	363,606
15,000	5.00%, 11/01/25 (c)	18,312
10,000	5.00%, 05/01/26 (c)	12,301
220,000	5.00%, 05/01/26 (c)	270,087
160,000	5.00%, 05/01/26 (c)	200,146
225,000	5.00%, 05/01/27 (c)	279,205
510,000	5.00%, 05/01/27 (c)	635,679
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	565,330
Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
$1,065,000	3.00%, 02/15/26 (c)	$1,170,446
450,000	3.25%, 02/15/26 (c)	490,468
725,000	5.00%, 02/15/26 (c)	891,039
735,000	5.00%, 02/15/26 (c)	899,243
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	114,905
1,500,000	California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,975,200
1,000,000	California Statewide Communities Development Authority, Kaiser Permanente,, Series C-3 (RB) 5.00%, 11/01/29 (p)	1,316,800
	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
1,000,000	5.00%, 01/01/28 (c)	1,184,540
760,000	5.00%, 01/01/28 (c)	906,703
315,000	5.00%, 01/01/28 (c)	378,258
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	369,579
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	161,336
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	274,982
15,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/25 (c)	18,122
1,000,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 4.00%, 05/15/30 (c)	1,175,010
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	482,039
565,000	City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	712,657
200,000	City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	262,870
625,000	Coast Community College District (GO) 0.00%, 08/01/25 (c) ^	396,550
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,559
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	288,408

See Notes to Financial Statements

44

Principal Amount		Value

California: (continued)
	County of Sacramento, Airport System, Series E (RB)
$275,000	5.00%, 07/01/27	$340,670
150,000	5.00%, 07/01/28 (c)	183,162
	County of Santa Clara, Series C (GO)
245,000	3.00%, 08/01/27 (c)	264,911
125,000	5.00%, 08/01/27 (c)	160,228
525,000	5.00%, 08/01/27 (c)	662,713
145,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	182,281
460,000	East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/27 (c)	576,808
	East Bay Municipal Utility District, Water System, Series B (RB)
220,000	5.00%, 06/01/27 (c)	278,458
145,000	5.00%, 06/01/27 (c)	186,296
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,780,935
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	686,106
145,000	5.00%, 07/01/26 (c)	178,282
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	771,962
250,000	5.00%, 07/01/26 (c)	308,005
435,000	5.00%, 07/01/26 (c)	538,647
25,000	5.00%, 07/01/26 (c)	31,146
100,000	5.00%, 07/01/26 (c)	124,141
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	288,050
	El Dorado Irrigation District, Series C (RB)
1,000,000	5.00%, 03/01/26 (c)	1,246,430
250,000	5.00%, 03/01/26 (c)	311,608
520,000	5.00%, 03/01/26 (c)	648,144
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	249,030
760,000	5.00%, 10/01/27 (c)	904,552
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
330,000	3.25%, 06/01/25 (c)	355,799
395,000	3.25%, 06/01/25 (c)	428,101
220,000	5.00%, 06/01/25 (c)	257,818
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,420,000	5.00%, 06/01/27 (c)	1,728,183
2,380,000	5.00%, 06/01/28 (c)	2,909,669
1,000,000	5.00%, 06/01/28 (c)	1,236,090
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	263,431
1,045,000	5.00%, 05/01/26 (c)	1,286,081
Principal Amount		Value

California: (continued)
$135,000	5.00%, 05/01/26 (c)	$166,720
3,000,000	Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,069,450
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	131,967
	Los Angeles Community College District, Series A (GO)
530,000	5.00%, 08/01/24 (c)	618,960
175,000	5.00%, 08/01/24 (c)	203,877
265,000	5.00%, 08/01/24 (c)	309,912
330,000	5.00%, 08/01/24 (c)	387,275
710,000	5.00%, 08/01/24 (c)	831,197
170,000	Los Angeles Community College District, Series G (GO) 5.00%, 08/01/24 (c)	199,505
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	816,788
170,000	4.00%, 08/01/26 (c)	196,930
25,000	4.00%, 08/01/26	30,084
135,000	4.00%, 08/01/26 (c)	161,457
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	885,540
400,000	4.00%, 08/01/27 (c)	476,616
100,000	5.00%, 08/01/27 (c)	128,956
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	58,489
820,000	5.00%, 07/01/25 (c)	995,865
165,000	5.00%, 06/01/26 (c)	202,978
375,000	5.00%, 06/01/26 (c)	462,236
115,000	5.00%, 06/01/26 (c)	142,748
795,000	5.00%, 07/01/27 (c)	1,003,155
285,000	5.00%, 07/01/27 (c)	365,883
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	18,179
435,000	5.00%, 12/01/25 (c)	531,801
320,000	Los Angeles County Public Works Financing Authority, Series D (RB) 5.00%, 12/01/25 (c)	383,242
450,000	Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	574,164
	Los Angeles Department of Water and Power, Series A (RB)
245,000	5.00%, 01/01/26 (c)	300,904
155,000	5.00%, 01/01/26 (c)	190,723
1,010,000	5.00%, 01/01/27 (c)	1,253,996
500,000	5.00%, 01/01/28 (c)	635,630
500,000	5.00%, 01/01/28 (c)	638,545
115,000	5.00%, 01/01/28 (c)	150,031
1,000,000	5.00%, 07/01/29	1,346,550
	Los Angeles Department of Water and Power, Series B (RB)
180,000	5.00%, 06/01/25 (c)	218,513

See Notes to Financial Statements

45

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$225,000	5.00%, 01/01/26 (c)	$276,856
35,000	5.00%, 01/01/26 (c)	43,047
1,000,000	5.00%, 01/01/27 (c)	1,238,210
275,000	5.00%, 01/01/27 (c)	339,147
110,000	5.00%, 07/01/27	142,039
110,000	5.00%, 07/01/28 (c)	142,529
	Los Angeles Department of Water and Power, Series C (RB)
250,000	5.00%, 07/01/24 (c)	292,748
100,000	5.00%, 07/01/24 (c)	116,820
1,100,000	5.00%, 07/01/27 (c)	1,403,809
500,000	5.00%, 07/01/27 (c)	625,760
200,000	5.00%, 07/01/27 (c)	249,672
125,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/28 (c)	160,194
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,874,749
20,000	5.00%, 07/01/21 (c)	20,624
175,000	5.00%, 07/01/21 (c)	180,464
25,000	5.00%, 07/01/25 (c)	29,901
695,000	5.00%, 07/01/25 (c)	829,476
135,000	5.00%, 07/01/25 (c)	162,150
120,000	5.00%, 07/01/26	148,442
550,000	5.00%, 07/01/27	697,015
	Los Angeles Unified School District, Series B (GO)
270,000	2.00%, 07/01/26 (c)	279,345
780,000	3.00%, 07/01/26 (c)	840,801
1,055,000	3.00%, 07/01/26 (c)	1,127,943
885,000	5.00%, 07/01/26 (c)	1,085,939
915,000	5.00%, 07/01/26 (c)	1,117,087
	Los Angeles Unified School District, Series B-1 (GO)
295,000	5.00%, 01/01/28 (c)	367,163
585,000	5.00%, 01/01/28 (c)	734,672
645,000	5.00%, 01/01/28 (c)	814,945
3,675,000	Los Angeles Unified School District, Series RYQ (GO) 5.00%, 07/01/29	4,837,255
	Metropolitan Water District of Southern California, Series A (RB)
1,005,000	2.50%, 07/01/27	1,107,912
100,000	5.00%, 01/01/26 (c)	121,735
100,000	Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	130,301
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	567,816
865,000	0.00%, 02/01/26 (c) ^	702,380
865,000	0.00%, 02/01/26 (c) ^	730,899
200,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/26 (c)	247,400
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	168,422
Principal Amount		Value

California: (continued)
$615,000	5.00%, 11/01/26 (c)	$765,626
275,000	5.00%, 11/01/26	344,732
265,000	5.00%, 11/01/26 (c)	331,489
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	24,098
40,000	5.00%, 05/01/26 (c)	48,604
45,000	5.00%, 05/01/26 (c)	54,996
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	211,559
625,000	5.00%, 08/01/26 (c)	749,037
385,000	5.00%, 08/01/26 (c)	468,333
525,000	5.00%, 08/01/26	644,779
975,000	5.00%, 08/01/26 (c)	1,193,926
400,000	Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	484,256
325,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	370,695
	Palm Springs Unified School District, Series D (GO)
550,000	2.50%, 08/01/26 (c)	579,518
160,000	3.00%, 08/01/26 (c)	176,200
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	924,087
350,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	428,375
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	295,079
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	530,693
475,000	5.00%, 10/01/25 (c)	572,650
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
100,000	4.00%, 11/01/26 (c)	117,784
230,000	5.00%, 05/01/25 (c)	277,803
250,000	5.00%, 05/01/25 (c)	300,845
1,215,000	5.00%, 11/01/26 (c)	1,496,576
25,000	5.00%, 11/01/26 (c)	30,941
170,000	5.00%, 11/01/26 (c)	214,819
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
785,000	5.00%, 11/01/27 (c)	989,909
255,000	5.00%, 11/01/27 (c)	330,095
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	779,213
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	614,720
750,000	5.00%, 05/15/26 (c)	927,120

See Notes to Financial Statements

46

Principal Amount		Value

California: (continued)
$455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	$561,060
170,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	203,867
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA) 3.00%, 10/01/25 (c)	168,661
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	749,294
125,000	Riverside Redevelopment Agency Successor Agency, Series A (AGM) (TA) 5.00%, 09/01/26	155,575
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	722,169
210,000	5.00%, 12/01/25 (c)	258,985
110,000	5.00%, 12/01/25 (c)	135,036
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	199,087
250,000	5.00%, 06/01/24 (c)	290,923
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,320,210
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	831,132
500,000	5.00%, 07/01/27 (c)	594,955
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,064,706
65,000	5.00%, 08/01/26 (c)	81,317
535,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	672,693
	San Diego County Regional Airport Authority, Series B (RB)
1,295,000	5.00%, 07/01/30 (c)	1,639,703
2,075,000	5.00%, 07/01/30 (c)	2,659,237
1,630,000	5.00%, 07/01/30 (c)	2,108,503
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	856,758
105,000	5.00%, 04/01/26 (c)	128,764
	San Diego County Water Authority, Series A (RB)
100,000	5.00%, 05/01/25 (c)	120,288
75,000	5.00%, 05/01/25 (c)	90,476
500,000	5.00%, 05/01/26 (c)	608,725
165,000	5.00%, 05/01/26 (c)	201,770
150,000	5.00%, 05/01/26 (c)	184,424
100,000	San Diego County Water Authority, Series B (RB) 5.00%, 05/01/26 (c)	120,613
Principal Amount		Value

California: (continued)
$150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	$176,453
	San Diego Public Facilities Financing Authority (RB)
365,000	5.00%, 10/15/25 (c)	425,955
445,000	5.00%, 10/15/25 (c)	517,455
150,000	5.00%, 10/15/25 (c)	176,958
410,000	5.00%, 10/15/25 (c)	481,073
435,000	San Diego Public Facilities Financing Authority, Ballpark Refunding (RB) 5.00%, 10/15/25 (c)	515,836
	San Diego Public Facilities Financing Authority, Series A (RB)
210,000	5.00%, 05/15/26 (c)	260,627
135,000	5.00%, 05/15/26 (c)	168,548
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	231,679
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	652,869
325,000	5.00%, 10/15/25 (c)	381,114
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	613,612
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	71,417
220,000	0.00%, 07/01/25 (c) ^	143,026
650,000	5.00%, 07/01/27 (c)	818,896
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	23,508
520,000	5.00%, 07/01/26 (c)	652,111
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	662,969
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	255,343
	San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
140,000	5.00%, 08/01/29 (c)	184,407
110,000	5.00%, 08/01/29 (c)	146,637
140,000	San Francisco Community College District (GO) 5.00%, 06/15/25	168,050
	San Francisco County Transportation Authority (RB)
135,000	3.00%, 02/01/27 (c)	146,337
500,000	3.00%, 02/01/27 (c)	530,820
105,000	4.00%, 02/01/27	126,029
325,000	4.00%, 02/01/27 (c)	382,759
	San Francisco Unified School District, Proposition A, Series C (GO)
500,000	3.00%, 06/15/24 (c)	536,400
445,000	3.25%, 06/15/24 (c)	472,968

See Notes to Financial Statements

47

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$2,000,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	$2,369,880
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	204,762
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	666,775
500,000	5.00%, 11/15/27 (c)	646,650
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	30,228
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	282,564
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	472,288
350,000	5.00%, 08/01/27 (c)	433,030
515,000	5.00%, 08/01/27 (c)	655,878
360,000	5.00%, 08/01/27 (c)	455,756
770,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	893,462
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
400,000	4.00%, 05/15/25 (c)	449,112
760,000	4.00%, 05/15/25 (c)	856,064
	Santa Clara Unified School District (GO)
1,535,000	3.00%, 07/01/26 (c)	1,655,344
100,000	3.00%, 07/01/26 (c)	108,111
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	30,451
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	546,355
100,000	Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	134,358
120,000	State of California (GO) 4.00%, 09/01/26 (c)	139,300
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	342,906
50,000	5.00%, 12/01/26 (c)	62,853
	State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
100,000	5.00%, 12/01/27 (c)	127,592
915,000	5.00%, 12/01/27 (c)	1,173,799
365,000	State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	480,325
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	107,569
Principal Amount		Value

California: (continued)
	State of California, Various Purpose (GO)
$400,000	2.00%, 09/01/26 (c)	$419,084
645,000	3.00%, 09/01/26 (c)	699,612
150,000	3.00%, 09/01/26 (c)	159,119
350,000	3.00%, 10/01/29 (c)	381,489
1,575,000	3.13%, 04/01/29 (c)	1,737,965
605,000	3.50%, 08/01/27	717,657
700,000	4.00%, 08/01/26 (c)	804,608
130,000	4.00%, 08/01/26 (c)	149,113
650,000	4.00%, 09/01/26 (c)	751,023
2,110,000	4.00%, 09/01/26 (c)	2,449,351
250,000	4.00%, 09/01/26 (c)	287,800
645,000	4.00%, 09/01/26 (c)	745,246
1,200,000	4.00%, 09/01/26 (c)	1,415,880
950,000	4.00%, 09/01/26 (c)	1,102,788
100,000	4.00%, 11/01/27 (c)	118,561
600,000	4.00%, 11/01/27	734,934
2,000,000	4.00%, 03/01/29	2,486,940
8,500,000	4.00%, 03/01/30 (c)	10,163,450
2,000,000	4.00%, 03/01/30 (c)	2,390,060
2,945,000	4.00%, 11/01/30 (c)	3,592,134
355,000	5.00%, 09/01/21 (c)	368,632
390,000	5.00%, 09/01/21 (c)	404,875
330,000	5.00%, 09/01/21 (c)	342,530
115,000	5.00%, 09/01/21 (c)	119,396
140,000	5.00%, 09/01/21 (c)	145,305
345,000	5.00%, 09/01/23 (c)	389,329
500,000	5.00%, 04/01/24 (c)	573,905
340,000	5.00%, 08/01/25 (c)	408,262
765,000	5.00%, 08/01/25 (c)	912,668
875,000	5.00%, 08/01/25 (c)	1,041,206
30,000	5.00%, 09/01/25 (c)	36,342
370,000	5.00%, 09/01/25 (c)	442,557
1,565,000	5.00%, 09/01/25 (c)	1,894,182
1,075,000	5.00%, 04/01/26 (c)	1,313,188
600,000	5.00%, 08/01/26 (c)	735,756
115,000	5.00%, 08/01/26 (c)	139,513
190,000	5.00%, 08/01/26 (c)	231,091
1,050,000	5.00%, 08/01/26 (c)	1,306,189
510,000	5.00%, 08/01/26 (c)	629,575
955,000	5.00%, 08/01/26 (c)	1,180,724
150,000	5.00%, 08/01/26 (c)	185,645
165,000	5.00%, 08/01/26 (c)	201,610
1,165,000	5.00%, 08/01/26 (c)	1,440,359
185,000	5.00%, 08/01/26 (c)	230,138
835,000	5.00%, 09/01/26 (c)	1,031,175
390,000	5.00%, 09/01/26 (c)	477,649
320,000	5.00%, 09/01/26 (c)	395,181
250,000	5.00%, 09/01/26 (c)	309,218
2,260,000	5.00%, 09/01/26 (c)	2,777,969
770,000	5.00%, 09/01/26 (c)	954,862
2,640,000	5.00%, 09/01/26 (c)	3,216,602
150,000	5.00%, 09/01/26 (c)	186,012
1,000,000	5.00%, 09/01/26 (c)	1,238,790
125,000	5.00%, 09/01/26 (c)	154,609
15,000	5.00%, 09/01/26	18,815
2,000,000	5.00%, 09/01/26 (c)	2,477,580
1,030,000	5.00%, 04/01/27	1,312,107

See Notes to Financial Statements

48

Principal Amount		Value

California: (continued)
$950,000	5.00%, 08/01/27 (c)	$1,197,085
3,395,000	5.00%, 08/01/27 (c)	4,331,647
1,920,000	5.00%, 08/01/27 (c)	2,432,160
285,000	5.00%, 10/01/27	367,753
1,000,000	5.00%, 11/01/27 (c)	1,273,990
2,645,000	5.00%, 11/01/27 (c)	3,336,985
2,480,000	5.00%, 11/01/27 (c)	3,183,006
1,020,000	5.00%, 11/01/27 (c)	1,293,248
2,000,000	5.00%, 11/01/27	2,586,080
710,000	5.00%, 04/01/28	924,725
750,000	5.00%, 08/01/28	984,045
1,445,000	5.00%, 08/01/28 (c)	1,820,859
3,500,000	5.00%, 04/01/29 (c)	4,469,640
1,735,000	5.00%, 04/01/29	2,299,742
150,000	5.00%, 04/01/29 (c)	194,490
1,390,000	5.00%, 10/01/29 (c)	1,845,447
3,000,000	5.00%, 10/01/29 (c)	3,961,770
1,000,000	5.00%, 10/01/29	1,337,900
2,590,000	5.00%, 04/01/30	3,486,373
380,000	5.00%, 04/01/31	517,123
3,500,000	5.00%, 04/01/32	4,824,225
250,000	5.25%, 08/01/25 (c)	301,935
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	119,603
100,000	5.00%, 02/01/26 (c)	120,793
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	403,119
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	298,015
410,000	5.00%, 05/01/26 (c)	507,834
750,000	5.00%, 05/01/26 (c)	924,390
830,000	5.00%, 05/01/26 (c)	1,029,573
	Tuolumne Wind Project Authority, Series A (RB)
405,000	5.00%, 01/01/27 (c)	512,066
125,000	5.00%, 01/01/27	159,300
130,000	University of California, Series AO (RB) 5.00%, 05/15/25 (c)	156,520
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,331
385,000	University of California, Series AY (RB) 5.00%, 05/15/27 (c)	485,897
	University of California, Series AZ (RB)
310,000	5.00%, 05/15/28 (c)	395,672
275,000	5.00%, 05/15/28 (c)	359,576
1,500,000	University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,974,600
1,170,000	University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,473,311
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	190,892
100,000	5.00%, 02/01/26 (c)	123,507
Principal Amount		Value

California: (continued)
$20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	$23,674
		275,725,190
Colorado: 1.9%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	315,615
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	672,251
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	414,027
160,000	5.00%, 12/01/25 (c)	193,906
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,175,809
510,000	5.00%, 03/01/28 (c)	652,463
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,258,803
1,000,000	Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,222,120
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	182,534
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	134,028
	City of Aurora, Water Revenue, First Lien (RB)
1,015,000	5.00%, 08/01/26 (c)	1,242,746
500,000	5.00%, 08/01/26 (c)	615,020
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	126,659
120,000	5.00%, 11/15/27 (c)	152,754
110,000	5.00%, 11/15/27 (c)	140,703
1,000,000	Colorado Health Facilities Authority, AdventHealth Obligated Group, Series B (RB) 5.00%, 11/19/26 (p)	1,251,870
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	652,479
2,255,000	Colorado Health Facilities Authority, Adventist Health System, Series C (RB) 5.00%, 11/15/26 (p)	2,822,132
155,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	188,956
2,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/26 (c) (p)	2,369,480

See Notes to Financial Statements

49

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Colorado: (continued)
$280,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 3.25%, 05/15/26 (c)	$322,302
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	143,701
295,000	El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	365,228
	Garfield Pitkin and Eagle Counties School District No. RE-1 (GO)
565,000	5.00%, 12/15/25 (c)	689,543
975,000	5.00%, 12/15/25 (c)	1,193,224
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,452,091
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	635,215
500,000	5.00%, 12/01/27 (c)	638,310
200,000	5.25%, 12/01/27 (c)	258,554
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	122,679
560,000	5.00%, 12/01/25 (c)	661,797
250,000	5.00%, 12/01/25 (c)	296,525
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	653,334
1,000,000	4.00%, 06/01/26 (c)	1,142,420
540,000	4.00%, 06/01/26 (c)	618,019
	Regional Transportation District, Series B (RB)
1,995,000	5.00%, 11/01/27 (c)	2,450,937
100,000	5.00%, 11/01/27 (c)	123,095
410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	499,540
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	239,651
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	835,624
500,000	4.00%, 06/01/28 (c)	586,975
250,000	5.00%, 06/01/27	318,388
155,000	5.00%, 06/01/28	202,100
860,000	University of Colorado, Series B-1 (RB) 2.25%, 06/01/26 (c)	926,306
1,480,000	Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	1,931,814
		33,091,727
Connecticut: 2.2%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	175,117
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	274,729
350,000	3.65%, 11/15/26 (c)	380,471
200,000	3.88%, 11/15/26 (c)	219,436
Principal Amount		Value

Connecticut: (continued)
$500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	$538,790
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	213,580
335,000	Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	419,373
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	257,788
	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
525,000	4.00%, 07/01/29 (c)	576,187
315,000	4.00%, 07/01/29 (c)	346,941
2,200,000	5.00%, 07/01/29 (c)	2,665,322
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	146,796
305,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	353,394
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	345,573
500,000	4.00%, 08/01/26 (c)	558,820
25,000	5.00%, 08/01/26 (c)	30,877
	State of Connecticut, Series A (GO)
230,000	3.25%, 03/15/26 (c)	243,986
110,000	5.00%, 03/15/26 (c)	130,485
780,000	5.00%, 03/15/26 (c)	949,970
680,000	5.00%, 04/15/27 (c)	842,908
350,000	5.00%, 05/01/27 (c)	432,498
1,000,000	5.00%, 04/15/28 (c)	1,212,650
1,000,000	5.00%, 04/15/29	1,303,820
	State of Connecticut, Series B (GO)
785,000	5.00%, 04/15/27	987,451
135,000	5.00%, 04/15/27	169,817
1,205,000	State of Connecticut, Series C (GO) 4.00%, 06/15/28 (c)	1,376,158
710,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	797,728
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	417,298
400,000	5.00%, 09/15/27	508,184
1,335,000	5.00%, 09/15/28 (c)	1,700,697
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	362,875
420,000	5.00%, 11/15/25 (c)	498,288
290,000	5.00%, 11/15/25 (c)	350,909
400,000	5.00%, 11/15/25 (c)	478,860

See Notes to Financial Statements

50

Principal Amount		Value

Connecticut: (continued)
	State of Connecticut, Special Tax Obligation, Series A (RB)
$785,000	4.00%, 09/01/26 (c)	$869,238
590,000	5.00%, 08/01/25 (c)	697,545
795,000	5.00%, 08/01/25 (c)	937,488
520,000	5.00%, 08/01/25 (c)	623,594
335,000	5.00%, 08/01/25 (c)	400,010
255,000	5.00%, 08/01/25 (c)	301,872
200,000	5.00%, 09/01/26 (c)	240,178
475,000	5.00%, 09/01/26 (c)	573,382
190,000	5.00%, 01/01/28 (c)	233,483
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	411,564
275,000	5.00%, 09/01/26 (c)	340,139
470,000	5.00%, 10/01/26	585,827
1,025,000	5.00%, 10/01/28	1,328,759
260,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	324,074
	State of Connecticut, State Revolving Fund, Series A (RB)
1,000,000	5.00%, 05/01/27 (c)	1,239,150
275,000	5.00%, 02/01/29 (c)	354,676
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	219,570
265,000	5.00%, 03/15/26 (c)	311,950
380,000	5.00%, 03/15/26 (c)	450,862
280,000	5.00%, 03/15/26 (c)	335,860
435,000	5.00%, 03/15/26 (c)	518,742
1,000,000	5.00%, 11/01/26	1,238,310
745,000	5.00%, 01/15/27 (c)	901,301
460,000	5.00%, 01/15/27	570,970
335,000	5.00%, 01/15/27 (c)	410,502
1,000,000	5.00%, 04/15/28 (c)	1,256,480
500,000	5.00%, 11/01/28 (c)	617,105
500,000	5.00%, 11/01/28 (c)	620,805
		37,181,212
Delaware: 0.4%
180,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	195,349
220,000	Delaware Transportation Authority (RB) 5.00%, 07/01/26 (c)	273,526
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	550,692
500,000	4.00%, 03/01/27 (c)	592,785
	State of Delaware, Series A (GO)
650,000	2.00%, 01/01/30 (c)	652,385
545,000	2.13%, 03/01/26 (c)	575,558
100,000	5.00%, 02/01/27	127,386
500,000	5.00%, 02/01/28 (c)	643,755
500,000	5.00%, 02/01/28	653,245
810,000	5.00%, 10/01/28	1,074,570
1,000,000	5.00%, 01/01/30 (c)	1,350,840
		6,690,091
Principal Amount		Value

District of Columbia: 1.7%
$2,250,000	District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	$2,899,350
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	153,897
	District of Columbia, Georgetown University Issue (RB)
645,000	5.00%, 04/01/27 (c)	786,642
105,000	5.00%, 04/01/27 (c)	129,692
	District of Columbia, Series A (GO)
250,000	5.00%, 06/01/26 (c)	306,470
290,000	5.00%, 06/01/26 (c)	354,090
210,000	5.00%, 06/01/26 (c)	259,890
30,000	5.00%, 06/01/26 (c)	37,016
2,500,000	5.00%, 06/01/27 (c)	3,110,325
580,000	5.00%, 06/01/27 (c)	722,680
170,000	5.00%, 06/01/27 (c)	212,255
750,000	5.00%, 06/01/28 (c)	951,277
1,000,000	5.00%, 09/01/29 (c)	1,294,560
	District of Columbia, Series C (RB)
225,000	5.00%, 10/01/27	291,035
1,000,000	5.00%, 05/01/30 (c)	1,311,290
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	583,770
125,000	5.00%, 12/01/26 (c)	158,068
20,000	5.00%, 12/01/26 (c)	24,979
160,000	5.00%, 12/01/26 (c)	201,130
1,500,000	5.00%, 06/01/27 (c)	1,912,740
500,000	5.00%, 06/01/27 (c)	624,280
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	31,224
195,000	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	236,592
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series B (RB)
400,000	5.00%, 10/01/25 (c)	481,376
410,000	5.00%, 10/01/25 (c)	499,827
430,000	5.00%, 04/01/26 (c)	523,237
100,000	5.00%, 04/01/26 (c)	122,216
560,000	Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	722,523
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
250,000	4.00%, 10/01/29 (c)	281,538
250,000	4.00%, 10/01/29 (c)	282,730
2,545,000	Washington Convention and Sports Authority, Senior Lien, Series A (RB) 5.00%, 10/01/27 (c)	2,841,136
	Washington Metropolitan Area Transit Authority (RB)
175,000	5.00%, 07/01/27 (c)	220,887
275,000	5.00%, 07/01/27	349,528

See Notes to Financial Statements

51

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

District of Columbia: (continued)
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
$140,000	5.00%, 07/01/27 (c)	$173,593
330,000	5.00%, 07/01/27	419,433
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	990,209
550,000	5.00%, 07/01/27 (c)	674,844
300,000	5.00%, 07/01/27 (c)	369,891
	Washington Metropolitan Area Transit Authority, Series B (RB)
1,205,000	5.00%, 07/01/27 (c)	1,478,523
880,000	5.00%, 07/01/27 (c)	1,075,782
650,000	5.00%, 07/01/27 (c)	805,967
240,000	5.00%, 07/01/27	305,042
555,000	5.00%, 07/01/27 (c)	691,813
		29,903,347
Florida: 4.0%
490,000	Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	614,450
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	549,604
	Central Florida Expressway Authority, Series A (RB)
815,000	3.00%, 07/01/26 (c)	855,587
395,000	3.25%, 07/01/26 (c)	415,153
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	220,215
	City of Gainesville, Utilities System, Series A (RB)
200,000	5.00%, 10/01/26	251,396
500,000	5.00%, 10/01/27 (c)	621,595
195,000	5.00%, 10/01/27 (c)	243,920
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	748,051
	City of Jacksonville, Transportation Revenue (RB)
600,000	3.00%, 10/01/25 (c)	641,676
310,000	3.00%, 10/01/25 (c)	332,466
450,000	3.25%, 10/01/25 (c)	481,725
210,000	5.00%, 10/01/25 (c)	250,039
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	361,941
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	654,653
375,000	City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/26	461,906
	City of Port St. Lucie, Utility System (RB)
500,000	4.00%, 09/01/26 (c)	569,240
585,000	5.00%, 09/01/26 (c)	722,814
Principal Amount		Value

Florida: (continued)
$680,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	$764,857
100,000	County of Lee, Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	117,043
	County of Miami-Dade (RB)
565,000	0.00%, 10/01/26 (c) ^	418,162
400,000	0.00%, 10/01/26 (c) ^	283,344
640,000	5.00%, 10/01/26	787,718
690,000	5.00%, 10/01/26 (c)	828,621
510,000	5.00%, 10/01/26 (c)	620,497
115,000	5.00%, 10/01/26 (c)	137,771
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	879,262
460,000	5.00%, 10/01/26 (c)	552,432
100,000	5.00%, 10/01/26 (c)	120,920
	County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW)
1,600,000	4.00%, 07/01/30 (c)	1,932,304
100,000	5.00%, 07/01/25 (c)	120,623
200,000	5.00%, 07/01/25	242,274
555,000	5.00%, 07/01/26 (c)	681,013
520,000	5.00%, 07/01/26 (c)	644,556
100,000	5.00%, 07/01/26 (c)	125,152
280,000	5.00%, 07/01/26 (c)	343,921
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
260,000	3.13%, 04/01/26 (c)	279,622
520,000	5.00%, 04/01/26 (c)	636,142
400,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	454,480
	County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
25,000	5.00%, 07/01/26 (c)	29,494
105,000	5.00%, 07/01/26 (c)	126,012
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	281,913
	County of Miami-Dade, Water and Sewer System (RB)
270,000	5.00%, 10/01/25	329,889
800,000	5.00%, 10/01/27 (c)	1,022,296
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	404,062
605,000	5.00%, 10/01/25 (c)	720,349
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	159,715
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	127,672
425,000	5.00%, 09/01/27 (c)	542,036
175,000	5.00%, 11/01/27	223,127

See Notes to Financial Statements

52

Principal Amount		Value

Florida: (continued)
$500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	$566,665
	Florida Housing Finance Corp., Series 1 (RB)
320,000	3.25%, 01/01/27 (c)	341,808
600,000	3.60%, 01/01/27 (c)	639,036
1,000,000	Florida Housing Finance Corp., Series 2 (RB) 2.10%, 01/01/30 (c)	996,470
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	683,222
125,000	5.00%, 10/01/26 (c)	152,134
195,000	5.00%, 10/01/26 (c)	238,370
470,000	5.00%, 10/01/27	599,184
265,000	Florida State Department of Transportation, Turnpike Enterprise, Series B (RB) 5.00%, 07/01/25 (c)	320,059
815,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	874,340
	Hernando County School District, Series A (CP) (AGM)
245,000	3.00%, 07/01/26 (c)	261,297
450,000	3.00%, 07/01/26 (c)	481,270
470,000	3.00%, 07/01/26 (c)	504,070
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	180,026
885,000	5.00%, 10/01/27 (c)	1,080,107
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,054,357
610,000	5.00%, 10/01/27 (c)	761,780
650,000	5.00%, 10/01/27	823,680
605,000	Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	753,769
	Manatee County School District (RB) (AGM)
290,000	5.00%, 10/01/26	354,322
160,000	5.00%, 04/01/27 (c)	195,827
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	925,791
610,000	5.00%, 02/01/24 (c)	690,819
860,000	5.00%, 02/01/24 (c)	978,990
640,000	5.00%, 02/01/24 (c)	730,099
145,000	5.00%, 02/01/24 (c)	164,961
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA)
320,000	5.00%, 02/01/24 (c)	362,838
425,000	5.00%, 02/01/24 (c)	482,332
Principal Amount		Value

Florida: (continued)
$420,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	$464,323
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	499,692
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	370,955
	Orange County, Tourist Development Tax (RB)
100,000	5.00%, 10/01/25 (c)	113,933
190,000	5.00%, 10/01/26	227,213
360,000	5.00%, 10/01/27	438,718
280,000	5.00%, 10/01/29	349,986
490,000	5.00%, 10/01/30	620,796
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	151,193
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	11,568
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	155,979
120,000	5.00%, 08/01/27	153,829
695,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	902,103
1,000,000	Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,291,770
	Polk County School District (RB)
100,000	5.00%, 10/01/29 (c)	130,388
1,000,000	5.00%, 10/01/29 (c)	1,311,820
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	219,678
200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	238,192
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	136,663
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	856,865
	School Board of Miami-Dade County, Series C (CP)
540,000	3.25%, 02/01/21 (c)	542,128
265,000	3.25%, 02/01/21 (c)	266,105
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	155,378
165,000	5.00%, 02/01/26	200,820
265,000	5.00%, 02/01/26 (c)	322,529
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	239,780

See Notes to Financial Statements

53

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	South Broward Hospital District (RB)
$500,000	4.00%, 05/01/26 (c)	$558,530
435,000	5.00%, 05/01/26 (c)	522,883
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	432,012
210,000	5.00%, 04/01/26 (c)	254,545
	South Miami Health Facilities Authority (RB)
800,000	5.00%, 08/15/27 (c)	964,224
710,000	5.00%, 08/15/27 (c)	871,355
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
650,000	4.00%, 06/01/28 (c)	778,557
815,000	5.00%, 06/01/25 (c)	984,422
795,000	5.00%, 06/01/28 (c)	1,032,618
400,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/27 (c)	511,840
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC)
510,000	3.00%, 06/01/29 (c)	564,708
500,000	4.00%, 06/01/26 (c)	587,440
725,000	4.00%, 06/01/26 (c)	846,597
780,000	4.00%, 06/01/27 (c)	924,823
585,000	5.00%, 06/01/27	750,660
145,000	5.00%, 06/01/28 (c)	189,208
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
10,000	5.00%, 06/01/26 (c)	12,456
105,000	5.00%, 06/01/28	137,897
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
590,000	2.38%, 06/01/26 (c)	628,303
200,000	4.00%, 06/01/25 (c)	227,592
135,000	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	168,161
115,000	State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	146,863
880,000	State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	1,173,242
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	652,470
Principal Amount		Value

Florida: (continued)
$555,000	3.00%, 07/01/27 (c)	$615,179
40,000	5.00%, 07/01/26 (c)	50,162
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	980,632
580,000	State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	743,003
555,000	State of Florida, Department of Transportation, Turnpike, Series B (RB) 2.63%, 07/01/25 (c)	599,605
740,000	State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	910,311
280,000	Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	323,383
		68,647,418
Georgia: 2.1%
420,000	Augusta, Water and Sewer (RB) 3.00%, 10/01/27 (c)	459,039
500,000	City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	631,985
200,000	City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	242,924
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	297,383
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	898,695
3,000,000	County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,318,870
	Forsyth County School District (GO)
1,000,000	5.00%, 02/01/28 (c)	1,281,890
1,000,000	5.00%, 02/01/28 (c)	1,297,330
1,045,000	5.00%, 02/01/29	1,395,294
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	266,663
100,000	5.00%, 02/15/27 (c)	121,136
925,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	975,967
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	364,719
30,000	5.00%, 07/01/26 (c)	36,633

See Notes to Financial Statements

54

Principal Amount		Value

Georgia: (continued)
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
$495,000	5.00%, 07/01/26 (c)	$608,221
235,000	5.00%, 07/01/26 (c)	290,535
	Municipal Electric Authority of Georgia, Series A (RB)
200,000	5.00%, 07/01/26 (c)	242,816
1,090,000	5.00%, 07/01/26 (c)	1,325,669
500,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	651,965
350,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	419,310
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	360,473
835,000	5.00%, 07/01/26 (c)	1,012,972
375,000	5.00%, 07/01/26 (c)	444,716
250,000	5.00%, 07/01/26 (c)	300,778
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	1,031,472
935,000	4.00%, 08/01/30 (c)	1,165,075
1,190,000	5.00%, 02/01/26 (c)	1,465,818
125,000	5.00%, 02/01/26	155,116
680,000	5.00%, 02/01/26 (c)	831,409
1,200,000	5.00%, 02/01/27 (c)	1,484,976
350,000	5.00%, 02/01/27 (c)	440,772
1,000,000	5.00%, 02/01/27	1,275,270
150,000	5.00%, 02/01/27 (c)	188,166
2,500,000	5.00%, 08/01/28	3,308,750
2,500,000	5.00%, 08/01/29	3,371,875
	State of Georgia, Series C (GO)
3,000,000	5.00%, 07/01/27 (c)	3,805,590
130,000	5.00%, 07/01/27	167,570
		35,937,842
Hawaii: 1.1%
1,275,000	City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,701,475
1,015,000	City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,268,760
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	893,737
120,000	4.00%, 08/01/29 (c)	143,599
1,000,000	5.00%, 10/01/29	1,341,930
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,109,253
1,015,000	5.00%, 07/01/26 (c)	1,239,802
Principal Amount		Value

Hawaii: (continued)
	City and County of Honolulu, Wastewater System, Series B (RB)
$100,000	4.00%, 07/01/26 (c)	$114,102
395,000	5.00%, 07/01/29 (c)	523,229
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	209,038
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	361,797
120,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	145,705
	State of Hawaii, Series FB (GO)
150,000	3.00%, 04/01/26 (c)	158,288
200,000	4.00%, 04/01/26 (c)	233,242
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,697
375,000	5.00%, 10/01/26 (c)	469,384
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	847,320
130,000	5.00%, 05/01/27 (c)	160,083
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	630,745
105,000	5.00%, 10/01/27 (c)	134,096
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	348,891
1,020,000	5.00%, 10/01/27 (c)	1,280,447
150,000	5.00%, 01/01/28 (c)	188,787
1,150,000	5.00%, 01/01/28 (c)	1,454,830
	State of Hawaii, Series FW (GO)
1,300,000	5.00%, 01/01/28	1,671,943
1,180,000	5.00%, 01/01/29	1,555,323
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	346,343
240,000	5.00%, 10/01/26 (c)	290,419
		18,841,265
Idaho: 0.0%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	613,275
Illinois: 4.2%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	271,002
	Chicago O’Hare International Airport, Series A (RB)
175,000	5.00%, 01/01/27 (c)	209,932
1,000,000	5.00%, 01/01/30 (c)	1,230,200
	Chicago O’Hare International Airport, Series B (RB)
1,060,000	5.00%, 01/01/25 (c)	1,227,332
510,000	5.00%, 01/01/25 (c)	587,586
135,000	5.00%, 01/01/25 (c)	155,123
580,000	5.00%, 01/01/25 (c)	665,440
1,590,000	5.00%, 01/01/25 (c)	1,846,626
495,000	5.00%, 01/01/25 (c)	579,303
470,000	5.00%, 01/01/27 (c)	552,414
365,000	5.00%, 01/01/27 (c)	426,926

See Notes to Financial Statements

55

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
$135,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	$156,138
500,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	604,750
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	115,667
	City of Chicago, Series A (GO) (SAW)
200,000	5.00%, 01/01/29	210,820
390,000	5.50%, 01/01/29 (c)	420,966
845,000	5.63%, 01/01/27 (c)	916,377
340,000	5.63%, 01/01/27 (c)	370,297
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	523,918
	City of Chicago, Water Revenue, Second Lien (RB)
1,140,000	5.00%, 11/01/27 (c)	1,415,720
180,000	5.25%, 11/01/27 (c)	218,783
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
405,000	5.00%, 11/01/26 (c)	487,179
420,000	5.00%, 11/01/26 (c)	507,406
	City of Springfield, Electric Revenue, Senior Lien (RB) (AGM)
15,000	5.00%, 03/01/25 (c)	17,468
540,000	5.00%, 03/01/25 (c)	631,082
425,000	5.00%, 03/01/25 (c)	501,032
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,281,320
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	247,275
	Cook County, Series A (GO)
325,000	5.00%, 11/15/26 (c)	382,034
250,000	5.00%, 11/15/26 (c)	296,388
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	189,161
100,000	4.00%, 01/01/26 (c)	117,366
135,000	5.00%, 01/01/26	166,502
685,000	5.00%, 01/01/26 (c)	842,872
175,000	5.00%, 01/01/27 (c)	216,998
140,000	5.00%, 01/01/27 (c)	175,412
400,000	5.00%, 01/01/27 (c)	505,412
1,155,000	5.00%, 07/01/29 (c)	1,487,178
	Illinois Finance Authority, Mercy Health Corp. (RB)
90,000	4.00%, 06/01/26 (c)	98,406
1,000,000	4.00%, 06/01/26 (c)	1,088,580
160,000	4.00%, 06/01/26 (c)	175,667
325,000	5.00%, 12/01/25	390,455
250,000	5.00%, 06/01/26 (c)	288,523
Principal Amount		Value

Illinois: (continued)
$130,000	5.00%, 06/01/26 (c)	$154,718
1,000,000	Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 5.00%, 08/15/30 (c)	1,309,470
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,430,854
535,000	5.00%, 07/15/27	676,647
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	343,548
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	114,797
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,134,897
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	113,591
125,000	5.00%, 05/15/25 (c)	143,364
195,000	5.00%, 05/15/25 (c)	227,553
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	220,505
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	541,750
	Illinois Housing Development Authority, Series C (RB)
540,000	2.80%, 10/01/28 (c)	569,916
355,000	3.10%, 02/01/26 (c)	373,353
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	325,861
555,000	5.00%, 01/01/26 (c)	664,102
775,000	5.00%, 01/01/26 (c)	923,908
510,000	5.00%, 01/01/28 (c)	627,881
175,000	5.00%, 01/01/29	226,996
1,000,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	1,304,960
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	243,425
120,000	5.00%, 01/01/24 (c)	136,067
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	215,631
450,000	5.00%, 01/01/24 (c)	509,949
410,000	5.00%, 01/01/24 (c)	466,974
335,000	5.00%, 01/01/24 (c)	380,872

See Notes to Financial Statements

56

Principal Amount		Value

Illinois: (continued)
$700,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	$828,212
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
425,000	5.00%, 12/01/26 (c)	525,117
115,000	5.00%, 12/01/26 (c)	143,551
590,000	5.00%, 12/01/26	730,556
	Northern Illinois Municipal Power Agency, Series A (RB)
1,235,000	4.00%, 12/01/26 (c)	1,378,791
365,000	5.00%, 12/01/26 (c)	450,498
535,000	5.00%, 12/01/26 (c)	658,189
565,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	683,125
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/27 (c)	622,275
870,000	5.00%, 07/01/27 (c)	1,090,467
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	117,078
415,000	5.00%, 01/01/27	494,634
250,000	5.00%, 01/01/28 (c)	292,993
570,000	5.00%, 01/01/28 (c)	665,578
250,000	5.00%, 01/01/28 (c)	294,540
585,000	5.00%, 01/01/28 (c)	701,895
1,150,000	5.00%, 01/01/28 (c)	1,370,121
155,000	5.00%, 01/01/30 (c)	185,710
	State of Illinois (RB)
300,000	3.00%, 06/15/26 (c)	279,795
320,000	3.00%, 06/15/26 (c)	298,448
680,000	3.00%, 06/15/26 (c)	647,326
710,000	3.00%, 06/15/26 (c)	683,865
495,000	3.00%, 06/15/26 (c)	465,840
380,000	4.00%, 06/15/26 (c)	407,421
1,100,000	5.00%, 06/01/26 (c)	1,191,146
270,000	5.00%, 06/01/26 (c)	290,666
400,000	5.00%, 06/15/26 (c)	450,524
305,000	5.00%, 11/01/26 (c)	318,582
1,010,000	5.00%, 02/01/27	1,104,960
1,890,000	5.00%, 02/01/27 (c)	2,054,676
800,000	5.50%, 05/01/30	914,952
	State of Illinois, Series A (RB)
235,000	5.00%, 06/15/26	266,821
100,000	5.00%, 06/15/26 (c)	112,631
1,000,000	5.00%, 12/01/27 (c)	1,048,120
2,250,000	5.00%, 05/01/28 (c)	2,367,315
1,200,000	5.25%, 12/01/27 (c)	1,311,816
1,000,000	State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,096,120
4,105,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,392,063
	State of Illinois, Series D (GO)
275,000	3.25%, 11/01/26	271,365
620,000	5.00%, 06/15/26 (c)	692,689
Principal Amount		Value

Illinois: (continued)
$2,910,000	5.00%, 11/01/27 (c)	$3,135,409
		71,216,505
Indiana: 0.9%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	740,072
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,243
	Indiana Finance Authority Highway, Series C (RB)
340,000	5.00%, 12/01/26 (c)	423,616
160,000	5.00%, 12/01/26 (c)	200,731
420,000	5.00%, 06/01/28	546,911
	Indiana Finance Authority, Series A (RB)
200,000	5.00%, 02/01/28 (c)	253,858
220,000	5.00%, 02/01/29 (c)	282,240
175,000	5.00%, 02/01/29 (c)	225,545
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	159,829
	Indiana Finance Authority, Series C (RB)
610,000	5.00%, 02/01/28 (c)	783,405
1,000,000	5.00%, 02/01/28 (c)	1,293,260
	Indiana Finance Authority, Series E (RB)
150,000	5.00%, 02/01/26	185,612
160,000	5.00%, 08/01/26 (c)	200,157
100,000	5.00%, 08/01/26 (c)	124,157
1,000,000	5.00%, 08/01/26 (c)	1,238,340
105,000	5.00%, 02/01/29 (c)	136,522
750,000	5.00%, 02/01/29 (c)	962,182
935,000	5.00%, 06/01/29	1,238,772
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	315,036
	Indiana Municipal Power Agency, Series A (RB)
1,330,000	5.00%, 07/01/26 (c)	1,596,598
250,000	5.00%, 01/01/28 (c)	309,505
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	252,747
	Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
1,715,000	5.00%, 02/01/29 (c)	2,231,009
710,000	5.00%, 02/01/29	939,358
160,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	186,426
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	230,329
		15,074,460

See Notes to Financial Statements

57

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Iowa: 0.2%
	Iowa Finance Authority (RB)
$110,000	5.00%, 08/01/26	$138,323
1,000,000	5.00%, 08/01/27 (c)	1,262,260
1,000,000	5.00%, 08/01/27 (c)	1,279,670
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	154,115
		2,834,368
Kansas: 0.5%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	350,838
500,000	4.00%, 09/01/27 (c)	594,085
500,000	5.00%, 09/01/27 (c)	620,205
250,000	5.00%, 09/01/27 (c)	311,945
210,000	Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	240,637
750,000	Johnson County, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	882,667
380,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	422,423
125,000	Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	149,009
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
775,000	5.00%, 09/01/27 (c)	955,621
150,000	5.00%, 09/01/27 (c)	184,545
400,000	5.00%, 09/01/27	512,912
630,000	5.00%, 09/01/27 (c)	781,439
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
120,000	5.00%, 09/01/25 (c)	144,018
720,000	5.00%, 09/01/25 (c)	855,115
295,000	5.00%, 09/01/25 (c)	356,971
280,000	5.00%, 09/01/25 (c)	337,604
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	286,320
		7,986,354
Kentucky: 0.6%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,235,557
1,885,000	5.00%, 11/01/26 (c)	2,304,243
450,000	5.00%, 11/01/26	552,816
695,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	731,932
Principal Amount		Value

Kentucky: (continued)
$200,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	$237,008
	Kentucky State Property and Building Commission No. 119 (RB)
1,000,000	5.00%, 05/01/28 (c)	1,234,890
100,000	5.00%, 05/01/28	126,498
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	196,698
380,000	Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/27	471,842
	Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,075,064
55,000	5.00%, 10/01/26 (c)	65,565
290,000	5.00%, 10/01/26 (c)	342,768
105,000	Louisville and Jefferson County, Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	113,692
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,552
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	813,274
500,000	4.00%, 04/01/26 (c)	566,255
		10,092,654
Louisiana: 0.8%
250,000	City of Shreveport, Water and Sewer Revenue, Series C (RB) 4.00%, 12/01/28 (c)	287,703
	Jefferson Sales Tax District, Series B (RB) (AGM)
500,000	4.00%, 12/01/29 (c)	587,105
280,000	5.00%, 12/01/27 (c)	341,135
620,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	664,497
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	213,982
990,000	5.00%, 10/01/27 (c)	1,201,068
295,000	Louisiana Public Facilities Authority Hospital, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	337,359

See Notes to Financial Statements

58

Principal Amount		Value

Louisiana: (continued)
$505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	$513,080
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
700,000	5.00%, 06/01/24 (c)	795,711
535,000	5.00%, 06/01/24 (c)	612,147
1,000,000	Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,254,240
340,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	413,284
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	407,407
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	166,328
640,000	5.00%, 09/01/26 (c)	777,709
565,000	5.00%, 04/01/27 (c)	701,205
115,000	5.00%, 03/01/29 (c)	148,656
425,000	5.00%, 03/01/30 (c)	551,148
910,000	5.00%, 03/01/30 (c)	1,193,729
930,000	5.00%, 03/01/30 (c)	1,225,135
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	244,642
205,000	5.00%, 08/01/26 (c)	254,136
150,000	5.00%, 10/01/27	192,854
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	217,278
100,000	5.00%, 09/01/26 (c)	122,381
		13,423,919
Maryland: 3.0%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
250,000	5.00%, 10/15/26	314,548
250,000	5.00%, 10/15/27 (c)	320,140
280,000	5.00%, 10/15/27	361,648
	County of Baltimore (GO)
1,925,000	4.00%, 03/01/29 (c)	2,323,956
1,250,000	5.00%, 03/01/28	1,634,275
	County of Montgomery, Series A (GO)
675,000	5.00%, 11/01/24 (c)	800,577
20,000	5.00%, 12/01/24 (c)	23,566
1,070,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,285,006
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,503
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	897,472
250,000	5.00%, 05/01/26 (c)	295,610
240,000	5.00%, 05/01/26	295,514
Principal Amount		Value

Maryland: (continued)
$250,000	5.00%, 05/01/26 (c)	$300,630
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,230,040
655,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	694,018
	Prince George’s County, Series A (GO) (SAW)
1,000,000	4.00%, 07/15/28 (c)	1,223,560
2,500,000	5.00%, 07/15/28 (c)	3,176,475
1,000,000	5.00%, 07/15/28	1,318,640
1,150,000	5.00%, 07/15/28 (c)	1,504,234
	State of Maryland, Department of Transportation (RB) (SAW)
2,340,000	2.13%, 10/01/27 (c)	2,434,676
520,000	3.00%, 11/01/24 (c)	560,165
500,000	3.00%, 09/01/27 (c)	550,560
855,000	3.13%, 05/01/25 (c)	928,273
780,000	4.00%, 05/01/25 (c)	893,295
750,000	4.00%, 05/01/28 (c)	907,117
295,000	5.00%, 11/01/24 (c)	347,354
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	464,510
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	372,134
485,000	4.00%, 06/01/24 (c)	545,804
2,385,000	5.00%, 03/15/28	3,123,014
1,000,000	5.00%, 03/15/28 (c)	1,298,470
3,000,000	5.00%, 03/15/29 (c)	3,928,050
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
250,000	3.13%, 03/15/28 (c)	281,248
1,185,000	4.00%, 03/15/27 (c)	1,408,372
680,000	5.00%, 03/15/28	890,419
5,500,000	5.00%, 03/15/30 (c)	7,443,535
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	639,403
125,000	5.00%, 08/01/27	161,190
1,000,000	5.00%, 08/01/28 (c)	1,299,780
1,000,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 3.00%, 08/01/27 (c)	1,116,080
	State of Maryland, Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	325,905
510,000	3.00%, 07/01/27 (c)	557,874
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	539,780
115,000	3.00%, 06/01/24 (c)	124,667
560,000	3.00%, 06/01/24 (c)	607,074

See Notes to Financial Statements

59

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Maryland: (continued)
	Washington Suburban Sanitary District, Second Series (GO)
$750,000	5.00%, 06/01/26 (c)	$909,300
550,000	5.00%, 06/01/27 (c)	698,841
		51,374,302
Massachusetts: 3.4%
100,000	City of Boston, Series A (GO) 5.00%, 03/01/29	134,324
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
980,000	5.00%, 06/01/24 (c)	1,120,650
15,000	5.00%, 06/01/25 (c)	17,960
20,000	5.00%, 06/01/25 (c)	23,875
	Commonwealth of Massachusetts, Rail Enhancement Program, Series A (RB)
145,000	3.00%, 06/01/25 (c)	155,659
745,000	5.00%, 06/01/25 (c)	878,847
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	307,809
850,000	5.00%, 03/01/24 (c)	976,582
275,000	5.00%, 07/01/26 (c)	341,195
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	734,502
1,860,000	5.00%, 07/01/26 (c)	2,259,323
155,000	5.00%, 07/01/26 (c)	191,419
1,925,000	5.00%, 07/01/28	2,522,809
	Commonwealth of Massachusetts, Series C (GO)
400,000	3.00%, 02/01/24 (c)	424,916
350,000	5.00%, 05/01/23 (c)	388,521
205,000	5.00%, 05/01/23 (c)	227,995
1,000,000	5.00%, 05/01/30	1,353,650
2,665,000	5.00%, 05/01/31	3,672,636
	Commonwealth of Massachusetts, Series D (GO)
100,000	3.00%, 09/01/25 (c)	108,036
365,000	5.00%, 07/01/30 (c)	480,884
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,396,354
250,000	5.00%, 11/01/26	315,740
100,000	5.00%, 11/01/27 (c)	126,932
440,000	Commonwealth of Massachusetts, Series F (GO) 5.00%, 05/01/27	562,069
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	615,620
10,000	5.00%, 12/01/26 (c)	12,581
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
450,000	4.00%, 12/01/27 (c)	519,417
20,000	5.00%, 06/01/26 (c)	24,817
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Bay Transportation Authority, Series A (RB)
$810,000	0.00%, 07/01/26 (c) ^	$692,623
130,000	0.00%, 07/01/26 (c) ^	107,522
1,160,000	0.00%, 07/01/26 (c) ^	897,898
890,000	0.00%, 07/01/26 (c) ^	786,956
210,000	2.00%, 07/01/26 (c)	222,472
475,000	4.00%, 07/01/25 (c)	527,962
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	604,145
1,100,000	5.00%, 02/01/26 (c)	1,334,113
940,000	5.00%, 02/01/26 (c)	1,152,656
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,278,280
	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW)
1,000,000	5.00%, 01/01/29 (c)	1,268,050
1,000,000	5.00%, 01/01/29	1,320,830
255,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	318,355
2,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	3,322,652
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	661,981
	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB)
910,000	3.00%, 07/01/26 (c)	950,358
200,000	3.25%, 07/01/26 (c)	209,724
1,860,000	5.00%, 07/01/26 (c)	2,250,005
200,000	5.00%, 07/01/26 (c)	240,490
130,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	159,852
	Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
2,065,000	4.00%, 07/15/26 (c)	2,389,267
700,000	5.00%, 07/15/26 (c)	877,394
480,000	5.00%, 07/15/26 (c)	589,661
	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,156,200
125,000	5.00%, 08/15/25 (c)	145,953

See Notes to Financial Statements

60

Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
$100,000	3.13%, 07/01/26 (c)	$105,900
300,000	5.00%, 07/01/26 (c)	360,822
750,000	Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	801,510
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	569,075
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	119,641
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	400,108
450,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	483,480
150,000	Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	157,260
125,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	154,123
1,250,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series D (RB) 5.00%, 08/15/25 (c)	1,490,225
880,000	Massachusetts State College Building Authority, Series A (RB) 4.00%, 05/01/25 (c)	1,006,456
1,500,000	Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	1,984,575
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	844,016
2,115,000	5.00%, 08/01/27 (c)	2,663,398
	University of Massachusetts Building Authority, Series 1 (RB)
750,000	5.00%, 11/01/29 (c)	974,430
475,000	5.00%, 11/01/29 (c)	618,649
500,000	5.00%, 11/01/29 (c)	654,430
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,285,394
		58,034,013
Michigan: 1.1%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	338,839
Principal Amount		Value

Michigan: (continued)
$340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	$431,987
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	303,220
250,000	5.00%, 07/01/26 (c)	304,445
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
290,000	5.00%, 07/01/26 (c)	351,202
570,000	5.00%, 07/01/26 (c)	695,890
500,000	5.00%, 07/01/26 (c)	613,835
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,241,316
30,000	5.00%, 07/01/26 (c)	36,998
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	157,595
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	192,030
875,000	5.00%, 07/01/26 (c)	1,090,644
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	135,061
100,000	5.00%, 10/01/26	126,162
140,000	Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	146,621
	Michigan Finance Authority, Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	593,710
250,000	5.00%, 07/01/25 (c)	297,488
	Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	838,433
150,000	5.00%, 11/15/26 (c)	184,997
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	112,692
75,000	5.00%, 06/01/27 (c)	91,748
260,000	5.00%, 12/01/27 (c)	316,766
	Michigan State Building Authority, Series I (RB)
5,000	5.00%, 10/15/25 (c)	6,115
25,000	5.00%, 10/15/25 (c)	30,576
175,000	5.00%, 10/15/25 (c)	211,328
10,000	5.00%, 10/15/25 (c)	12,027
540,000	5.00%, 10/15/26 (c)	667,310
570,000	5.00%, 10/15/26 (c)	699,561
515,000	5.00%, 10/15/26 (c)	633,398

See Notes to Financial Statements

61

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Michigan: (continued)
$120,000	5.00%, 10/15/26 (c)	$146,270
125,000	5.00%, 10/15/26 (c)	152,848
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	125,029
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	127,974
480,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	514,483
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,370,000	3.10%, 06/01/26 (c)	1,463,297
170,000	3.35%, 06/01/26 (c)	181,633
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	934,518
410,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	449,762
10,000	State of Michigan, Environmental Program, Series A (GO) 5.00%, 12/01/25 (c)	12,270
2,285,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/27	2,876,495
560,000	Wayne County Airport Authority, Detroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	699,905
		18,546,478
Minnesota: 1.5%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	186,694
460,000	3.50%, 05/01/27 (c)	479,150
125,000	City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	154,164
520,000	City of St. Cloud, Health Care, CentraCare Health System, Series A (RB) 3.00%, 05/01/26 (c)	543,665
760,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	857,858
200,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	248,680
	Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
325,000	5.00%, 01/01/27 (c)	393,500
515,000	5.00%, 01/01/27 (c)	626,235
385,000	Minnesota Housing Finance Agency, Series A (RB) 3.30%, 07/01/25 (c)	418,318
Principal Amount		Value

Minnesota: (continued)
$1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	$1,264,030
450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	551,065
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	615,235
750,000	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) 5.00%, 02/01/25 (c)	894,622
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	578,427
500,000	3.00%, 08/01/26 (c)	558,620
185,000	4.00%, 08/01/26	222,039
585,000	4.00%, 08/01/26 (c)	696,723
100,000	5.00%, 08/01/28	132,261
120,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	136,664
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,324,115
400,000	5.00%, 10/01/27 (c)	515,180
400,000	5.00%, 08/01/29	539,100
1,000,000	5.00%, 08/01/29 (c)	1,299,280
1,000,000	5.00%, 08/01/29 (c)	1,313,360
2,000,000	5.00%, 08/01/30 (c)	2,648,240
2,000,000	5.00%, 08/01/30 (c)	2,658,300
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	983,377
1,000,000	3.00%, 10/01/27 (c)	1,124,320
1,000,000	3.00%, 10/01/27 (c)	1,130,170
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,035,182
1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,101,910
		25,230,484
Mississippi: 0.5%
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	359,718
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	156,874
500,000	5.00%, 10/01/27 (c)	626,190
405,000	5.00%, 10/01/27 (c)	505,161
300,000	5.00%, 10/01/27 (c)	373,407
430,000	5.00%, 10/01/27 (c)	546,784
880,000	5.00%, 10/01/27 (c)	1,113,464

See Notes to Financial Statements

62

Principal Amount		Value

Mississippi: (continued)
$650,000	5.00%, 10/01/27 (c)	$818,434
550,000	5.00%, 10/15/28 (c)	644,682
1,000,000	5.00%, 10/15/28 (c)	1,180,850
	State of Mississippi, Series B (GO)
295,000	4.00%, 10/01/29 (c)	353,643
850,000	5.00%, 12/01/26 (c)	1,054,042
155,000	5.00%, 12/01/26 (c)	190,740
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	122,890
		8,046,879
Missouri: 0.8%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	473,377
290,000	5.00%, 04/01/25 (c)	334,698
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	668,291
350,000	City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	437,164
1,000,000	Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,363,440
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	582,149
1,165,000	5.00%, 05/01/25 (c)	1,387,830
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	16,838
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	241,441
105,000	3.00%, 03/01/26 (c)	113,129
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,258,808
615,000	4.00%, 03/01/28 (c)	753,713
1,415,000	4.00%, 03/01/29 (c)	1,721,899
650,000	4.00%, 03/01/29 (c)	791,563
450,000	5.00%, 03/01/29 (c)	580,792
	St. Louis County, Series A (RB)
1,045,000	2.00%, 12/01/28 (c)	1,060,550
1,000,000	4.00%, 12/01/28 (c)	1,227,930
		13,013,612
Montana: 0.0%
150,000	Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	192,818
Nebraska: 0.4%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
1,000,000	5.00%, 09/01/27	1,236,490
1,280,000	5.00%, 09/01/32	1,662,566
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	522,030
Principal Amount		Value

Nebraska: (continued)
$115,000	4.00%, 05/15/26 (c)	$128,578
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	283,249
	Omaha Public Power District, Electric System, Series A (RB)
100,000	5.00%, 12/01/27 (c)	125,673
1,125,000	5.00%, 02/01/29 (c)	1,474,841
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,373,671
560,000	3.13%, 07/01/26 (c)	593,550
		7,400,648
Nevada: 1.5%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	150,139
500,000	5.00%, 03/01/26 (c)	607,490
525,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 05/01/26 (c)	647,393
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	368,349
	Clark County School District, Series A (GO) (AGM)
915,000	5.00%, 06/15/30 (c)	1,174,467
1,000,000	5.00%, 06/15/30 (c)	1,295,790
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	288,915
155,000	4.00%, 11/01/26 (c)	179,998
985,000	5.00%, 11/01/26	1,235,426
1,000,000	5.00%, 06/15/29	1,296,190
	Clark County School District, Series C (GO)
905,000	5.00%, 12/15/25 (c)	1,075,819
200,000	5.00%, 12/15/25 (c)	238,626
1,050,000	5.00%, 12/15/27 (c)	1,280,580
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	223,252
760,000	5.00%, 12/15/25 (c)	900,539
630,000	Clark County Water Reclamation District (GO) 3.00%, 07/01/26 (c)	699,880
	Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB)
1,200,000	5.00%, 07/01/29 (c)	1,499,376
470,000	5.00%, 07/01/29 (c)	590,405
1,000,000	Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,180,800
	Clark County, Limited Tax, Series A (GO)
110,000	5.00%, 05/01/26 (c)	133,788
150,000	5.00%, 06/01/28 (c)	187,139
1,110,000	5.00%, 06/01/28 (c)	1,420,289

See Notes to Financial Statements

63

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Nevada: (continued)
	Clark County, Limited Tax, Series C (GO)
$270,000	3.00%, 07/01/27 (c)	$288,006
500,000	3.00%, 07/01/27 (c)	536,520
305,000	3.00%, 07/01/27 (c)	328,137
275,000	Clark County, McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	347,969
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	577,160
190,000	5.00%, 06/01/26 (c)	235,492
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	364,891
1,000,000	4.00%, 06/01/27 (c)	1,158,670
760,000	4.00%, 06/01/28 (c)	897,932
760,000	4.00%, 06/01/28 (c)	901,687
1,370,000	5.00%, 06/01/26 (c)	1,698,019
270,000	5.00%, 06/01/26 (c)	333,644
255,000	5.00%, 06/01/26 (c)	318,434
795,000	5.00%, 06/01/27 (c)	995,308
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	431,879
30,000	5.00%, 07/01/26 (c)	36,700
		26,125,098
New Jersey: 3.4%
500,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	528,730
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	654,576
335,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	352,856
275,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	309,359
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
755,000	3.13%, 07/01/27 (c)	766,182
335,000	3.38%, 07/01/27 (c)	336,330
615,000	4.00%, 07/01/27 (c)	640,596
450,000	4.00%, 07/01/27 (c)	474,318
365,000	5.00%, 07/01/27 (c)	405,150
480,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	529,214
680,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	775,941
Principal Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	$1,157,410
380,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	438,429
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
420,000	4.75%, 12/15/26 (c)	464,734
275,000	5.50%, 12/15/26 (c)	321,409
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
935,000	5.00%, 06/15/27 (c)	1,048,444
615,000	5.00%, 06/15/27 (c)	691,174
340,000	5.00%, 06/15/27 (c)	383,459
245,000	5.00%, 06/15/27	284,594
250,000	5.00%, 06/15/27 (c)	284,803
1,250,000	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,437,012
1,080,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,142,554
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
180,000	5.00%, 06/15/25 (c)	197,140
440,000	5.25%, 06/15/25 (c)	493,830
100,000	5.25%, 06/15/25 (c)	110,813
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
830,000	4.25%, 06/15/25 (c)	904,019
565,000	4.38%, 06/15/25 (c)	614,511
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,414,072
315,000	5.00%, 06/15/26	361,053
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	252,043
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	480,228
500,000	New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	632,130

See Notes to Financial Statements

64

Principal Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	$1,166,050
145,000	New Jersey Educational Facilities Authority, The College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	168,742
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,240,330
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	225,908
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,585,000	3.00%, 07/01/26 (c)	1,663,933
360,000	3.38%, 07/01/27 (c)	384,916
1,590,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,767,190
1,500,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series B-3 (RB) 5.00%, 04/01/26 (c) (p)	1,837,950
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
115,000	3.00%, 07/01/26 (c)	116,900
150,000	3.13%, 07/01/26 (c)	152,874
1,015,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,126,203
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,517,816
1,080,000	5.00%, 01/01/28 (c)	1,312,502
115,000	5.00%, 01/01/28 (c)	140,846
	New Jersey Transportation Trust Fund Authority, Series A (RB)
2,330,000	4.00%, 12/15/28 (c)	2,489,232
435,000	5.00%, 06/15/26 (c)	497,971
500,000	5.00%, 12/15/27	584,195
1,000,000	5.00%, 12/15/28 (c)	1,133,290
1,100,000	5.00%, 12/15/28 (c)	1,256,596
500,000	5.00%, 12/15/28	589,485
1,395,000	5.00%, 12/15/28 (c)	1,595,155
780,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	841,916
Principal Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
$320,000	4.63%, 06/15/25 (c)	$345,664
655,000	4.75%, 06/15/25 (c)	701,865
300,000	5.25%, 06/15/25 (c)	337,836
435,000	5.25%, 06/15/25 (c)	488,218
550,000	5.25%, 06/15/25 (c)	615,565
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	151,073
105,000	5.00%, 01/01/26 (c)	124,019
375,000	5.00%, 01/01/26 (c)	438,232
30,000	5.00%, 01/01/26 (c)	35,303
1,625,000	5.00%, 01/01/27 (c)	1,963,162
270,000	5.00%, 01/01/27 (c)	320,792
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	392,771
150,000	5.00%, 01/01/27	186,012
200,000	5.00%, 01/01/28 (c)	244,950
115,000	5.00%, 01/01/28 (c)	144,346
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,444,409
1,000,000	5.00%, 01/01/28 (c)	1,206,170
	State of New Jersey, Various Purposes (GO)
400,000	5.00%, 06/01/27 (c)	491,860
625,000	5.00%, 06/01/27	773,775
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	265,529
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	448,632
250,000	5.00%, 06/01/28 (c)	305,868
225,000	5.00%, 06/01/28 (c)	273,386
2,000,000	5.00%, 06/01/28 (c)	2,460,940
195,000	5.00%, 06/01/28 (c)	243,130
500,000	5.00%, 06/01/28 (c)	619,625
		58,720,245
New Mexico: 0.1%
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	557,752
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	315,995
1,125,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,215,709
		2,089,456
New York: 15.0%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,734,742

See Notes to Financial Statements

65

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	$528,630
110,000	City of New York, Series 1 (GO) 5.00%, 08/01/26	135,512
	City of New York, Series A (GO)
485,000	4.00%, 08/01/26 (c)	547,701
770,000	5.00%, 08/01/25 (c)	915,468
380,000	5.00%, 08/01/25 (c)	451,596
130,000	5.00%, 08/01/26	160,151
1,810,000	5.00%, 08/01/26 (c)	2,173,520
540,000	5.00%, 08/01/27 (c)	673,704
550,000	5.00%, 08/01/27	690,217
	City of New York, Series B-1 (GO)
250,000	4.00%, 12/01/26 (c)	278,995
395,000	5.00%, 12/01/26 (c)	477,930
100,000	5.00%, 10/01/27 (c)	121,198
500,000	5.00%, 10/01/29 (c)	637,970
1,125,000	5.00%, 10/01/29 (c)	1,424,857
920,000	5.25%, 10/01/27 (c)	1,149,347
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	905,469
225,000	5.00%, 02/01/27 (c)	276,728
	City of New York, Series C and D (GO)
625,000	5.00%, 02/01/26 (c)	754,600
500,000	5.00%, 02/01/26 (c)	594,930
110,000	5.00%, 02/01/26 (c)	132,497
500,000	5.00%, 08/01/26	615,965
1,250,000	5.00%, 02/01/28 (c)	1,522,200
820,000	5.00%, 02/01/28 (c)	1,032,913
1,290,000	City of New York, Series D-1 (GO) 5.00%, 03/01/30 (c)	1,609,456
	City of New York, Series E (GO)
185,000	5.00%, 08/01/26	227,907
540,000	5.00%, 08/01/26 (c)	648,454
680,000	5.00%, 08/01/26	837,712
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,247,729
1,000,000	5.25%, 03/01/28 (c)	1,237,440
1,500,000	5.25%, 03/01/28 (c)	1,884,330
250,000	City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	304,650
400,000	City of New York, Series L (GO) 5.00%, 04/01/29 (c)	502,664
	City of New York, Series L-6 (GO)
175,000	5.00%, 04/01/28	221,729
1,000,000	5.00%, 04/01/29 (c)	1,275,070
	County of Nassau, Series C (GO)
1,000,000	5.00%, 04/01/26 (c)	1,166,130
600,000	5.00%, 10/01/27 (c)	729,180
310,000	5.00%, 10/01/27	384,642
250,000	County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	307,150
500,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	554,075
345,000	County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	415,363
Principal Amount		Value

New York: (continued)
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
$325,000	3.00%, 07/01/26 (c)	$343,694
205,000	3.00%, 07/01/26 (c)	210,553
300,000	4.00%, 07/01/26 (c)	327,252
275,000	5.00%, 07/01/26 (c)	324,088
500,000	5.00%, 07/01/26 (c)	575,940
300,000	5.00%, 07/01/26 (c)	349,764
100,000	5.00%, 07/01/26 (c)	116,119
	Hudson Yards Infrastructure Corp., Series A (RB)
1,700,000	5.00%, 02/15/27 (c)	2,015,180
460,000	5.00%, 02/15/27 (c)	542,510
3,025,000	5.00%, 02/15/27 (c)	3,622,195
1,030,000	5.00%, 02/15/27 (c)	1,227,276
	Long Island Power Authority, Electric System (RB)
750,000	5.00%, 09/01/27 (c)	925,897
500,000	5.00%, 09/01/27 (c)	620,190
305,000	5.00%, 09/01/27 (c)	380,539
450,000	Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	480,663
40,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	49,706
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	342,536
160,000	4.00%, 11/15/26	182,926
205,000	5.25%, 11/15/26 (c)	242,300
100,000	5.25%, 11/15/26 (c)	118,711
1,605,000	5.25%, 11/15/26 (c)	1,899,855
125,000	5.25%, 11/15/26 (c)	149,023
290,000	5.25%, 11/15/26 (c)	348,363
845,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	902,316
155,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/27 (c)	168,144
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	216,374
1,825,000	4.00%, 11/15/26 (c)	1,833,723
310,000	5.00%, 11/15/26 (c)	334,481
250,000	5.00%, 11/15/26	270,500
865,000	5.00%, 11/15/27	943,300
380,000	5.00%, 11/15/28	416,913
380,000	5.00%, 11/15/28	416,913
	Metropolitan Transportation Authority, Series B-1 (RB)
225,000	5.00%, 11/15/26 (c)	260,136
470,000	5.00%, 11/15/26 (c)	544,030
	Metropolitan Transportation Authority, Series B-2 (RB)
1,070,000	4.00%, 11/15/27 (c)	1,194,088
15,000	5.00%, 11/15/26 (c)	17,729

See Notes to Financial Statements

66

Principal Amount		Value

New York: (continued)
$1,185,000	5.00%, 11/15/27 (c)	$1,407,567
200,000	5.00%, 11/15/27 (c)	239,518
	Metropolitan Transportation Authority, Series C-1 (RB)
1,240,000	4.00%, 05/15/28 (c)	1,252,053
395,000	4.00%, 05/15/28 (c)	398,065
410,000	4.00%, 05/15/28 (c)	412,649
1,110,000	5.00%, 11/15/25 (c)	1,184,381
1,175,000	5.00%, 11/15/26 (c)	1,258,213
155,000	5.00%, 11/15/26 (c)	167,240
900,000	5.00%, 11/15/26 (c)	967,941
500,000	5.00%, 11/15/27	545,260
810,000	5.00%, 05/15/28 (c)	870,952
470,000	5.00%, 05/15/28 (c)	512,540
1,260,000	5.00%, 05/15/28 (c)	1,375,756
1,445,000	5.00%, 05/15/28 (c)	1,569,487
2,540,000	5.00%, 05/15/28 (c)	2,744,953
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	602,887
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	231,981
400,000	4.00%, 11/15/26 (c)	403,200
200,000	5.00%, 11/15/26	216,400
1,115,000	5.00%, 11/15/26 (c)	1,197,934
1,805,000	5.00%, 11/15/26 (c)	1,937,343
535,000	5.00%, 05/15/28 (c)	578,169
1,060,000	5.00%, 05/15/28 (c)	1,147,991
1,085,000	5.00%, 05/15/28 (c)	1,181,793
	Metropolitan Transportation Authority, Series D-1 (RB)
665,000	5.00%, 11/15/25 (c)	704,986
800,000	5.00%, 11/15/25 (c)	850,504
	Metropolitan Transportation Authority, Series F (RB)
450,000	5.00%, 11/15/25 (c)	476,086
770,000	5.00%, 11/15/25 (c)	808,716
1,000,000	5.00%, 11/15/25 (c)	1,067,010
260,000	5.00%, 11/15/25 (c)	276,414
110,000	Nassau County, New York General Improvement, Series B (GO) 5.00%, 10/01/26 (c)	132,028
1,100,000	New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,111,594
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,114,962
600,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/21 (c)	618,798
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
135,000	5.00%, 07/15/25 (c)	163,125
Principal Amount		Value

New York: (continued)
$1,010,000	5.00%, 07/15/28 (c)	$1,267,863
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	620,260
100,000	5.00%, 07/15/28 (c)	125,531
415,000	5.25%, 07/15/28 (c)	520,547
3,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/30 (c)	3,848,520
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
630,000	4.00%, 05/01/26 (c)	713,393
225,000	5.00%, 08/01/25 (c)	266,816
160,000	5.00%, 05/01/26 (c)	191,472
450,000	5.00%, 05/01/26 (c)	540,630
725,000	5.00%, 05/01/26 (c)	874,016
880,000	5.00%, 05/01/26 (c)	1,055,164
260,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	301,748
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	130,353
450,000	5.00%, 11/01/25 (c)	541,233
785,000	5.00%, 11/01/25 (c)	945,438
185,000	5.00%, 11/01/25 (c)	223,112
530,000	5.00%, 08/01/26 (c)	650,252
690,000	5.00%, 08/01/26 (c)	840,517
540,000	5.00%, 08/01/26 (c)	655,106
895,000	5.00%, 08/01/26 (c)	1,082,458
350,000	5.00%, 08/01/27 (c)	432,015
125,000	5.00%, 08/01/27 (c)	157,971
1,000,000	5.00%, 08/01/27 (c)	1,243,230
500,000	5.00%, 08/01/28 (c)	617,905
1,000,000	5.00%, 08/01/30 (c)	1,310,590
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
20,000	5.00%, 11/01/25 (c)	24,295
2,280,000	5.00%, 05/01/27 (c)	2,842,066
610,000	5.00%, 05/01/27 (c)	748,915
4,500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/30 (c)	5,757,615
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	108,833
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	105,314

See Notes to Financial Statements

67

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$155,000	5.00%, 02/01/25 (c)	$181,035
500,000	5.00%, 02/01/26 (c)	595,490
720,000	5.00%, 02/01/26 (c)	866,434
565,000	5.00%, 02/01/26 (c)	684,418
525,000	5.00%, 02/01/26 (c)	632,971
915,000	5.00%, 02/01/27 (c)	1,135,844
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	765,563
715,000	5.00%, 02/01/26 (c)	862,047
830,000	5.00%, 02/01/26 (c)	998,341
250,000	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/26	303,790
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
745,000	4.00%, 10/01/26 (c)	843,854
850,000	4.00%, 10/01/26 (c)	973,284
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,310,160
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	384,279
595,000	5.00%, 06/15/27 (c)	755,918
215,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	265,215
140,000	New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	167,062
500,000	New York City Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	642,165
	New York State Dormitory Authority, Columbia University (RB)
170,000	5.00%, 04/01/26 (c)	211,232
210,000	5.00%, 04/01/26 (c)	261,316
115,000	New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	152,355
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	32,376
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	226,920
230,000	5.00%, 07/01/26 (c)	285,379
	New York State Dormitory Authority, Cornell University, Series D (RB)
110,000	5.00%, 07/01/33	155,381
1,100,000	5.00%, 07/01/34	1,570,602
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	905,808
Principal Amount		Value

New York: (continued)
$1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	$1,172,910
315,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	380,265
250,000	New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	297,563
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	230,750
20,000	5.00%, 07/01/25 (c)	23,222
	New York State Dormitory Authority, New York University, Series A (RB)
260,000	5.00%, 07/01/26 (c)	317,265
200,000	5.00%, 07/01/27 (c)	243,976
250,000	5.00%, 07/01/27 (c)	306,633
250,000	5.00%, 07/01/27 (c)	311,683
385,000	5.00%, 07/01/28 (c)	483,025
100,000	5.00%, 07/01/29 (c)	131,117
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
200,000	5.00%, 10/01/26 (c)	237,678
1,325,000	5.00%, 10/01/26 (c)	1,587,005
370,000	5.00%, 10/01/26 (c)	447,356
635,000	5.00%, 10/01/27 (c)	787,851
100,000	5.00%, 10/01/27 (c)	122,636
	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM)
850,000	2.00%, 07/01/29 (c)	863,795
525,000	4.00%, 07/01/27 (c)	606,816
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
475,000	4.00%, 02/15/27 (c)	534,489
195,000	5.00%, 03/15/25 (c)	226,707
150,000	5.00%, 03/15/25 (c)	177,056
1,040,000	5.00%, 08/15/26 (c)	1,276,413
1,000,000	5.00%, 02/15/27 (c)	1,228,920
1,375,000	5.00%, 02/15/27 (c)	1,709,386
595,000	5.00%, 02/15/27 (c)	727,423
1,500,000	5.00%, 03/15/29 (c)	1,880,445
100,000	5.00%, 03/15/29	129,315
1,645,000	5.00%, 03/15/29 (c)	2,053,338
3,910,000	5.00%, 03/15/29 (c)	4,857,979
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
420,000	5.00%, 02/15/27	523,950
2,000,000	5.00%, 08/15/27 (c)	2,492,800
640,000	5.00%, 08/15/27 (c)	813,472

See Notes to Financial Statements

68

Principal Amount		Value

New York: (continued)
$385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	$439,243
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,131,356
315,000	5.00%, 08/15/26 (c)	384,224
540,000	5.00%, 08/15/26 (c)	662,753
2,000,000	5.00%, 02/15/30 (c)	2,572,000
115,000	5.00%, 02/15/30 (c)	148,839
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
320,000	5.00%, 02/15/25 (c)	376,851
955,000	5.00%, 09/15/25 (c)	1,131,599
350,000	5.00%, 09/15/25 (c)	416,185
315,000	5.00%, 09/15/25 (c)	375,889
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	130,997
340,000	5.00%, 03/15/24 (c)	387,416
140,000	5.00%, 09/15/26 (c)	171,157
60,000	5.00%, 09/15/26 (c)	72,782
1,010,000	5.00%, 09/15/26 (c)	1,256,874
2,380,000	5.00%, 09/15/26 (c)	2,932,517
1,000,000	5.00%, 03/15/27 (c)	1,219,390
1,405,000	5.00%, 03/15/27 (c)	1,708,171
305,000	5.00%, 03/15/27 (c)	377,681
515,000	5.00%, 03/15/27 (c)	634,526
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	402,873
680,000	5.00%, 09/15/25 (c)	802,910
500,000	5.00%, 09/15/25 (c)	589,340
120,000	5.00%, 09/15/25 (c)	145,813
285,000	5.00%, 09/15/25 (c)	341,142
170,000	5.00%, 09/15/25 (c)	202,773
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	922,327
2,560,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	3,190,067
1,000,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,177,870
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,415,000	5.00%, 06/15/26 (c)	1,732,696
765,000	5.00%, 06/15/26 (c)	941,470
500,000	5.00%, 06/15/26 (c)	616,890
150,000	5.00%, 06/15/27 (c)	186,629
405,000	5.00%, 06/15/27 (c)	515,083
Principal Amount		Value

New York: (continued)
$1,250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	$1,616,237
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	542,931
500,000	5.00%, 06/15/27 (c)	623,795
1,000,000	5.00%, 06/15/27 (c)	1,250,820
500,000	5.00%, 06/15/27	641,485
1,000,000	New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	985,190
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	705,408
650,000	5.00%, 01/01/26 (c)	768,053
800,000	New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	916,752
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,848,525
1,300,000	5.00%, 01/01/28 (c)	1,592,591
	New York State Urban Development Corp., State Personal Income, Series A (RB)
890,000	5.00%, 09/15/25 (c)	1,066,264
170,000	5.00%, 09/15/25 (c)	204,119
140,000	5.00%, 09/15/25 (c)	168,469
1,110,000	5.00%, 03/15/26 (c)	1,354,444
670,000	5.00%, 03/15/26 (c)	816,361
750,000	5.00%, 03/15/27 (c)	920,445
325,000	5.00%, 03/15/27 (c)	394,550
645,000	5.00%, 03/15/27	809,894
380,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 09/15/25 (c)	457,881
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,000,000	4.00%, 09/15/30 (c)	1,178,210
1,000,000	4.00%, 09/15/30 (c)	1,161,850
2,500,000	5.00%, 03/15/27	3,139,125
2,000,000	5.00%, 09/15/27 (c)	2,459,960
350,000	5.00%, 09/15/27 (c)	432,932
250,000	5.00%, 09/15/30 (c)	320,935
	Port Authority of New York and New Jersey, Series 194 (RB)
130,000	5.00%, 10/15/25 (c)	152,149
100,000	5.00%, 10/15/25 (c)	117,194
785,000	5.00%, 10/15/25 (c)	943,295
300,000	Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	359,181

See Notes to Financial Statements

69

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	Port Authority of New York and New Jersey, Series 205 (RB)
$2,500,000	5.00%, 11/15/27 (c)	$3,042,900
1,000,000	5.00%, 11/15/27 (c)	1,230,030
840,000	5.00%, 11/15/27 (c)	1,044,666
	Port Authority of New York and New Jersey, Series 209 (RB)
500,000	5.00%, 07/15/28 (c)	609,090
255,000	5.00%, 07/15/28	326,369
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	615,280
500,000	Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	622,810
	Port Authority of New York and New Jersey, Series 222 (RB)
3,500,000	4.00%, 07/15/30 (c)	4,023,250
2,000,000	4.00%, 07/15/30 (c)	2,309,840
1,000,000	5.00%, 07/15/30 (c)	1,271,350
470,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	503,205
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	648,930
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	802,962
460,000	State of New York Mortgage Agency, Series 205 (RB) 3.13%, 10/01/26 (c)	493,079
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	910,153
285,000	State of New York Mortgage Agency, Series 54 (RB) 3.95%, 10/01/26 (c)	312,987
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,244
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,083
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,550,000	5.00%, 05/15/27 (c)	1,895,386
1,070,000	5.00%, 05/15/27 (c)	1,300,317
1,255,000	5.00%, 05/15/27 (c)	1,517,847
1,000,000	5.00%, 05/15/27 (c)	1,251,300
1,035,000	5.00%, 05/15/27 (c)	1,278,774
1,350,000	5.00%, 05/15/27 (c)	1,660,446
1,000,000	5.00%, 11/15/31	1,344,200
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,565,000	5.00%, 11/15/27	1,973,997
500,000	5.00%, 11/15/28	641,280
1,000,000	Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/30 (c)	1,292,200
Principal Amount		Value

New York: (continued)
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
$500,000	5.00%, 06/01/27 (c)	$590,580
845,000	5.00%, 06/01/27 (c)	991,481
1,140,000	5.00%, 06/01/27 (c)	1,353,294
130,000	5.00%, 06/01/27 (c)	157,971
285,000	5.00%, 06/01/27 (c)	344,648
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,303,944
200,000	5.00%, 12/15/25 (c)	245,900
1,685,000	5.00%, 12/15/25 (c)	2,048,825
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	157,128
360,000	5.00%, 06/15/25 (c)	435,236
310,000	5.00%, 12/15/25 (c)	381,145
425,000	5.00%, 06/15/26 (c)	525,674
610,000	5.00%, 06/15/26 (c)	748,080
500,000	5.00%, 06/15/26 (c)	608,890
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,396,822
		256,723,571
North Carolina: 1.6%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	523,755
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	112,360
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	651,372
1,000,000	County of Guilford (GO) 5.00%, 03/01/27	1,278,210
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,071,828
1,000,000	4.00%, 04/01/27 (c)	1,198,060
250,000	County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	258,288
	County of New Hanover, New Hanover Regional Medical Center (RB)
1,300,000	5.00%, 10/01/27 (c)	1,586,637
590,000	5.00%, 10/01/27	738,692
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	165,645
500,000	5.00%, 12/01/26 (c)	619,660
130,000	North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) 5.00%, 07/01/26 (c)	160,321
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,362

See Notes to Financial Statements

70

Principal Amount		Value

North Carolina: (continued)
$365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	$461,101
1,000,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,275,120
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
500,000	5.00%, 01/01/27 (c)	588,810
945,000	5.00%, 01/01/27 (c)	1,155,744
380,000	5.00%, 01/01/29 (c)	477,538
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
800,000	4.00%, 01/01/28 (c)	932,344
360,000	4.00%, 01/01/28 (c)	420,520
890,000	4.00%, 01/01/28 (c)	1,043,569
625,000	State of North Carolina, Department of State Treasurer, Series B (GO) 2.13%, 06/01/29 (c)	644,644
2,500,000	State of North Carolina, Grant Anticipation (RB) 5.00%, 03/01/29 (c)	3,274,000
	State of North Carolina, Series A (GO)
1,000,000	3.00%, 06/01/28 (c)	1,118,040
380,000	3.00%, 06/01/28 (c)	421,336
1,440,000	5.00%, 05/01/28	1,870,517
1,140,000	5.00%, 06/01/28 (c)	1,482,707
1,000,000	5.00%, 05/01/29 (c)	1,310,490
	State of North Carolina, Series B (RB)
800,000	3.00%, 05/01/27 (c)	887,992
420,000	5.00%, 06/01/26 (c)	522,719
215,000	5.00%, 05/01/27	274,174
880,000	5.00%, 05/01/27 (c)	1,108,862
		27,646,417
North Dakota: 0.1%
410,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	461,730
375,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	408,952
450,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	487,966
400,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) 3.35%, 01/01/27 (c)	436,584
	North Dakota Public Finance Authority, Series A (RB)
365,000	5.00%, 10/01/24 (c)	427,514
300,000	5.00%, 10/01/24 (c)	353,040
		2,575,786
Principal Amount		Value

Ohio: 2.7%
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
$3,000,000	5.00%, 06/01/30 (c)	$3,863,340
2,000,000	5.00%, 06/01/30 (c)	2,585,960
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	622,450
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	303,668
200,000	4.00%, 10/01/27 (c)	238,118
250,000	5.00%, 10/01/27 (c)	321,808
750,000	5.00%, 10/01/27 (c)	958,357
	City of Columbus, Various Purpose, Series A (GO)
960,000	3.00%, 08/15/25 (c)	1,040,736
380,000	4.00%, 08/15/25 (c)	439,352
1,245,000	City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,639,229
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
1,030,000	5.00%, 02/01/28 (c)	1,293,299
115,000	5.00%, 02/01/28 (c)	146,320
1,000,000	5.00%, 06/01/30 (c)	1,319,670
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	443,132
1,805,000	5.00%, 11/15/27 (c)	2,198,851
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	117,202
250,000	5.00%, 02/15/27 (c)	296,743
	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
145,000	5.00%, 11/01/27 (c)	177,790
125,000	5.00%, 11/01/27 (c)	154,105
120,000	5.00%, 11/01/27 (c)	148,673
340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	413,154
1,000,000	County of Hamilton, Sewer System, Series A (RB) 5.00%, 12/01/29 (c)	1,324,820
355,000	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB) 5.00%, 11/15/27	425,972
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	172,874
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	572,450
350,000	4.00%, 06/01/26 (c)	402,500
20,000	Kent State University (RB) 5.00%, 05/01/26 (c)	24,097
1,000,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,121,880

See Notes to Financial Statements

71

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: (continued)
$295,000	Ohio Housing Finance Agency, Series A (RB) 2.50%, 03/01/29 (c)	$307,012
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	621,105
500,000	5.00%, 02/15/28 (c)	624,380
500,000	5.00%, 02/15/28 (c)	627,515
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,330,998
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	154,929
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	171,881
1,000,000	5.00%, 12/01/26 (c)	1,247,600
200,000	5.00%, 12/01/26 (c)	250,734
960,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/27 (c)	1,203,120
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	24,609
40,000	5.00%, 12/01/25 (c)	49,262
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	881,608
480,000	5.00%, 03/15/24 (c)	549,528
165,000	5.00%, 01/01/27	207,535
130,000	5.00%, 01/01/28 (c)	161,142
135,000	5.00%, 01/01/28 (c)	170,352
425,000	5.00%, 01/01/28 (c)	540,791
140,000	5.00%, 01/01/28 (c)	175,577
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
805,000	5.00%, 04/01/28 (c)	1,010,235
640,000	5.00%, 04/01/28 (c)	807,264
615,000	5.00%, 04/01/28 (c)	779,955
	State of Ohio, Common Schools, Series A (GO)
660,000	5.00%, 03/15/23 (c)	730,607
500,000	5.00%, 03/15/24 (c)	576,045
25,000	5.00%, 03/15/24 (c)	28,603
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	508,156
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	173,026
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	680,229
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,245,520
Principal Amount		Value

Ohio: (continued)
$1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	$1,309,960
	State of Ohio, Infrastructure Project, Series 1 (RB)
350,000	5.00%, 06/15/26 (c)	434,437
200,000	5.00%, 12/15/30	271,474
750,000	5.00%, 12/15/31	1,035,022
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	277,880
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	127,035
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	619,450
2,225,000	The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	2,979,631
100,000	Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	112,356
		45,773,113
Oklahoma: 0.3%
	Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
330,000	3.00%, 09/01/26 (c)	358,812
1,405,000	5.00%, 09/01/26 (c)	1,732,140
	Grand River Dam Authority, Series A (RB)
130,000	5.00%, 12/01/26 (c)	159,049
100,000	5.00%, 12/01/26 (c)	122,874
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	175,953
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	689,498
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	126,123
	Oklahoma Turnpike Authority, Series E (RB)
300,000	5.00%, 01/01/27 (c)	371,604
155,000	5.00%, 01/01/27 (c)	194,696
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	634,977
	Tulsa Public Facilities Authority (RB)
1,075,000	4.00%, 10/01/26 (c)	1,255,600
250,000	4.00%, 10/01/26	294,635
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	34,529
		6,150,490

See Notes to Financial Statements

72

Principal Amount		Value

Oregon: 1.0%
	Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM)
$700,000	5.00%, 08/15/30 (c)	$897,638
720,000	5.00%, 08/15/30 (c)	926,201
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	471,500
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,623,842
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	728,992
1,000,000	5.00%, 06/15/27 (c)	1,253,830
375,000	Medford School District No. 549C (GO) (SBG) 5.00%, 06/15/25 (c)	447,675
1,045,000	Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,417,992
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
1,010,000	0.00%, 06/15/27 (c) ^	714,777
1,215,000	0.00%, 06/15/27 (c) ^	902,611
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	582,055
350,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	418,831
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	227,746
430,000	5.00%, 10/01/26 (c)	504,549
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	152,291
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	142,456
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	561,075
545,000	5.00%, 06/15/28 (c)	698,080
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	155,270
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	869,669
1,000,000	State of Oregon, Department of Transportation, Series A (RB) 5.00%, 11/15/30 (c)	1,318,980
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	527,170
Principal Amount		Value

Oregon: (continued)
$355,000	State of Oregon, Housing and Community Services Department, Series C (RB) (AGM) 3.55%, 07/01/27 (c)	$387,142
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	181,402
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,398
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
570,000	3.25%, 04/01/28 (c)	617,287
405,000	5.00%, 10/01/26	505,071
		17,246,530
Pennsylvania: 4.1%
	Allegheny County Hospital Development Authority, Series A (RB)
100,000	5.00%, 04/01/27	123,494
120,000	5.00%, 04/01/28 (c)	144,862
1,000,000	5.00%, 04/01/28 (c)	1,238,910
290,000	5.00%, 07/15/28	372,148
810,000	5.00%, 07/15/29 (c)	1,017,895
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	114,026
290,000	5.00%, 12/01/25 (c)	351,294
250,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	277,293
	City of Philadelphia (GO) (AGM)
380,000	5.00%, 08/01/27 (c)	472,386
320,000	5.00%, 08/01/27	409,002
880,000	City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,063,427
	City of Philadelphia, Series A (RB)
1,000,000	4.00%, 07/01/30 (c)	1,140,570
750,000	5.00%, 08/01/27 (c)	925,747
100,000	5.00%, 08/01/27 (c)	122,078
750,000	5.00%, 08/01/27 (c)	922,522
	City of Philadelphia, Series B (GO)
415,000	5.00%, 02/01/28	527,062
1,500,000	5.00%, 08/01/29 (c)	1,860,240
100,000	5.00%, 08/01/29 (c)	125,998
300,000	5.00%, 08/01/29 (c)	387,372
	Commonwealth Financing Authority, Series A (RB)
800,000	5.00%, 06/01/28	1,019,520
1,000,000	5.00%, 06/01/29	1,298,230
250,000	5.00%, 06/01/30 (c)	328,070
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	515,604
265,000	5.00%, 06/01/28 (c)	333,161
775,000	5.00%, 06/01/28 (c)	979,445

See Notes to Financial Statements

73

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: (continued)
	Commonwealth of Pennsylvania, First Series (GO)
$510,000	3.00%, 01/01/27 (c)	$555,941
900,000	3.00%, 05/01/30 (c)	978,750
600,000	4.00%, 01/01/27 (c)	702,354
500,000	5.00%, 02/01/26 (c)	609,985
255,000	5.00%, 07/15/27	324,222
1,300,000	5.00%, 07/15/28	1,684,904
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	430,696
1,055,000	3.00%, 09/15/26 (c)	1,121,560
170,000	4.00%, 09/15/26 (c)	194,533
610,000	4.00%, 09/15/26 (c)	707,149
430,000	5.00%, 01/15/27 (c)	536,812
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	867,061
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	880,837
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
605,000	4.00%, 06/01/26 (c)	668,368
20,000	4.00%, 06/01/26 (c)	22,191
475,000	5.00%, 06/01/26 (c)	550,302
350,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	434,238
630,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	753,808
	Pennsylvania Economic Development Financing Authority, UPMC (RB)
100,000	4.00%, 09/15/26 (c)	110,857
215,000	4.00%, 09/15/26 (c)	239,043
385,000	5.00%, 09/15/26 (c)	463,459
	Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,069,450
205,000	4.00%, 11/15/27 (c)	231,156
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	145,299
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	860,048
785,000	5.00%, 06/15/26 (c)	933,726
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	163,094
725,000	4.00%, 08/15/26 (c)	844,436
1,000,000	5.00%, 08/15/27 (c)	1,262,740
Principal Amount		Value

Pennsylvania: (continued)
$270,000	5.00%, 08/15/27 (c)	$329,854
275,000	5.00%, 08/15/27 (c)	340,750
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	451,116
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	734,559
590,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	629,194
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,870,614
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	322,827
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	24,368
	Pennsylvania Turnpike Commission (RB)
720,000	3.00%, 06/01/26 (c)	749,714
550,000	5.00%, 12/01/25 (c)	650,545
430,000	5.00%, 12/01/25 (c)	511,365
1,000,000	5.00%, 12/01/27	1,248,650
300,000	5.00%, 12/01/27 (c)	364,893
250,000	5.00%, 12/01/27 (c)	305,893
450,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	549,598
	Pennsylvania Turnpike Commission, Second Series (RB)
965,000	3.00%, 06/01/26 (c)	1,000,387
690,000	4.00%, 06/01/26 (c)	757,461
	Pennsylvania Turnpike Commission, Series A (RB)
750,000	5.00%, 12/01/26 (c)	912,712
15,000	5.00%, 12/01/26 (c)	17,963
110,000	5.00%, 12/01/26 (c)	137,280
310,000	5.00%, 12/01/26 (c)	380,302
500,000	5.00%, 12/01/29 (c)	640,255
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	937,446
175,000	5.00%, 12/01/27 (c)	218,398
100,000	5.00%, 12/01/27 (c)	125,853
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	624,005
760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	920,770

See Notes to Financial Statements

74

Principal Amount		Value

Pennsylvania: (continued)
$205,000	Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	$247,933
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	125,436
10,000	Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	11,532
	Philadelphia Gas Works Co., Fourteenth Series (RB)
680,000	5.00%, 10/01/26 (c)	811,492
970,000	5.00%, 10/01/26 (c)	1,163,020
735,000	5.00%, 10/01/26 (c)	885,418
	Pittsburgh Water and Sewer Authority,Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	1,970,723
2,000,000	5.00%, 09/01/32	2,735,740
2,000,000	5.00%, 09/01/33	2,772,360
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	202,897
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	505,801
450,000	5.00%, 09/01/28 (c)	561,780
250,000	5.00%, 09/01/28 (c)	313,583
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	581,830
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	276,047
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,044,952
	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	311,069
2,750,000	5.00%, 12/01/26 (c)	3,304,262
880,000	5.00%, 12/01/26 (c)	1,074,515
765,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	925,359
		69,999,896
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
380,000	5.00%, 06/15/26 (c)	459,523
230,000	5.00%, 06/15/26 (c)	281,780
	Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
880,000	4.00%, 05/15/26 (c)	1,021,486
110,000	5.00%, 05/15/26 (c)	134,904
Principal Amount		Value

Rhode Island: (continued)
$385,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/25 (c)	$454,608
1,000,000	Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	1,003,880
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	375,595
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	313,155
180,000	State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/24 (c)	209,556
		4,254,487
South Carolina: 0.6%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	640,791
1,000,000	4.00%, 04/01/29 (c)	1,202,620
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	214,319
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	105,912
135,000	3.13%, 06/01/26 (c)	143,266
175,000	3.25%, 06/01/26 (c)	186,029
250,000	5.00%, 06/01/26 (c)	298,188
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	519,936
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	358,524
1,000,000	4.00%, 03/01/27 (c)	1,197,720
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	123,585
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	264,973
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	148,056
200,000	5.00%, 06/01/26 (c)	241,706
205,000	5.00%, 06/01/26 (c)	246,912
185,000	5.00%, 06/01/26 (c)	221,948
1,025,000	5.00%, 06/01/26 (c)	1,224,711
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,199,420
	South Carolina Transportation Infrastructure Bank, Series A (RB)
655,000	2.25%, 10/01/25 (c)	663,063

See Notes to Financial Statements

75

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

South Carolina: (continued)
$100,000	5.00%, 10/01/28 (c)	$126,139
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	538,235
325,000	3.00%, 03/01/27 (c)	351,972
		10,218,025
South Dakota: 0.1%
	South Dakota Health and Educational Facilities Authority (RB)
1,075,000	4.00%, 09/01/27 (c)	1,210,600
255,000	5.00%, 09/01/27 (c)	311,625
100,000	5.00%, 09/01/27 (c)	121,621
		1,643,846
Tennessee: 1.3%
250,000	Chattanooga Health, Educational and Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	312,068
	Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
810,000	5.00%, 07/01/23 (c)	876,226
915,000	5.00%, 07/01/23 (c)	991,640
550,000	5.00%, 07/01/23 (c)	597,377
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	818,608
490,000	5.00%, 04/01/27 (c)	575,588
	Memphis-Shelby County Industrial Development Board, Series B (RB)
150,000	5.00%, 11/01/26 (c)	182,276
720,000	5.00%, 11/01/26 (c)	892,375
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	982,417
580,000	4.00%, 07/01/26 (c)	669,714
545,000	4.00%, 07/01/26 (c)	631,987
590,000	4.00%, 07/01/27 (c)	710,915
335,000	4.00%, 07/01/27	407,504
275,000	4.00%, 07/01/27 (c)	320,763
25,000	5.00%, 07/01/26 (c)	30,278
235,000	5.00%, 07/01/26 (c)	285,809
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	151,849
600,000	5.00%, 07/01/26 (c)	712,644
	Shelby County, Public Improvement, Series B (GO)
1,000,000	4.00%, 04/01/30 (c)	1,228,310
3,000,000	4.00%, 04/01/30 (c)	3,703,260
1,000,000	4.00%, 04/01/30 (c)	1,224,150
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	121,625
200,000	5.00%, 05/01/27 (c)	244,240
Principal Amount		Value

Tennessee: (continued)
	State of Tennessee, Series A (GO)
$435,000	5.00%, 08/01/25 (c)	$521,208
500,000	5.00%, 08/01/26 (c)	614,130
800,000	5.00%, 08/01/26 (c)	998,920
485,000	Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	533,752
190,000	Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	205,785
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
285,000	5.00%, 11/01/27 (c)	357,601
395,000	5.00%, 11/01/27 (c)	492,687
365,000	5.00%, 11/01/27	471,960
750,000	5.00%, 11/01/27 (c)	955,492
		21,823,158
Texas: 9.4%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	312,743
	Aldine Independent School District, Series A (GO)
910,000	4.00%, 02/15/27 (c)	1,063,016
675,000	4.00%, 02/15/27 (c)	785,140
140,000	5.00%, 02/15/25 (c)	166,764
700,000	5.00%, 02/15/27 (c)	875,070
880,000	5.00%, 02/15/27 (c)	1,107,550
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	211,174
400,000	5.00%, 02/15/26 (c)	482,452
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	614,060
	Arlington Independent School District (GO)
500,000	4.00%, 02/15/29 (c)	602,315
1,000,000	4.00%, 02/15/29 (c)	1,208,050
	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
145,000	5.00%, 01/01/27 (c)	147,485
375,000	5.00%, 01/01/27 (c)	384,360
	Austin Independent School District (GO)
500,000	4.00%, 08/01/26 (c)	575,865
100,000	4.00%, 08/01/26 (c)	115,593
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	627,125
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	124,463
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	345,020
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	414,106
250,000	4.00%, 02/15/26 (c)	283,450
115,000	4.00%, 02/15/26 (c)	132,543

See Notes to Financial Statements

76

Principal Amount		Value

Texas: (continued)
$1,315,000	5.00%, 02/15/26 (c)	$1,598,159
305,000	5.00%, 02/15/28	392,084
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	315,190
575,000	Board of Regents of the University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	681,036
	Board of Regents of the University of Texas System, Series B (RB)
125,000	5.00%, 07/01/26 (c)	154,236
500,000	5.00%, 08/15/29	668,880
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	244,146
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	667,238
	Board of Regents of the University of Texas System, Series J (RB)
215,000	5.00%, 08/15/25	262,457
25,000	5.00%, 08/15/26 (c)	31,178
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	361,928
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	292,410
625,000	5.00%, 01/01/26 (c)	734,731
60,000	5.00%, 01/01/26 (c)	71,458
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	114,513
400,000	5.00%, 07/01/25 (c)	464,240
	City of Arlington, Senior Lien Special Tax (AGM) (ST)
305,000	5.00%, 02/15/25 (c)	359,046
150,000	5.00%, 02/15/25 (c)	177,135
100,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	118,161
15,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	18,323
	City of Austin, Water and Wastewater System (RB)
360,000	5.00%, 11/15/26 (c)	446,458
995,000	5.00%, 11/15/26 (c)	1,229,352
2,180,000	5.00%, 11/15/26 (c)	2,728,270
235,000	5.00%, 11/15/27 (c)	301,326
	City of Dallas (GO)
420,000	5.00%, 02/15/25 (c)	489,401
420,000	5.00%, 02/15/25 (c)	492,677
500,000	5.00%, 02/15/27 (c)	625,805
	City of Dallas, Series A (GO)
600,000	3.00%, 02/15/29 (c)	652,134
2,600,000	5.00%, 02/15/30	3,458,910
	City of Dallas, Series B (GO)
415,000	3.00%, 02/15/29 (c)	451,059
500,000	4.00%, 02/15/29 (c)	588,190
Principal Amount		Value

Texas: (continued)
	City of Dallas, Waterworks and Sewer System, Series A (RB)
$600,000	5.00%, 10/01/26 (c)	$734,856
565,000	5.00%, 10/01/26 (c)	694,939
900,000	5.00%, 10/01/26 (c)	1,112,364
	City of Dallas, Waterworks and Sewer System, Series C (RB)
1,000,000	5.00%, 10/01/30 (c)	1,325,790
1,000,000	5.00%, 10/01/30 (c)	1,341,580
	City of Denton, Utility System (RB)
1,000,000	5.00%, 12/01/26 (c)	1,236,230
965,000	5.00%, 12/01/26 (c)	1,201,994
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	127,353
100,000	4.00%, 08/15/26 (c)	116,261
125,000	5.00%, 08/15/25 (c)	151,863
455,000	City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	524,893
235,000	City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	292,284
	City of Houston, Airport System, Series D (RB)
1,000,000	5.00%, 07/01/28 (c)	1,207,840
125,000	5.00%, 07/01/28 (c)	154,248
4,500,000	City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	6,051,510
	City of Houston, Combined Utility System, First Lien, Series B (RB)
105,000	5.00%, 11/15/26 (c)	130,566
180,000	5.00%, 11/15/26 (c)	220,268
555,000	5.00%, 11/15/26	699,816
220,000	5.00%, 11/15/26 (c)	274,740
285,000	5.00%, 11/15/27	368,174
1,500,000	City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,824,075
	City of Houston, Combined Utility System, First Lien, Series D (RB)
750,000	5.00%, 11/15/28 (c)	957,810
1,000,000	5.00%, 11/15/28 (c)	1,288,430
	City of Houston, Public Improvement, Series A (GO)
2,000,000	4.00%, 03/01/27 (c)	2,272,640
520,000	5.00%, 03/01/27 (c)	638,872
500,000	5.00%, 03/01/27 (c)	617,875
1,000,000	5.00%, 03/01/27 (c)	1,248,000
1,000,000	5.00%, 03/01/29 (c)	1,288,100
	City of Houston, Series A (GO)
535,000	5.00%, 03/01/26 (c)	636,420
180,000	5.00%, 03/01/26 (c)	216,135
515,000	5.00%, 03/01/26 (c)	621,044
105,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	125,024
205,000	City of San Antonio (GO) 5.00%, 08/01/28 (c)	263,306

See Notes to Financial Statements

77

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(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
	City of San Antonio, Electric and Gas Systems (RB)
$500,000	4.00%, 08/01/26 (c)	$576,465
1,000,000	4.00%, 02/01/30	1,255,970
100,000	5.00%, 02/01/26 (c)	120,695
110,000	5.00%, 08/01/26 (c)	135,178
935,000	5.00%, 08/01/26 (c)	1,166,067
125,000	5.00%, 08/01/26 (c)	154,403
1,000,000	5.00%, 08/01/27 (c)	1,259,540
100,000	5.00%, 08/01/27 (c)	125,530
	City of San Antonio, General Improvement (GO)
350,000	5.00%, 02/01/24 (c)	403,315
325,000	5.00%, 08/01/29 (c)	427,453
1,395,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	1,711,665
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	554,700
925,000	4.00%, 08/15/27 (c)	1,095,477
190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	244,513
	Conroe Independent School District (GO)
665,000	5.00%, 02/15/27 (c)	831,829
100,000	5.00%, 02/15/28 (c)	126,565
320,000	Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	386,538
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	172,715
520,000	4.00%, 06/15/25 (c)	599,768
880,000	5.00%, 06/15/26 (c)	1,078,114
260,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	326,599
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	707,484
750,000	County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	922,117
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	581,790
20,000	5.00%, 03/01/26 (c)	24,533
	County of Harris, Toll Road, Senior Lien, Series A (RB)
670,000	5.00%, 08/15/26 (c)	818,928
160,000	5.00%, 08/15/26 (c)	196,573
120,000	5.00%, 08/15/26 (c)	144,949
675,000	5.00%, 08/15/26 (c)	822,069
195,000	5.00%, 08/15/26 (c)	242,057
115,000	5.00%, 08/15/26	143,195
695,000	5.00%, 08/15/26 (c)	856,949
190,000	5.00%, 08/15/26 (c)	234,637
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	190,616
335,000	5.00%, 08/15/25 (c)	398,409
190,000	5.00%, 08/15/25 (c)	229,328
600,000	5.00%, 08/15/25 (c)	721,362
Principal Amount		Value

Texas: (continued)
	County of Harris, Unlimited Tax Road, Series A (GO)
$645,000	5.00%, 10/01/25 (c)	$782,817
395,000	5.00%, 10/01/25 (c)	479,613
365,000	5.00%, 10/01/25 (c)	445,169
250,000	County of Montgomery (GO) 5.00%, 03/01/26 (c)	307,258
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	395,474
125,000	5.00%, 02/15/26 (c)	152,714
1,805,000	Cypress-Fairbanks Independent School District, Series A (GO) 5.00%, 02/15/29 (c)	2,359,893
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,088,656
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	219,116
165,000	5.00%, 12/01/25 (c)	201,440
560,000	5.00%, 12/01/25 (c)	678,362
545,000	5.00%, 12/01/25 (c)	669,042
130,000	5.00%, 12/01/25 (c)	158,929
	Dallas County Hospital District (GO)
285,000	5.00%, 08/15/27	362,668
575,000	5.00%, 08/15/28	746,011
540,000	Dallas County Utility and Reclamation District (GO) 5.00%, 02/15/28	688,943
100,000	Dallas Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	113,516
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	391,367
10,000	5.00%, 02/15/26 (c)	12,287
250,000	El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	260,693
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	135,318
	Fort Bend Independent School District (GO)
635,000	4.00%, 08/15/27 (c)	756,139
100,000	5.00%, 08/15/27 (c)	127,707
255,000	5.00%, 08/15/27 (c)	323,309
110,000	Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	136,192
500,000	Fort Worth Independent School District (GO) 5.00%, 02/15/26 (c)	613,185
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	585,330
880,000	4.00%, 02/15/27 (c)	1,034,739
2,000,000	5.00%, 02/15/29 (c)	2,550,340
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	186,259
120,000	5.00%, 02/15/25 (c)	141,708

See Notes to Financial Statements

78

Principal Amount		Value

Texas: (continued)
$300,000	Garland Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	$356,790
200,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	256,428
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	300,698
480,000	Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	582,821
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	379,812
570,000	3.13%, 02/15/26 (c)	592,304
100,000	4.00%, 02/15/26 (c)	109,358
100,000	4.00%, 02/15/26 (c)	109,152
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	399,395
730,000	3.00%, 05/15/26 (c)	753,112
210,000	4.00%, 05/15/26 (c)	235,681
330,000	5.00%, 05/15/26 (c)	396,132
245,000	5.00%, 11/15/27	303,790
640,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B-3 (RB) 5.00%, 09/01/26 (c) (p)	793,459
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
950,000	4.00%, 11/15/27 (c)	1,094,552
300,000	5.00%, 11/15/27 (c)	378,603
850,000	5.00%, 11/15/27 (c)	1,067,540
330,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	431,680
	Harris County, Flood Control District, Series A (GO)
275,000	5.00%, 10/01/25 (c)	334,505
630,000	5.00%, 10/01/25 (c)	768,373
210,000	5.00%, 10/01/27 (c)	260,522
250,000	5.00%, 10/01/27 (c)	317,133
400,000	Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	486,552
260,000	Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	323,476
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	928,968
500,000	4.00%, 02/15/27 (c)	582,430
	Houston Independent School District, Limited Tax School House (GO)
540,000	5.00%, 02/15/27 (c)	663,536
750,000	5.00%, 02/15/27 (c)	935,032
900,000	5.00%, 02/15/27	1,142,559
Principal Amount		Value

Texas: (continued)
	Houston Independent School District, Limited Tax School House, Series A (GO)
$215,000	4.00%, 02/15/26 (c)	$247,919
350,000	4.00%, 02/15/26 (c)	404,953
270,000	5.00%, 02/15/26 (c)	331,752
400,000	5.00%, 02/15/26 (c)	490,548
135,000	5.00%, 02/15/26 (c)	164,931
605,000	Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	773,765
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	239,480
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	149,609
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	119,305
400,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	465,196
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	665,577
145,000	5.00%, 08/15/25 (c)	176,007
195,000	5.00%, 08/15/25	237,939
400,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	481,996
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	384,189
275,000	5.00%, 05/15/26 (c)	336,925
105,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/25 (c)	125,584
90,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	114,092
100,000	Montgomery Independent School District (GO) 5.00%, 02/15/25 (c)	118,883
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	286,605
250,000	5.00%, 08/15/27 (c)	309,773
	North Harris County Regional Water Authority (RB)
250,000	5.00%, 12/15/26 (c)	310,690
205,000	5.00%, 12/15/26 (c)	255,873
245,000	5.00%, 12/15/26 (c)	306,297
500,000	North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/26 (c)	614,595

See Notes to Financial Statements

79

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$715,000	5.00%, 09/01/26 (c)	$872,514
400,000	5.00%, 09/01/26 (c)	494,748
45,000	5.00%, 09/01/26 (c)	55,486
	North Texas Tollway Authority, First Tier, Series A (RB)
410,000	5.00%, 01/01/24 (c)	464,620
500,000	5.00%, 01/01/26 (c)	590,300
295,000	5.00%, 01/01/26 (c)	354,015
425,000	5.00%, 01/01/26 (c)	508,028
575,000	5.00%, 01/01/26 (c)	684,808
640,000	5.00%, 01/01/26 (c)	772,032
460,000	5.00%, 01/01/26 (c)	552,023
635,000	5.00%, 01/01/26 (c)	759,054
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	110,484
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	513,112
185,000	5.00%, 01/01/26 (c)	224,361
875,000	5.00%, 01/01/26 (c)	1,047,121
880,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,108,694
105,000	Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	125,270
545,000	Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	650,888
	Plano Independent School District, Series A (GO)
600,000	5.00%, 02/15/26 (c)	739,686
100,000	5.00%, 02/15/26 (c)	123,693
500,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	597,415
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	492,996
650,000	5.00%, 05/15/26 (c)	802,711
500,000	5.00%, 05/15/28 (c)	641,505
500,000	5.00%, 05/15/30 (c)	673,570
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	266,488
780,000	5.00%, 08/15/27 (c)	984,844
800,000	5.00%, 08/15/27 (c)	1,005,456
45,000	Spring Independent School District (GO) 5.00%, 08/15/25 (c)	54,196
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,905
130,000	State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/27 (c)	165,285
	State of Texas, Transportation Commission, Highway Improvement (GO)
70,000	5.00%, 04/01/26 (c)	85,593
125,000	5.00%, 04/01/26 (c)	153,290
Principal Amount		Value

Texas: (continued)
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
$400,000	5.00%, 04/01/26 (c)	$490,528
500,000	5.00%, 04/01/26 (c)	615,255
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
150,000	5.00%, 10/01/25 (c)	183,518
150,000	5.00%, 10/01/27 (c)	189,020
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	302,431
465,000	5.00%, 10/01/27 (c)	587,286
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO) 5.00%, 08/01/21 (c)	108,731
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	96,722
855,000	5.00%, 05/15/26 (c)	1,039,860
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	177,293
	Tarrant Regional Water Control and Improvement District (RB)
260,000	5.00%, 03/01/25 (c)	310,682
440,000	5.00%, 03/01/25 (c)	527,652
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,742
110,000	4.00%, 05/15/26 (c)	130,668
295,000	5.00%, 05/15/26	367,213
100,000	Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	126,340
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
1,150,000	4.00%, 12/31/30 (c)	1,291,645
1,000,000	4.00%, 12/31/30 (c)	1,131,560
545,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	683,970
	Texas State University System, Board of Regents, Series A (RB) (FHA)
650,000	4.00%, 03/15/29 (c)	770,165
160,000	5.00%, 03/15/25 (c)	190,757
100,000	5.00%, 03/15/27 (c)	124,634
	Texas Water Development Board (RB)
2,000,000	4.00%, 10/15/30 (c)	2,523,800
125,000	5.00%, 04/15/26	155,250
370,000	5.00%, 10/15/26 (c)	469,497
600,000	5.00%, 10/15/26 (c)	756,114
1,000,000	5.00%, 08/01/27 (c)	1,269,790
	Texas Water Development Board, Series A (RB)
45,000	4.00%, 10/15/25 (c)	51,991
400,000	4.00%, 10/15/27 (c)	474,008
180,000	4.00%, 04/15/28 (c)	212,940
600,000	4.00%, 04/15/28 (c)	713,934

See Notes to Financial Statements

80

Principal Amount		Value

Texas: (continued)
$125,000	5.00%, 10/15/25 (c)	$151,424
1,040,000	5.00%, 10/15/25 (c)	1,274,645
165,000	5.00%, 10/15/25 (c)	201,683
250,000	5.00%, 10/15/27 (c)	319,890
200,000	5.00%, 10/15/27 (c)	254,356
	Texas Water Development Board, Series B (RB)
120,000	4.00%, 10/15/28 (c)	142,800
1,000,000	4.00%, 10/15/28 (c)	1,199,170
1,000,000	5.00%, 10/15/28 (c)	1,298,820
	Trinity River Authority, Regional Wastewater System (RB)
285,000	5.00%, 08/01/27 (c)	354,913
670,000	5.00%, 08/01/27 (c)	844,260
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	171,227
75,000	5.00%, 04/15/27 (c)	93,126
165,000	5.00%, 04/15/27 (c)	206,295
	Via Metropolitan Transit Authority, Sales Tax (RB)
645,000	5.00%, 01/15/27 (c)	797,207
135,000	5.00%, 01/15/27 (c)	167,972
		160,478,915
Utah: 0.5%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	464,184
	State of Utah (GO)
1,140,000	5.00%, 01/01/27 (c)	1,445,155
250,000	5.00%, 01/01/29 (c)	323,940
1,275,000	State of Utah, Series B (GO) 5.00%, 01/01/29 (c)	1,693,391
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	456,936
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,254,250
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	94,108
865,000	3.00%, 06/15/26 (c)	932,868
850,000	4.00%, 06/15/26 (c)	961,460
255,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	309,777
		7,936,069
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,284,822
Virginia: 2.2%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	818,610
1,520,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	1,865,298
	County of Arlington (GO)
1,990,000	4.00%, 06/15/29 (c)	2,416,556
1,130,000	5.00%, 08/15/27 (c)	1,444,863
Principal Amount		Value

Virginia: (continued)
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
$750,000	5.00%, 04/01/28 (c)	$970,200
1,755,000	5.00%, 04/01/29 (c)	2,312,388
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	188,055
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	666,649
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	328,357
1,500,000	Loudoun County Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	1,638,810
	Virginia Beach Development Authority, Series A (RB) (AGM)
1,000,000	3.00%, 04/15/30 (c)	1,098,170
1,000,000	3.00%, 04/15/30 (c)	1,104,180
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
110,000	5.00%, 02/01/26 (c)	135,986
130,000	5.00%, 02/01/26	160,863
2,500,000	5.00%, 02/01/28	3,247,750
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/28	324,775
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	119,077
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	178,916
125,000	5.00%, 02/01/27	158,354
450,000	5.00%, 02/01/28 (c)	572,521
880,000	5.00%, 02/01/28 (c)	1,125,194
120,000	5.00%, 02/01/28 (c)	154,508
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	838,875
1,040,000	5.00%, 09/01/26 (c)	1,299,771
1,000,000	5.00%, 09/01/26 (c)	1,247,840
	Virginia Commonwealth Transportation Board (RB)
100,000	5.00%, 05/15/26 (c)	123,371
510,000	5.00%, 09/15/26 (c)	635,659

See Notes to Financial Statements

81

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Virginia: (continued)
$20,000	5.00%, 09/15/26 (c)	$24,837
400,000	5.00%, 05/15/27 (c)	508,324
	Virginia Commonwealth Transportation Board, Series A (RB)
180,000	4.00%, 11/15/27 (c)	209,592
250,000	5.00%, 05/15/27	319,128
120,000	5.00%, 11/15/27 (c)	152,188
800,000	5.00%, 11/15/27 (c)	1,008,648
	Virginia Public Building Authority, Series A (RB)
695,000	3.00%, 08/01/26 (c)	757,341
400,000	3.00%, 08/01/28 (c)	445,500
1,050,000	3.13%, 08/01/28 (c)	1,175,716
250,000	4.00%, 08/01/27 (c)	296,593
325,000	5.00%, 08/01/26	408,262
485,000	5.00%, 08/01/26	609,252
870,000	5.00%, 08/01/28	1,143,780
700,000	5.00%, 08/01/28 (c)	903,161
1,000,000	5.00%, 08/01/30 (c)	1,332,990
15,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	18,843
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	942,142
30,000	5.00%, 08/01/26 (c)	37,647
30,000	5.00%, 08/01/26	37,763
575,000	5.00%, 08/01/26 (c)	723,425
365,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	443,811
560,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	647,242
		37,321,781
Washington: 3.4%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	686,496
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
830,000	5.00%, 11/01/25 (c)	997,826
815,000	5.00%, 11/01/25 (c)	985,123
590,000	5.00%, 11/01/25 (c)	714,443
110,000	5.00%, 11/01/25 (c)	133,322
110,000	5.00%, 11/01/26 (c)	137,453
	City of Seattle, Drainage and Wastewater System (RB)
640,000	4.00%, 04/01/26 (c)	734,682
500,000	4.00%, 07/01/27 (c)	583,090
915,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	1,071,776
135,000	City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 04/01/26 (c)	166,604
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	134,823
Principal Amount		Value

Washington: (continued)
$20,000	5.00%, 08/01/26	$25,111
500,000	5.00%, 02/01/27 (c)	621,040
750,000	County of King (GO) 5.00%, 01/01/29 (c)	957,135
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
235,000	5.00%, 07/01/25 (c)	282,141
185,000	5.00%, 07/01/26 (c)	229,894
400,000	5.00%, 07/01/27 (c)	496,540
125,000	5.00%, 07/01/28 (c)	160,055
1,000,000	5.00%, 07/01/29 (c)	1,289,480
1,000,000	5.00%, 07/01/30 (c)	1,315,380
715,000	Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/25 (c)	852,259
	Energy Northwest, Project 1 Electric, Series A (RB)
340,000	5.00%, 07/01/25 (c)	410,118
655,000	5.00%, 07/01/27 (c)	835,007
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	127,466
130,000	5.00%, 07/01/26 (c)	161,793
270,000	Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	354,551
760,000	FYI Properties (RB) 5.00%, 06/01/27	940,371
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	140,581
520,000	4.00%, 06/01/26 (c)	591,973
880,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,036,174
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	750,768
700,000	5.00%, 12/01/26 (c)	875,203
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	644,250
360,000	5.00%, 12/01/26	455,234
635,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	730,250
835,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,040,443
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	999,281
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	672,463
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	520,564
500,000	5.00%, 12/01/25 (c)	610,145

See Notes to Financial Statements

82

Principal Amount		Value

Washington: (continued)
$445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	$518,078
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	284,598
15,000	4.00%, 06/01/26 (c)	17,452
345,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	405,558
845,000	Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	1,072,187
25,000	Pierce County School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	30,775
	Pierce County School District No. 403 (GO) (SBG)
200,000	5.00%, 06/01/29 (c)	256,032
500,000	5.00%, 06/01/29 (c)	652,130
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	200,233
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	35,130
130,000	5.00%, 02/01/26 (c)	153,955
	Port of Tacoma, Series A (GO)
110,000	5.00%, 12/01/26 (c)	137,162
500,000	5.00%, 12/01/26 (c)	626,495
	Puyallup School District No. 3 (GO) (SBG)
565,000	5.00%, 06/01/27 (c)	703,182
100,000	5.00%, 06/01/27 (c)	125,558
1,735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	2,114,288
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	152,310
825,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,028,404
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	168,716
835,000	5.00%, 08/01/26 (c)	1,046,222
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	874,044
520,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	615,124
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	644,697
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	141,817
755,000	5.00%, 08/01/26 (c)	932,969
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	183,969
Principal Amount		Value

Washington: (continued)
	State of Washington, Series C (GO)
$175,000	5.00%, 02/01/25 (c)	$208,990
500,000	5.00%, 02/01/26 (c)	617,535
1,545,000	5.00%, 08/01/27	1,985,248
880,000	5.00%, 08/01/27 (c)	1,107,665
170,000	5.00%, 02/01/28 (c)	218,188
	State of Washington, Series D (GO)
100,000	5.00%, 02/01/27 (c)	123,953
110,000	5.00%, 02/01/27	139,505
880,000	5.00%, 08/01/27 (c)	1,113,420
	State of Washington, Various Purpose, Series A (GO)
580,000	5.00%, 08/01/26 (c)	726,717
245,000	5.00%, 08/01/26 (c)	306,189
495,000	5.00%, 08/01/26 (c)	617,042
200,000	5.00%, 08/01/26 (c)	249,950
500,000	5.00%, 08/01/27 (c)	629,355
500,000	5.00%, 08/01/27 (c)	627,055
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	880,738
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,701
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	30,893
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	24,370
370,000	5.00%, 01/01/26 (c)	452,732
105,000	5.00%, 01/01/26 (c)	129,320
145,000	5.00%, 08/01/26 (c)	182,148
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	427,327
645,000	5.00%, 01/01/25 (c)	766,505
880,000	5.00%, 08/01/27 (c)	1,103,617
420,000	5.00%, 08/01/27 (c)	531,405
1,000,000	5.00%, 08/01/27 (c)	1,270,500
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	744,106
250,000	5.00%, 01/01/25 (c)	294,600
720,000	5.00%, 01/01/25 (c)	858,269
550,000	5.00%, 01/01/25 (c)	651,607
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	270,818
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
225,000	5.00%, 10/01/28 (c)	279,119
250,000	5.00%, 10/01/28 (c)	316,208
130,000	5.00%, 10/01/28	166,709
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	848,441

See Notes to Financial Statements

83

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: (continued)
	Washington State Convention Center Public Facilities District (RB)
$790,000	5.00%, 07/01/28 (c)	$881,356
520,000	5.00%, 07/01/28 (c)	581,750
		57,980,444
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	338,013
500,000	State of West Virginia, Series A (GO) 5.00%, 06/01/29 (c)	643,185
200,000	State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	256,132
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,098,993
240,000	4.00%, 06/01/26 (c)	265,433
240,000	5.00%, 06/01/26 (c)	288,763
		2,890,519
Wisconsin: 1.4%
1,000,000	City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,056,110
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	244,076
100,000	5.00%, 04/01/27	124,965
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	378,360
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
165,000	5.00%, 03/01/26 (c)	192,812
180,000	5.00%, 03/01/26 (c)	211,140
390,000	5.00%, 03/01/26 (c)	459,810
1,290,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,409,622
375,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 3.00%, 06/01/26 (c)	389,681
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	221,410
100,000	5.00%, 06/01/25 (c)	119,531
220,000	5.00%, 06/01/25 (c)	264,403
185,000	5.00%, 06/01/25 (c)	222,710
150,000	5.00%, 06/01/25 (c)	180,425
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	12,210
20,000	5.00%, 05/01/26 (c)	24,505
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	18,021
460,000	5.00%, 05/01/27 (c)	574,660
250,000	5.00%, 05/01/27 (c)	314,645
405,000	5.00%, 05/01/27 (c)	516,569
Principal Amount		Value

Wisconsin: (continued)
	State of Wisconsin, Series 2 (GO)
$510,000	5.00%, 05/01/26 (c)	$634,506
150,000	5.00%, 05/01/26 (c)	185,426
635,000	5.00%, 11/01/26	800,271
315,000	5.00%, 11/01/26	396,985
660,000	5.00%, 05/01/27 (c)	841,817
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	158,694
500,000	5.00%, 05/01/27 (c)	621,440
450,000	5.00%, 05/01/27 (c)	562,167
295,000	5.00%, 05/01/27 (c)	373,871
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	115,049
930,000	5.00%, 05/01/25 (c)	1,102,255
250,000	5.00%, 05/01/25 (c)	297,278
890,000	5.00%, 05/01/25 (c)	1,054,410
160,000	5.00%, 05/01/26	198,766
400,000	5.00%, 05/01/28	523,648
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	249,713
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	553,710
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	561,805
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	652,213
500,000	5.00%, 07/01/26	625,445
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	599,107
115,000	5.00%, 07/01/27 (c)	144,946
	Wisconsin Department of Transportation, Series A (RB)
940,000	5.00%, 07/01/24 (c)	1,088,793
510,000	5.00%, 07/01/24 (c)	593,752
140,000	5.00%, 07/01/24 (c)	163,047
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,134,790
1,500,000	4.00%, 05/15/26 (c)	1,689,150
290,000	5.00%, 05/15/26 (c)	355,711
35,000	5.00%, 05/15/26 (c)	42,673
100,000	5.00%, 05/15/26 (c)	121,202
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	575,240
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	150,611
355,000	Wisconsin Health and Educational Facilities Authority, Home Ownership, Series B (RB) 3.15%, 09/01/25 (c)	363,190

See Notes to Financial Statements

84

Principal Amount		Value

Wisconsin: (continued)
$155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	$179,175
		24,646,521
Total Municipal Bonds: 98.7% (Cost: $1,608,189,077)		1,690,129,066
Other assets less liabilities: 1.3%		22,026,427
NET ASSETS: 100.0%		$1,712,155,493

Definitions:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.6%	$111,822,805
Health Care	7.8	131,384,682
Housing	1.6	27,413,786
Industrial Revenue	0.5	9,463,057
Leasing	6.4	108,558,267
Local	17.9	302,188,684
Power	4.5	76,357,274
Solid Waste/Resource Recovery	0.1	1,131,878
Special Tax	11.2	188,724,258
State	19.5	328,945,268
Tobacco	1.4	23,665,850
Transportation	13.1	221,128,526
Water & Sewer	9.4	159,344,731
	100.0%	$1,690,129,066

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$—	$1,690,129,066	$—	$1,690,129,066

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

85

VANECK VECTORS LONG MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.6%
$260,000	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB) 4.00%, 02/01/26 (c)	$268,289
1,485,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	2,036,366
105,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	133,346
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	231,393
220,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	256,375
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	306,457
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	310,084
		3,542,310
Arizona: 1.1%
1,000,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series A (RB) 5.00%, 07/01/29 (c)	1,177,490
215,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 4.00%, 07/01/27 (c)	234,851
325,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	380,325
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	389,445
270,000	5.00%, 01/01/27 (c)	319,585
		2,501,696
Arkansas: 0.1%
110,000	City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	115,522
California: 16.1%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	354,297
500,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	598,490
Principal Amount		Value

California: (continued)
$230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	$239,023
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	166,906
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	258,760
1,350,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series A (RB) 4.00%, 06/01/30 (c)	1,502,037
320,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	350,781
750,000	California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	875,227
230,000	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford, Series A (RB) 4.00%, 11/15/27 (c)	253,449
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
1,070,000	3.00%, 10/01/26 (c)	1,099,018
680,000	3.00%, 10/01/26 (c)	704,419
250,000	California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/25 (c)	306,827
	California Health Facilities Financing Authority, Sutter Health, Series B (RB)
300,000	4.00%, 11/15/26 (c)	335,193
155,000	4.00%, 11/15/26 (c)	170,578
215,000	California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group, Series A (RB) 4.00%, 11/01/23 (c)	225,144
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	168,406
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	221,176

See Notes to Financial Statements

86

Principal
Amount		Value

California: (continued)
$350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	$394,285
455,000	California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (SAW) 5.00%, 05/01/49	715,055
	California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	276,597
410,000	5.00%, 05/01/26 (c)	496,461
800,000	5.00%, 05/01/27 (c)	981,592
330,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	390,265
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	161,745
385,000	4.00%, 08/15/26 (c)	418,764
20,000	4.00%, 08/15/26 (c)	21,934
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	207,412
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	504,377
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	220,810
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	317,223
390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	466,627
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	177,830
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	306,411
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	147,489
325,000	Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	340,528
105,000	Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	109,270
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	207,396
Principal Amount		Value

California: (continued)
$105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	$127,764
140,000	Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) 4.00%, 09/01/29 (c)	160,097
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	206,808
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	223,434
250,000	4.00%, 08/01/26 (c)	282,400
440,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	544,412
	Los Angeles Department of Water and Power, Series A (RB)
105,000	5.00%, 01/01/26 (c)	125,523
340,000	5.00%, 01/01/26 (c)	406,456
300,000	5.00%, 01/01/26 (c)	355,161
500,000	5.00%, 01/01/27 (c)	602,450
250,000	5.00%, 01/01/28 (c)	309,225
800,000	5.00%, 07/01/30 (c)	1,041,464
275,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	336,069
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	219,520
335,000	5.00%, 07/01/25 (c)	390,610
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	220,300
	Metropolitan Water District of Southern California, Series A (RB)
345,000	5.00%, 07/01/25 (c)	410,008
500,000	5.00%, 01/01/29 (c)	638,955
530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	611,037
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	108,326
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	423,468
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	121,431
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	278,395

See Notes to Financial Statements

87

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(unaudited) (continued)

Principal Amount		Value

California: (continued)
$325,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	$416,403
500,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	527,090
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	311,791
570,000	Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	658,658
750,000	Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	898,740
750,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	911,797
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	274,850
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	195,913
240,000	3.13%, 07/01/27 (c)	253,135
595,000	4.00%, 07/01/27 (c)	676,021
610,000	San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	711,614
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	164,354
1,000,000	Santa Ana Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	1,143,160
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	309,600
500,000	Saugus Union School District School Facilities Improvement District No. 2014-1, Series C (GO) 2.38%, 08/01/30 (c)	489,005
110,000	State of California (GO) 4.00%, 10/01/29 (c)	130,172
	State of California, Various Purpose (GO)
500,000	3.00%, 10/01/29 (c)	521,790
105,000	4.00%, 09/01/26 (c)	117,611
770,000	5.00%, 09/01/26 (c)	921,829
515,000	5.00%, 11/01/27 (c)	626,837
935,000	5.00%, 10/01/28 (c)	1,150,985
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	269,549
Principal Amount		Value

California: (continued)
$235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	$257,804
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	293,907
		35,067,730
Colorado: 2.5%
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	616,055
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	262,478
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	296,662
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	132,043
750,000	City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	918,255
155,000	Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	180,566
320,000	Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	354,634
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	322,160
500,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	482,730
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	603,340
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	242,100
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	269,408
250,000	5.00%, 12/31/24 (c)	269,910
160,000	Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	173,234
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	264,790
		5,388,365

See Notes to Financial Statements

88

Principal Amount		Value

Connecticut: 0.7%
$100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	$105,350
225,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	240,921
10,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	10,466
300,000	Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	329,784
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	288,970
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	280,117
275,000	4.00%, 11/01/28 (c)	309,037
		1,564,645
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	169,157
115,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	127,168
		296,325
District of Columbia: 1.5%
	District of Columbia, Series A (RB)
575,000	2.63%, 03/01/30 (c)	580,537
275,000	3.00%, 03/01/30 (c)	297,396
100,000	4.00%, 04/15/29 (c)	117,616
1,000,000	4.00%, 04/15/29 (c)	1,159,280
750,000	District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	928,365
100,000	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	120,567
		3,203,761
Florida: 4.7%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	383,202
500,000	City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	582,285
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	304,842
250,000	City of Miami Beach, Series A (RB) 4.00%, 09/01/25 (c)	264,103
Principal Amount		Value

Florida: (continued)
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
$180,000	3.00%, 07/01/26 (c)	$189,950
200,000	3.25%, 07/01/26 (c)	211,350
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	265,440
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	376,792
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	969,390
275,000	County of Broward, Half-Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	327,849
1,000,000	County of Broward, Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	1,181,170
	County of Miami-Dade, Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	251,453
465,000	5.00%, 04/01/25 (c)	512,421
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	237,367
	County of Miami-Dade, Water and Sewer System, Series B (RB)
310,000	3.00%, 10/01/29 (c)	326,817
140,000	3.13%, 10/01/27 (c)	151,182
360,000	4.00%, 10/01/27 (c)	414,392
95,000	Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	100,050
250,000	Florida Housing Finance Corp., Series 2 (RB) 4.05%, 01/01/28 (c)	277,422
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	145,083
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	274,472
135,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	152,608
160,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	180,594
265,000	Orange County Health Facilities Authority, Orlando Hospital, Series B (RB) 4.00%, 10/01/26 (c)	287,377

See Notes to Financial Statements

89

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(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
$330,000	Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	$320,628
355,000	Palm Beach County, Public Improvement, Professional Sports Franchise Facility Project, Series D (RB) 5.00%, 12/01/25 (c)	420,789
300,000	School District of Broward County (GO) 5.00%, 07/01/28 (c)	371,232
145,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AGM) 3.00%, 06/01/29 (c)	158,756
500,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	545,700
		10,184,716
Georgia: 2.5%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	286,764
	County of Fulton, Water and Sewerage, Series A (RB)
500,000	2.25%, 01/01/30 (c)	496,205
1,400,000	2.38%, 01/01/30 (c)	1,403,416
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	155,489
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	92,052
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	203,420
270,000	Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	302,141
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	143,810
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	177,776
230,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A-1 (RB) 3.35%, 12/01/25 (c)	240,688
150,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	158,729
115,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 3.35%, 12/01/25 (c)	120,344
Principal Amount		Value

Georgia: (continued)
$335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	$427,088
1,000,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/30 (c)	1,051,470
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	153,249
		5,412,641
Hawaii: 0.8%
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	874,290
200,000	5.00%, 08/01/29 (c)	252,502
500,000	City and County of Honolulu, Wastewater System, Series A (RB) (FHA) 4.00%, 07/01/29 (c)	576,625
		1,703,417
Illinois: 3.9%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	114,896
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	282,137
890,000	Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	967,474
150,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	172,316
	Chicago O’Hare International Airport, Series D (RB)
150,000	5.00%, 01/01/27 (c)	169,919
265,000	5.00%, 01/01/27 (c)	301,263
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	283,197
220,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	251,684
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	578,921
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	1,016,070
350,000	6.00%, 01/01/27 (c)	383,071
	Cook County, Sales Tax (RB)
150,000	4.00%, 11/15/27 (c)	163,839
160,000	4.00%, 11/15/27 (c)	173,864
200,000	Illinois Finance Authority, Advocate Health and Hospital Corp. (RB) 4.13%, 05/01/25 (c)	215,116
655,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	663,056

See Notes to Financial Statements

90

Principal Amount		Value

Illinois: (continued)
$300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	$325,461
170,000	Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	187,077
370,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	431,790
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	178,748
750,000	State of Illinois (GO) 5.75%, 05/01/30 (c)	831,127
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	651,685
250,000	5.00%, 05/01/28 (c)	259,328
		8,602,039
Indiana: 0.1%
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	222,957
Iowa: 0.3%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	363,570
250,000	5.00%, 12/01/26 (c)	305,260
		668,830
Kansas: 0.4%
270,000	Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	284,469
	Sedgwick County Unified School District No. 260, Series B (GO)
150,000	4.00%, 10/01/26 (c)	170,619
300,000	5.00%, 10/01/26 (c)	379,935
		835,023
Kentucky: 1.1%
600,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	660,396
920,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	961,713
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	358,165
235,000	3.25%, 11/15/26 (c)	248,938
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	146,530
		2,375,742
Louisiana: 0.7%
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	252,296
Principal Amount		Value

Louisiana: (continued)
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
$315,000	5.00%, 07/01/26 (c)	$347,215
340,000	5.00%, 07/01/26 (c)	375,707
230,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	250,084
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	274,397
		1,499,699
Maine: 0.5%
620,000	Maine Health and Higher Educational Facilities Authority, MaineHealth, Series A (RB) 5.00%, 07/01/28 (c)	747,832
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	308,895
		1,056,727
Maryland: 1.2%
225,000	City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	254,711
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	288,842
220,000	Maryland Health and Higher Educational Facilities Authority, Charlestown Community Issue, Series A (RB) 5.00%, 07/01/26 (c)	243,709
260,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	283,569
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	284,013
150,000	Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	163,185
100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	106,477
275,000	Prince George’s County, Series A (GO) 5.00%, 07/15/28 (c)	347,330
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	297,494
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	422,432
		2,691,762

See Notes to Financial Statements

91

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(unaudited) (continued)

Principal Amount		Value

Massachusetts: 3.9%
$160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	$164,298
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	385,028
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	487,022
275,000	5.00%, 04/01/27 (c)	333,132
200,000	5.00%, 01/01/28 (c)	243,340
750,000	Commonwealth of Massachusetts, Series B (GO) 2.50%, 03/01/30 (c)	765,127
360,000	Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	382,306
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	125,274
275,000	3.25%, 09/01/25 (c)	294,495
440,000	4.00%, 04/01/25 (c)	487,502
375,000	4.00%, 09/01/25 (c)	420,311
295,000	4.00%, 09/01/25 (c)	331,247
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	255,138
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	258,571
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	119,896
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	195,516
200,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	230,200
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	337,896
250,000	Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	261,925
825,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources Issue, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	810,265
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	261,500
Principal Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	$281,417
850,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) 5.00%, 02/15/26 (c)	1,001,810
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	156,942
		8,590,158
Michigan: 2.2%
700,000	Bloomfield Hills School District (GO) 4.00%, 05/01/30 (c)	819,161
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	457,801
320,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	374,691
225,000	Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	244,175
	Michigan Finance Authority, Henry Ford Health System, Series A (RB)
250,000	4.00%, 11/02/29 (c)	274,385
135,000	5.00%, 11/02/29 (c)	163,014
150,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/27 (c)	164,795
1,005,000	Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	1,061,340
545,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 4.00%, 06/01/28 (c)	587,145
425,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB) 2.95%, 12/01/28 (c)	445,782
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	222,093
		4,814,382
Missouri: 0.6%
315,000	Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 07/01/26 (c) (p)	349,631

See Notes to Financial Statements

92

Principal Amount		Value

Missouri: (continued)
$250,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB) 5.00%, 02/01/24 (c)	$275,078
235,000	Health and Educational Facilities Authority, Mercy Health, Series C (RB) 4.00%, 11/15/27 (c)	264,081
	Health and Educational Facilities Authority, Saint Louis University (RB)
130,000	5.00%, 10/01/25 (c)	150,426
100,000	5.00%, 04/01/29 (c)	118,362
250,000	Missouri Housing Development Commission, First Place Homeowner Loan Program, Series C (RB) 3.05%, 05/01/29 (c)	256,343
		1,413,921
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	235,968
Nebraska: 0.5%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	638,139
480,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	491,203
		1,129,342
Nevada: 1.4%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	443,949
675,000	City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	784,357
120,000	Clark County, Detention Center (GO) 3.00%, 06/01/29 (c)	127,260
485,000	Clark County, Stadium Improvement, Series A (GO) 5.00%, 06/01/28 (c)	581,481
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	305,047
275,000	Las Vegas Convention and Visitors Authority, Series B (RB) 5.00%, 07/01/28 (c)	316,272
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	207,520
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	109,899
100,000	Washoe County School District, Series C (GO) (AGM) 3.13%, 10/01/27 (c)	105,724
		2,981,509
Principal Amount		Value

New Hampshire: 0.2%
$265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	$299,702
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	223,576
		523,278
New Jersey: 2.5%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	143,249
165,000	4.00%, 07/01/26 (c)	174,705
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	350,058
55,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	63,538
500,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 4.00%, 07/01/26 (c)	521,755
380,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 4.25%, 12/15/28 (c)	404,951
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	965,892
485,000	4.75%, 06/15/25 (c)	516,734
190,000	5.00%, 06/15/25 (c)	204,197
365,000	New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	346,838
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	420,447
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	119,282
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	243,683
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	232,071
125,000	Rutgers, State University of New Jersey, Series M (RB) 3.13%, 05/01/21 (c)	125,838
400,000	State of New Jersey, Various Purposes (GO) 5.00%, 12/01/27 (c)	476,408
205,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	236,504
		5,546,150

See Notes to Financial Statements

93

VANECK VECTORS LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New Mexico: 0.2%
$250,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	$278,132
245,000	New Mexico Mortgage Finance Authority, Series C (RB) 3.60%, 07/01/28 (c)	262,530
		540,662
New York: 18.3%
1,000,000	Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,166,740
110,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	110,308
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	238,181
500,000	5.00%, 01/01/26 (c)	527,540
	City of New York, Series B-1 (GO)
110,000	3.00%, 10/01/29 (c)	111,767
200,000	5.00%, 10/01/27 (c)	241,478
	City of New York, Series D-1 (GO)
100,000	5.00%, 12/01/28 (c)	121,000
1,000,000	5.00%, 03/01/30 (c)	1,220,900
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	144,648
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	284,223
	Hudson Yards Infrastructure Corp., Series A (RB)
515,000	4.00%, 02/15/27 (c)	552,513
645,000	5.00%, 02/15/27 (c)	741,389
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	285,041
300,000	Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	357,330
715,000	Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	836,757
1,000,000	Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,094,350
	Metropolitan Transportation Authority, Series C-1 (RB)
400,000	4.00%, 05/15/27 (c)	400,908
500,000	4.00%, 05/15/28 (c)	501,610
225,000	5.00%, 11/15/26 (c)	237,692
370,000	5.25%, 11/15/26 (c)	395,745
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	143,448
Principal
Amount		Value

New York: (continued)
$250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	$250,480
145,000	MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	157,534
275,000	New York City Housing Development Corp., Multi-Family Housing, Series D (RB) 3.65%, 02/01/25 (c)	287,430
500,000	New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	519,290
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
425,000	3.45%, 11/01/25 (c)	450,071
250,000	3.75%, 11/01/25 (c)	261,980
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	436,170
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	213,484
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	197,227
230,000	New York City Transitional Finance Authority Building Aid, Subseries S-4A (RB) (SAW) 4.00%, 07/15/28 (c)	260,852
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
350,000	3.00%, 07/15/29 (c)	360,020
235,000	4.00%, 01/15/26 (c)	257,995
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
155,000	4.00%, 05/01/26 (c)	169,623
225,000	5.00%, 05/01/26 (c)	267,154
260,000	5.00%, 08/01/28 (c)	313,643
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB)
200,000	5.00%, 08/01/27 (c)	243,450
1,000,000	5.00%, 05/01/29 (c)	1,238,780
510,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	618,967
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
400,000	4.00%, 08/01/27 (c)	443,324
115,000	5.00%, 08/01/26 (c)	137,324

See Notes to Financial Statements

94

Principal
Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
$1,120,000	4.00%, 05/01/29 (c)	$1,258,891
250,000	4.00%, 05/01/29 (c)	285,337
1,775,000	4.00%, 11/01/30 (c)	2,049,894
420,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	503,063
175,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB) 3.00%, 02/01/26 (c)	181,568
200,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	252,336
350,000	New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	361,361
660,000	New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	710,431
500,000	New York City Water and Sewer System, Series CC-2 (RB) 4.00%, 12/15/29 (c)	576,460
300,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/29 (c)	374,532
	New York Convention Center Development Corp., Series A (RB)
230,000	0.00%, 11/15/47 ^	83,021
170,000	0.00%, 11/15/54 ^	45,390
285,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	346,645
250,000	New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	389,337
405,000	New York State Dormitory Authority, New York Columbia University, Series B (RB) (FHA) 5.00%, 04/01/28 (c)	507,765
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	160,378
375,000	4.00%, 07/01/26 (c)	416,085
200,000	4.00%, 07/01/26 (c)	220,930
600,000	5.00%, 07/01/28 (c)	734,178
235,000	5.00%, 07/01/28 (c)	286,585
400,000	5.00%, 07/01/28 (c)	486,520
250,000	New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	303,630
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 08/15/26 (c)	294,035
Principal
Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
$800,000	4.00%, 03/15/27 (c)	$873,872
250,000	4.00%, 03/15/27 (c)	273,640
150,000	5.00%, 03/15/27 (c)	177,330
	New York State Dormitory Authority, The New School, Series A (RB)
225,000	4.00%, 01/01/27 (c)	236,547
420,000	5.00%, 01/01/27 (c)	467,254
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 4.00%, 06/15/29 (c)	578,435
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	240,201
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	205,659
500,000	New York State Power Authority (RB) 4.00%, 05/15/30 (c)	572,025
	New York State Thruway Authority, Series B (RB) (AGM)
500,000	4.00%, 01/01/30 (c)	571,760
550,000	4.00%, 01/01/30 (c)	627,627
	New York State Urban Development Corp., State Personal Income, Series A (RB)
950,000	3.00%, 09/15/30 (c)	964,715
260,000	5.00%, 09/15/25 (c)	306,592
115,000	5.00%, 09/15/25 (c)	136,385
500,000	5.00%, 09/15/28 (c)	600,615
550,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 09/15/30 (c)	557,991
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	520,834
485,000	Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	550,024
700,000	Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	862,659
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	200,885
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	347,295
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	152,718
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,000,000	3.00%, 11/15/29 (c)	1,026,390
250,000	3.38%, 11/15/28 (c)	268,265

See Notes to Financial Statements

95

VANECK VECTORS LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New York: (continued)
$550,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	$682,192
370,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	379,383
		40,008,031
North Carolina: 1.9%
100,000	North Carolina Agricultural and Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	112,139
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
135,000	3.85%, 07/01/27 (c)	148,511
320,000	4.00%, 07/01/27 (c)	346,477
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	383,421
	North Carolina Medical Care Commission, Novant Health, Series A (RB)
220,000	3.13%, 11/01/29 (c)	227,181
750,000	4.00%, 11/01/29 (c)	839,640
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	3.00%, 01/01/30 (c)	523,430
500,000	5.00%, 01/01/30 (c)	597,470
750,000	5.00%, 01/01/30 (c)	891,060
		4,069,329
North Dakota: 0.4%
750,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.75%, 07/01/27 (c)	813,180
Ohio: 3.3%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	208,310
220,000	5.00%, 02/15/26 (c)	254,890
440,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	474,813
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	116,897
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	451,792
510,000	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	559,291
Principal
Amount		Value

Ohio: (continued)
$1,000,000	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	$1,527,460
260,000	County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	305,022
1,000,000	County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,180,980
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	161,591
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	265,493
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	220,121
350,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	382,371
190,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	200,125
500,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	640,105
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	301,272
		7,250,533
Oklahoma: 0.7%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	279,712
750,000	Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	765,487
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	384,650
110,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	118,841
		1,548,690
Oregon: 1.4%
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	217,556
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	313,145
	North Clackamas School District No. 12, Series A (GO) (SBG)
175,000	0.00%, 06/15/27 (c) ^	89,577
465,000	0.00%, 06/15/27 (c) ^	250,491
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	186,519
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	262,037

See Notes to Financial Statements

96

Principal
Amount		Value

Oregon: (continued)
$510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	$182,402
500,000	State of Oregon, Higher Education, Series G (GO) 3.00%, 08/01/29 (c)	540,825
935,000	Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	1,000,787
		3,043,339
Pennsylvania: 4.2%
685,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	824,761
495,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	519,171
	Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
180,000	4.00%, 10/01/27 (c)	198,439
210,000	4.00%, 09/01/30 (c)	241,009
1,000,000	Commonwealth of Pennsylvania, First Series (GO) 2.00%, 05/01/30 (c)	953,620
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,303,076
220,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	270,576
	Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
140,000	3.75%, 04/01/27 (c)	150,311
170,000	5.00%, 04/01/27 (c)	198,805
280,000	DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	320,891
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	255,576
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	688,190
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	154,409
190,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB) 3.20%, 10/01/25 (c)	198,375
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	272,795
Principal
Amount		Value

Pennsylvania: (continued)
$100,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	$107,766
	Pennsylvania Turnpike Commission, Motor License, Third Series (RB)
250,000	4.00%, 12/01/27 (c)	280,345
155,000	5.00%, 12/01/27 (c)	182,933
290,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	357,016
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	139,088
220,000	5.00%, 12/01/29 (c)	265,593
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	177,218
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	264,960
205,000	5.00%, 12/01/25 (c)	238,161
125,000	5.00%, 12/01/25 (c)	141,921
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	358,018
		9,063,023
South Carolina: 0.5%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	105,585
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	105,752
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	213,336
665,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 3.00%, 10/01/25 (c)	702,572
		1,127,245
Tennessee: 0.9%
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	141,928
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	269,583
230,000	4.00%, 05/01/26 (c)	256,441
350,000	Tennessee Housing Development Agency, Series 1 (RB) 4.00%, 07/01/26 (c)	377,706
	Tennessee Housing Development Agency, Series 3 (RB)
500,000	2.95%, 01/01/29 (c)	513,570
365,000	3.60%, 01/01/27 (c)	387,875
		1,947,103

See Notes to Financial Statements

97

VANECK VECTORS LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: 9.3%
$190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	$201,630
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	390,964
500,000	Arlington Higher Education Finance Corp. (RB) 4.00%, 08/15/29 (c)	574,100
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	57,956
150,000	Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	165,117
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	731,633
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	285,060
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	282,182
165,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	177,619
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	326,110
120,000	City of Denton (GO) 4.00%, 02/15/27 (c)	135,277
	City of El Paso (GO)
125,000	4.00%, 08/15/26 (c)	141,279
950,000	4.00%, 08/15/29 (c)	1,104,622
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	505,384
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	275,235
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	315,559
250,000	College of the Mainland (GO) 3.75%, 08/15/28 (c)	274,560
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	285,752
220,000	County of Bexar (GO) 4.00%, 06/15/26 (c)	252,426
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	509,904
500,000	Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	588,600
250,000	Cypress-Fairbanks Independent School District, Series A (GO) 4.00%, 02/15/29 (c)	298,745
Principal
Amount		Value

Texas: (continued)
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
$220,000	5.00%, 12/01/25 (c)	$261,659
175,000	5.00%, 12/01/25 (c)	209,477
	Frisco Independent School District (GO)
1,000,000	3.00%, 08/15/29 (c)	1,087,820
460,000	4.00%, 02/15/27 (c)	521,865
250,000	Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	274,600
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	780,602
195,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 3.13%, 07/01/26 (c)	204,284
350,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	373,516
185,000	Harris County, Cultural Education Facilities Finance Corp., Thermal Utility Project (RB) 4.00%, 11/15/27 (c)	209,834
340,000	Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	406,705
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	227,608
	Leander Independent School District, Series A (GO)
900,000	0.00%, 08/16/26 (c) ^	426,339
95,000	0.00%, 08/16/26 (c) ^	41,255
30,000	0.00%, 08/16/26 (c) ^	13,959
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
800,000	5.00%, 07/01/26 (c)	749,976
520,000	5.00%, 07/01/26 (c)	506,038
250,000	North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	294,522
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	319,560
500,000	San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	609,700
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	153,831
325,000	State of Texas, Water Financial Assistance, Series D (GO) 4.00%, 05/15/25 (c)	361,553

See Notes to Financial Statements

98

Principal Amount		Value

Texas: (continued)
$115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB) 4.00%, 05/15/26 (c)	$127,053
250,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	301,227
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	239,461
485,000	Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	589,619
	Texas Water Development Board, Series A (RB)
500,000	3.00%, 10/15/29 (c)	550,330
325,000	4.00%, 04/15/28 (c)	373,633
265,000	5.00%, 10/15/25 (c)	315,883
840,000	5.00%, 04/15/28 (c)	1,044,683
	Texas Water Development Board, Series B (RB)
225,000	5.00%, 10/15/28 (c)	280,834
110,000	5.00%, 10/15/28 (c)	140,006
250,000	West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	254,450
230,000	West Travis County Public Utility Agency (RB) 4.00%, 08/15/27 (c)	257,499
		20,389,095
Utah: 0.5%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	429,901
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	217,396
350,000	4.00%, 05/15/24 (c)	373,663
		1,020,960
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	249,427
Virginia: 1.3%
260,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	306,275
350,000	Chesterfield Economic Development Authority, County Projects, Series F (RB) 2.00%, 04/01/30 (c)	341,313
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	278,832
Principal Amount		Value

Virginia: (continued)
$665,000	Hampton Roads Transportation Accountability Commission, Series A (RB) 4.00%, 07/01/30 (c)	$793,744
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	279,345
380,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Series A (RB) 5.00%, 07/01/47	580,655
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	111,544
150,000	3.25%, 05/15/28 (c)	164,801
		2,856,509
Washington: 2.1%
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	509,418
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	265,052
500,000	King and Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	596,155
500,000	King County Housing Authority (RB) (SBG) 3.00%, 06/01/30 (c)	522,755
590,000	King County Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	641,973
150,000	King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	172,052
360,000	Port of Seattle (GO) 5.00%, 01/01/27 (c)	434,268
340,000	State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/26 (c)	414,378
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	531,330
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	121,112
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	212,755
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	128,931
		4,550,179

See Notes to Financial Statements

99

VANECK VECTORS LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

West Virginia: 0.7%
	State of West Virginia, Series B (GO)
$150,000	4.00%, 06/01/28 (c)	$171,834
100,000	5.00%, 06/01/28 (c)	124,790
225,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	244,168
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	165,931
700,000	4.00%, 06/01/28 (c)	770,371
		1,477,094
Wisconsin: 1.2%
750,000	Public Finance Authority, Acts Retirement-Life Communities, Inc. Obligated Group, Series A (RB) 5.00%, 11/15/27 (c)	878,985
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	288,735
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
200,000	4.00%, 05/15/26 (c)	220,512
Principal
Amount		Value

Wisconsin: (continued)
$75,000	4.00%, 05/15/26 (c)	$89,263
410,000	4.50%, 05/15/26 (c)	469,639
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	229,473
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	228,994
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	121,417
105,000	4.00%, 02/15/27 (c)	112,015
		2,639,033
Wyoming: 0.1%
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	186,955
Total Municipal Bonds: 98.4% (Cost: $207,636,432)		214,949,002
Other assets less liabilities: 1.6%		3,460,181
NET ASSETS: 100.0%		$218,409,183

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

See Notes to Financial Statements

100

Summary of Investments By Sector	% of Investments	Value
Education	8.2%	$17,634,224
Health Care	18.4	39,622,689
Housing	4.8	10,416,760
Industrial Revenue	1.5	3,291,374
Leasing	4.0	8,513,288
Local	15.5	33,326,887
Power	3.6	7,680,317
Special Tax	11.9	25,521,068
State	7.0	15,054,207
Tobacco	0.8	1,738,541
Transportation	13.7	29,360,594
Water & Sewer	10.6	22,789,053
	100.0%	$214,949,002

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$214,949,002	$—	$214,949,002

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

101

VANECK VECTORS MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Number
of Shares		Value

EXCHANGE TRADED FUNDS: 99.9% (a)
24,515	VanEck Vectors High Yield Muni ETF ‡	$1,463,627
28,474	VanEck Vectors Intermediate Muni ETF ‡	1,453,159
79,732	VanEck Vectors Long Muni ETF ‡	1,690,699
10,089	VanEck Vectors Short High Yield Muni ETF ‡	244,851
Total Investments (Cost: $4,680,958)		4,852,336
Other assets less liabilities: 0.1%		3,806
NET ASSETS: 100.0%		$4,856,142

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended October 31, 2020 is set forth below:

Affiliates	Value 04/30/20	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 10/31/20
VanEck Vectors High Yield Muni ETF	$—	$1,898,060	$(507,220)	$22,442	$22,878	$50,345	$1,463,627
VanEck Vectors Intermediate Muni ETF	—	2,339,640	(962,213)	37,496	11,346	38,236	1,453,159
VanEck Vectors Long Muni ETF	—	2,534,972	(943,084)	24,883	18,567	73,928	1,690,699
VanEck Vectors Short High Yield Muni ETF	—	474,817	(248,122)	9,287	3,684	8,869	244,851
VanEck Vectors Short Muni ETF	4,591,294	—	(4,599,950)	34,282	6,816	(25,626)	—
	$4,591,294	$7,247,489	$(7,260,589)	$128,390	$63,291	$145,752	$4,852,336

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	100.0%	$4,852,336

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$4,852,336	$—	$—	$4,852,336

See Notes to Financial Statements

102

VANECK VECTORS SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.1%
$500,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$543,380
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
150,000	6.45%, 11/30/20 (c)	149,994
150,000	6.45%, 11/30/20 (c)	149,994
500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	571,785
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,097,600
		2,512,753
American Samoa: 0.3%
	American Samoa Economic Development Authority, Series A (RB)
400,000	6.00%, 09/01/23	427,116
250,000	6.50%, 09/01/28	301,307
		728,423
Arizona: 1.5%
	Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
225,000	4.75%, 07/01/23 (c)	239,663
200,000	5.00%, 07/01/26	217,010
500,000	Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	505,590
500,000	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	511,945
520,000	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	544,388
500,000	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	514,350
240,000	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	250,262
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	251,292
Principal Amount		Value

Arizona: (continued)
	Salt Verde Financial Corp. (RB)
$65,000	5.25%, 12/01/21	$67,945
200,000	5.25%, 12/01/23	225,262
65,000	5.25%, 12/01/24	75,692
10,000	5.25%, 12/01/28	12,693
		3,416,092
California: 7.0%
250,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	276,527
	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
500,000	5.00%, 05/01/26	604,250
500,000	5.00%, 05/01/27	615,800
500,000	5.00%, 05/01/29	633,965
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	418,080
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 11/04/20 (c)	320,048
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	60,459
50,000	5.00%, 02/01/27	61,011
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
545,000	5.00%, 06/30/27	656,921
220,000	5.00%, 06/30/28	268,550
2,210,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	2,200,254
1,000,000	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	700,000
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	441,232
100,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.00%, 11/01/22	100,109
94,826	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 11/30/20 (c)	87,240

See Notes to Financial Statements

103

VANECK VECTORS SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$271,307	California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 11/30/20 (c)	$249,603
200,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	201,816
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	402,244
250,000	California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250,122
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	523,190
25,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	25,096
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	553,235
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	393,266
250,000	County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	307,010
115,000	County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	144,966
580,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	577,396
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	155,919
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	122,362
110,000	5.00%, 06/01/25	129,968
250,000	5.00%, 06/01/26	302,605
110,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	134,373
Principal Amount		Value

California: (continued)
$230,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	$263,026
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	350,773
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	177,984
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,390,937
	Palomar Health (RB)
250,000	5.00%, 11/01/25	296,377
90,000	5.00%, 11/01/26 (c)	107,996
250,000	Port of Oakland (RB) 5.00%, 11/01/23	282,715
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	125,884
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	125,560
200,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	220,850
	San Francisco Community College District (GO)
85,000	5.00%, 06/15/22	91,539
205,000	5.00%, 06/15/25 (c)	245,348
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	128,683
370,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	222,000
100,000	Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	108,560
		16,055,849
Colorado: 2.3%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	524,310
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	367,691
125,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	135,361
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	125,716

See Notes to Financial Statements

104

Principal Amount		Value

Colorado: (continued)
$1,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	$1,567,395
655,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	641,291
585,000	Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.25%, 09/01/25 (c)	605,522
500,000	Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	512,385
140,000	Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	177,804
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	204,432
500,000	STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	502,685
		5,364,592
Connecticut: 1.2%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	447,853
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	252,872
250,000	5.50%, 02/01/23	257,252
250,000	State of Connecticut, Series B (GO) 5.00%, 04/15/28	320,677
100,000	State of Connecticut, Series D (GO) 5.00%, 11/01/21 (c)	104,540
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	309,217
500,000	Town of Hamden (RB) 5.00%, 01/01/26 (c)	524,105
380,000	University of Connecticut, Series A (RB) 5.00%, 03/15/25	451,603
		2,668,119
District of Columbia: 0.8%
1,250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	1,230,275
500,000	District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB) 4.00%, 06/01/30	544,705
		1,774,980
Florida: 5.9%
500,000	Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) 5.00%, 10/01/30	569,075
Principal Amount		Value

Florida: (continued)
$470,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	$488,001
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	255,997
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
1,750,000	6.25%, 11/30/20 (c) (p)	1,521,747
2,730,000	6.38%, 11/30/20 (c) (p)	2,343,869
4,750,000	6.50%, 11/30/20 (c) (p)	4,069,847
500,000	Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 05/01/22 (c)	533,570
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	137,370
315,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	305,890
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	276,910
250,000	5.00%, 10/01/24	285,715
125,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	130,815
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	520,815
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	144,611
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	302,607
415,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	406,144
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	532,645
	Village Community Development District No. 13 (SA)
500,000	2.63%, 05/01/24	506,375
250,000	3.00%, 05/01/29	258,410
		13,590,413

See Notes to Financial Statements

105

VANECK VECTORS SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Georgia: 1.6%
$250,000	Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	$163,520
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	258,900
250,000	2.93%, 03/12/24 (p)	266,765
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,084,130
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	239,455
400,000	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG) 3.00%, 04/01/24	385,128
280,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	314,182
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 (d) *	231,563
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	147,264
135,000	5.50%, 09/15/25	163,798
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	260,682
250,000	White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	256,930
		3,772,317
Guam: 1.0%
	Guam Government, Business Privilege Tax, Series A (RB)
300,000	5.00%, 01/01/22 (c)	310,146
110,000	5.00%, 01/01/22 (c)	113,271
360,000	Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	405,310
250,000	Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP) 3.63%, 02/01/25	250,505
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,112,640
		2,191,872
Principal Amount			Value

Illinois: 18.3%
$		Chicago Board of Education, Series A (GO)
	250,000	0.00%, 12/01/22 ^	$238,408
	310,000	0.00%, 12/01/24 ^	280,327
	310,000	0.00%, 12/01/26 ^	261,550
	435,000	0.00%, 12/01/28 ^	337,904
	500,000	4.00%, 12/01/22	517,980
	200,000	5.00%, 12/01/28 (c)	245,894
	250,000	5.00%, 12/01/28 (c)	278,260
	230,000	5.50%, 12/01/26	262,467
	200,000	7.00%, 12/01/25 (c)	242,724
	1,000,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/29 (c)	1,113,980
	350,000	Chicago Board of Education, Series B-1 (GO) 0.00%, 12/01/23 ^	325,153
	500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	560,335
	260,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	290,735
		Chicago O’Hare International Airport, Series B (RB)
	300,000	4.00%, 01/01/22 (c)	308,163
	190,000	5.00%, 01/01/25 (c)	220,666
	105,000	5.00%, 01/01/25 (c)	123,590
	575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	426,454
		Chicago School Reform Board of Trustees, Series B-1 (GO)
	515,000	0.00%, 12/01/24 ^	465,704
	560,000	0.00%, 12/01/25 ^	491,159
	490,000	0.00%, 12/01/26 ^	413,418
	1,515,000	0.00%, 12/01/28 ^	1,176,837
	585,000	0.00%, 12/01/29 ^	433,871
	190,000	0.00%, 12/01/30 ^	135,020
	200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	210,800
	115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	131,570
	105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	105,156
	100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	109,607
		City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
	280,000	5.00%, 01/01/25	294,986
	350,000	5.25%, 01/01/25 (c)	365,638
		City of Chicago, Series A (GO)
	715,000	5.00%, 01/01/24 (c)	742,456
	500,000	5.00%, 01/01/30	526,010

See Notes to Financial Statements

106

Principal Amount		Value

Illinois: (continued)
$270,000	5.25%, 01/01/24 (c)	$281,146
180,000	5.25%, 01/01/24 (c)	186,800
	City of Chicago, Series C (GO)
300,000	5.00%, 01/01/22 (c)	304,767
95,000	5.00%, 01/01/22	100,080
455,000	5.00%, 01/01/23	471,876
400,000	5.00%, 01/01/24	418,908
1,090,000	5.00%, 01/01/25	1,148,337
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	107,959
150,000	5.00%, 11/01/24 (c)	171,842
100,000	5.00%, 11/01/24 (c)	113,722
270,000	5.00%, 11/01/24 (c)	307,938
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	120,811
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	254,170
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	521,950
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,168,544
250,000	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	273,582
1,700,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 4.75%, 08/01/30 (p)	1,727,744
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 11/30/20 (c)	100,047
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	235,743
260,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	221,637
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
215,000	0.00%, 12/15/22 ^	208,049
130,000	0.00%, 12/15/24 ^	119,701
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	93,711
110,000	5.00%, 06/15/22 (c)	115,111
970,000	5.00%, 06/15/22 (c)	1,008,635
35,000	5.00%, 12/15/22	37,151
500,000	5.00%, 12/15/27 (c)	572,690
330,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	407,299
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	101,202
290,000	4.00%, 03/01/22 (c)	293,822
Principal Amount		Value

Illinois: (continued)
$185,000	4.00%, 08/01/22 (c)	$188,413
430,000	4.00%, 06/15/26 (c)	461,029
300,000	4.13%, 03/01/22 (c)	303,384
100,000	4.13%, 11/01/26 (c)	100,680
540,000	5.00%, 11/30/20 (c)	541,480
1,355,000	5.00%, 11/01/21	1,385,772
445,000	5.00%, 01/01/22 (c)	454,745
200,000	5.00%, 02/01/22	208,042
655,000	5.00%, 05/01/22	684,521
180,000	5.00%, 06/15/22	189,533
750,000	5.00%, 08/01/22	787,245
195,000	5.00%, 08/01/22	207,505
920,000	5.00%, 08/01/22 (c)	961,317
190,000	5.00%, 06/15/23 (c)	204,381
285,000	5.00%, 06/15/23 (c)	306,438
525,000	5.00%, 06/15/23	566,674
700,000	5.00%, 08/01/23	746,018
120,000	5.00%, 02/01/24	128,588
500,000	5.00%, 02/01/24	535,785
150,000	5.00%, 02/01/24 (c)	159,942
100,000	5.00%, 05/01/24 (c)	105,404
705,000	5.00%, 11/01/24	754,470
1,315,000	5.00%, 12/01/25	1,435,099
200,000	5.00%, 01/01/26	218,098
515,000	5.00%, 02/01/26	560,881
455,000	5.00%, 06/01/26 (c)	492,701
100,000	5.00%, 06/01/26	109,019
500,000	5.00%, 02/01/27	547,010
275,000	5.25%, 07/01/23 (c)	287,034
270,000	5.50%, 07/01/23 (c)	289,613
60,000	5.50%, 07/01/23 (c)	63,594
500,000	5.50%, 07/01/23 (c)	533,035
	State of Illinois, Series A (GO)
220,000	4.00%, 11/30/20 (c)	220,233
100,000	4.00%, 01/01/22 (c)	101,188
100,000	4.00%, 01/01/22 (c)	100,617
170,000	4.00%, 01/01/22 (c)	173,290
105,000	4.00%, 01/01/22	107,806
50,000	4.00%, 01/01/22 (c)	51,146
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	337,028
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	162,819
500,000	5.00%, 11/01/25	539,425
2,505,000	5.00%, 11/01/26	2,707,103
130,000	5.00%, 11/01/27	141,084
110,000	5.00%, 11/01/27 (c)	118,521
		42,109,506
Indiana: 0.3%
290,000	City of Anderson, Anderson University (RB) 4.75%, 10/01/22 (c)	249,548
165,861	City of Carmel (RB) 7.00%, 11/15/22 (c) (d) *	1,659
500,000	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.00%, 11/01/30	498,640
		749,847

See Notes to Financial Statements

107

VANECK VECTORS SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Iowa: 1.1%
$270,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	$253,638
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
415,000	3.13%, 12/01/20 (c)	420,466
500,000	5.25%, 12/01/23 (c)	532,370
450,000	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	484,816
880,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	877,642
		2,568,932
Kansas: 0.4%
450,000	City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	442,111
595,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	584,611
		1,026,722
Kentucky: 0.7%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	171,326
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	393,682
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	469,245
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	104,565
175,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	201,667
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	163,820
		1,504,305
Louisiana: 1.5%
	Calcasieu Parish Memorial Hospital Service District (RB)
1,025,000	5.00%, 12/01/27	1,155,534
150,000	5.00%, 12/01/29	170,748
20,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	21,367
Principal Amount		Value

Louisiana: (continued)
$600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	$622,518
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
910,000	Parish of St. Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	945,472
500,000	Parish of St. James, NuStar Logistics, L.P. Project (RB) 6.10%, 06/01/30 (p)	589,390
		3,505,037
Maryland: 1.7%
200,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	206,800
150,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	155,961
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	204,914
350,000	Frederick County, Educational Facilities Project, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	376,036
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 11/30/20 (c)	696,758
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	244,704
1,500,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	1,491,120
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	496,944
		3,873,237
Massachusetts: 0.9%
490,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	534,208

See Notes to Financial Statements

108

Principal Amount		Value

Massachusetts: (continued)
$310,000	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	$372,759
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	140,026
250,000	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	265,495
335,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	405,725
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	119,641
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	312,425
		2,150,279
Michigan: 0.5%
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250,605
580,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	634,549
155,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	187,313
		1,072,467
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	101,965
160,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	154,746
350,000	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	369,026
250,000	Rice County, Educational Facilities, Shattuck-St. Mary’s School Project (RB) 5.00%, 08/01/22	255,267
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	132,649
		1,013,653
Principal Amount		Value

Missouri: 0.6%
$170,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	$167,418
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	199,404
475,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	447,146
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	558,085
		1,372,053
Montana: 0.1%
220,000	City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	226,343
Nebraska: 0.1%
100,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/28	124,910
100,000	Nebraska Public Power District (RB) 5.00%, 01/01/22	105,528
		230,438
Nevada: 1.2%
405,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 11/30/20 (c)	365,731
450,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.50%, 06/15/24	446,143
	Clark County School District, Series B (GO) (AGM)
250,000	5.00%, 06/15/29 (c)	321,822
250,000	5.00%, 06/15/29	324,047
115,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	136,706
100,000	County of Clark, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	115,318
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	498,955
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	559,845
		2,768,567

See Notes to Financial Statements

109

VANECK VECTORS SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Hampshire: 0.5%
$250,000	National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	$255,825
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	260,556
700,000	New Hampshire Health and Education Facilities Authority, Rivermead Issue, Series A (RB) 6.63%, 07/01/21 (c)	729,071
		1,245,452
New Jersey: 12.1%
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	235,471
635,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	663,264
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	348,874
165,000	5.00%, 06/15/22	170,612
150,000	5.00%, 06/15/22 (c)	154,809
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
175,000	5.13%, 08/20/22 (c)	179,457
2,000,000	5.25%, 08/20/22 (c)	2,043,480
300,000	5.75%, 09/15/22 (c)	296,127
75,000	New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	75,113
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	231,531
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	545,645
115,000	5.00%, 11/01/25	131,225
110,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	129,889
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	135,153
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	116,876
Principal Amount		Value

New Jersey: (continued)
$500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	$507,365
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	527,660
240,000	5.25%, 03/01/21 (c)	243,535
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	235,557
145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	162,100
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
655,000	5.00%, 03/01/23 (c)	694,994
565,000	5.00%, 03/01/23 (c)	604,590
640,000	5.00%, 03/01/23 (c)	680,282
300,000	5.00%, 03/01/23 (c)	324,573
200,000	5.00%, 03/01/23 (c)	215,652
500,000	5.00%, 03/01/23 (c)	537,265
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	376,703
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	479,239
130,000	4.38%, 06/15/25 (c)	141,392
345,000	5.00%, 06/15/25 (c)	386,907
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	822,135
175,000	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.13%, 07/01/25 (c)	161,471
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	160,653
175,000	5.00%, 06/15/24 (c)	194,952
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	342,774
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	614,715
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	105,852

See Notes to Financial Statements

110

Principal Amount		Value

New Jersey: (continued)
$360,000	0.00%, 12/15/26 ^	$306,263
330,000	5.00%, 06/15/21 (c)	337,699
500,000	5.00%, 12/15/24	566,410
500,000	5.00%, 12/15/25	571,655
500,000	5.00%, 06/15/26 (c)	569,535
1,050,000	5.00%, 12/15/26	1,211,479
170,000	5.50%, 12/15/22	186,250
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	126,706
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	241,075
605,000	5.00%, 06/15/22 (c)	635,722
200,000	5.00%, 06/15/22	213,296
205,000	5.00%, 06/15/22 (c)	217,154
285,000	5.00%, 06/15/23 (c)	308,455
275,000	5.00%, 06/15/25 (c)	308,404
500,000	5.00%, 12/15/28 (c)	580,385
100,000	5.25%, 06/15/25 (c)	112,612
365,000	5.25%, 06/15/25 (c)	408,512
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	102,486
1,500,000	New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,741,155
	New Jersey Transportation Trust Fund Authority, Series C (RB)
1,300,000	0.00%, 12/15/27 ^	1,081,327
1,415,000	0.00%, 12/15/28 ^	1,128,533
290,000	0.00%, 12/15/29 ^	229,715
540,000	0.00%, 12/15/30 ^	399,071
	New Jersey Transportation Trust Fund Authority, Series D (RB)
480,000	5.00%, 12/15/23	534,850
130,000	5.25%, 12/15/23	145,846
70,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	73,259
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	87,586
110,000	4.00%, 06/01/23 (c)	117,879
100,000	5.00%, 06/01/27	123,804
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	555,970
500,000	5.00%, 06/01/28 (c)	623,410
150,000	5.00%, 06/01/28 (c)	188,241
		28,012,636
New York: 8.9%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
1,600,000	5.00%, 07/15/23	1,719,824
1,750,000	5.00%, 07/15/24	1,922,497
100,000	5.00%, 07/15/26	113,942
1,800,000	5.00%, 01/15/27 (c)	2,032,632
Principal Amount		Value

New York: (continued)
$100,000	5.00%, 01/15/27 (c)	$113,841
100,000	5.00%, 01/15/27 (c)	114,458
740,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	791,585
250,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	266,957
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	272,627
	Metropolitan Transportation Authority, Series D (RB)
125,000	5.00%, 11/15/21 (c)	131,204
150,000	5.00%, 11/15/21 (c)	157,445
500,000	5.00%, 11/15/26 (c)	535,410
	Metropolitan Transportation Authority, Series D-1 (RB)
250,000	5.00%, 11/15/25 (c)	265,560
250,000	5.00%, 11/15/25 (c)	266,017
25,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 11/30/20 (c)	25,004
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	111,915
250,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	283,085
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2,000,000	5.00%, 08/01/21 (c)	1,992,420
410,000	5.00%, 08/01/21 (c)	411,628
1,000,000	5.25%, 08/01/30 (c)	1,030,690
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
1,000,000	4.00%, 10/01/30	1,027,190
230,000	5.00%, 01/01/28 (c)	251,066
160,000	5.00%, 01/01/28 (c)	173,602
50,000	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB) 5.00%, 01/01/22	51,892
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	506,975

See Notes to Financial Statements

111

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(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	$25,686
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 11/30/20 (c)	999,960
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
1,130,000	5.00%, 01/01/26 (c)	1,028,526
750,000	5.00%, 01/01/26 (c)	691,582
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	729,751
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	118,723
100,000	4.13%, 05/15/23 (c)	98,911
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
1,500,000	5.00%, 06/01/23	1,524,570
70,000	5.00%, 06/01/27	85,390
70,000	5.00%, 06/01/27 (c)	85,061
445,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	425,963
200,000	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	211,668
		20,595,257
North Carolina: 0.4%
125,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 6.00%, 01/01/25	153,566
265,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	270,878
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	407,578
		832,022
North Dakota: 0.4%
1,000,000	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB) 5.75%, 09/15/26 (c)	916,770
Ohio: 2.0%
500,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	652,720
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	287,007
50,000	5.00%, 02/15/26	58,812
Principal Amount		Value

Ohio: (continued)
$110,000	5.00%, 02/15/27 (c)	$130,567
250,000	5.00%, 02/15/27	299,460
375,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25 (d)	264,109
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	52,703
260,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	253,427
2,000,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,020,980
550,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	556,319
		4,576,104
Oklahoma: 0.8%
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	299,697
1,500,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,518,285
		1,817,982
Oregon: 1.2%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
1,000,000	6.50%, 04/01/28 (c) (d) *	648,490
1,500,000	6.50%, 04/01/28 (c) (d) *	972,735
500,000	11.50%, 04/01/26 (c) (d) *	355,910
500,000	Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 07/01/21 (c)	513,440
325,000	Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	348,709
		2,839,284
Pennsylvania: 4.4%
500,000	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	475,770
	Allentown Neighborhood Improvement Zone Development Authority (RB)
550,000	5.00%, 05/01/22	567,787
555,000	5.00%, 05/01/23	583,810
1,250,000	5.00%, 05/01/27	1,393,325
250,000	5.00%, 05/01/28	277,140

See Notes to Financial Statements

112

Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	5.00%, 05/01/28	$1,071,830
200,000	Berks County Industrial Development Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	205,366
80,000	City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	95,607
500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	556,570
	Dauphin County General Authority, The Harrisburg University of Science and Technology Project (RB)
245,000	4.00%, 10/15/22	242,283
250,000	5.00%, 10/15/27	250,972
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	141,040
250,000	Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	268,387
100,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	105,318
415,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) (AMBAC) 4.00%, 01/15/25 (c)	428,595
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	989,030
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
250,000	5.00%, 12/31/21	261,035
125,000	5.00%, 12/31/23	140,399
130,000	5.00%, 06/30/26	156,237
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	118,961
575,000	Philadelphia Authority for Industrial Development, The Pavilion, Series A (RB) 3.00%, 12/01/21 (c)	392,650
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	121,925
75,000	Redevelopment Authority of the City of Scranton, Series A (RB) 5.00%, 11/15/21	75,096
200,000	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	243,032
Principal Amount		Value

Pennsylvania: (continued)
$500,000	Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	$514,770
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
115,000	5.00%, 07/01/26	133,713
275,000	5.00%, 07/01/27 (c)	318,351
		10,128,999
Puerto Rico: 3.0%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
485,000	5.25%, 07/01/22 (c)	507,431
780,000	6.13%, 07/01/24	826,800
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 11/30/20 (c)	188,756
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 11/30/20 (c)	255,075
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 11/30/20 (c)	103,500
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 11/30/20 (c)	200,000
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 11/30/20 (c)	795,842
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,605,013	0.00%, 07/01/24 ^	1,482,534
2,010,000	0.00%, 07/01/27 ^	1,703,194
251,000	0.00%, 07/01/28 (c) ^	181,280
808,000	0.00%, 07/01/28 (c) ^	634,143
		6,878,555
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	191,236
115,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	126,575
		317,811
South Carolina: 0.6%
109,791	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	50,449
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	539,335

See Notes to Financial Statements

113

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

South Carolina: (continued)
$425,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	$426,887
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	254,602
		1,271,273
Tennessee: 0.8%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	421,955
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,181
2,000,000	Franklin Health and Educational Facilities Board, Provision CARES Proton Therapy Center, Nashville Project, Series A (RB) 6.50%, 06/01/27 (d) *	1,300,000
220,000	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	204,950
		1,953,086
Texas: 5.7%
200,000	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	206,274
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	140,394
395,000	City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	451,070
180,000	City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	222,206
200,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	203,420
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.75%, 07/01/24	1,017,160
1,500,000	5.00%, 07/15/28	1,569,240
	Clifton Higher Education Finance Corp., Series A (RB)
95,000	4.63%, 08/15/25	102,534
200,000	5.13%, 08/15/25 (c)	225,930
1,065,000	6.00%, 09/28/23 (c)	1,195,239
500,000	Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	576,720
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	338,059
Principal Amount		Value

Texas: (continued)
$315,000	Harris County, Houston Sports Authority, Junior Lien, Series H (RB) 0.00%, 11/15/29 ^	$231,758
260,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	311,917
300,000	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) 5.00%, 02/15/26 (c)	274,650
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	592,026
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,018,710
100,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	100,412
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	266,250
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	83,000
100,000	5.00%, 07/01/24	83,000
75,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	76,737
145,000	North Texas Tollway Authority, First Tier, Series D (RB) 0.00%, 01/01/29 ^	127,816
185,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	224,361
	SA Energy Acquisition Public Facility Corp. (RB)
85,000	5.50%, 08/01/22	92,133
55,000	5.50%, 08/01/24	64,356
125,000	5.50%, 08/01/25	151,251
110,000	5.50%, 08/01/27	138,996
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 11/30/20 (c) (d) *	123,500

See Notes to Financial Statements

114

Principal Amount		Value

Texas: (continued)
$230,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	$214,158
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	207,150
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	531,415
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	252,007
155,000	5.25%, 12/15/22	169,486
15,000	5.25%, 12/15/23	17,047
60,000	5.25%, 12/15/24	70,537
100,000	5.25%, 12/15/25	120,997
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	120,342
70,000	5.00%, 12/15/22 (c)	75,965
1,000,000	5.00%, 12/15/22 (c)	1,086,470
105,000	5.00%, 12/15/22	114,148
		13,188,841
Virgin Islands: 1.3%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
1,000,000	5.00%, 10/01/24 (c)	942,160
300,000	5.00%, 10/01/24	291,057
500,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB) 5.00%, 11/30/20 (c)	498,145
215,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 11/30/20 (c)	215,049
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
140,000	5.00%, 11/30/20 (c)	138,047
25,000	5.00%, 11/30/20 (c)	24,907
515,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 11/30/20 (c)	510,453
	Virgin Islands Water and Power Authority, Series A (RB)
225,000	4.00%, 07/01/21	222,244
150,000	5.00%, 11/30/20 (c)	145,013
75,000	5.00%, 11/30/20 (c)	71,746
Principal Amount		Value

Virgin Islands: (continued)
$55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 11/30/20 (c)	$52,058
		3,110,879
Virginia: 1.0%
140,000	Amherst Industrial Development Authority, Sweet Briar College (RB) 4.75%, 11/30/20 (c)	132,639
500,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	559,565
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	75,094
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	334,015
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	499,910
250,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	239,570
500,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 11/30/20 (c)	495,515
		2,336,308
Washington: 1.7%
155,000	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	165,782
1,000,000	Klickitat County Public Hospital District No. 2 (RB) 4.00%, 12/01/27	1,006,580
480,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/25 (c) (p)	554,606
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	512,492
50,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 11/20/20 (c)	50,032
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	249,737
500,000	4.00%, 01/01/25 (c)	516,980
365,000	5.00%, 01/01/25 (c)	387,645

See Notes to Financial Statements

115

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: (continued)
$500,000	Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 07/01/21 (c)	$481,200
		3,925,054
West Virginia: 0.4%
100,000	Brooke County Commission, Bethany College, Series A (RB) 5.75%, 04/01/21 (c)	95,978
545,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 3.00%, 06/01/22 (c)	537,899
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	182,240
		816,117
Wisconsin: 2.6%
500,000	Public Finance Authority, Cedars Obligated Group (RB) 4.25%, 05/01/27 (c)	477,635
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,090,260
Principal Amount		Value

Wisconsin: (continued)
	Public Finance Authority, Friends Homes (RB)
$205,000	4.00%, 09/01/24	$217,485
500,000	4.00%, 09/01/26 (c)	551,380
175,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	174,386
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	251,795
2,250,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	2,458,642
240,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	250,231
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
175,000	3.50%, 08/01/22	171,857
250,000	5.00%, 08/01/24 (c)	250,975
		5,894,646
Total Municipal Bonds: 98.4% (Cost: $229,966,173)		226,903,872
Other assets less liabilities: 1.6%		3,653,184
NET ASSETS: 100.0%		$230,557,056

Definitions:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

See Notes to Financial Statements

116

Summary of Investments By Sector	% of Investments	Value
Education	8.3%	$18,723,068
Health Care	13.9	31,421,392
Housing	0.2	392,650
Industrial Revenue	23.3	52,850,039
Leasing	11.6	26,407,499
Local	8.3	18,798,581
Power	1.7	3,960,558
Special Tax	10.5	23,906,596
State	8.2	18,597,963
Tobacco	2.3	5,300,682
Transportation	10.0	22,691,019
Water & Sewer	1.7	3,853,825
	100.0%	$226,903,872

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$226,903,872	$—	$226,903,872

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

117

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SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 2.9%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$271,785
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	141,591
	Black Belt Energy Gas District, Series A (RB) (SAW)
470,000	4.00%, 09/01/23 (c) (p)	512,140
860,000	5.00%, 12/01/23	970,519
	County of Jefferson, Series A (GO)
290,000	5.00%, 04/01/24	333,500
340,000	5.00%, 04/01/25	405,161
1,000,000	Industrial Development Board of the City of Mobile, Alabama Power Co. Barry Plant Project, Series A (RB) 1.00%, 06/26/25 (p)	1,002,010
375,000	Jefferson County (RB) 5.00%, 09/15/22	407,486
1,500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	1,715,355
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	276,063
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	503,626
		6,539,236
Alaska: 0.4%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	777,682
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	139,899
		917,581
Arizona: 1.5%
250,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	277,500
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	140,621
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	230,480
700,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	848,183
250,000	Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	289,673
310,000	Pima County (GO) 4.00%, 07/01/23	340,616
	State of Arizona (CP)
105,000	5.00%, 10/01/21	109,545
500,000	5.00%, 09/01/22	543,280
500,000	5.00%, 07/01/23	562,485
		3,342,383
Principal
Amount		Value

California: 11.7%
$250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	$277,945
400,000	Bay Area Toll Authority, Series B (RB) 2.85%, 10/01/24 (c) (p)	433,028
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	491,862
250,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/22 (p)	272,980
335,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	357,991
105,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	127,435
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	118,322
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	341,822
1,215,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,372,585
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	491,089
535,000	California Statewide Communities Development Authority, Enloe Medical Center (RB) 5.00%, 08/15/25	649,971
100,000	California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.63%, 12/01/23 (p)	104,638
405,000	Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	475,628
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	119,213
500,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	616,550

See Notes to Financial Statements

118

Principal
Amount		Value

California: (continued)
$240,000	County of Sacramento, Airport System, Series B (RB) 5.00%, 07/01/25	$287,777
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	537,040
1,000,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/23	1,112,380
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	537,535
250,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/23	281,670
	Los Angeles Unified School District, Series A (GO)
500,000	5.00%, 07/01/22	538,735
750,000	5.00%, 07/01/24	873,165
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	145,951
125,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/23	142,199
250,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/23	284,398
	Northern California Energy Authority, Series A (RB)
1,000,000	4.00%, 07/01/24 (p)	1,112,750
275,000	5.00%, 07/01/24	318,098
430,000	Oakland Unified School District (GO) 5.00%, 08/01/23	480,878
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	391,412
205,000	Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	212,813
530,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/23	597,140
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	962,290
265,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	289,915
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	302,223
Principal
Amount		Value

California: (continued)
$300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	$335,703
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	147,224
100,000	San Diego County Water Authority, Series A (RB) 5.00%, 05/01/23	111,907
285,000	San Francisco Unified School District, Proposition A, Series C (GO) 2.00%, 06/15/22	293,276
325,000	State of California (GO) 5.00%, 08/01/24	381,274
	State of California, Various Purpose (GO)
750,000	3.00%, 03/01/26	849,607
300,000	4.00%, 11/01/24	343,425
600,000	4.00%, 10/01/25	704,922
145,000	5.00%, 08/01/22	156,928
265,000	5.00%, 09/01/22	287,838
500,000	5.00%, 09/01/23	566,215
600,000	5.00%, 09/01/23	679,458
1,000,000	5.00%, 09/01/23	1,132,430
250,000	5.00%, 10/01/23	284,075
525,000	5.00%, 11/01/23	598,584
100,000	5.00%, 10/01/24	118,065
1,500,000	5.00%, 08/01/25	1,824,660
500,000	5.00%, 11/01/25	613,460
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	336,108
480,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM) 5.00%, 06/01/23	533,419
		25,958,006
Colorado: 0.7%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	139,211
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	270,473
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	602,190
385,000	State of Colorado, Series K (CP) 5.00%, 03/15/26	472,510
		1,484,384
Connecticut: 3.9%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	245,100
1,000,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,158,140

See Notes to Financial Statements

119

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Connecticut: (continued)
$390,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	$430,603
	State of Connecticut, Series A (GO)
280,000	5.00%, 03/15/23	310,514
265,000	5.00%, 04/15/23	294,889
375,000	State of Connecticut, Series B (GO) 4.00%, 05/15/23	409,177
	State of Connecticut, Series D (GO)
300,000	5.00%, 08/15/23	338,304
1,040,000	5.00%, 04/15/26	1,279,096
	State of Connecticut, Series E (GO)
350,000	5.00%, 10/15/22	382,032
270,000	5.00%, 09/15/25	327,499
	State of Connecticut, Special Tax Obligation, Series A (RB)
305,000	5.00%, 01/01/22	321,638
325,000	5.00%, 09/01/22	352,820
300,000	5.00%, 01/01/23	329,808
375,000	5.00%, 04/15/23	417,296
300,000	5.00%, 08/01/23	337,776
100,000	5.00%, 09/01/23	112,970
	State of Connecticut, Special Tax Obligation, Series B (RB)
250,000	5.00%, 08/01/23	281,480
200,000	5.00%, 10/01/23	226,696
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	179,204
575,000	5.00%, 04/15/24	661,566
285,000	5.00%, 03/15/26	347,763
		8,744,371
Delaware: 0.5%
1,000,000	Delaware State Economic Development Authority, Delmarva Power and Light Co. Project, Series A (RB) (AGM) 1.05%, 07/01/25 (p)	1,006,590
District of Columbia: 1.1%
440,000	District of Columbia, Series A (GO) 5.00%, 06/01/22	473,106
120,000	District of Columbia, Series B (GO) 5.00%, 06/01/25	145,249
500,000	District of Columbia, Series E (GO) 5.00%, 06/01/25	605,205
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
225,000	5.00%, 07/01/24	262,040
100,000	5.00%, 07/01/25	120,572
	Washington Metropolitan Area Transit Authority, Series B (RB)
300,000	5.00%, 07/01/25	361,716
300,000	5.00%, 07/01/26	371,859
		2,339,747
Principal
Amount		Value

Florida: 3.8%
$600,000	City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/22	$654,060
	City of Jacksonville, Series B (RB)
265,000	5.00%, 10/01/24	311,288
1,020,000	5.00%, 10/01/25	1,240,147
280,000	County of Miami-Dade (RB) 5.00%, 10/01/25	336,364
495,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/23	562,157
375,000	Lee County School Board, Series A (CP) 5.00%, 08/01/24	438,401
710,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	814,654
100,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	108,308
340,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	394,223
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
450,000	5.00%, 07/01/23	506,236
650,000	5.00%, 07/01/24	761,143
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,343,177
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	145,813
150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/23	168,246
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	252,369
100,000	5.00%, 06/01/24	116,798
180,000	State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	204,001
		8,357,385
Georgia: 2.1%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	522,480
500,000	City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	592,850

See Notes to Financial Statements

120

Principal
Amount		Value

Georgia: (continued)
$500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	$545,225
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	545,410
225,000	Municipal Gas Authority of Georgia, Gas Portfolio IV Project, Series A (RB) 5.00%, 10/01/23	254,333
	State of Georgia, Series A (GO)
160,000	5.00%, 02/01/23	177,115
700,000	5.00%, 08/01/26	880,691
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,192,470
		4,710,574
Hawaii: 0.6%
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	134,435
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	136,206
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	794,535
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	129,824
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	110,050
		1,305,050
Illinois: 5.3%
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	105,467
445,000	5.00%, 01/01/24	506,984
500,000	5.00%, 01/01/26	606,975
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	262,138
100,000	5.00%, 01/01/22	104,855
650,000	5.00%, 01/01/23	712,952
115,000	5.00%, 01/01/24	131,018
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	405,156
350,000	5.00%, 06/01/23	387,125
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	181,634
235,000	5.00%, 03/01/24	268,323
325,000	5.00%, 03/01/25	384,820
200,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	244,506
	Illinois Finance Authority, Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	334,626
100,000	4.00%, 07/01/25	116,728
340,000	5.00%, 07/01/22	366,636
Principal
Amount		Value

Illinois: (continued)
$250,000	5.00%, 01/01/23	$275,183
155,000	5.00%, 01/01/24	177,749
500,000	5.00%, 07/01/24	584,700
600,000	5.00%, 01/01/25	714,948
250,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	279,538
285,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/25	345,870
115,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/22	123,027
495,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	568,111
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	398,838
	State of Illinois (GO)
400,000	5.00%, 06/01/22	418,676
350,000	5.00%, 02/01/23	369,891
250,000	5.50%, 05/01/24	273,058
335,000	5.50%, 05/01/25	371,599
	State of Illinois, Series B (GO)
130,000	5.00%, 12/01/24	140,917
400,000	5.00%, 09/01/25	436,436
395,000	State of Illinois, Series C (RB) 5.00%, 06/15/22	415,919
	State of Illinois, Series D (GO)
470,000	5.00%, 11/01/22	489,571
345,000	5.00%, 11/01/25	372,203
		11,876,177
Indiana: 1.0%
500,000	City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	610,090
215,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	243,896
250,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/23	286,245
	Indiana Finance Authority, Series E (RB)
500,000	5.00%, 02/01/24	576,155
250,000	5.00%, 02/01/25	299,140
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	263,458
		2,278,984
Iowa: 0.3%
250,000	Iowa Finance Authority (RB) 5.00%, 08/01/23	282,435
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	280,725
		563,160

See Notes to Financial Statements

121

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Kansas: 0.2%
$350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	$380,366
Kentucky: 1.4%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	255,268
500,000	Kentucky Public Energy Authority, Gas Supply, Series A (RB) 4.00%, 01/02/24 (c) (p)	550,210
	Kentucky Public Energy Authority, Gas Supply, Series B (RB)
200,000	4.00%, 07/01/23	216,912
465,000	4.00%, 10/01/24 (c) (p)	518,484
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	621,796
320,000	5.00%, 11/01/23	361,978
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	332,348
125,000	5.00%, 07/01/24	143,414
		3,000,410
Louisiana: 0.4%
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) 5.00%, 10/01/22	189,259
590,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/23	652,581
		841,840
Maryland: 3.2%
450,000	County of Baltimore (CP) 5.00%, 03/01/26	554,391
500,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	626,105
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	356,234
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	469,848
165,000	State of Maryland, Department of Transportation (RB) 5.00%, 09/01/24	194,533
200,000	State of Maryland, Department of Transportation, Third Issue (RB) 5.00%, 12/15/23	229,286
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	849,574
2,730,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	3,161,122
Principal Amount		Value

Maryland: (continued)
$145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	$157,087
500,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	609,540
		7,207,720
Massachusetts: 2.4%
860,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	966,494
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,013,247
750,000	Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	848,730
125,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 12/01/21	130,056
	Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
1,025,000	5.00%, 07/15/26	1,290,014
500,000	5.00%, 10/15/26	633,445
	Massachusetts Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	270,795
220,000	5.00%, 08/01/23	248,477
		5,401,258
Michigan: 1.1%
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	208,818
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	111,331
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	556,660
	State of Michigan, Grant Anticipation (RB)
175,000	5.00%, 03/15/24	201,044
1,065,000	5.00%, 03/15/26	1,307,703
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	163,256
		2,548,812
Minnesota: 1.4%
200,000	Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	234,506
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	527,237

See Notes to Financial Statements

122

Principal Amount		Value

Minnesota: (continued)
$370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	$391,774
1,200,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,410,228
510,000	State of Minnesota, Various Purpose, Series D (GO) 5.00%, 08/01/22	552,514
		3,116,259
Missouri: 1.5%
1,000,000	City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,112,810
150,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	178,326
260,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	283,917
500,000	Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	612,630
1,000,000	Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	1,207,360
		3,395,043
Nebraska: 1.7%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	560,290
	Central Plains Energy Project, Gas Supply (RB)
825,000	2.50%, 05/01/25 (c) (p)	887,617
1,500,000	4.00%, 05/01/25 (c) (p)	1,718,340
525,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	550,888
		3,717,135
Nevada: 1.5%
	Clark County Limited Tax Bond Bank, Series A (GO)
100,000	5.00%, 11/01/23	113,823
385,000	5.00%, 11/01/25	470,443
250,000	Clark County School District, Series A (GO) 5.00%, 06/15/23	277,945
	Clark County School District, Series D (GO)
250,000	5.00%, 06/15/23	277,945
290,000	5.00%, 06/15/24	334,126
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	269,585
Principal Amount		Value

Nevada: (continued)
$300,000	Clark County, McCarran International Airport, Series A (RB) 5.00%, 07/01/23	$334,266
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	512,203
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	322,326
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	357,069
		3,269,731
New Jersey: 2.0%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
435,000	5.00%, 11/01/23	482,854
100,000	5.00%, 11/01/24	112,933
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	172,646
300,000	New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Issue (RB) 5.00%, 07/01/23	332,412
605,000	New Jersey Sports and Exposition Authority, Series A (RB) 5.00%, 09/01/24	665,754
890,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 06/15/24	1,003,626
120,000	New Jersey Turnpike Authority, Series C (RB) 5.00%, 01/01/22	126,301
335,000	State of New Jersey, Series T (GO) 5.00%, 06/01/22	356,467
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	851,264
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	322,463
		4,426,720
New Mexico: 1.4%
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	349,187
1,165,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 02/01/25 (c) (p)	1,378,649
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	354,621
	State of New Mexico, Series B (RB)
505,000	4.00%, 07/01/23	555,015
340,000	5.00%, 03/01/23	376,785
		3,014,257

See Notes to Financial Statements

123

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: 13.7%
	City of New York, Series A (GO)
$250,000	4.00%, 08/01/23	$273,580
670,000	5.00%, 08/01/22	723,030
375,000	5.00%, 08/01/22	404,681
100,000	5.00%, 08/01/23	112,153
230,000	5.00%, 08/01/24	267,674
500,000	City of New York, Series B-1 (GO) 5.00%, 10/01/22	543,340
	City of New York, Series C (GO)
750,000	5.00%, 08/01/24	872,850
750,000	5.00%, 08/01/25	901,747
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	358,890
100,000	City of New York, Series D-3 (GO) 5.00%, 08/01/23 (c) (p)	111,093
255,000	City of New York, Series E (GO) 5.00%, 08/01/24	296,769
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	112,665
	County of Nassau, Series C (GO)
775,000	5.00%, 10/01/22	836,295
200,000	5.00%, 10/01/24	231,812
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	103,285
210,000	5.00%, 02/15/22	222,268
100,000	5.00%, 02/15/23	109,221
500,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	542,995
	Metropolitan Transportation Authority, Series A (RB)
1,125,000	4.00%, 11/15/25	1,267,031
1,055,000	5.00%, 11/15/24	1,116,475
1,500,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	1,568,985
750,000	Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	781,125
	Metropolitan Transportation Authority, Series B (RB)
135,000	5.00%, 11/15/21	137,199
290,000	5.00%, 11/15/23	303,094
250,000	5.00%, 11/15/23	261,288
390,000	5.00%, 11/15/24	412,725
	Metropolitan Transportation Authority, Series C-1 (RB)
500,000	5.00%, 11/15/23	522,575
875,000	5.00%, 11/15/25	936,749
	Metropolitan Transportation Authority, Series F (RB)
200,000	5.00%, 11/15/23	209,030
235,000	5.00%, 11/15/25	251,584
250,000	Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	277,910
Principal Amount		Value

New York: (continued)
$640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/16/20 (c)	$640,326
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/24	292,193
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,093,390
310,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/21	324,489
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	516,275
530,000	New York City Water and Sewer System, Series CC-2 (RB) 5.00%, 12/15/21 (c)	558,101
125,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 10/01/24	148,009
240,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25	284,981
300,000	New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	327,426
110,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	128,239
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
250,000	5.00%, 10/01/22	270,023
365,000	5.00%, 10/01/23	408,858
385,000	5.00%, 10/01/25	459,628
300,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) 5.00%, 10/01/24	347,466
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	1,104,700
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	816,215
815,000	5.00%, 02/15/23	900,330
1,000,000	5.00%, 02/15/25	1,187,080

See Notes to Financial Statements

124

Principal Amount		Value

New York: (continued)
$350,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 03/15/25	$416,657
445,000	New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23	493,389
100,000	New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	110,874
	New York State Dormitory Authority, State Sales Tax, Series C (RB)
155,000	5.00%, 03/15/24	178,692
775,000	5.00%, 03/15/25	924,815
495,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	607,716
500,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	594,975
250,000	New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/01/22 (c)	253,225
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	187,259
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	875,905
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	530,860
320,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	351,933
		30,404,147
North Carolina: 1.3%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	123,982
105,000	5.00%, 01/15/22	110,411
290,000	County of Durham (GO) 4.00%, 10/01/24	332,227
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	368,039
665,000	State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	807,623
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	553,480
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	584,770
		2,880,532
Principal Amount		Value

Ohio: 3.0%
$530,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	$585,231
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	283,884
100,000	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 08/01/25	119,974
	County of Hamilton, Sales Tax, Series A (RB)
100,000	5.00%, 12/01/21	105,042
500,000	5.00%, 12/01/25	603,460
155,000	Hamilton County, Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	175,578
200,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	233,674
1,325,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,571,596
100,000	State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	122,266
560,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	631,596
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	214,350
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	739,172
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,118,540
115,000	State of Ohio, Miami University (RB) 5.00%, 09/01/25	139,802
		6,644,165
Oklahoma: 0.8%
	Oklahoma County Independent School District No. 89, Series A (GO)
500,000	0.05%, 07/01/22	498,015
450,000	1.25%, 07/01/24	459,747
500,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/22	538,775
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	383,362
		1,879,899
Oregon: 0.2%
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	391,017

See Notes to Financial Statements

125

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: 4.7%
$300,000	Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/25	$359,562
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	422,299
250,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/25	276,505
	City of Philadelphia, Series A (GO)
200,000	5.00%, 08/01/24	231,550
245,000	5.00%, 08/01/25	293,174
300,000	5.00%, 08/01/25	358,989
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	337,494
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	278,285
100,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 09/15/23	113,085
	Commonwealth of Pennsylvania, Second Series (GO)
880,000	5.00%, 01/15/22	929,720
590,000	5.00%, 09/15/22	641,348
370,000	5.00%, 01/15/23	407,248
	Delaware River Port Authority, Series B (RB)
350,000	5.00%, 01/01/25	412,440
1,170,000	5.00%, 01/01/26	1,422,966
270,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	290,939
330,000	Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project, Series B (RB) 1.80%, 08/15/22 (p)	333,643
500,000	Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	558,835
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	169,629
310,000	Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 03/15/24	355,127
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
175,000	5.00%, 06/15/23	195,046
100,000	5.00%, 06/15/25	119,632
350,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/22	379,960
Principal Amount		Value

Pennsylvania: (continued)
$400,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	$456,980
660,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	785,631
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	107,852
120,000	5.00%, 09/01/24	139,040
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	128,074
		10,505,053
Rhode Island: 0.6%
235,000	Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 06/15/22	251,847
1,000,000	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB) 5.00%, 05/15/23	1,088,460
		1,340,307
South Carolina: 1.6%
510,000	County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	606,048
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	580,720
1,500,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	1,652,790
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	406,504
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	365,950
		3,612,012
Tennessee: 1.7%
	Metropolitan Government of Nashville and Davidson County (GO)
200,000	5.00%, 07/01/24	234,358
525,000	5.00%, 07/01/26	657,715
450,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/26	547,312
500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	580,840
1,050,000	Tennessee Energy Acquisition Corp. (RB) 4.00%, 08/01/25 (c) (p)	1,193,976
560,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	601,098
		3,815,299

See Notes to Financial Statements

126

Principal Amount		Value

Texas: 8.8%
$300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	$332,715
500,000	Austin Independent School District (GO) 5.00%, 08/01/26	627,770
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	833,880
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/22	266,835
275,000	Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	311,509
1,000,000	Brazosport Independent School District (GO) 5.00%, 02/15/23	1,107,110
	City of Austin, Water and Wastewater System (RB)
200,000	5.00%, 05/15/22	214,562
290,000	5.00%, 11/15/22	317,982
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	121,242
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	388,213
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	290,165
	City of Houston, Public Improvement, Series A (GO)
500,000	5.00%, 03/01/22	531,390
250,000	5.00%, 03/01/22	265,695
250,000	City of Houston, Series A (GO) 5.00%, 03/01/23	276,618
500,000	City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	609,275
	Colorado River Municipal Water District (RB)
115,000	5.00%, 01/01/24	131,683
405,000	5.00%, 01/01/26	496,716
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	166,103
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	144,216
375,000	Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	423,885
150,000	Fort Worth Independent School District (GO) 5.00%, 02/15/24	173,060
325,000	Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	354,998
320,000	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB) 5.00%, 11/15/23	358,803
Principal Amount		Value

Texas: (continued)
$500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	$585,000
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	349,219
	Houston Independent School District, Limited Tax School House (GO)
440,000	5.00%, 02/15/22	466,937
155,000	5.00%, 02/15/24	178,664
	Houston Independent School District, Limited Tax School House, Series A (GO)
650,000	5.00%, 02/15/23	719,621
165,000	5.00%, 02/15/24	190,191
455,000	Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	568,563
500,000	Irving Independent School District, Series A (GO) 5.00%, 02/15/24	577,400
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	299,025
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	342,331
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	179,243
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	178,190
500,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/25 (c)	590,105
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	431,866
425,000	Plano Independent School District (GO) 5.00%, 02/15/22	451,018
	Port of Houston Authority of Harris County, Series A-2 (GO)
500,000	5.00%, 10/01/24	590,750
500,000	5.00%, 10/01/25	612,000
430,000	State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	506,566
500,000	State of Texas, Water Infrastructure Fund, Series B-3 (GO) 5.00%, 08/01/25	609,275
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
250,000	5.00%, 02/15/24	285,343
250,000	5.00%, 02/15/25	295,575

See Notes to Financial Statements

127

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$315,000	Texas Transportation Commission, State Highway Fund, First Tier, Series B (RB) 4.00%, 10/01/21 (p)	$325,420
	Texas Water Development Board (RB)
350,000	5.00%, 08/01/23	395,510
225,000	5.00%, 08/01/25	273,818
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	379,501
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	361,688
		19,487,244
Utah: 1.3%
	State of Utah (GO)
500,000	5.00%, 07/01/23	563,340
290,000	5.00%, 07/01/25	353,400
500,000	5.00%, 07/01/26	627,985
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	113,003
1,000,000	Utah County, IHC Health Services, Inc., Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,164,670
		2,822,398
Virginia: 2.4%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	270,336
125,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	149,851
1,000,000	County of Chesterfield, Series B (GO) (SAW) 5.00%, 01/01/23	1,102,790
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	144,689
1,000,000	Louisa Industrial Development Authority, Virginia Electric and Power Company Project, Series A (RB) (SAW) 1.90%, 06/01/23 (p)	1,031,990
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	264,875
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	155,419
Principal Amount		Value

Virginia: (continued)
$250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	$276,683
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	135,893
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	163,260
400,000	5.00%, 09/15/23	453,448
325,000	5.00%, 09/15/24	382,922
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	195,687
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	180,805
120,000	5.00%, 08/01/24	141,170
265,000	5.00%, 08/01/26	332,890
		5,382,708
Washington: 2.0%
500,000	Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/26	614,660
100,000	County of King (GO) 5.00%, 07/01/24	117,179
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	501,428
100,000	5.00%, 07/01/23	112,497
455,000	5.00%, 07/01/24	532,800
100,000	State of Washington, Certificates of Participation, State and Local Agency Real and Personal Property, Series A (CP) 5.00%, 07/01/21	103,129
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	230,392
750,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	881,085
1,000,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,122,590
270,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	303,442
		4,519,202

See Notes to Financial Statements

128

Principal Amount		Value

West Virginia: 0.2%
$410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	$463,673
Wisconsin: 2.2%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	584,267
	City of Milwaukee, Series N2 (GO)
100,000	4.00%, 03/01/23	108,138
750,000	4.00%, 03/01/25	859,567
	City of Milwaukee, Series N4 (GO)
225,000	5.00%, 04/01/24	258,833
125,000	5.00%, 04/01/25	149,016
500,000	5.00%, 04/01/26	610,190
	State of Wisconsin, Series 1 (GO)
125,000	5.00%, 11/01/21	130,933
210,000	5.00%, 11/01/21	219,967
500,000	5.00%, 11/01/22	547,430
310,000	5.00%, 05/01/25 (c)	373,817
815,000	State of Wisconsin, Series C (GO) 5.00%, 05/01/24 (c)	948,676
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	140,567
		4,931,401
Total Municipal Bonds: 98.5% (Cost: $213,959,791)		218,822,236
Other assets less liabilities: 1.5%		3,373,027
NET ASSETS: 100.0%		$222,195,263

See Notes to Financial Statements

129

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	5.4%	$11,721,772
Health Care	7.7	16,878,386
Housing	0.4	893,551
Industrial Revenue	8.8	19,333,637
Leasing	6.0	13,235,010
Local	16.9	36,977,587
Power	3.2	6,946,810
Special Tax	10.2	22,380,026
State	20.5	44,852,641
Tobacco	1.6	3,437,474
Transportation	13.0	28,361,431
Water & Sewer	6.3	13,803,911
	100.0%	$218,822,236

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$218,822,236	$—	$218,822,236

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

130

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2020 (unaudited)

	CEF Municipal Income ETF	High Yield Muni ETF	Intermediate Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$147,585,398	$2,704,324,701	$1,690,129,066
Affiliated issuers (2)	—	—	—
Cash	542	15,606,013	3,670,504
Receivables:
Investment securities sold	—	2,159,391	—
Shares of beneficial interest sold	—	—	15,308,140
Dividends and interest	457,974	42,466,420	18,632,542
Total assets	148,043,914	2,764,556,525	1,727,740,252

Liabilities:
Payables:
Investment securities purchased	—	2,679,520	15,238,153
Line of credit	143,452	—	—
Due to Adviser	53,178	809,016	343,606
Deferred Trustee fees	4,195	3,184	3,000
Accrued expenses	117	—	—
Total liabilities	200,942	3,491,720	15,584,759
NET ASSETS	$147,842,972	$2,761,064,805	$1,712,155,493
Shares outstanding	5,525,000	46,246,401	33,548,916
Net asset value, redemption and offering price per share	$26.76	$59.70	$51.03

Net assets consist of:
Aggregate paid in capital	$154,516,155	$2,913,826,797	$1,617,171,561
Total distributable earnings (loss)	(6,673,183)	(152,761,992)	94,983,932
NET ASSETS	$147,842,972	$2,761,064,805	$1,712,155,493
(1) Cost of investments – Unaffiliated issuers	$149,126,670	$2,761,073,487	$1,608,189,077
(2) Cost of investments – Affiliated issuers	$—	$—	$—

See Notes to Financial Statements

132

Long Muni ETF	Muni Allocation ETF	Short High Yield Muni ETF	Short Muni ETF

$214,949,002	$—	$226,903,872	$218,822,236
—	4,852,336	—	—
1,114,271	4,136	1,114,876	675,685
—	—	—	1,769,499
—	—	—	—
2,391,483	—	3,150,316	2,631,370
218,454,756	4,856,472	231,169,064	223,898,790

—	—	543,420	1,664,408
—	—	—	—
44,056	330	68,491	37,519
1,517	—	—	1,600
—	—	97	—
45,573	330	612,008	1,703,527
$218,409,183	$4,856,142	$230,557,056	$222,195,263
10,300,000	200,000	9,500,000	12,350,000

$21.20	$24.28	$24.27	$17.99

$209,810,089	$5,416,478	$241,172,491	$217,715,820
8,599,094	(560,336)	(10,615,435)	4,479,443
$218,409,183	$4,856,142	$230,557,056	$222,195,263
$207,636,432	$—	$229,966,173	$213,959,791
$—	$4,680,958	$—	$—

See Notes to Financial Statements

133

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2020 (unaudited)

	CEF Municipal Income ETF	High Yield Muni ETF	Intermediate Muni ETF
Income:
Interest	$23	$61,091,219	$18,252,585
Dividends – unaffiliated issuers	3,606,705	—	—
Dividends – affiliated issuers	—	—	—
Total income	3,606,728	61,091,219	18,252,585

Expenses:
Management fees	311,163	4,883,897	1,986,281
Interest	1,829	—	109
Total expenses	312,992	4,883,897	1,986,390
Net investment income	3,293,736	56,207,322	16,266,195

Net realized gain (loss) on:
Investments – unaffiliated issuers	(569,074)	(15,514,062)	3,478,185
Investments – affiliated issuers	—	—	—
In-kind redemptions	613,632	(47,438,116)	7,939,888
Net realized gain (loss)	44,558	(62,952,178)	11,418,073

Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	13,766,185	230,166,532	54,306,066
Investments – affiliated issuers	—	—	—
Net change in unrealized appreciation (depreciation)	13,766,185	230,166,532	54,306,066
Net Increase in Net Assets Resulting from Operations	$17,104,479	$223,421,676	$81,990,334

See Notes to Financial Statements

134

Long Muni ETF	Muni Allocation ETF	Short High Yield Muni ETF	Short Muni ETF

$2,930,652	$—	$3,964,746	$1,694,348
—	—	—	—
—	63,291	—	—
2,930,652	63,291	3,964,746	1,694,348

252,479	1,951	412,032	212,589
664	—	1,523	505
253,143	1,951	413,555	213,094
2,677,509	61,340	3,551,191	1,481,254

597,607	—	(641,563)	450,736
—	128,390	—	—
392,830	—	(2,760,437)	3,652
990,437	128,390	(3,402,000)	454,388

9,012,300	—	15,071,957	4,727,845
—	145,752	—	—
9,012,300	145,752	15,071,957	4,727,845
$12,680,246	$335,482	$15,221,148	$6,663,487

See Notes to Financial Statements

135

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High Yield Muni ETF

	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,293,736	$6,418,465	$56,207,322	$135,063,522
Net realized gain (loss)	44,558	(1,348,736)	(62,952,178)	(73,112,724)
Net change in unrealized appreciation (depreciation)	13,766,185	(12,581,766)	230,166,532	(329,370,475)
Net increase (decrease) in net assets resulting from operations	17,104,479	(7,512,037)	223,421,676	(267,419,677)

Distributions to shareholders:
From distributable earnings	(3,105,755)	(6,488,575)	(57,432,392)	(130,789,239)

Share transactions:**
Proceeds from sale of shares	4,712,718	55,048,993	446,865,245	1,221,086,378
Cost of shares redeemed	(13,254,860)	(42,631,985)	(422,156,285)	(908,446,635)
Increase (decrease) in net assets resulting from share transactions	(8,542,142)	12,417,008	24,708,960	312,639,743
Total increase (decrease) in net assets	5,456,582	(1,583,604)	190,698,244	(85,569,173)
Net Assets, beginning of period	142,386,390	143,969,994	2,570,366,561	2,655,935,734
Net Assets, end of period	$147,842,972	$142,386,390	$2,761,064,805	$2,570,366,561

** Shares of Common Stock Issued (no par value)
Shares sold	175,000	2,050,000	7,600,000	18,950,000
Shares redeemed	(500,000)	(1,700,000)	(7,150,000)	(15,450,000)
Net increase (decrease)	(325,000)	350,000	450,000	3,500,000

*	Commencement of operations

See Notes to Financial Statements

136

Intermediate Muni ETF		Long Muni ETF		Muni Allocation ETF
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	For the Period May 15, 2019* through April 30, 2020
(unaudited)		(unaudited)		(unaudited)

$16,266,195	$39,019,165	$2,677,509	$5,189,400	$61,340	$116,669
11,418,073	21,694,749	990,437	1,034,127	128,390	(833,509)
54,306,066	(15,398,761)	9,012,300	(5,040,336)	145,752	25,626

81,990,334	45,315,153	12,680,246	1,183,191	335,482	(691,214)

(16,589,914)	(41,718,531)	(2,657,750)	(5,352,305)	(71,500)	(95,420)

232,714,852	357,137,377	19,070,197	76,206,819	—	7,683,791
(167,639,202)	(499,235,628)	(10,481,539)	(25,241,268)	—	(2,304,997)

65,075,650	(142,098,251)	8,588,658	50,965,551	—	5,378,794
130,476,070	(138,501,629)	18,611,154	46,796,437	263,982	4,592,160
1,581,679,423	1,720,181,052	199,798,029	153,001,592	4,592,160	—
$1,712,155,493	$1,581,679,423	$218,409,183	$199,798,029	$4,856,142	$4,592,160

4,550,000	7,100,000	900,000	3,600,000	—	300,000
(3,300,000)	(9,950,000)	(500,000)	(1,200,000)	—	(100,000)
1,250,000	(2,850,000)	400,000	2,400,000	—	200,000

See Notes to Financial Statements

137

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short High Yield Muni ETF		Short Muni ETF
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
	(unaudited)		(unaudited)

Operations:
Net investment income	$3,551,191	$8,443,972	$1,481,254	$3,108,014
Net realized gain (loss)	(3,402,000)	(1,555,306)	454,388	824,500
Net change in unrealized appreciation (depreciation)	15,071,957	(20,189,964)	4,727,845	(757,914)
Net increase (decrease) in net assets resulting from operations	15,221,148	(13,301,298)	6,663,487	3,174,600

Distributions to shareholders:
From distributable earnings	(3,680,050)	(7,999,685)	(1,606,160)	(3,177,000)

Share transactions:**
Proceeds from sale of shares	2,437,596	97,158,157	15,345,620	9,788,193
Cost of shares redeemed	(46,687,411)	(15,135,972)	(1,805,548)	(7,062,607)
Increase (decrease) in net assets resulting from share transactions	(44,249,815)	82,022,185	13,540,072	2,725,586
Total increase (decrease) in net assets	(32,708,717)	60,721,202	18,597,399	2,723,186
Net Assets, beginning of period	263,265,773	202,544,571	203,597,864	200,874,678
Net Assets, end of period	$230,557,056	$263,265,773	$222,195,263	$203,597,864

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	3,850,000	850,000	550,000
Shares redeemed	(2,000,000)	(650,000)	(100,000)	(400,000)
Net increase (decrease)	(1,900,000)	3,200,000	750,000	150,000

See Notes to Financial Statements

138

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Municipal Income ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$24.34		$26.18	$24.97	$26.58	$28.50	$26.62
Income from investment operations:
Net investment income	0.57	(a)	1.09 (a)	1.16 (a)	1.27 (a)	1.37	1.39
Net realized and unrealized gain (loss) on investments	2.38		(1.83)	1.21	(1.61)	(1.90)	1.88
Total from investment operations	2.95		(0.74)	2.37	(0.34)	(0.53)	3.27
Less:
Dividends from net investment income	(0.53)		(1.10)	(1.16)	(1.27)	(1.39)	(1.39)
Net asset value, end of period	$26.76		$24.34	$26.18	$24.97	$26.58	$28.50
Total return (b)	12.17	%(c)	(3.17)%	9.83%	(1.45)%	(1.93)%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$147,843		$142,386	$143,970	$94,876	$83,719	$95,475
Ratio of gross expenses to average net assets (f)	0.40	%(d)	0.45%	0.48%	0.50%	0.51%	0.54%
Ratio of net expenses to average net assets (f)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense (f)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (f)	4.24	%(d)	4.02%	4.67%	4.78%	4.98%	5.38%
Portfolio turnover rate (e)	7	%(c)	10%	13%	9%	12%	10%

	High Yield Muni ETF #
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$56.13		$62.79	$62.16	$61.52	$63.18	$62.12
Income from investment operations:
Net investment income	1.20	(a)	2.69 (a)	2.67 (a)	2.72 (a)	2.68	2.96
Net realized and unrealized gain (loss) on investments	3.60		(6.73)	0.64	0.60	(1.64)	0.98
Total from investment operations	4.80		(4.04)	3.31	3.32	1.04	3.94
Less:
Dividends from net investment income	(1.23)		(2.62)	(2.68)	(2.68)	(2.70)	(2.88)
Net asset value, end of period	$59.70		$56.13	$62.79	$62.16	$61.52	$63.18
Total return (b)	8.61	%(c)	(6.86)%	5.46%	5.48%	1.69%	6.59%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,761,065		$2,570,367	$2,655,936	$2,436,743	$2,106,741	$1,882,555
Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.03	%(d)	4.26%	4.31%	4.37%	4.36%	4.86%
Portfolio turnover rate (e)	5	%(c)	12%	10%	14%	10%	8%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

139

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Muni ETF #
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$48.97		$48.94	$46.83	$47.40	$48.84	$46.98
Income from investment operations:
Net investment income	0.51	(a)	1.09 (a)	1.12 (a)	1.08 (a)	1.06	1.10
Net realized and unrealized gain (loss) on investments	2.07		0.10	2.11	(0.59)	(1.44)	1.86
Total from investment operations	2.58		1.19	3.23	0.49	(0.38)	2.96
Less:
Dividends from net investment income	(0.52)		(1.10)	(1.12)	(1.06)	(1.06)	(1.10)
Distributions from net realized capital gains	—		(0.06)	—	—	—	—
Total dividends and distributions	(0.52)		(1.16)	(1.12)	(1.06)	(1.06)	(1.10)
Net asset value, end of period	$51.03		$48.97	$48.94	$46.83	$47.40	$48.84
Total return (b)	5.28	%(c)	2.40%	6.98%	1.04%	(0.80)%	6.38%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,712,155		$1,581,679	$1,720,181	$1,697,602	$1,592,512	$1,418,799
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	1.96	%(d)	2.17%	2.37%	2.24%	2.22%	2.32%
Portfolio turnover rate (e)	6	%(c)	7%	7%	9%	7%	2%

	Long Muni ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$20.18		$20.40	$19.63	$19.63	$20.43	$19.60
Income from investment operations:
Net investment income	0.27	(a)	0.57 (a)	0.60 (a)	0.59 (a)	0.60	0.66
Net realized and unrealized gain (loss) on investments	1.02		(0.20)	0.77	0.01	(0.79)	0.83
Total from investment operations	1.29		0.37	1.37	0.60	(0.19)	1.49
Less:
Dividends from net investment income	(0.27)		(0.57)	(0.60)	(0.60)	(0.61)	(0.66)
Distributions from net realized capital gains	—		(0.02)	—	—	—	—
Total dividends and distributions	(0.27)		(0.59)	(0.60)	(0.60)	(0.61)	(0.66)
Net asset value, end of period	$21.20		$20.18	$20.40	$19.63	$19.63	$20.43
Total return (b)	6.42	%(c)	1.75%	7.15%	3.02%	(0.99)%	7.80%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$218,409		$199,798	$153,002	$154,107	$161,965	$156,292
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.54	%(d)	2.72%	3.06%	2.96%	2.99%	3.36%
Portfolio turnover rate (e)	11	%(c)	22%	22%	33%	17%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

140

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Muni Allocation ETF
	For the Six Months Ended October 31, 2020		For the Period May 15, 2019(a) through April 30, 2020
	(unaudited)
Net asset value, beginning of period	$22.96		$25.05
Income from investment operations:
Net investment income (b)	0.31		0.72
Net realized and unrealized gain (loss) on investments	1.37		(2.20)
Total from investment operations	1.68		(1.48)
Less:
Dividends from net investment income	(0.36)		(0.61)
Net asset value, end of period	$24.28		$22.96
Total return (c)	7.34	%(d)	(6.13	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,856		$4,592
Ratio of gross expenses to average net assets (g)	0.08	%(e)	1.28	%(e)
Ratio of net expenses to average net assets (g)	0.08	%(e)	0.08	%(e)
Ratio of net expenses to average net assets excluding interest expense (g)	0.08	%(e)	0.08	%(e)
Ratio of net investment income to average net assets (g)	2.52	%(e)	3.02	%(e)
Portfolio turnover rate (f)	150	%(d)	162	%(d)

	Short High Yield Muni ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020		2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$23.09		$24.70		$24.24	$24.26	$25.15	$25.43
Income from investment operations:
Net investment income	0.37	(b)	0.84	(b)	0.80 (b)	0.76 (b)	0.72	0.87
Net realized and unrealized gain (loss) on investments	1.18		(1.64)		0.43	(0.02)	(0.92)	(0.34)
Total from investment operations	1.55		(0.80)		1.23	0.74	(0.20)	0.53
Less:
Dividends from net investment income	(0.37)		(0.81)		(0.77)	(0.76)	(0.69)	(0.81)
Net asset value, end of period	$24.27		$23.09		$24.70	$24.24	$24.26	$25.15
Total return (c)	6.73	%(d)	(3.44)%		5.16%	3.07%	(0.81)%	2.14%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$230,557		$263,266		$202,545	$134,537	$114,033	$110,672
Ratio of expenses to average net assets	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.02	%(e)	3.37%		3.28%	3.11%	2.93%	3.55%
Portfolio turnover rate (f)	6	%(d)	17%		22%	27%	20%	16%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

141

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Muni ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$17.55		$17.54	$17.18	$17.52	$17.68	$17.54
Income from investment operations:
Net investment income	0.13	(a)	0.27 (a)	0.27 (a)	0.22 (a)	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.45		0.02	0.36	(0.34)	(0.17)	0.14
Total from investment operations	0.58		0.29	0.63	(0.12)	0.03	0.34
Less:
Dividends from net investment income	(0.14)		(0.28)	(0.27)	(0.22)	(0.19)	(0.20)
Net asset value, end of period	$17.99		$17.55	$17.54	$17.18	$17.52	$17.68
Total return (b)	3.30	%(c)	1.66%	3.70%	(0.70)%	0.20%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$222,195		$203,598	$200,875	$219,867	$267,138	$264,291
Ratio of expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets excluding interest expense	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.39	%(d)	1.54%	1.57%	1.26%	1.11%	1.13%
Portfolio turnover rate (e)	15	%(c)	34%	33%	41%	12%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

142

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
CEF Municipal Income ETF (“CEF Municipal”)	Diversified
High Yield Muni ETF[1] (“High Yield”)	Diversified
Intermediate Muni ETF[2] (“Intermediate”)	Diversified
Long Muni ETF[3] (“Long”)	Diversified
Muni Allocation ETF[4] (“Muni Allocation”)	Non-Diversified
Short High Yield Muni ETF[5] (“Short High Yield”)	Diversified
Short Muni ETF[6] (“Short”)	Diversified
[1]	Formerly known as High-Yield Municipal Index ETF

[2]	Formerly known as AMT-Free Intermediate Municipal Index ETF

[3]	Formerly known as AMT-Free Long Municipal Index ETF

[4]	Formerly known as Municipal Allocation ETF

[5]	Formerly known as Short High-Yield Municipal Index ETF

[6]	Formerly known as AMT-Free Short Municipal Index ETF

Each Fund’s investment objective (except for Muni Allocation) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The investment objective of Muni Allocation is to maximize long-term after-tax return, consisting of capital appreciation and income exempt from federal income tax. The Funds (except CEF Municipal and Muni Allocation) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The Muni Allocation is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, primarily in VanEck Vectors ETFs that invest in publicly traded municipal bonds.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges
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(unaudited) (continued)

are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
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E.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the period ended October 31, 2020 are as follows:

Fund	Unitary Management Fee Rate
CEF Municipal	0.40%
High Yield	0.35
Intermediate	0.24
Long	0.24
Muni Allocation	0.08
Short High Yield	0.35
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2020, the Adviser owned 13,600 shares of High Yield, 250,000 shares of Intermediate and 24,500 shares of Short High Yield.

Note 4—Capital Share Transactions—As of October 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

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(unaudited) (continued)

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Municipal	$10,729,552	$10,575,524	$4,712,645	$13,248,501
High Yield	341,635,284	147,004,252	239,587,940	407,063,718
Intermediate	124,780,284	92,161,210	219,398,955	177,951,054
Long	29,415,145	22,623,211	13,483,897	10,418,521
Muni Allocation	7,247,488	7,260,587	—	—
Short High Yield	16,275,478	14,266,603	2,240,655	47,389,381
Short	43,534,868	30,364,662	3,537,835	1,831,566

Note 6—Income Taxes—As of October 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$149,088,239	$1,957,459	$(3,460,300)	$(1,502,841)
High Yield	2,757,891,418	73,166,826	(126,733,543)	(53,566,717)
Intermediate	1,608,112,598	86,858,301	(4,841,833)	82,016,468
Long	207,636,175	8,354,521	(1,041,694)	7,312,827
Muni Allocation	4,706,330	171,378	(25,372)	146,006
Short High Yield	229,873,033	5,061,993	(8,031,154)	(2,969,161)
Short	214,032,243	5,407,689	(617,696)	4,789,993

The tax character of distributions paid to shareholders during the year ended April 30, 2020 were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains
CEF Municipal	$6,401,122	$87,453	$—
High Yield	128,217,138	2,572,101	—
Intermediate	39,297,148	157,745	2,263,638
Long	5,122,752	14,744	214,809
Muni Allocation	90,364	5,056	—
Short High Yield	7,783,491	216,194	—
Short	3,159,608	17,392	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2020, the following Funds had capital loss carryforwards available to offset future capital gains:

	Short-Term Capital Losses with No Expirations	Long-Term Capital Losses with No Expirations	Total
CEF Municipal	$(1,482,521)	$(4,212,192)	$(5,694,713)
High Yield	(13,227,918)	(35,524,408)	(48,752,326)
Muni Allocation	(845,822)	—	(845,822)
Short High Yield	(1,175,566)	(3,898,190)	(5,073,756)
Short	(307,252)	(607,689)	(914,941)
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The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High Yield and Short High Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High Yield and Short High Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds and Muni Allocation invests in ETFs that may trade at a discount or premium to their net asset value. These Funds are dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, CEF Municipal may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010 for Intermediate, Long, Short, and High Yield Funds, and on November 1, 2019, for CEF Municipal and Muni Allocation Funds. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Amounts accrued after these dates, including those from Short High Yield, are presented in “Due to Adviser”.

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(unaudited) (continued)

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2020, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Municipal	96	$353,775	1.42%
Intermediate	1	1,624,786	1.43
Long	10	108,626	1.41
Short High Yield	32	383,333	1.40
Short	4	394,817	1.45

As of October 31, 2020, outstanding loan balances, if any, are reflected in the Statements of Assets and Liabilities.

Note 10—Share Split—The Board of Trustees approved a 1 for 2 reverse share split for Intermediate Muni ETF and High Yield Muni ETF. On October 26, 2018 shares began trading on a split adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

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VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2020 (unaudited)

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Intermediate Muni ETF (formerly AMT-Free Intermediate Municipal Index ETF), Long Muni ETF (formerly AMT-Free Long Municipal Index ETF), Short Muni ETF (formerly AMT-Free Short Municipal Index ETF), CEF Municipal Income ETF (the “CEF Muni Fund”), High Yield Muni ETF (formerly High-Yield Municipal Index ETF) and Short High Yield Muni ETF (formerly Short High-Yield Municipal Index ETF) (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for the CEF Muni Fund, which had management fees greater than the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, except for the CEF Muni Fund, which had a total expense ratio greater than the average and median of its respective peer group of funds. The Trustees noted that, although the CEF Muni Fund had

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October 31, 2020 (unaudited) (continued)

above average fees compared to its peer group, the only peer fund with a similar strategy of investing in closed-end municipal funds had a higher fee. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size and expense ratio and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Vectors Muni Allocation ETF

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Muni Allocation ETF (formerly Municipal Allocation ETF) (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees discussed the information that the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

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The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding performance of the Fund against its benchmark and the Adviser’s statement that the Fund’s performance against its benchmark is more relevant than performance against its peer group, given the small number of funds with directly competing strategies. The Trustees noted that the Fund had underperformed its benchmark for the period from its inception on May 16, 2019 through May 27, 2020, as well as the unusual market environment during a portion of this relatively short period. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees below the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and median of its respective peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

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VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2020 (unaudited) (continued)

VanEck Vectors Sustainable Muni ETF

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Sustainable Muni ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 7, 2020 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

152

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2020 (unaudited)

VANECK VECTORS®

BDC Income ETF	BIZD®
ChinaAMC China Bond ETF	CBON®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Fallen Angel High Yield Bond ETF	ANGL®
Green Bond ETF	GRNB®
International High Yield Bond ETF	IHY®
Investment Grade Floating Rate ETF	FLTR®
J.P. Morgan EM Local Currency Bond ETF	EMLC®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

October 31, 2020 (unaudited)

Dear Fellow Shareholders:

The level of stimulus from the U.S. Federal Reserve (Fed) this year has been almost unprecedented and has had investment consequences. Financial markets have benefited from the Fed stimulus and the case for gold investing has become more solid.

Perhaps the surprise from this summer’s data is that the global economy is doing quite well, supporting the markets, despite the social distancing that we all feel in our personal lives. Important commodities like copper have regained pre-COVID-19 highs. In addition, China’s industrial recovery is pointing to all-time highs in activity, even though consumer activity is lagging a little.

One beneficiary is high yield bonds, particularly “fallen angels”—bonds that have been downgraded from investment grade. In a recessionary environment, some bonds are going to default or be downgraded. Fixed income markets this year generally started recovering after the Fed announced plans to intervene. We have already seen a record amount of new fallen angel bond volume—over $140B as of July 31, 20201—and expect more through the remainder of the calendar year.

Similar to 2016, when crude oil also swooned, we have seen a lot of energy companies become fallen angels, and the fallen angel strategy is buying those downgraded bonds. As reviewed in a recent blog, New Fallen Angel Bonds Drive Performance, these new energy fallen angels are among the top contributors to performance of the fallen angel strategy so far this year. As long as the Fed remains supportive, we believe this strategy should continue to do well.

We do, however, see two particular risks to this scenario: 1) an unforeseen rise in interest rates in the U.S. triggered by higher global growth or other factors; and 2) a bump in the return to full employment. An incredible number of people have been laid off in the U.S. and, regardless of GDP numbers, people are unlikely to quickly return to work at the same levels as the start of the year. Concern may be high enough for policy makers to take additional steps (any of which, however, remain, as yet, uncertain) that may impact the financial recovery.

The investing outlook sometimes does change suddenly, as it certainly has at times this year. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find a financial statement for each of the funds for the six month period ended October 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

November 4, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

[1]	Source: FactSet, ICE Data Indices, LLC and Morningstar.
1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2020 — October 31, 2020
BDC Income ETF
Actual	$1,000.00	$1,118.20	0.41%	$2.19
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
ChinaAMC China Bond ETF
Actual	$1,000.00	$1,047.90	0.51%	$2.63
Hypothetical**	$1,000.00	$1,022.63	0.51%	$2.60
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$1,084.50	0.35%	$1.84
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,130.80	0.40%	$2.15
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,136.90	0.35%	$1.89
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Green Bond ETF
Actual	$1,000.00	$1,034.30	0.20%	$1.03
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02
International High Yield Bond ETF
Actual	$1,000.00	$1,120.40	0.40%	$2.14
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,032.40	0.14%	$0.72
Hypothetical**	$1,000.00	$1,024.50	0.14%	$0.71
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$1,070.60	0.30%	$1.57
Hypothetical**	$1,000.00	$1,023.69	0.30%	$1.53
Mortgage REIT Income ETF
Actual	$1,000.00	$1,245.70	0.41%	$2.32
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,084.80	0.41%	$2.15
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

See Notes to Financial Statements

3

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Diversified Financials: 100.4%
799,374	Apollo Investment Corp. †	$6,051,261
1,824,638	Ares Capital Corp. †	25,234,744
542,130	Bain Capital Specialty Finance, Inc.	4,965,911
390,341	Barings BDC, Inc.	2,931,461
746,266	BlackRock TCP Capital Corp.	6,902,961
213,714	Capital Southwest Corp. †	2,838,122
293,593	Fidus Investment Corp.	3,103,278
624,926	FS KKR Capital Corp. †	9,123,920
742,027	FS KKR Capital Corp. II †	10,826,174
402,959	Gladstone Capital Corp. †	2,945,630
428,956	Gladstone Investment Corp.	3,573,203
1,101,287	Goldman Sachs BDC, Inc. †	16,849,691
773,076	Golub Capital BDC, Inc. †	9,825,796
885,959	Hercules Capital, Inc. †	9,922,741
329,214	Main Street Capital Corp. †	9,017,171
873,079	New Mountain Finance Corp. †	7,914,461
259,974	Newtek Business Services Corp. †	4,310,369
1,566,058	Oaktree Specialty Lending Corp.	7,141,224
1,112,774	Owl Rock Capital Corp. †	12,663,368
470,826	PennantPark Floating Rate Capital Ltd. †	3,672,443
866,121	PennantPark Investment Corp.	2,520,412
1,994,289	Prospect Capital Corp. †	9,871,731
Number of Shares		Value

Diversified Financials: (continued)
530,324	Sixth Street Specialty Lending, Inc.	$8,729,133
447,678	Solar Capital Ltd.	7,082,266
727,423	TCG BDC, Inc. †	5,979,417
373,826	TriplePoint Venture Growth BDC Corp. †	3,943,864
Total Common Stocks (Cost: $256,263,112)		197,940,752
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 11.2% (Cost: $22,192,566)
Money Market Fund: 11.2%
22,192,566	State Street Navigator Securities Lending Government Money Market Portfolio	22,192,566
Total Investments: 111.6% (Cost: $278,455,678)		220,133,318
Liabilities in excess of other assets: (11.6)%		(22,888,928)
NET ASSETS: 100.0%		$197,244,390

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $54,904,576.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer, Non-cyclical	2.2%	$4,310,369
Financial	97.8	193,630,383
Total	100%	$197,940,752

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$197,940,752	$—	$—	$197,940,752
Money Market Fund	22,192,566	—	—	22,192,566
Total	$220,133,318	$—	$—	$220,133,318

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

4

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 63.8%
Basic Materials: 3.2%
CNY	2,000,000	Aluminum Corp. of China Ltd. 3.50%, 09/05/22	$298,372
	5,000,000	Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	744,953
			1,043,325
Consumer, Cyclical: 3.3%
	6,600,000	Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	1,006,398
	500,000	Sinochem International Corp. 3.61%, 06/06/21	74,708
			1,081,106
Consumer, Non-cyclical: 1.0%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	175,812
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	149,355
			325,167
Diversified: 2.3%
	5,000,000	State Development & Investment Corp. Ltd. 3.79%, 06/03/23	750,951
Energy: 6.8%
	5,000,000	China Oilfield Services Ltd. 3.35%, 10/24/23	747,017
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	183,468
	4,000,000	Hubei Energy Group Co. Ltd. 3.55%, 11/11/21	598,202
	1,500,000	PetroChina Co. Ltd. 3.50%, 01/19/26	221,782
	3,000,000	Yanzhou Coal Mining Co. Ltd. 3.43%, 03/12/25	437,064
			2,187,533
Financial: 26.3%
	2,000,000	Beijing Capital Land Ltd. 4.89%, 09/14/23	302,504
	4,900,000	Beijing E-Town International Investment & Development Co. Ltd. 4.58%, 07/27/23	738,069
	3,000,000	Beijing Urban Construction Investment & Development Co. Ltd. 4.40%, 07/20/22	448,028
	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	150,434
		China Development Bank Corp.
	7,487,000	3.87%, 08/01/23	1,146,889
	5,400,000	3.91%, 04/06/22	817,711
	1,000,000	4.59%, 08/01/38	162,586
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/20/22	149,168
	1,000,000	7.00%, 03/03/21	150,306
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	156,425
Principal Amount			Value

Financial: (continued)
CNY	1,000,000	China Overseas Enterprise Development Group Co. Ltd. 3.85%, 11/19/22	$148,962
		Chongqing Longhu Development Co. Ltd.
	2,000,000	3.68%, 01/25/24	298,883
	1,600,000	5.60%, 03/21/23	240,923
	3,000,000	Cinda Investment Co. Ltd. 3.80%, 12/22/23	448,473
	3,000,000	CITIC Securities Co. Ltd. 3.78%, 09/10/24	447,556
	500,000	Dalian Wanda Commercial Management Group Co. Ltd. 4.70%, 07/27/21	75,019
	1,000,000	Financial Street Holdings Co. Ltd. 4.74%, 08/20/21	150,983
		Guangzhou R&F Properties Co. Ltd.
	6,000,000	6.58%, 12/04/22	885,198
	3,000,000	7.20%, 01/11/21	435,630
	1,000,000	Seazen Holdings Co. Ltd. 5.90%, 03/20/24	149,822
	3,000,000	Shanghai Shimao Co. Ltd. 4.65%, 01/15/22	452,779
	3,000,000	Shenwan Hongyuan Group Co. Ltd. 4.80%, 07/17/23	460,886
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	122,778
			8,540,012
Industrial: 10.4%
	3,000,000	CCCC Dredging Group Co. Ltd. 3.80%, 07/05/21	448,701
	5,000,000	China Communications Construction Co. Ltd. 3.97%, 07/26/26	751,300
	2,000,000	China COSCO Shipping Corp. Ltd. 4.50%, 04/24/21	300,323
	1,000,000	China Merchants Expressway Network & Technology Holdings Co. Ltd. 4.78%, 08/07/22	152,656
	1,248,200	China Railway Corp. 4.63%, 08/25/21	188,542
		Guangzhou Metro Group Co. Ltd.
	1,500,000	4.84%, 08/09/27	229,438
	1,800,000	6.05%, 06/03/24 #	282,601
	500,000	Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	81,551
	1,500,000	Nanchang Municipal Public Investment Holding Group Co. Ltd. 3.23%, 08/22/23	223,760
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	154,333
	810,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	123,751
	2,000,000	Xiamen C&D, Inc. 3.50%, 10/15/21	299,018

See Notes to Financial Statements

5

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Industrial: (continued)
CNY	1,000,000	Xiamen C&D Corp. Ltd. 4.14% (ChinaBond Government Security Yield Curve 3Y YTM+4.29%), 12/17/22	$149,696
			3,385,670
Utilities: 10.5%
	3,000,000	China Datang Corp. Renewable Power Co. Ltd. 3.58%, 09/26/22	448,733
	5,000,000	Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	746,054
	6,000,000	Huaneng Power International, Inc. 5.17% (ChinaBond Government Security Yield Curve 5Y YTM+5.02%), 09/25/22	919,321
	5,000,000	Shenzhen Energy Group Co. Ltd. 5.25%, 11/20/22	748,733
	1,500,000	State Grid Corp. of China 5.14%, 12/08/21	228,751
Principal Amount			Value

Utilities: (continued)
CNY	2,000,000	State Power Investment Corp. Ltd. 3.57% (ChinaBond Government Security Yield Curve 3Y YTM+4.08%), 07/06/23	$295,172
			3,386,764
Total Corporate Bonds (Cost: $20,345,649)			20,700,528
GOVERNMENT OBLIGATIONS: 11.3%
		China Government Bonds
	846,000	2.90%, 05/05/26	125,184
	6,069,000	3.27%, 08/22/46	836,053
	10,347,000	3.40%, 04/17/23	1,563,581
	7,541,000	4.26%, 07/31/21	1,139,059
Total Government Obligations (Cost: $3,712,223)			3,663,877
Total Investments: 75.1% (Cost: $24,057,872)			24,364,405
Other assets less liabilities: 24.9%			8,094,207
NET ASSETS: 100.0%			$32,458,612

Definitions:

CNY	Chinese Yuan

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $406,352 which represents 1.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	4.3%	$1,043,325
Consumer, Cyclical	4.4	1,081,106
Consumer, Non-cyclical	1.3	325,167
Diversified	3.1	750,951
Energy	9.0	2,187,533
Financial	35.1	8,540,012
Government	15.0	3,663,877
Industrial	13.9	3,385,670
Utilities	13.9	3,386,764
	100.0%	$24,364,405

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$20,700,528	$—	$20,700,528
Government Obligations*	—	3,663,877	—	3,663,877
Total	$—	$24,364,405	$—	$24,364,405

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

6

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 32.8%
Argentina: 0.1%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$15,025
Austria: 0.7%
	100,000	Suzano Austria GmbH 6.00%, 01/15/29	116,201
Bermuda: 0.7%
		Digicel Group 0.5 Ltd. 144A
	15,607	7.00% 12/31/99	2,185
	10,466	8.00% 04/01/25	3,558
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	104,545
			110,288
Brazil: 0.7%
	50,000	Banco do Brasil SA Reg S 5.88%, 01/26/22	52,150
	50,000	Itau Unibanco Holding SA Reg S 5.13%, 05/13/23	53,018
			105,168
British Virgin Islands: 2.7%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	110,296
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	59,425
	25,000	Gerdau Trade, Inc. Reg S 4.88%, 10/24/27	27,569
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	223,315
			420,605
Canada: 0.3%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	50,281
Cayman Islands: 4.7%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	109,521
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	76,942
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 02/06/24	51,255
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,303
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	105,340
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	217,604
	75,000	Vale Overseas Ltd. 6.88%, 11/21/36	100,789
			739,754
Principal
Amount			Value

China / Hong Kong: 0.7%
USD	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	$111,096
Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27 † (o)	98,476
	40,000	Ecopetrol SA 5.38%, 06/26/26	44,100
			142,576
Curacao: 0.1%
	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	9,611
Czech Republic: 0.4%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	70,507
India: 2.5%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	53,213
	200,000	Reliance Industries Ltd. 144A 4.13%, 01/28/25	219,952
	100,000	State Bank of India 144A 4.88%, 04/17/24	109,802
			382,967
Indonesia: 1.2%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	75,197
	100,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara Reg S 4.13%, 05/15/27	108,356
			183,553
Ireland: 0.8%
EUR	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	122,713
Luxembourg: 1.5%
USD	60,000	Gaz Capital SA Reg S 8.63%, 04/28/34	89,766
	100,000	Gazprom PJSC Via Gaz Capital SA Reg S 7.29%, 08/16/37	140,450
			230,216
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	110,769
Mexico: 4.3%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	177,680
	100,000	Cemex SAB de CV 144A 5.70%, 01/11/25	102,800

See Notes to Financial Statements

7

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Mexico: (continued)
USD	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	$54,558
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	69,835
	50,000	6.50%, 06/02/41	38,788
	64,000	6.63%, 06/15/38	50,080
	50,000	6.75%, 09/21/47	38,895
EUR	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	131,612
			664,248
Netherlands: 3.2%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	108,025
	75,000	MDGH - GMTN BV Reg S 5.50%, 03/01/22	79,914
	50,000	Metinvest BV 144A 7.75%, 04/23/23 †	51,291
		Petrobras Global Finance BV 50,000 6.00%, 01/27/28	56,177
	60,000	6.75%, 01/27/41	66,863
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	102,305
		Teva Pharmaceutical Finance Netherlands III BV
USD	20,000	2.80%, 07/21/23	19,005
	20,000	3.15%, 10/01/26	17,638
			501,218
Peru: 0.9%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	133,516
Poland: 0.4%
EUR	50,000	mBank SA Reg S 2.00%, 11/26/21	59,186
Saudi Arabia: 0.5%
USD	75,000	Saudi Arabian Oil Co 144A 4.25%, 04/16/39	85,538
Turkey: 0.9%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	49,375
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23 †	97,898
			147,273
United Arab Emirates: 1.7%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	125,880
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	132,811
			258,691
Principal
Amount			Value

United Kingdom: 1.2%
		Anglo American Capital Plc Reg S
USD	50,000	3.63%, 09/11/24	$53,882
	50,000	4.75%, 04/10/27	57,519
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22 †	52,869
	25,000	DTEK Finance Plc 10.75%, 12/31/24 (d) *	16,500
			180,770
United States: 1.0%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/24	100,187
	35,000	Southern Copper Corp. 7.50%, 07/27/35	51,422
			151,609
Total Corporate Bonds (Cost: $4,783,396)			5,103,379

GOVERNMENT OBLIGATIONS: 65.0%
Angola: 0.3%
	50,000	Angolan Government International Bonds 144A 8.25%, 05/09/28	39,476
Argentina: 0.3%
EUR	120,000	Provincia de Buenos Aires Reg S 1.00%, 05/15/35 (d) *	50,322
Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	68,336
	50,000	6.75%, 09/20/29	54,244
			122,580
Brazil: 4.3%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25	27,227
	25,000	5.00%, 01/27/45	25,745
	50,000	7.13%, 01/20/37	63,027

		Brazil Letras do Tesouro Nacional
BRL	520,000	0.00%, 01/01/24 ^	74,212
	270,000	0.00%, 01/01/22 ^	44,998
	280,000	0.00%, 07/01/22 ^	45,167
	440,000	0.00%, 07/01/23 ^	65,527
		Brazil Notas do Tesouro Nacional, Series F
	515,000	10.00%, 01/01/23	97,845
	420,000	10.00%, 01/01/25	81,549
	320,000	10.00%, 01/01/27	62,563
	175,000	10.00%, 01/01/29	34,535
	250,000	10.00%, 01/01/31	49,435
			671,830

See Notes to Financial Statements

8

Principal
Amount			Value

Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
USD	50,000	2.89%, 04/20/22	$51,518
	50,000	3.63%, 04/20/27	55,670
			107,188
Chile: 3.2%
		Bonos de la Tesoreria de la Republica de Chile
CLP	25,000,000	4.50%, 03/01/26	37,296
	25,000,000	5.00%, 03/01/35	38,911
	20,000,000	6.00%, 01/01/43	35,826
USD	100,000	Chile Government International Bonds 3.13%, 03/27/25	109,500
	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	124,284
EUR	100,000	Empresa de Transporte de Pasajeros Metro SA Reg S 4.70%, 05/07/50	121,075
USD	25,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	25,978
			492,870
China / Hong Kong: 0.8%
CNY	100,000	China Government Bonds 2.94%, 10/17/24	14,949
USD	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	109,504
			124,453
Colombia: 2.3%
		Colombia Government International Bonds
	25,000	4.00%, 02/26/24	26,695
	50,000	5.00%, 06/15/45	58,237
	25,000	6.13%, 01/18/41	32,238
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	35,842
	88,000,000	6.25%, 11/26/25	24,868
	135,600,000	7.00%, 05/04/22	37,465
	91,000,000	7.00%, 06/30/32	25,185
	158,100,000	7.50%, 08/26/26	46,950
	100,500,000	7.75%, 09/18/30	29,862
	139,400,000	10.00%, 07/24/24	44,060
			361,402
Croatia: 0.6%
USD	75,000	Croatia Government International Bonds 144A 6.00%, 01/26/24	86,558
Czech Republic: 1.6%
		Czech Republic Government Bonds
CZK	510,000	0.25%, 02/10/27	21,108
	370,000	1.25%, 02/14/25	16,304
	460,000	2.00%, 10/13/33	21,841
	430,000	2.75%, 07/23/29	21,231
Principal
Amount			Value

Czech Republic: (continued)
		Czech Republic Government Bonds Reg S
CZK	500,000	0.45%, 10/25/23	$21,503
	420,000	0.95%, 05/15/30	17,894
	480,000	1.00%, 06/26/26	20,889
	440,000	2.40%, 09/17/25	20,475
	440,000	2.50%, 08/25/28	21,176
EUR	50,000	3.88%, 05/24/22	62,276
			244,697
Dominican Republic: 0.3%
		Dominican Republic International Bonds Reg S
USD	25,000	5.95%, 01/25/27	27,313
	25,000	6.85%, 01/27/45	26,908
			54,221
Ecuador: 0.3%
		Ecuador Government International Bonds 144A
	4,391	0.00% 07/31/30 ^	2,020
	24,450	0.50%, 07/31/30 (s)	16,382
	49,530	0.50%, 07/31/35 (s)	27,303
	17,150	0.50%, 07/31/40 (s)	8,575
			54,280
Egypt: 0.3%
	50,000	Egypt Government International Bonds 144A 7.50%, 01/31/27	53,201
El Salvador: 0.2%
	30,000	El Salvador Government International Bonds Reg S 7.65%, 06/15/35	23,955
Hungary: 1.8%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	23,851
	8,650,000	2.50%, 10/24/24	28,697
	5,500,000	3.00%, 06/26/24	18,529
	7,450,000	3.00%, 10/27/27	25,550
	6,520,000	5.50%, 06/24/25	24,517
	6,600,000	6.00%, 11/24/23	23,942
	6,100,000	7.00%, 06/24/22	21,391
USD	100,000	Hungary Government International Bonds 5.38%, 03/25/24	114,828
			281,305
Indonesia: 6.1%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	115,900
	100,000	8.50%, 10/12/35	160,385
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	40,481
	487,000,000	6.13%, 05/15/28	32,477
	598,000,000	6.63%, 05/15/33	39,398
	435,000,000	7.00%, 05/15/22	31,011
	696,000,000	7.00%, 05/15/27	49,312

See Notes to Financial Statements

9

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Indonesia: (continued)
IDR	560,000,000	7.00%, 09/15/30	$39,458
	244,000,000	8.13%, 05/15/24	18,232
	550,000,000	8.25%, 05/15/29	41,443
	345,000,000	8.25%, 06/15/32	25,381
	425,000,000	8.25%, 05/15/36	31,245
	610,000,000	8.38%, 03/15/24	45,843
	559,000,000	8.38%, 09/15/26	42,618
	628,000,000	8.38%, 03/15/34	46,751
	268,000,000	8.75%, 05/15/31	20,637
	480,000,000	9.00%, 03/15/29	37,515
	214,000,000	10.50%, 08/15/30	18,608
	100,000	Perusahaan Gas Negara Tbk PT Reg S 5.13%, 05/16/24	109,750
			946,445
Israel: 2.6%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	37,567
	110,000	2.00%, 03/31/27	35,216
	100,000	3.75%, 03/31/24	32,851
	20,000	3.75%, 03/31/47	8,245
	125,000	4.25%, 03/31/23	40,288
	130,000	5.50%, 01/31/22	40,755
	90,000	5.50%, 01/31/42	45,222
	100,000	6.25%, 10/30/26	39,455
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,977
	50,000	4.50%, 01/30/43	64,939
			397,515
Jamaica: 0.4%
	50,000	Jamaica Government International Bonds 6.75%, 04/28/28	57,800
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bonds Reg S 5.13%, 07/21/25	58,226
Kuwait: 0.3%
	40,000	Kuwait International Government Bonds 144A 3.50%, 03/20/27	45,306
Malaysia: 3.8%
		Malaysia Government Bonds
MYR	85,000	3.42%, 08/15/22	21,086
	125,000	3.48%, 03/15/23	31,282
	50,000	3.50%, 05/31/27	12,877
	130,000	3.73%, 06/15/28	33,924
	70,000	3.80%, 09/30/22	17,519
	28,000	3.80%, 08/17/23	7,111
	45,000	3.83%, 07/05/34	11,691
	180,000	3.84%, 04/15/33	47,012
	64,000	3.89%, 08/15/29	16,897
	175,000	3.89%, 03/15/27	46,030
	92,000	3.90%, 11/16/27	24,219
	60,000	3.91%, 07/15/26	15,737
Principal
Amount			Value

Malaysia: (continued)
MYR	147,000	3.96%, 09/15/25	$38,485
	125,000	4.06%, 09/30/24	32,454
	123,000	4.18%, 07/15/24	31,978
	130,000	4.23%, 06/30/31	35,390
	125,000	4.39%, 04/15/26	33,480
	125,000	4.50%, 04/15/30	34,514
	60,000	4.64%, 11/07/33	16,843
	133,000	4.74%, 03/15/46	36,324
	130,000	4.76%, 04/07/37	36,520
	35,000	4.89%, 06/08/38	9,906
			591,279
Mexico: 5.6%
		Mexican Bonos
MXN	864,000	5.75%, 03/05/26	41,354
	1,150,000	6.50%, 06/09/22	55,735
	1,110,000	7.25%, 12/09/21	53,801
	1,190,100	7.50%, 06/03/27	61,569
	546,000	7.75%, 05/29/31	28,600
	477,000	7.75%, 11/23/34	24,747
	762,000	7.75%, 11/13/42	38,404
	906,000	8.00%, 12/07/23	46,557
	787,000	8.00%, 09/05/24	40,885
	756,000	8.00%, 11/07/47	38,705
	1,170,000	8.50%, 05/31/29	64,204
	735,000	8.50%, 11/18/38	40,135
	1,095,000	10.00%, 12/05/24	60,921
	430,000	10.00%, 11/20/36	26,455
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	83,783
	75,000	4.75%, 03/08/44	83,197
	60,000	6.05%, 01/11/40	75,561
			864,613
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	56,357
USD	100,000	Nigeria Government International Bonds 144A 6.50%, 11/28/27	97,366
			153,723
Oman: 0.7%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	68,714
	50,000	6.75%, 01/17/48	41,087
			109,801
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 03/17/28	22,722
	19,400	7.13%, 01/29/26	24,586
			47,308
Peru: 2.1%
		Peru Government Bonds
PEN	52,000	5.35%, 08/12/40	14,077
	64,000	5.40%, 08/12/34	18,658

See Notes to Financial Statements

10

Principal
Amount			Value

Peru: (continued)
PEN	45,000	5.70%, 08/12/24	$14,646
	74,000	5.94%, 02/12/29	24,449
	70,000	6.15%, 08/12/32	22,339
	90,000	6.35%, 08/12/28	30,443
	60,000	6.85%, 02/12/42	19,205
	60,000	6.90%, 08/12/37	19,660
	65,000	6.95%, 08/12/31	22,207
	55,000	8.20%, 08/12/26	20,471
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	79,431
	25,000	8.75%, 11/21/33	42,305
			327,891
Philippines: 1.9%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	65,365
	25,000	6.38%, 10/23/34	36,251
	25,000	9.50%, 02/02/30	41,009
	25,000	10.63%, 03/16/25	35,510

	100,000	Power Sector Assets & Liabilities Management Corp. Reg S 7.39%, 12/02/24	125,489
			303,624
Poland: 2.8%
		Republic of Poland Government Bonds
PLN	140,000	2.25%, 04/25/22	36,503
	118,000	2.25%, 10/25/24	32,186
	154,000	2.50%, 01/25/23	40,999
	108,000	2.50%, 04/25/24	29,487
	175,000	2.50%, 07/25/26	48,848
	175,000	2.50%, 07/25/27	49,051
	130,000	2.75%, 04/25/28	37,101
	144,000	2.75%, 10/25/29	41,469
	130,000	3.25%, 07/25/25	37,211
	135,000	4.00%, 10/25/23	38,078
	120,000	5.75%, 09/23/22	33,581
	50,000	5.75%, 04/25/29	17,615
			442,129
Qatar: 1.0%
USD	100,000	Qatar Government International Bonds Reg S 6.40%, 01/20/40	154,576
Romania: 1.8%
		Romania Government Bonds
RON	60,000	3.25%, 04/29/24	14,551
	80,000	3.40%, 03/08/22	19,319
	70,000	4.40%, 09/25/23	17,478
	70,000	4.50%, 06/17/24	17,677
	80,000	4.75%, 02/24/25	20,493
	55,000	4.85%, 04/22/26	14,299
	55,000	5.00%, 02/12/29	14,881
	60,000	5.80%, 07/26/27	16,608
	70,000	5.85%, 04/26/23	17,973
Principal
Amount			Value

Romania: (continued)
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	$31,815
	45,000	3.88%, 10/29/35	61,037
USD	25,000	4.88%, 01/22/24	27,809
			273,940
Russia: 3.3%
		Russian Federal Bonds
RUB	1,800,000	6.50%, 02/28/24	23,652
	1,690,000	6.90%, 05/23/29	22,607
	2,000,000	7.00%, 12/15/21	25,863
	1,200,000	7.00%, 08/16/23	15,925
	2,000,000	7.05%, 01/19/28	27,038
	2,300,000	7.10%, 10/16/24	30,897
	1,800,000	7.15%, 11/12/25	24,334
	1,500,000	7.25%, 05/10/34	20,382
	2,400,000	7.40%, 12/07/22	31,901
	1,410,000	7.40%, 07/17/24	19,077
	1,200,000	7.60%, 07/20/22	15,875
	2,600,000	7.70%, 03/23/33	36,488
	2,100,000	7.75%, 09/16/26	29,405
	1,800,000	7.95%, 10/07/26	25,413
	2,080,000	8.15%, 02/03/27	29,653
	1,700,000	8.50%, 09/17/31	25,132
		Russian Foreign Bonds Reg S
USD	25,500	7.50%, 03/31/30 (s)	29,401
	45,000	12.75%, 06/24/28	76,872
			509,915
Saudi Arabia: 1.8%
	50,000	Saudi Government International Bonds 144A 4.50%, 10/26/46	59,409
	200,000	Saudi Government International Bonds Reg S 3.25%, 10/26/26	218,317
			277,726
South Africa: 3.5%
		Republic of South Africa Government Bonds
ZAR	493,000	6.25%, 03/31/36	19,932
	700,000	7.00%, 02/28/31	35,293
	375,000	7.75%, 02/28/23	24,874
	870,000	8.00%, 01/31/30	49,303
	600,000	8.25%, 03/31/32	31,755
	700,000	8.50%, 01/31/37	33,805
	720,000	8.75%, 01/31/44	33,818
	1,175,000	8.75%, 02/28/48	54,987
	550,000	8.88%, 02/28/35	28,317
	547,000	9.00%, 01/31/40	26,932
	1,050,000	10.50%, 12/21/26	75,192
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	48,688
	75,000	5.88%, 09/16/25	82,071
			544,967

See Notes to Financial Statements

11

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Sri Lanka: 0.3%
		Sri Lanka Government International Bonds 144A
USD	50,000	5.75%, 04/18/23	$28,750
	40,000	6.85%, 11/03/25	22,398
			51,148
Thailand: 3.8%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	42,598
	1,300,000	2.00%, 12/17/22	42,944
	1,400,000	2.13%, 12/17/26	47,912
	445,000	2.40%, 12/17/23	15,037
	634,000	2.88%, 12/17/28	22,879
	1,350,000	3.40%, 06/17/36	53,669
	1,033,000	3.63%, 06/16/23	35,752
	825,000	3.65%, 12/17/21	27,390
	1,300,000	3.65%, 06/20/31	50,811
	779,000	3.78%, 06/25/32	31,052
	1,250,000	3.85%, 12/12/25	46,038
	350,000	4.00%, 06/17/66	16,047
	1,000,000	4.68%, 06/29/44	48,018
	230,000	4.85%, 06/17/61	11,876
	1,400,000	4.88%, 06/22/29	57,662
	900,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	39,005
			588,690
Turkey: 2.3%
		Turkey Government International Bonds
USD	75,000	5.75%, 05/11/47	58,377
	50,000	6.00%, 03/25/27	47,334
	90,000	6.88%, 03/17/36	83,137
TRY	100,000	7.10%, 03/08/23	10,223
USD	80,000	7.38%, 02/05/25	81,920
TRY	100,000	8.00%, 03/12/25	9,567
	130,000	10.50%, 08/11/27	13,212
	118,000	10.60%, 02/11/26	12,415
	100,000	10.70%, 08/17/22	11,249
	130,000	11.00%, 03/02/22	14,934
	42,000	12.20%, 01/18/23	4,812
	110,000	12.40%, 03/08/28	12,118
			359,298
Principal
Amount			Value

United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	$51,806
	65,000	3.13%, 10/11/27	72,392
			124,198
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	84,596
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	9,070
	300,000	9.88%, 06/20/22	7,236
			100,902
Total Government Obligations (Cost: $10,306,001)			10,099,358
Total Investments Before Collateral for Securities Loaned: 97.8% (Cost: $15,089,397)			15,202,737

Number
of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $99,853)
Money Market Fund: 0.6%
	99,853	State Street Navigator Securities Lending Government Money Market Portfolio	99,853
Total Investments: 98.4% (Cost: $15,189,250)			15,302,590
Other assets less liabilities: 1.6%			246,570
NET ASSETS: 100.0%			$15,549,160

See Notes to Financial Statements

12

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $238,998.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,963,874, or 12.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	4.5%	$686,107
Communications	3.8	581,555
Consumer, Non-cyclical	1.8	274,439
Diversified	2.5	372,849
Energy	9.5	1,442,975
Financial	10.8	1,639,283
Government	62.0	9,432,956
Industrial	2.1	324,062
Utilities	3.0	448,511
	100.0%	$15,202,737

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,103,379	$—	$5,103,379
Government Obligations*	—	10,099,358	—	10,099,358
Money Market Fund	99,853	—	—	99,853
Total	$99,853	$15,202,737	$—	$15,302,590

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

13

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 94.9%
Argentina: 2.7%
$360,374	Aeropuertos Argentina 2000 SA 144A 9.38%02/01/27	$228,837
350,000	AES Argentina Generacion SA 144A 7.75%, 02/02/24	237,125
625,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/23	285,938
640,000	Arcor SAIC 144A 6.00%, 07/06/23	595,686
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/26	231,004
150,000	Banco Macro SA Reg S 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/26	99,002
375,000	Capex SA 144A 6.88%, 05/15/24	290,160
300,000	Generacion Mediterranea SA 144A 9.63%, 07/27/23	136,223
150,000	Generacion Mediterranea SA Reg S 9.63%, 07/27/23	68,111
585,000	Genneia SA 144A 8.75%, 01/20/22	448,988
50,000	Genneia SA Reg S 8.75%, 01/20/22	38,375
450,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	340,155
50,000	IRSA Propiedades Comerciales SA Reg S 8.75%, 03/23/23	37,795
550,000	MSU Energy SA 144A 6.88%, 02/01/25	299,750
150,000	MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	81,750
	Pampa Energia SA 144A
550,000	7.38%, 07/21/23	461,989
825,000	7.50%, 01/24/27	574,303
300,000	9.13%, 04/15/29	219,000
75,000	Pampa Energia SA Reg S 7.38%, 07/21/23	62,999
640,000	Tecpetrol SA 144A 4.88%, 12/12/22	599,680
50,000	Tecpetrol SA Reg S 4.88%, 12/12/22	46,850
	Telecom Argentina SA 144A
500,000	8.00%, 07/18/26	413,505
475,000	8.50%, 08/06/25	390,830
50,000	Telecom Argentina SA Reg S 8.00%, 07/18/26	41,350
560,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	462,000
575,000	YPF Energia Electrica SA 144A 10.00%, 07/25/26	350,756
	YPF SA 144A
1,100,000	6.95%, 07/21/27	592,625
Principal
Amount		Value

Argentina: (continued)
$850,000	7.00%, 12/15/47	$431,936
730,000	8.50%, 03/23/25	470,850
2,005,000	8.50%, 07/28/25	1,205,005
662,000	8.50%, 06/27/29	371,713
1,850,000	8.75%, 04/04/24	1,224,515
300,000	YPF SA Reg S 6.95%, 07/21/27	161,625
		11,500,430
Austria: 0.4%
200,000	BRF GmbH 144A 4.35%, 09/29/26	202,052
	JBS Investments II GmbH 144A
400,000	5.75%, 01/15/28	421,000
500,000	7.00%, 01/15/26	535,015
	Klabin Austria GmbH 144A
300,000	5.75%, 04/03/29	332,025
300,000	7.00%, 04/03/49	343,275
		1,833,367
Azerbaijan: 0.7%
2,375,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,713,312
200,000	Southern Gas Corridor CJSC Reg S 6.88%, 03/24/26	228,489
		2,941,801
Bahrain: 0.8%
700,000	BBK BSC Reg S 5.50%, 07/09/24	712,075
	Oil and Gas Holding Co. BSCC 144A
1,175,000	7.50%, 10/25/27	1,242,772
650,000	7.63%, 11/07/24	695,935
600,000	8.38%, 11/07/28	660,865
200,000	Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	211,536
		3,523,183
Bermuda: 1.3%
	China Oil & Gas Group Ltd. Reg S
200,000	4.63%, 04/20/22	200,997
200,000	5.50%, 01/25/23	205,240
400,000	Cosan Ltd. 144A 5.50%, 09/20/29	412,910
1,087,142	Digicel Group 0.5 Ltd. 10.00%, 04/01/24	828,946
	Digicel Group 0.5 Ltd. 144A
217,595	7.00%12/31/99	30,463
513,396	8.00%04/01/25	174,555
437,000	Digicel Group Two Ltd. 144A 8.25%, 09/30/22 *	1,097
1,000,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	1,002,500
1,075,000	Digicel Ltd. 144A 6.75%, 03/01/23	666,779
200,000	Digicel Ltd. Reg S 6.75%, 03/01/23	124,052
400,000	Geopark Ltd. 144A 5.50%, 01/17/27	349,004

See Notes to Financial Statements

14

Principal Amount		Value

Bermuda: (continued)
$200,000	Hopson Development Holdings Ltd. Reg S 7.50%, 06/27/22	$201,750
766,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	800,700
750,000	Li & Fung Ltd. Reg S 5.25%, 12/29/49 (o)	553,125
		5,552,118
Brazil: 3.3%
	Banco Bradesco SA 144A
300,000	2.85%, 01/27/23	304,725
400,000	3.20%, 01/27/25	408,400
450,000	5.75%, 03/01/22	471,492
200,000	Banco Bradesco SA Reg S 2.85%, 01/27/23	203,150
	Banco BTG Pactual SA 144A
200,000	4.50%, 01/10/25	203,500
175,000	5.75%, 09/28/22	183,621
	Banco BTG Pactual SA Reg S
200,000	5.50%, 01/31/23 †	210,250
100,000	5.75%, 09/28/22	104,926
150,000	Banco Daycoval SA Reg S 4.25%, 12/13/24	151,904
900,000	Banco do Brasil SA 3.88%, 10/10/22	927,405
	Banco do Brasil SA 144A
550,000	4.63%, 01/15/25 †	585,205
300,000	4.75%, 03/20/24	319,128
200,000	4.88%, 04/19/23	211,400
630,000	5.88%, 01/26/22	657,090
300,000	5.88%, 01/19/23	320,328
50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	51,924
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	207,697
200,000	Banco Safra SA 144A 4.13%, 02/08/23	206,860
	Banco Votorantim SA 144A
200,000	4.00%, 09/24/22	205,000
200,000	4.38%, 07/29/25	208,250
200,000	4.50%, 09/24/24	206,752
100,000	8.25% (US Treasury Yield Curve Rate T 5 Year+6.11%), 12/31/99	102,400
	BRF SA 144A
300,000	4.88%, 01/24/30 †	301,206
200,000	5.75%, 09/21/50	191,025
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	206,202
735,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24 †	827,794
	Centrais Eletricas Brasileiras SA 144A
200,000	3.63%, 02/04/25	200,212
400,000	4.63%, 02/04/30	405,500
300,000	CSN Resources SA 144A 7.63%, 04/17/26 †	308,550
Principal Amount		Value

Brazil: (continued)
$350,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 06/08/25	$363,041
	Itau Unibanco Holding SA 144A
500,000	2.90%, 01/24/23	504,505
200,000	3.25%, 01/24/25	202,900
300,000	4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	295,578
400,000	4.63% (US Treasury Yield Curve Rate T 5 Year+3.22%), 12/31/99 (o)	346,704
925,000	5.13%, 05/13/23	980,824
700,000	5.50%, 08/06/22	737,450
500,000	5.65%, 03/19/22	521,380
400,000	6.20%, 12/21/21	415,600
200,000	Light Servicos de Eletricidade SA / Light Energia SA 144A 7.25%, 05/03/23	209,277
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23 †	309,000
		13,778,155
British Virgin Islands: 4.4%
674,000	Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	694,641
1,116,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	1,171,800
200,000	Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 12/31/99 (o)	194,500
300,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 12/31/99 (o)	314,238
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/22	649,247
200,000	5.88%, 02/13/23	169,993
400,000	8.13%, 02/27/23	351,994
200,000	8.13%, 07/11/24	168,239
	Fortune Star BVI Ltd. Reg S
1,000,000	5.25%, 03/23/22	1,004,990
200,000	5.95%, 01/29/23	203,613
200,000	6.75%, 07/02/23	207,101
200,000	6.85%, 07/02/24	209,603
	Franshion Brilliant Ltd. Reg S
200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.75%), 12/31/99	169,944
200,000	5.75% (USD Swap Semi 30/360 5 Year+3.86%), 12/29/49 (o)	189,999
200,000	Gemstones International Ltd. Reg S 12.00%, 03/10/23	197,746
	Gold Fields Orogen Holdings BVI Ltd. 144A
750,000	5.13%, 05/15/24	820,744
550,000	6.13%, 05/15/29	657,250
	Greenland Global Investment Ltd. Reg S
550,000	5.88%, 07/03/24	503,781
200,000	6.25%, 12/16/22	198,499

See Notes to Financial Statements

15

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

British Virgin Islands: (continued)
$300,000	6.75%, 06/25/22	$298,875
200,000	6.75%, 09/26/23	193,976
300,000	6.75%, 03/03/24	287,232
450,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	455,063
200,000	Haimen Zhongnan Investment Development International Co. Ltd. Reg S 10.88%, 06/18/22	208,496
500,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	472,474
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	421,267
400,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	384,361
400,000	New Metro Global Ltd. Reg S 6.50%, 05/20/22	409,250
200,000	Oriental Capital Co. Ltd. Reg S 7.00%, 10/17/22	198,500
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	42,350
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 12/31/99 (o)	224,915
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 12/31/99 (o)	195,934
	RKPF Overseas 2019 A Ltd. Reg S
200,000	6.00%, 09/04/25	200,293
200,000	6.70%, 09/30/24	206,730
200,000	7.88%, 02/01/23	210,660
200,000	RongXingDa Development BVI Ltd. Reg S 8.00%, 04/24/22	196,752
	Scenery Journey Ltd. Reg S
200,000	11.50%, 10/24/22	170,035
600,000	12.00%, 10/24/23	490,499
600,000	13.00%, 11/06/22	520,587
500,000	13.75%, 11/06/23	431,225
200,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 12/31/99 (o)	167,995
680,250	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	751,358
	Studio City Finance Ltd. 144A
650,000	6.00%, 07/15/25	654,062
650,000	6.50%, 01/15/28	643,630
800,000	7.25%, 02/11/24	824,484
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	295,170
200,000	Wanda Properties Overseas Ltd. Reg S 6.95%, 12/05/22	198,992
200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	206,484
200,000	Zhaojin Mining International Finance Ltd. Reg S 5.50%, 03/01/22	204,994
200,000	Zhuji Development Ltd. Reg S 7.00%, 12/11/21	206,999
		18,451,564
Principal Amount		Value

Canada: 2.0%
$400,000	Canacol Energy Ltd. 144A 7.25%, 05/03/25 †	$410,750
	First Quantum Minerals Ltd. 144A
1,050,000	6.50%, 03/01/24	1,044,094
1,261,000	6.88%, 03/01/26	1,253,907
1,600,000	6.88%, 10/15/27	1,594,000
1,689,000	7.50%, 04/01/25	1,698,501
2,100,000	First Quantum Minerals Ltd. 144A 7.25%, 04/01/23	2,113,702
500,000	Frontera Energy Corp. 144A 9.70%, 06/25/23	399,328
		8,514,282
Cayman Islands: 13.8%
	Agile Group Holdings Ltd. Reg S
200,000	5.75%, 01/02/25	199,498
200,000	6.70%, 03/07/22	206,984
200,000	7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 12/31/99	204,748
400,000	8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/31/99 (o)	415,500
500,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	477,460
600,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	564,000
600,000	Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	562,500
350,000	Braskem Finance Ltd. 6.45%, 02/03/24	373,625
200,000	CAR, Inc. Reg S 8.88%, 05/10/22	172,748
	Central China Real Estate Ltd. Reg S
400,000	6.88%, 08/08/22	404,240
200,000	7.25%, 04/24/23	201,358
200,000	7.65%, 08/27/23	201,603
	CFLD Cayman Investment Ltd. Reg S
200,000	6.90%, 01/13/23	186,246
200,000	7.13%, 04/08/22	193,998
200,000	8.05%, 01/13/25	176,494
500,000	8.60%, 04/08/24	461,250
400,000	China Aoyuan Group Ltd. Reg S 8.50%, 01/23/22	411,000
	China Evergrande Group Reg S
850,000	7.50%, 06/28/23	643,865
1,100,000	8.25%, 03/23/22	926,750
1,900,000	8.75%, 06/28/25	1,406,000
600,000	9.50%, 04/11/22 †	512,994
500,000	9.50%, 03/29/24	376,979
200,000	11.50%, 01/22/23	167,492
200,000	China SCE Group Holdings Ltd. Reg S 7.25%, 04/19/23	205,353
500,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	502,245
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/22	202,999
200,000	6.00%, 07/16/25	206,497
200,000	6.45%, 11/07/24	210,487
400,000	6.55%, 03/28/24	422,979

See Notes to Financial Statements

16

Principal Amount		Value

Cayman Islands: (continued)
$400,000	7.63%, 02/28/23	$423,001
925,000	Comcel Trust 144A 6.88%, 02/06/24	948,222
200,000	Comunicaciones Celulares SA Reg S 6.88%, 02/06/24	205,021
350,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	345,097
200,000	CSN Islands XI Corp. Reg S 6.75%, 01/28/28	197,198
	Dar Al-Arkan Sukuk Co. Ltd. Reg S
800,000	6.75%, 02/15/25	767,024
700,000	6.88%, 03/21/23	689,206
400,000	6.88%, 02/26/27	378,730
950,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 12/31/99 (o)	1,002,677
1,900,000	DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99	1,996,520
200,000	eHi Car Services Ltd. Reg S 5.88%, 08/14/22	170,996
200,000	E-House China Enterprise Holdings Ltd. Reg S 7.63%, 04/18/22	201,497
	Emaar Sukuk Ltd. Reg S
900,000	3.64%, 09/15/26	876,548
700,000	3.88%, 09/17/29	661,514
300,000	Embraer Overseas Ltd. 144A 5.70%, 09/16/23	305,790
400,000	Emirates REIT Sukuk Ltd. Reg S 5.13%, 12/12/22	178,000
400,000	Energuate Trust 144A 5.88%, 05/03/27	412,604
600,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	530,524
	Fantasia Holdings Group Co. Ltd. Reg S
400,000	10.88%, 01/09/23	411,484
200,000	11.88%, 06/01/23	207,481
200,000	12.25%, 10/18/22	210,493
400,000	GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	361,853
200,000	Golden Eagle Retail Group Ltd. 144A 4.63%, 05/21/23	201,500
200,000	Greentown China Holdings Ltd. Reg S 5.65%, 07/13/25	207,934
	Grupo Aval Ltd. 144A
1,200,000	4.38%, 02/04/30	1,170,000
1,275,000	4.75%, 09/26/22	1,327,594
200,000	Guorui Properties Ltd. Reg S 13.50%, 02/27/22	190,519
600,000	Industrial Senior Trust 144A 5.50%, 11/01/22	627,000
400,000	Jiayuan International Group Ltd. Reg S 13.75%, 02/18/23	391,500
400,000	Kaisa Group Holdings Ltd. 144A 11.95%, 10/22/22	410,090
	Kaisa Group Holdings Ltd. Reg S
600,000	8.50%, 06/30/22	586,488
Principal
Amount		Value

Cayman Islands: (continued)
$1,150,000	9.38%, 06/30/24	$1,044,850
300,000	10.88%, 07/23/23	298,496
200,000	11.25%, 04/09/22	204,498
200,000	11.25%, 04/16/25	190,210
400,000	11.50%, 01/30/23	404,975
	KWG Group Holdings Ltd. Reg S
200,000	7.40%, 03/05/24	209,500
400,000	7.88%, 09/01/23	420,499
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/24	200,491
300,000	6.00%, 09/15/22	305,241
700,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	642,944
550,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	505,171
200,000	Logan Group Co. Ltd. Reg S 7.50%, 08/25/22	207,494
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 02/23/23	202,491
200,000	6.50%, 07/16/23	207,427
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 12/31/99 (o)	541,465
500,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/31/99 (o)	497,471
	Melco Resorts Finance Ltd. 144A
1,200,000	4.88%, 06/06/25	1,208,127
600,000	5.25%, 04/26/26 †	604,718
900,000	5.38%, 12/04/29	867,898
928,000	5.63%, 07/17/27	944,187
1,000,000	5.75%, 07/21/28	997,769
200,000	Melco Resorts Finance Ltd. Reg S 5.38%, 12/04/29	193,073
	MGM China Holdings Ltd. 144A
200,000	5.25%, 06/18/25	201,940
300,000	5.38%, 05/15/24	300,692
300,000	5.88%, 05/15/26	303,720
	Mumtalakat Sukuk Holding Co. Reg S
500,000	4.00%, 11/25/21	505,159
400,000	4.10%, 01/21/27	398,278
1,000,000	5.63%, 02/27/24	1,054,035
400,000	NagaCorp Ltd. Reg S 7.95%, 07/06/24	401,678
550,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	509,647
	Powerlong Real Estate Holdings Ltd. Reg S
200,000	6.25%, 08/10/24	202,495
200,000	6.95%, 07/23/23	206,997
	Redsun Properties Group Ltd. Reg S
200,000	9.70%, 04/16/23	205,740
200,000	9.95%, 04/11/22	206,239
	Ronshine China Holdings Ltd. Reg S
400,000	8.75%, 10/25/22	410,986
200,000	8.95%, 01/22/23	206,482
400,000	10.50%, 03/01/22	418,997
450,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/22	461,250

See Notes to Financial Statements

17

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Cayman Islands: (continued)
$200,000	Seazen Group Ltd. Reg S 6.45%, 06/11/22	$203,875
900,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	300,375
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	461,138
	Sunac China Holdings Ltd. Reg S
200,000	6.50%, 01/10/25	192,493
400,000	7.50%, 02/01/24	400,974
500,000	7.88%, 02/15/22	508,746
600,000	7.95%, 08/08/22	612,735
400,000	7.95%, 10/11/23	406,973
200,000	8.35%, 04/19/23	205,359
700,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	761,512
200,000	Times China Holdings Ltd. Reg S 7.63%, 02/21/22	204,240
600,000	Times Property Holdings Ltd. Reg S 6.60%, 03/02/23	612,883
701,000	WTT Investment Ltd. 144A 5.50%, 11/21/22 †	721,154
	Wynn Macau Ltd. 144A
825,000	4.88%, 10/01/24 †	793,902
1,275,000	5.13%, 12/15/29	1,182,307
1,250,000	5.50%, 01/15/26	1,204,687
900,000	5.50%, 10/01/27	845,730
750,000	5.63%, 08/26/28	721,875
400,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	414,500
	Yuzhou Group Holdings Co. Ltd. Reg S
200,000	7.38%, 01/13/26	193,000
200,000	8.38%, 10/30/24	207,700
	Yuzhou Properties Co. Ltd. Reg S
300,000	6.00%, 01/25/22	302,248
500,000	6.00%, 10/25/23	495,864
400,000	8.30%, 05/27/25	406,890
200,000	8.50%, 02/26/24	208,485
	Zhenro Properties Group Ltd. Reg S
200,000	8.65%, 01/21/23	204,991
200,000	9.15%, 03/08/22	205,498
200,000	9.15%, 05/06/23	207,496
		57,872,957
Chile: 0.9%
550,000	AES Gener SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	555,019
800,000	7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79 †	828,473
478,900	Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	484,288
500,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	401,352
250,000	Empresa Electrica Guacolda SA Reg S 4.56%, 04/30/25	200,676
500,000	Geopark Ltd. 144A 6.50%, 09/21/24 †	471,250
750,000	VTR Comunicaciones SpA 144A 5.13%, 01/15/28	792,450
		3,733,508
Principal Amount		Value

China / Hong Kong: 1.9%
$200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 12/31/99 (o)	$200,992
400,000	Bank of China Ltd. Reg S 3.60% (US Treasury Yield Curve Rate T 5 Year+2.45%), 12/31/99 (o)	400,000
250,000	Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 12/31/99	250,938
1,600,000	Bank of East Asia Ltd. Reg S 5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 12/31/99 (o)	1,625,637
200,000	Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 12/31/99 (o)	202,993
200,000	Chengdu Airport Xingcheng Investment Group Co. Ltd. Reg S 6.50%, 07/18/22	205,500
200,000	Chengdu Economic & Technological Investment Group Co. Ltd. Reg S 7.50%, 02/12/22	204,748
200,000	China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	215,957
400,000	China South City Holdings Ltd. Reg S 11.50%, 02/12/22	396,250
650,000	Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 12/31/99 (o)	648,146
500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 12/31/99 (o)	530,519
1,500,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 12/31/99 (o)	1,496,250
200,000	Yancoal International Resources Development Co. Ltd. Reg S 6.00%, 11/29/21	206,999
	Yango Justice International Ltd. Reg S
200,000	8.25%, 11/25/23	204,218
200,000	9.25%, 04/15/23	209,231
	Yanlord Land HK Co. Ltd. Reg S
200,000	5.88%, 01/23/22	203,624
200,000	6.75%, 04/23/23	207,738
200,000	6.80%, 02/27/24	210,483
200,000	Zhangzhou Transportation Development Group Co. Ltd. Reg S 6.50%, 06/26/22	205,000
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	210,203
		8,035,426
Colombia: 1.5%
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	421,600

See Notes to Financial Statements

18

Principal Amount		Value

Colombia: (continued)
$200,000	Banco Bilbao Vizcaya Argentaria Colombia SA Reg S 4.88%, 04/21/25 †	$210,800
650,000	Banco Davivienda SA 144A 5.88%, 07/09/22	690,453
	Banco de Bogota SA 144A
775,000	5.38%, 02/19/23	814,920
1,133,000	6.25%, 05/12/26 †	1,244,895
200,000	Banco de Bogota SA Reg S 6.25%, 05/12/26	219,752
400,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/27	397,000
700,000	Bancolombia SA 4.63% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	684,687
900,000	5.13%, 09/11/22	944,100
600,000	Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	639,750
200,000	Credivalores-Crediservicios SAS 144A 8.88%, 02/07/25	144,500
		6,412,457
Costa Rica: 0.4%
600,000	Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	609,000
	Instituto Costarricense de Electricidad 144A
550,000	6.38%, 05/15/43	378,125
700,000	6.95%, 11/10/21	688,632
		1,675,757
Croatia: 0.2%
800,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	870,421
Curacao: 0.3%
800,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	768,860
500,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	496,138
		1,264,998
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	275,571
500,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	517,500
		793,071
Georgia: 0.4%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	416,000
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	196,000
700,000	Georgian Railway JSC 144A 7.75%, 07/11/22	732,375
500,000	TBC Bank JSC 144A 5.75%, 06/19/24	506,875
		1,851,250
Principal Amount		Value

Greece: 0.2%
$600,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 144A 10.75%, 07/01/25 †	$634,500
India: 4.0%
600,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.25%, 12/10/24	650,070
600,000	Axis Bank Ltd. 144A 3.00%, 08/08/22	606,750
	Bank of Baroda Reg S
650,000	3.50%, 04/04/22	663,328
400,000	3.88%, 04/04/24	414,789
	Canara Bank Reg S
700,000	3.25%, 08/10/22	713,597
500,000	3.88%, 03/28/24	517,607
	Delhi International Airport Ltd. 144A
700,000	6.13%, 10/31/26	713,871
500,000	6.45%, 06/04/29 †	505,350
200,000	Delhi International Airport Ltd. Reg S 6.45%, 06/04/29	202,140
600,000	Future Retail Ltd. 144A 5.60%, 01/22/25	414,000
	GMR Hyderabad International Airport Ltd. 144A
500,000	4.25%, 10/27/27	452,500
400,000	5.38%, 04/10/24	397,426
800,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	815,489
500,000	IIFL Finance Ltd. Reg S 5.88%, 04/20/23	444,975
500,000	Indiabulls Housing Finance Ltd. Reg S 6.38%, 05/28/22	433,118
600,000	IndusInd Bank Ltd. Reg S 3.88%, 04/15/22	602,241
	JSW Steel Ltd. Reg S
700,000	5.25%, 04/13/22	712,678
600,000	5.38%, 04/04/25	600,380
400,000	5.95%, 04/18/24	410,975
600,000	5.95%, 04/18/24	616,462
400,000	Manappuram Finance Ltd. Reg S 5.90%, 01/13/23	403,991
	Muthoot Finance Ltd. 144A
650,000	4.40%, 09/02/23 †	649,876
600,000	6.13%, 10/31/22	620,454
	ReNew Power Private Ltd. 144A
500,000	5.88%, 03/05/27	513,264
300,000	6.45%, 09/27/22	308,625
200,000	ReNew Power Private Ltd. Reg S 6.45%, 09/27/22	205,750
700,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	733,971
	Shriram Transport Finance Co. Ltd. 144A
600,000	5.10%, 07/16/23	577,424
900,000	5.95%, 10/24/22	878,043

See Notes to Financial Statements

19

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

India: (continued)
$400,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	$393,000
400,000	Tata Motors Ltd. Reg S 5.88%, 05/20/25	412,064
200,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	194,247
		16,778,455
Indonesia: 0.8%
500,000	ABM Investama Tbk PT 144A 7.13%, 08/01/22	326,250
900,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	896,625
400,000	Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	401,985
500,000	Bayan Resources Tbk PT 144A 6.13%, 01/24/23	487,760
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/22	299,250
900,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	832,500
		3,244,370
Ireland: 2.6%
400,000	Borets Finance DAC 144A 6.00%, 09/17/26	402,820
489,000	Celtic Resources Holdings DAC 144A 4.13%, 10/09/24	517,308
400,000	Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	415,520
	Credit Bank of Moscow Via CBOM Finance Plc 144A
600,000	4.70%, 01/29/25	604,500
400,000	5.55%, 02/14/23	414,962
500,000	7.12%, 06/25/24	549,070
900,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	984,692
400,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	403,474
	Gtlk Europe Capital DAC Reg S
1,100,000	4.65%, 03/10/27	1,088,362
700,000	4.95%, 02/18/26	714,175
600,000	5.95%, 04/17/25	639,269
800,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	834,817
	Hacienda Investments Ltd. Via DME Airport DAC Reg S
600,000	5.08%, 02/15/23	600,582
200,000	5.88%, 11/11/21	201,116
900,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	976,320
200,000	Metalloinvest Finance DAC Reg S 4.85%, 05/02/24	216,960
1,100,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	1,178,171
		10,742,118
Principal Amount		Value

Israel: 0.7%
	Leviathan Bond Ltd. Reg S 144A
$600,000	5.75%, 06/30/23	$615,390
750,000	6.13%, 06/30/25	778,612
750,000	6.50%, 06/30/27	774,862
650,000	6.75%, 06/30/30	669,110
		2,837,974
Kazakhstan: 1.0%
476,206	Halyk Savings Bank of Kazakhstan JSC 144A 5.50%, 12/21/22	478,100
183,156	Halyk Savings Bank of Kazakhstan JSC Reg S 5.50%, 12/21/22	183,885
	KazMunayGas National Co. JSC 144A
1,200,000	4.75%, 04/19/27	1,355,076
1,500,000	5.75%, 04/19/47	1,866,276
200,000	KazMunayGas National Co. JSC Reg S 3.88%, 04/19/22	207,828
		4,091,165
Luxembourg: 4.3%
600,000	Adecoagro SA 144A 6.00%, 09/21/27	602,895
200,000	Aegea Finance SARL 144A 5.75%, 10/10/24	207,575
240,000	Atento Luxco 1 SA 144A 6.13%, 08/10/22	222,000
	Consolidated Energy Finance SA 144A
400,000	6.50%, 05/15/26	371,000
650,000	6.88%, 06/15/25	605,719
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27 †	319,316
400,000	CSN Resources SA 144A 7.63%, 02/13/23	415,600
500,000	Gilex Holding SARL 144A 8.50%, 05/02/23	502,188
300,000	Gol Finance SA 144A 7.00%, 01/31/25	223,506
300,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/25	301,950
300,000	JSL Europe SA 144A 7.75%, 07/26/24	308,175
200,000	JSM Global SARL 144A 4.75%, 10/20/30	202,300
600,000	Kenbourne Invest SA 144A 6.88%, 11/26/24	627,000
	Kernel Holding SA 144A
300,000	6.50%, 10/17/24	302,775
400,000	6.75%, 10/27/27	399,000
200,000	Klabin Finance SA 144A 4.88%, 09/19/27	214,015
	MHP Lux SA 144A
300,000	6.25%, 09/19/29	288,150
750,000	6.95%, 04/03/26	755,700
200,000	MHP Lux SA Reg S 6.25%, 09/19/29	192,100

See Notes to Financial Statements

20

Principal Amount		Value

Luxembourg: (continued)
	Minerva Luxembourg SA 144A
$400,000	5.88%, 01/19/28	$416,104
450,000	6.50%, 09/20/26	468,567
	Nexa Resources SA 144A
300,000	5.38%, 05/04/27	316,425
200,000	6.50%, 01/18/28	223,125
	Puma International Financing SA 144A
1,000,000	5.00%, 01/24/26	828,500
700,000	5.13%, 10/06/24	595,735
	Rede D’or Finance SARL 144A
550,000	4.50%, 01/22/30	541,750
200,000	4.95%, 01/17/28	206,315
	Rumo Luxembourg SARL 144A
200,000	5.25%, 01/10/28	209,800
300,000	5.88%, 01/18/25	314,660
332,000	7.38%, 02/09/24	347,438
2,500,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	2,626,250
600,000	TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	589,398
200,000	Tupy Overseas SA 144A 6.63%, 07/17/24	203,969
	Ultrapar International SA 144A
300,000	5.25%, 10/06/26	323,196
400,000	5.25%, 06/06/29	420,100
200,000	Unigel Luxembourg SA 144A 8.75%, 10/01/26	193,750
400,000	Usiminas International SARL 144A 5.88%, 07/18/26	416,880
1,700,000	VTB Bank SA 144A 6.95%, 10/17/22	1,799,951
		18,102,877
Mauritius: 2.1%
575,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	589,749
465,000	Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	490,575
700,000	Greenko Investment Co. 144A 4.88%, 08/16/23 †	704,330
500,000	Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	519,370
	Greenko Solar Mauritius Ltd. 144A
500,000	5.55%, 01/29/25	515,356
600,000	5.95%, 07/29/26	635,758
200,000	Greenko Solar Mauritius Ltd. Reg S 5.55%, 01/29/25	206,142
	MTN Mauritius Investments Ltd. 144A
900,000	4.76%, 11/11/24	927,225
500,000	5.37%, 02/13/22	514,293
700,000	6.50%, 10/13/26	783,280
200,000	MTN Mauritius Investments Ltd. Reg S 5.37%, 02/13/22	205,717
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	508,749
200,000	Neerg Energy Ltd. Reg S 6.00%, 02/13/22	203,500
Principal Amount		Value

Mauritius: (continued)
$1,300,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	$1,305,200
600,000	UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 12/31/99 (o)	566,130
		8,675,374
Mexico: 7.4%
	Alpha Holding SA de CV 144A
500,000	9.00%, 02/10/25	372,625
200,000	10.00%, 12/19/22	166,752
600,000	Axtel SAB de CV 144A 6.38%, 11/14/24	624,900
1,950,000	BBVA Bancomer SA 144A 6.75%, 09/30/22	2,101,612
1,100,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,041,722
	Cemex SAB de CV 144A
1,300,000	5.20%, 09/17/30	1,374,932
1,175,000	5.45%, 11/19/29	1,244,971
1,300,000	5.70%, 01/11/25	1,336,400
1,150,000	7.38%, 06/05/27	1,268,174
1,391,000	7.75%, 04/16/26	1,473,417
200,000	Cemex SAB de CV Reg S 7.38%, 06/05/27	220,552
	Credito Real SAB de CV SOFOM ER 144A
500,000	7.25%, 07/20/23	490,678
400,000	9.50%, 02/07/26 †	392,400
600,000	Cydsa SAB de CV 144A 6.25%, 10/04/27	597,000
560,000	Elementia SAB de CV 144A 5.50%, 01/15/25	561,960
800,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 12/31/99 (o)	851,000
585,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	587,194
500,000	Metalsa SA de CV 144A 4.90%, 04/24/23	504,952
350,000	Mexarrend SAPI de CV 144A 10.25%, 07/24/24	269,938
600,000	Nemak SAB de CV 144A 4.75%, 01/23/25	617,025
200,000	Nemak SAB de CV Reg S 4.75%, 01/23/25	205,675
400,000	Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	370,830
	Petróleos Mexicanos
300,000	3.50%, 01/30/23 †	294,240
200,000	4.25%, 01/15/25	186,525
350,000	4.50%, 01/23/26	309,155
150,000	4.63%, 09/21/23	148,481
300,000	4.88%, 01/18/24	294,825
700,000	5.35%, 02/12/28	598,808
200,000	5.50%, 06/27/44	146,150
200,000	5.63%, 01/23/46	148,150
1,000,000	5.95%, 01/28/31	838,250

See Notes to Financial Statements

21

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Mexico: (continued)
$800,000	6.35%, 02/12/48	$612,000
325,000	6.38%, 01/23/45	246,794
550,000	6.49%, 01/23/27	512,325
1,375,000	6.50%, 03/13/27	1,280,317
500,000	6.50%, 01/23/29	446,575
450,000	6.50%, 06/02/41	349,088
675,000	6.63%, 06/15/35	556,953
1,600,000	6.75%, 09/21/47	1,244,632
1,000,000	6.84%, 01/23/30	894,900
725,000	6.88%, 08/04/26	697,740
1,050,000	6.95%, 01/28/60	822,439
1,900,000	7.69%, 01/23/50	1,581,398
400,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	348,958
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/24	264,938
	Unifin Financiera SAB de CV 144A
650,000	7.00%, 01/15/25	528,531
500,000	7.25%, 09/27/23	440,005
300,000	7.38%, 02/12/26	240,003
500,000	8.38%, 01/27/28	398,500
200,000	Unifin Financiera SAB de CV Reg S 7.38%, 02/12/26	160,002
		31,265,391
Mongolia: 0.2%
400,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	325,929
300,000	Mongolian Mortgage Corp. HFC LLC 144A 9.75%, 01/29/22	298,514
		624,443
Morocco: 1.0%
	OCP SA 144A
1,150,000	4.50%, 10/22/25	1,220,057
1,400,000	5.63%, 04/25/24	1,525,147
710,000	6.88%, 04/25/44	892,797
	OCP SA Reg S
200,000	4.50%, 10/22/25	212,184
200,000	5.63%, 04/25/24	217,878
		4,068,063
Netherlands: 8.5%
470,000	Ajecorp BV 144A 6.50%, 05/14/22	470,712
400,000	Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	360,000
	Braskem Netherlands Finance BV 144A
550,000	4.50%, 01/10/28	530,348
740,000	4.50%, 01/31/30	684,352
300,000	5.88%, 01/31/50	279,078
250,000	8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	254,315
800,000	Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	824,000
Principal Amount		Value

Netherlands: (continued)
	Embraer Netherlands Finance BV
$500,000	5.05%, 06/15/25	$483,750
400,000	5.40%, 02/01/27	381,008
200,000	Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	201,700
400,000	First Bank of Nigeria Ltd Via FBN Finance Co BV 144A 8.63%, 10/27/25	394,500
	Greenko Dutch BV 144A
200,000	4.88%, 07/24/22	201,400
1,100,000	5.25%, 07/24/24	1,132,076
	IHS Netherlands Holdco BV 144A
600,000	7.13%, 03/18/25	609,000
1,100,000	8.00%, 09/18/27	1,124,750
200,000	IHS Netherlands Holdco BV Reg S 8.00%, 09/18/27	204,500
400,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	276,250
390,000	Jababeka International BV 144A 6.50%, 10/05/23	330,504
1,250,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,717,162
	Metinvest BV 144A
700,000	7.75%, 04/23/23 †	718,074
700,000	7.75%, 10/17/29	672,805
1,000,000	8.50%, 04/23/26	1,013,850
487,570	MV24 Capital BV 144A 6.75%, 06/01/34	491,232
	Petrobras Global Finance BV
750,000	5.09%, 01/15/30	784,219
525,000	5.30%, 01/27/25	586,036
325,000	5.60%, 01/03/31	350,586
125,000	5.63%, 05/20/43	128,406
325,000	5.75%, 02/01/29	362,021
550,000	6.00%, 01/27/28	617,944
225,000	6.25%, 03/17/24	253,348
250,000	6.75%, 01/27/41	278,596
350,000	6.75%, 06/03/50	384,535
525,000	6.85%, 12/31/99	565,687
217,000	6.88%, 01/20/40	244,724
450,000	6.90%, 03/19/49	509,913
350,000	7.25%, 03/17/44	405,081
450,000	7.38%, 01/17/27	542,812
430,000	8.75%, 05/23/26	548,787
	Teva Pharmaceutical Finance Netherlands III BV
2,800,000	2.80%, 07/21/23	2,660,728
3,200,000	3.15%, 10/01/26	2,822,000
1,825,000	4.10%, 10/01/46	1,521,539
1,187,000	6.00%, 04/15/24	1,196,496
1,200,000	6.75%, 03/01/28	1,262,640
950,000	7.13%, 01/31/25	986,318
	VEON Holdings BV 144A
1,245,000	4.00%, 04/09/25	1,300,546
600,000	4.95%, 06/16/24 †	648,561
700,000	5.95%, 02/13/23	758,411

See Notes to Financial Statements

22

Principal Amount		Value

Netherlands: (continued)
$925,000	7.25%, 04/26/23 †	$1,023,285
500,000	7.50%, 03/01/22	540,332
825,000	VTR Finance NV 144A 6.38%, 07/15/28	879,656
		35,518,573
Nigeria: 0.3%
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	410,720
400,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/23	403,100
600,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	600,504
		1,414,324
Oman: 0.5%
700,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23	705,891
550,000	Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	546,506
700,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	700,245
		1,952,642
Panama: 0.4%
375,000	AES El Salvador Trust II 144A 6.75%, 03/28/23	342,617
700,000	Cable Onda SA 144A 4.50%, 01/30/30 †	738,062
300,000	Multibank, Inc. 144A 4.38%, 11/09/22	306,683
200,000	Multibank, Inc. Reg S 4.38%, 11/09/22	204,455
		1,591,817
Paraguay: 0.2%
700,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/27	743,225
Peru: 1.5%
	Banco Internacional del Peru SAA Interbank 144A
400,000	4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	405,500
375,000	6.63% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	415,298
400,000	Camposol SA 144A 6.00%, 02/03/27	423,376
750,000	Hunt Oil Co. of Peru LLC 144A 6.38%, 06/01/28	753,750
500,000	Inretail Pharma SA 144A 5.38%, 05/02/23	521,822
600,000	Minsur SA 144A 6.25%, 02/07/24	662,187
600,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	623,142
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/28	425,600
Principal Amount		Value

Peru: (continued)
$1,000,000	Peru LNG Srl 144A 5.38%, 03/22/30	$768,560
200,000	Peru LNG Srl Reg S 5.38%, 03/22/30	153,712
400,000	San Miguel Industrias Pet SA 144A 4.50%, 09/18/22	405,018
750,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	757,650
		6,315,615
Philippines: 0.1%
400,000	Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 12/31/99	400,380
Poland: 0.1%
500,000	CANPACK SA / Eastern PA Land Investment Holding LLC 144A 3.13%, 11/01/25	506,875
Russia: 0.2%
400,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	440,075
525,000	MHP SE 144A 7.75%, 05/10/24	549,832
		989,907
Saudi Arabia: 0.1%
600,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22	598,812
Singapore: 2.2%
	ABJA Investment Co. Pte Ltd. Reg S
400,000	4.45%, 07/24/23	399,180
1,200,000	5.45%, 01/24/28	1,161,584
1,300,000	5.95%, 07/31/24	1,358,045
400,000	Alam Synergy Pte Ltd. Reg S 6.63%, 04/24/22	281,413
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	277,385
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	1,457
400,000	Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	384,986
600,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	568,459
200,000	Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/24	189,486
400,000	Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	399,874
600,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22	604,125
700,000	Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	619,850
800,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	777,834
650,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	632,377
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	236,994
400,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/22	402,500

See Notes to Financial Statements

23

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Singapore: (continued)
	Theta Capital Pte Ltd. Reg S
$800,000	6.75%, 10/31/26	$662,000
200,000	8.13%, 01/22/25	180,994
		9,138,543
South Africa: 1.9%
600,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	619,500
	Eskom Holdings SOC Ltd. 144A
1,075,000	6.35%, 08/10/28	1,113,780
1,230,000	6.75%, 08/06/23	1,170,366
1,450,000	7.13%, 02/11/25	1,361,979
600,000	8.45%, 08/10/28	573,852
300,000	Eskom Holdings SOC Ltd. Reg S 6.35%, 08/10/28	310,822
650,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	671,125
600,000	Growthpoint Properties International Pty Ltd. 144A 5.87%, 05/02/23	626,397
400,000	Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	413,100
1,200,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	1,195,573
		8,056,494
South Korea: 0.3%
	Woori Bank 144A
800,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 12/31/99 (o)	825,995
500,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 12/31/99 (o)	518,718
		1,344,713
Spain: 0.4%
975,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	1,054,716
498,842	International Airport Finance SA 144A 12.00%, 03/15/33	446,992
		1,501,708
Thailand: 0.6%
1,400,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,373,651
200,000	Bangkok Bank PCL Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	196,555
1,000,000	Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	982,000
		2,552,206
Togo: 0.2%
500,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	529,626
200,000	Ecobank Transnational, Inc. Reg S 9.50%, 04/18/24	211,850
		741,476
Principal Amount		Value

Trinidad and Tobago: 0.6%
$400,000	National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	$403,000
100,000	National Gas Co. of Trinidad & Tobago Ltd. Reg S 6.05%, 01/15/36	100,750
400,000	Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	398,500
800,000	Trinidad Generation Unlimited 144A 5.25%, 11/04/27	824,848
613,000	Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	691,096
100,000	Trinidad Petroleum Holdings Ltd. Reg S 9.75%, 06/15/26	112,740
		2,530,934
Turkey: 8.1%
	Akbank T.A.S. 144A
550,000	5.00%, 10/24/22	539,365
500,000	5.13%, 03/31/25	463,345
500,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	445,134
500,000	6.80%, 02/06/26	485,699
675,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/27	618,469
200,000	Akbank T.A.S. Reg S 5.13%, 03/31/25	185,338
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	601,778
580,000	Arcelik AS 144A 5.00%, 04/03/23	578,994
600,000	Coca-Cola Icecek AS 144A 4.22%, 09/19/24	608,418
	Fibabanka AS Reg S
650,000	6.00%, 01/25/23	627,839
200,000	7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	183,700
	KOC Holding AS 144A
825,000	5.25%, 03/15/23	824,084
925,000	6.50%, 03/11/25	935,730
200,000	KOC Holding AS Reg S 5.25%, 03/15/23	199,778
700,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	697,819
700,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24 †	712,962
600,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	590,519
	QNB Finansbank AS 144A
1,080,000	4.88%, 05/19/22	1,074,794
700,000	6.88%, 09/07/24	714,876
250,000	Roenesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	214,868
	TC Ziraat Bankasi AS 144A
800,000	5.13%, 05/03/22	777,720
500,000	5.13%, 09/29/23	469,900

See Notes to Financial Statements

24

Principal Amount		Value

Turkey: (continued)
$800,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	$735,224
200,000	Tupras Turkiye Petrol Rafinerileri AS Reg S 4.50%, 10/18/24	183,806
	Turk Telekomunikasyon AS 144A
600,000	4.88%, 06/19/24	581,258
660,000	6.88%, 02/28/25 †	674,520
	Turkcell Iletisim Hizmetleri AS 144A
600,000	5.75%, 10/15/25	598,920
800,000	5.80%, 04/11/28 †	775,536
	Turkiye Garanti Bankasi AS 144A
950,000	5.25%, 09/13/22	938,125
700,000	5.88%, 03/16/23	692,473
950,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/27	854,891
	Turkiye Is Bankasi AS 144A
800,000	5.50%, 04/21/22	790,616
1,200,000	6.00%, 10/24/22	1,168,536
1,600,000	6.13%, 04/25/24	1,519,680
700,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	634,297
655,000	7.85%, 12/10/23	661,304
800,000	Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	734,576
400,000	Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	373,612
	Turkiye Sinai Kalkinma Bankasi AS Reg S
350,000	5.50%, 01/16/23	335,349
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/27	374,198
900,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26 †	913,310
	Turkiye Vakiflar Bankasi TAO 144A
1,000,000	5.25%, 02/05/25 †	903,700
650,000	5.63%, 05/30/22	637,097
750,000	5.75%, 01/30/23 †	720,975
800,000	6.00%, 11/01/22	775,261
750,000	8.13%, 03/28/24	754,492
200,000	Turkiye Vakiflar Bankasi TAO Reg S 5.75%, 01/30/23	192,260
	Yapi ve Kredi Bankasi AS 144A
1,525,000	5.50%, 12/06/22	1,483,779
600,000	5.75%, 02/24/22	596,248
750,000	5.85%, 06/21/24	712,162
430,000	6.10%, 03/16/23 †	420,961
475,000	8.25%, 10/15/24	484,782
200,000	Yapi ve Kredi Bankasi AS Reg S 6.10%, 03/16/23	195,796
		33,968,873
Ukraine: 0.1%
600,000	VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	598,500
Principal Amount		Value

United Arab Emirates: 1.9%
$500,000	ADES International Holding Plc 144A 8.63%, 04/24/24 †	$477,000
1,000,000	DIFC Sukuk Ltd. Reg S 4.33%, 11/12/24	1,044,500
1,350,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 12/31/99 (o)	1,395,874
1,100,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.13%, 07/31/26	1,090,375
	Kuwait Projects Co. SPC Ltd. Reg S
600,000	4.23%, 10/29/26	599,349
600,000	4.50%, 02/23/27	599,386
700,000	5.00%, 03/15/23	723,582
	Oztel Holdings SPC Ltd. 144A
900,000	5.63%, 10/24/23	901,710
850,000	6.63%, 04/24/28	838,228
200,000	Oztel Holdings SPC Ltd. Reg S 6.63%, 04/24/28	197,230
		7,867,234
United Kingdom: 4.3%
	AngloGold Ashanti Holdings Plc
1,000,000	5.13%, 08/01/22 †	1,057,370
400,000	6.50%, 04/15/40 †	493,663
	Evraz Plc 144A
1,000,000	5.25%, 04/02/24	1,088,915
974,000	5.38%, 03/20/23	1,047,732
600,000	Evraz Plc Reg S 6.75%, 01/31/22	637,932
1,800,000	Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+.00%), 10/15/99	1,800,821
800,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	816,991
200,000	Liquid Telecommunications Financing Plc Reg S 8.50%, 07/13/22	204,248
	MARB BondCo Plc 144A
465,000	6.88%, 01/19/25	481,182
300,000	7.00%, 03/15/24	308,103
600,000	NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.63%, 11/08/26	565,056
400,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.38%, 07/19/22	405,942
500,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 11/14/22	504,252
200,000	Petropavlovsk 2016 Ltd. Reg S 8.13%, 11/14/22	201,701
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	570,667
450,000	4.70%, 01/29/24	482,524
1,000,000	5.25%, 02/07/23	1,068,900
200,000	Polyus Finance Plc Reg S 4.70%, 01/29/24	214,455

See Notes to Financial Statements

25

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United Kingdom: (continued)
$1,300,000	Sasol Financing International Ltd. 4.50%, 11/14/22	$1,268,476
	Tullow Oil Plc 144A
1,000,000	6.25%, 04/15/22 †	625,000
650,000	7.00%, 03/01/25	342,875
850,000	Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	848,725
	Vedanta Resources Finance II Plc 144A
800,000	8.00%, 04/23/23	506,400
600,000	9.25%, 04/23/26	376,800
	Vedanta Resources Ltd. 144A
1,450,000	6.13%, 08/09/24	852,278
1,350,000	6.38%, 07/30/22	955,800
525,000	7.13%, 05/31/23	325,500
		18,052,308
United States: 2.5%
200,000	Azul Investments LLP 144A 5.88%, 10/26/24 †	159,542
500,000	Braskem America Finance Co. 144A 7.13%, 07/22/41	534,375
200,000	Cielo USA, Inc. 144A 3.75%, 11/16/22	202,915
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
450,000	5.75%, 06/15/25	463,725
400,000	6.75%, 02/15/28	440,440
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
500,000	5.50%, 01/15/30	544,375
775,000	6.50%, 04/15/29	871,976
800,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/26	666,432
	NBM US Holdings, Inc. 144A
200,000	6.63%, 08/06/29	216,021
500,000	7.00%, 05/14/26 †	531,250
438,983	Rio Oil Finance Trust 144A 9.25%, 07/06/24	482,886
109,053	Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	124,593
294,000	Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	327,443
	Sasol Financing USA LLC
1,900,000	5.88%, 03/27/24	1,842,525
825,000	6.50%, 09/27/28	795,712
	Stillwater Mining Co. 144A
400,000	6.13%, 06/27/22	406,504
500,000	7.13%, 06/27/25	529,427
750,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	752,437
700,000	VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	666,750
		10,559,328
Principal Amount		Value

Uzbeksitan: 0.1%
$450,000	Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	$462,938
Vietnam: 0.3%
800,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	815,938
400,000	Vietnam Prosperity JSC Bank Reg S 6.25%, 07/17/22	405,000
		1,220,938
Total Corporate Bonds (Cost: $404,572,972)		398,297,838
GOVERNMENT OBLIGATIONS: 2.6%
Argentina: 0.6%
1,150,000	Ciudad Autonoma de Buenos Aires 144A 7.50%, 06/01/27	859,636
350,000	Province of Salta 144A 9.13%, 07/07/24	166,254
1,530,000	Provincia de Buenos Aires 144A 9.13%, 03/16/24 *	516,375
150,000	Provincia de Buenos Aires Reg S 9.13%, 03/16/24 *	50,625
	Provincia de Cordoba 144A
500,000	7.13%, 08/01/27	247,505
600,000	7.45%, 09/01/24	318,006
150,000	Provincia de Cordoba Reg S 7.13%, 08/01/27	74,252
500,000	Provincia de Neuquen 144A 7.50%, 04/27/25	252,505
75,000	Provincia de Neuquen Reg S 7.50%, 04/27/25	37,876
383,333	Provincia del Chubut 144A 7.75%, 07/26/26	196,458
		2,719,492
Azerbaijan: 0.6%
	State Oil Co. of the Azerbaijan Republic Reg S
1,250,000	4.75%, 03/13/23	1,306,169
900,000	6.95%, 03/18/30	1,071,554
		2,377,723
Belarus: 0.1%
600,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	574,968
Brazil: 0.2%
	Banco Nacional de Desenvolvimento Economico e Social 144A
400,000	4.75%, 05/09/24	431,462
400,000	5.75%, 09/26/23	442,458
		873,920
Cayman Islands: 0.1%
480,000	Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	510,000

See Notes to Financial Statements

26

Principal Amount		Value

Mongolia: 0.2%
$600,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	$627,667
Turkey: 0.6%
	Turkiye Ihracat Kredi Bankasi AS 144A
550,000	4.25%, 09/18/22	523,875
600,000	5.38%, 10/24/23	569,700
600,000	6.13%, 05/03/24	574,025
665,000	8.25%, 01/24/24	676,112
200,000	Turkiye Ihracat Kredi Bankasi AS Reg S 5.38%, 10/24/23	189,900
		2,533,612
Ukraine: 0.2%
650,000	Ukreximbank 144A 9.75%, 01/22/25	670,800
Total Government Obligations (Cost: $13,039,941)		10,888,182
Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $417,612,913)		$409,186,020
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $9,198,123)
Money Market Fund: 2.2%
9,198,123	State Street Navigator Securities Lending Government Money Market Portfolio	$9,198,123
Total Investments: 99.7% (Cost: $426,811,036)		418,384,143
Other assets less liabilities: 0.3%		1,442,895
NET ASSETS: 100.0%		$419,827,038

See Notes to Financial Statements

27

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

USD	United States Dollar

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,486,537.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $262,188,987, or 62.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	12.0%	$49,219,689
Communications	6.1	24,897,526
Consumer, Cyclical	5.0	20,491,231
Consumer, Non-cyclical	8.4	34,229,117
Diversified	1.0	4,263,368
Energy	16.6	67,893,515
Financial	36.0	147,553,738
Government	2.7	10,888,182
Industrial	6.6	26,848,780
Technology	0.2	810,855
Utilities	5.4	22,090,019
	100.0%	$409,186,020

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$398,297,838	$—	$398,297,838
Government Obligations*	—	10,888,182	—	10,888,182
Money Market Fund	9,198,123	—	—	9,198,123
Total	$9,198,123	$409,186,020	$—	$418,384,143

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

28

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 98.3%

Australia: 0.2%
$7,580,000	Adani Abbot Point Terminal Pty Ltd. 144A 4.45%, 12/15/22	$7,129,561
Canada: 3.2%
3,694,000	Bombardier, Inc. 144A 7.45%, 05/01/34 †	2,637,608
	Cenovus Energy, Inc.
7,408,000	3.00%, 08/15/22	7,340,217
6,665,000	3.80%, 09/15/23	6,772,969
14,187,000	4.25%, 04/15/27	14,443,057
8,645,000	5.25%, 06/15/37	8,444,473
12,313,000	5.40%, 06/15/47	12,143,890
20,561,000	6.75%, 11/15/39	22,822,623
	Methanex Corp.
4,447,000	4.25%, 12/01/24	4,472,570
10,370,000	5.25%, 12/15/29	10,526,599
4,438,000	5.65%, 12/01/44	4,274,349
	TransAlta Corp.
5,926,000	4.50%, 11/15/22	6,148,225
4,446,000	6.50%, 03/15/40	4,634,955
		104,661,535
Cayman Islands: 0.0%
	Transocean, Inc.
8,144,000	6.80%, 03/15/38	1,089,260
5,309,000	7.50%, 04/15/31	716,715
		1,805,975
Finland: 0.3%
7,419,000	Nokia Oyj 6.63%, 05/15/39	9,290,101
France: 1.7%
	Electricite de France SA 144A
31,061,000	5.25% (USD Swap Semi 30/360 10 Year+3.71%), 01/29/49 †	32,213,052
22,220,000	5.63% (USD Swap Semi 30/360 10 Year+3.04%), 12/29/49	23,346,443
		55,559,495
Germany: 1.3%
	Deutsche Bank AG
22,174,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	21,521,810
22,188,000	4.50%, 04/01/25	22,641,175
		44,162,985
Ireland: 0.2%
4,450,000	Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25	5,406,750
Italy: 1.0%
29,570,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	31,220,345
Liberia: 2.0%
	Royal Caribbean Cruises Ltd.
7,395,000	3.70%, 03/15/28	5,412,216
4,450,000	7.50%, 10/15/27 †	3,879,844
Principal Amount		Value

Liberia: (continued)
	Royal Caribbean Cruises Ltd. 144A
$14,790,000	10.88%, 06/01/23	$16,156,374
34,325,000	11.50%, 06/01/25	39,345,031
		64,793,465
Luxembourg: 3.8%
	ArcelorMittal SA
11,110,000	3.60%, 07/16/24	11,569,679
7,395,000	4.25%, 07/16/29 †	7,762,941
11,110,000	4.55%, 03/11/26	11,968,449
6,435,000	7.00%, 03/01/41	7,763,518
10,143,000	7.25%, 10/15/39	12,411,377
	Telecom Italia Capital SA
14,798,000	6.00%, 09/30/34	17,254,468
14,786,000	6.38%, 11/15/33	17,523,998
14,804,000	7.20%, 07/18/36	18,724,099
14,796,000	7.72%, 06/04/38	20,091,784
		125,070,313
Panama: 2.0%
59,170,000	Carnival Corp. 144A 11.50%, 04/01/23	65,468,942
Sweden: 0.5%
14,962,000	Ericsson LM 4.13%, 05/15/22	15,476,319
United Kingdom: 2.5%
	Lloyds Banking Group Plc 144A
5,560,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 01/29/49 (o) †	6,591,630
6,429,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 12/29/49 (o)	7,814,739
4,410,000	Marks & Spencer Plc 144A 7.13%, 12/01/37	4,651,181
14,955,000	Rolls-Royce Plc 144A 3.63%, 10/14/25	14,282,025
11,100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/29/49 (o)	13,520,188
29,637,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	35,196,738
		82,056,501
United States: 79.6%
	ADT Security Corp.
14,792,000	3.50%, 07/15/22	15,078,299
10,342,000	4.13%, 06/15/23	10,771,193
7,575,000	Allegheny Technologies, Inc. 7.88%, 08/15/23	7,666,317
	Apache Corp.
8,577,000	4.25%, 01/15/30	7,596,006
8,500,000	4.25%, 01/15/44	7,225,000
14,685,000	4.38%, 10/15/28 †	13,519,011
16,975,000	4.75%, 04/15/43 †	15,065,312
19,869,000	5.10%, 09/01/40	18,277,294
6,140,000	5.25%, 02/01/42	5,689,815
5,775,000	5.35%, 07/01/49	5,038,688
6,919,000	6.00%, 01/15/37	6,555,753

See Notes to Financial Statements

29

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

United States: (continued)
	Arconic, Inc.
$7,048,000	5.87%, 02/23/22	$7,442,688
9,248,000	5.90%, 02/01/27	10,161,240
9,245,000	5.95%, 02/01/37	10,088,606
4,436,000	6.75%, 01/15/28 †	5,067,775
7,391,000	Avon Products, Inc. 7.00%, 03/15/23 †	7,996,138
	Bed Bath & Beyond, Inc.
4,452,000	3.75%, 08/01/24	4,301,522
10,003,000	5.17%, 08/01/44	8,171,201
	Buckeye Partners LP
8,876,000	3.95%, 12/01/26	8,254,680
5,927,000	4.13%, 12/01/27	5,589,902
7,398,000	4.15%, 07/01/23	7,300,901
4,428,000	4.35%, 10/15/24	4,308,998
4,451,000	5.60%, 10/15/44	3,852,897
5,925,000	5.85%, 11/15/43	5,262,141
4,455,000	Carpenter Technology Corp. 4.45%, 03/01/23	4,599,691
	CBL & Associates LP
4,458,000	4.60%, 10/15/24	1,633,166
6,433,000	5.25%, 12/01/23	2,444,540
9,036,000	5.95%, 12/15/26	3,410,375
7,552,000	CDK Global, Inc. 5.00%, 10/15/24	8,250,560
	CenturyLink, Inc.
6,285,000	6.88%, 01/15/28 †	6,998,725
8,016,000	7.60%, 09/15/39	9,035,796
	CF Industries, Inc.
11,098,000	3.45%, 06/01/23	11,361,577
11,111,000	4.95%, 06/01/43 †	13,339,589
11,101,000	5.15%, 03/15/34	13,027,745
11,092,000	5.38%, 03/15/44	13,636,227
3,835,000	Cleveland-Cliffs, Inc. 6.25%, 10/01/40 †	3,279,673
14,825,000	Continental Resources, Inc. 3.80%, 06/01/24 †	13,833,578
10,380,000	Continental Resources, Inc. 4.90%, 06/01/44	8,634,863
5,159,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	6,199,416
	DCP Midstream Operating LP
7,401,000	3.88%, 03/15/23	7,382,498
5,177,000	4.95%, 04/01/22	5,272,852
5,916,000	5.60%, 04/01/44	5,179,428
4,443,000	8.13%, 08/16/30	5,080,837
	DCP Midstream Operating LP 144A
4,440,000	6.45%, 11/03/36	4,303,670
6,656,000	6.75%, 09/15/37	6,351,788
	Dell, Inc.
3,914,000	5.40%, 09/10/40 †	4,243,931
5,757,000	6.50%, 04/15/38	6,902,988
4,448,000	7.10%, 04/15/28 †	5,648,960
	Delta Air Lines, Inc.
13,310,000	2.90%, 10/28/24	11,596,585
14,798,000	3.63%, 03/15/22	14,507,346
8,865,000	3.75%, 10/28/29	7,412,951
7,390,000	3.80%, 04/19/23	6,997,487
7,383,000	4.38%, 04/19/28	6,370,395
Principal Amount		Value

United States: (continued)
	Diversified Healthcare Trust
$3,702,000	4.75%, 05/01/24	$3,535,410
7,401,000	4.75%, 02/15/28	6,586,890
4,434,000	6.75%, 12/15/21	4,511,595
6,068,000	DPL, Inc. 4.35%, 04/15/29	6,586,541
14,775,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	21,676,048
7,576,000	Edgewell Personal Care Co. 4.70%, 05/24/22	7,817,485
21,233,000	Embarq Corp. 8.00%, 06/01/36	24,935,504
14,816,000	EMC Corp. 3.38%, 06/01/23	15,142,688
	EnLink Midstream Partners LP
10,650,000	4.15%, 06/01/25	9,187,861
7,705,000	4.40%, 04/01/24	7,003,152
6,653,000	5.05%, 04/01/45	4,219,965
5,186,000	5.60%, 04/01/44	3,224,629
	EPR Properties
7,350,000	3.75%, 08/15/29	6,225,385
4,400,000	4.50%, 04/01/25	4,020,514
6,650,000	4.50%, 06/01/27	5,967,491
6,650,000	4.75%, 12/15/26	5,991,061
5,900,000	4.95%, 04/15/28	5,317,509
4,000,000	5.25%, 07/15/23	3,861,008
	EQM Midstream Partners LP
7,399,000	4.00%, 08/01/24	7,176,031
7,404,000	4.13%, 12/01/26	6,994,596
16,275,000	4.75%, 07/15/23	16,217,295
12,583,000	5.50%, 07/15/28	12,770,235
8,138,000	6.50%, 07/15/48	7,712,342
	EQT Corp.
11,106,000	3.00%, 10/01/22 †	11,109,332
18,510,000	3.90%, 10/01/27	17,810,229
14,813,000	7.88%, 02/01/25 †	16,500,127
11,104,000	8.75%, 02/01/30	13,810,600
	Fluor Corp.
7,435,000	3.50%, 12/15/24	6,754,842
8,920,000	4.25%, 09/15/28	7,992,728
2,980,000	Ford Holdings LLC 9.30%, 03/01/30	3,606,396
	Ford Motor Co.
15,321,000	4.35%, 12/08/26 †	15,455,059
20,085,000	4.75%, 01/15/43	18,641,391
13,051,000	5.29%, 12/08/46	12,362,038
2,601,000	6.38%, 02/01/29	2,716,419
6,441,000	6.63%, 10/01/28	7,221,971
4,005,000	7.40%, 11/01/46	4,402,997
18,015,000	7.45%, 07/16/31	21,494,147
	Ford Motor Credit Co. LLC
9,235,000	2.98%, 08/03/22	9,186,886
15,325,000	3.09%, 01/09/23	15,200,484
10,225,000	3.10%, 05/04/23	10,109,969
7,555,000	3.22%, 01/09/22	7,526,744
8,730,000	3.34%, 03/28/22	8,719,087
12,820,000	3.35%, 11/01/22	12,789,360
6,030,000	3.55%, 10/07/22	6,010,794

See Notes to Financial Statements

30

Principal Amount		Value

United States: (continued)
$7,705,000	3.66%, 09/08/24	$7,652,799
7,700,000	3.81%, 01/09/24	7,700,462
7,720,000	3.82%, 11/02/27	7,473,925
15,325,000	4.06%, 11/01/24	15,387,066
14,295,000	4.13%, 08/04/25	14,226,170
9,250,000	4.14%, 02/15/23	9,342,500
10,265,000	4.25%, 09/20/22	10,427,159
9,250,000	4.27%, 01/09/27	9,255,781
10,281,000	4.38%, 08/06/23	10,474,797
12,265,000	4.39%, 01/08/26	12,374,281
7,705,000	4.54%, 08/01/26	7,849,469
6,025,000	4.69%, 06/09/25	6,180,897
15,200,000	5.11%, 05/03/29	15,808,000
15,325,000	5.58%, 03/18/24	16,126,651
14,300,000	5.60%, 01/07/22	14,678,950
	Freeport-McMoRan, Inc.
7,737,000	3.55%, 03/01/22	7,870,270
14,752,000	3.88%, 03/15/23	15,268,320
10,831,000	4.55%, 11/14/24	11,663,633
11,111,000	5.40%, 11/14/34	12,742,928
27,624,000	5.45%, 03/15/43	31,572,298
	Genworth Holdings, Inc.
5,694,000	4.80%, 02/15/24 †	5,220,686
5,617,000	4.90%, 08/15/23	5,213,278
4,420,000	6.50%, 06/15/34	4,162,955
2,830,000	Global Marine, Inc. 7.00%, 06/01/28	587,225
17,345,000	Goldman Sachs Capital I 6.35%, 02/15/34	23,458,331
4,631,000	HB Fuller Co. 4.00%, 02/15/27 †	4,739,991
4,329,000	HCA, Inc. 7.69%, 06/15/25	5,178,112
5,585,000	Hillenbrand, Inc. 5.00%, 09/15/26	6,108,594
	Ingram Micro, Inc.
4,468,000	5.00%, 08/10/22	4,609,993
7,427,000	5.45%, 12/15/24	7,950,005
	Kraft Heinz Foods Co.
29,217,000	3.00%, 06/01/26	29,712,469
9,220,000	3.50%, 06/06/22 †	9,549,739
23,499,000	3.95%, 07/15/25	25,451,629
6,515,000	4.00%, 06/15/23	6,900,541
43,680,000	4.38%, 06/01/46	44,730,518
16,190,000	4.63%, 01/30/29	18,056,570
14,708,000	5.00%, 07/15/35	16,942,393
29,033,000	5.00%, 06/04/42	31,845,793
29,410,000	5.20%, 07/15/45	32,512,859
11,578,000	6.50%, 02/09/40	14,697,477
6,395,000	6.75%, 03/15/32	8,416,371
12,930,000	6.88%, 01/26/39	17,286,505
	Kraft Heinz Foods Co. 144A
14,720,000	3.75%, 04/01/30	15,460,059
7,372,000	4.63%, 10/01/39	7,904,523
21,905,000	4.88%, 10/01/49	23,102,465
13,564,000	7.13%, 08/01/39	18,293,209
5,167,000	L Brands, Inc. 6.95%, 03/01/33	4,766,558
Principal Amount		Value

United States: (continued)
	Mack-Cali Realty LP
$4,136,000	3.15%, 05/15/23 †	$3,801,493
4,504,000	4.50%, 04/18/22	4,348,024
	Macy’s Retail Holdings, Inc.
9,481,000	2.88%, 02/15/23	7,869,230
7,400,000	3.63%, 06/01/24 †	5,678,797
6,643,000	3.88%, 01/15/22 †	6,227,813
3,674,000	4.30%, 02/15/43	2,039,070
5,440,000	4.50%, 12/15/34	3,046,400
3,659,000	5.13%, 01/15/42	2,103,925
5,962,000	Magellan Health, Inc. 4.90%, 09/22/24	6,289,910
	Mattel, Inc.
3,709,000	3.15%, 03/15/23 †	3,703,974
4,442,000	5.45%, 11/01/41	4,478,447
3,709,000	6.20%, 10/01/40	3,891,835
	MDC Holdings, Inc.
3,702,000	5.50%, 01/15/24 †	3,974,634
7,395,000	6.00%, 01/15/43	9,263,901
6,840,000	Michael Kors USA, Inc. 144A 4.25%, 11/01/24 †	6,703,200
4,083,002	Midland Cogeneration Venture LP 144A 6.00%, 03/15/25	4,199,741
	Murphy Oil Corp.
3,841,000	4.00%, 06/01/22	3,718,530
4,705,000	4.95%, 12/01/22	4,512,636
5,166,000	6.38%, 12/01/42	3,861,585
3,711,000	7.05%, 05/01/29	3,167,561
8,852,000	Navient Corp. 5.63%, 08/01/33	7,604,886
	Newell Brands, Inc.
3,740,000	4.00%, 06/15/22	3,852,200
20,644,000	4.35%, 04/01/23	21,572,394
29,622,000	4.70%, 04/01/26	31,589,789
6,246,000	5.88%, 04/01/36	7,339,050
9,890,000	6.00%, 04/01/46	11,722,617
	Nordstrom, Inc.
5,185,000	4.00%, 03/15/27 †	4,345,727
7,410,000	4.38%, 04/01/30 †	5,688,039
14,291,000	5.00%, 01/15/44	10,183,822
4,450,000	6.95%, 03/15/28	4,184,420
6,104,000	NortonLifeLock, Inc. 3.95%, 06/15/22	6,279,490
3,875,000	NuStar Logistics LP 4.75%, 02/01/22 †	3,883,913
	Occidental Petroleum Corp.
33,623,000	0.00%, 10/10/36 ^	15,312,587
28,105,000	2.70%, 08/15/22	26,032,256
16,868,000	2.70%, 02/15/23	15,128,487
44,400,000	2.90%, 08/15/24	37,029,600
11,103,000	3.00%, 02/15/27	8,403,583
12,040,000	3.13%, 02/15/22	11,468,100
14,794,000	3.20%, 08/15/26	11,456,104
17,027,000	3.40%, 04/15/26	13,350,104
11,103,000	3.50%, 06/15/25	8,934,584
22,190,000	3.50%, 08/15/29	16,044,701
11,101,000	4.10%, 02/15/47	7,274,485
14,790,000	4.20%, 03/15/48	9,810,207

See Notes to Financial Statements

31

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
$11,104,000	4.30%, 08/15/39	$7,599,300
17,770,000	4.40%, 04/15/46	11,975,647
11,085,000	4.40%, 08/15/49 †	7,447,734
9,230,000	4.50%, 07/15/44	6,343,687
11,108,000	4.63%, 06/15/45	7,525,670
16,010,000	5.55%, 03/15/26	13,951,434
10,925,000	6.20%, 03/15/40	8,896,227
25,670,000	6.45%, 09/15/36	20,831,205
16,260,000	6.60%, 03/15/46	13,492,385
8,628,000	6.95%, 07/01/24	8,175,030
12,879,000	7.50%, 05/01/31	11,784,285
7,177,000	7.88%, 09/15/31	6,562,469
4,775,000	7.95%, 06/15/39	4,413,891
	Oceaneering International, Inc.
7,390,000	4.65%, 11/15/24 †	6,004,375
4,427,000	6.00%, 02/01/28 †	3,287,048
	Ovintiv, Inc.
8,895,000	3.90%, 11/15/21 †	8,916,227
11,095,000	6.50%, 08/15/34	10,413,737
7,485,000	6.50%, 02/01/38	6,837,022
6,835,000	6.63%, 08/15/37	6,307,490
5,175,000	7.20%, 11/01/31	5,132,343
7,415,000	7.38%, 11/01/31	7,461,991
4,415,000	8.13%, 09/15/30	4,581,160
4,138,000	Pactiv LLC 7.95%, 12/15/25	4,587,573
	Pitney Bowes, Inc.
5,575,000	4.63%, 03/15/24 †	5,428,656
4,086,000	5.95%, 04/01/23	4,080,463
	PulteGroup, Inc.
4,473,000	6.00%, 02/15/35	5,557,703
5,961,000	6.38%, 05/15/33	7,624,268
4,479,000	7.88%, 06/15/32	6,355,813
	Qwest Corp.
14,047,000	6.75%, 12/01/21	14,763,811
3,695,000	7.25%, 09/15/25	4,252,735
3,682,000	Rite Aid Corp. 7.70%, 02/15/27	2,844,713
	Rockies Express Pipeline LLC 144A
5,925,000	3.60%, 05/15/25	5,925,000
5,190,000	4.80%, 05/15/30	4,928,554
8,148,000	4.95%, 07/15/29	7,951,430
7,400,000	6.88%, 04/15/40	7,622,000
3,720,000	7.50%, 07/15/38	3,924,600
7,639,144	Ruby Pipeline LLC 144A 7.75%, 04/01/22	6,559,137
3,990,000	Safeway, Inc. 7.25%, 02/01/31 †	4,522,904
	Sealed Air Corp. 144A
5,000	4.88%, 12/01/22	5,272
6,691,000	6.88%, 07/15/33	8,652,299
	Service Properties Trust
5,925,000	3.95%, 01/15/28	4,662,234
12,225,000	4.35%, 10/01/24	10,834,406
5,929,000	4.38%, 02/15/30 †	4,846,958
2,945,000	4.50%, 06/15/23	2,840,084
5,189,000	4.50%, 03/15/25	4,472,269
9,985,000	4.65%, 03/15/24	8,992,741
Principal Amount		Value

United States: (continued)
$6,660,000	4.75%, 10/01/26	$5,710,950
5,925,000	4.95%, 02/15/27	4,991,813
6,288,000	4.95%, 10/01/29	5,167,950
7,397,000	5.00%, 08/15/22	7,323,030
5,162,000	5.25%, 02/15/26	4,503,845
6,090,000	Southeast Supply Header LLC 144A 4.25%, 06/15/24	5,992,697
12,737,000	Southwestern Energy Co. 6.45%, 01/23/25	12,784,764
	Spirit AeroSystems, Inc.
4,440,000	3.85%, 06/15/26	4,259,847
4,458,000	3.95%, 06/15/23	3,987,124
10,374,000	4.60%, 06/15/28	8,647,351
	Sprint Capital Corp.
36,649,000	6.88%, 11/15/28	46,383,891
29,596,000	8.75%, 03/15/32	44,318,826
5,402,000	Tenet Healthcare Corp. 6.88%, 11/15/31	5,421,231
9,657,729	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	10,965,372
6,079,000	Trinity Industries, Inc. 4.55%, 10/01/24	6,285,686
9,059,000	Under Armour, Inc. 3.25%, 06/15/26 †	8,769,248
8,200,000	United States Cellular Corp. 6.70%, 12/15/33	10,824,000
5,378,000	United States Steel Corp. 6.65%, 06/01/37 †	3,737,710
11,040,000	Washington Prime Group LP 6.45%, 08/15/24	5,741,959
	Western Midstream Operating LP
7,390,000	3.95%, 06/01/25	6,886,593
8,595,000	4.00%, 07/01/22	8,611,116
14,790,000	4.10%, 02/01/25	13,957,471
5,930,000	4.50%, 03/01/28	5,514,900
7,395,000	4.65%, 07/01/26	7,117,688
5,912,000	4.75%, 08/15/28	5,542,500
17,765,000	5.05%, 02/01/30	16,876,750
10,372,000	5.30%, 03/01/48	8,401,320
8,895,000	5.45%, 04/01/44	7,577,428
5,186,000	5.50%, 08/15/48	4,200,660
14,800,000	6.25%, 02/01/50	13,621,032
	Wyndham Destinations, Inc.
5,928,000	3.90%, 03/01/23	5,761,275
9,615,000	4.25%, 03/01/22	9,663,075
4,432,000	5.65%, 04/01/24	4,545,659
5,921,000	6.00%, 04/01/27	6,117,133
5,192,000	6.60%, 10/01/25	5,548,405
	Xerox Corp.
4,451,000	3.80%, 05/15/24 †	4,588,758
4,008,000	4.07%, 03/17/22	4,108,220
14,798,000	4.38%, 03/15/23	15,428,395
3,720,000	4.80%, 03/01/35 †	3,549,977
5,192,000	6.75%, 12/15/39 †	5,481,688
4,586,000	XPO CNW, Inc. 6.70%, 05/01/34	5,119,925
	Yum! Brands, Inc. 5,188,000 3.75%, 11/01/21	5,258,687

See Notes to Financial Statements

32

Principal Amount		Value

United States: (continued)
$4,826,000	3.88%, 11/01/23	$5,036,631
4,073,000	5.35%, 11/01/43	4,470,118
4,817,000	6.88%, 11/15/37	5,885,387
		2,596,492,569
Total Corporate Bonds (Cost: $3,064,207,361)		3,208,594,856

Number
of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $50,950,023)
Money Market Fund: 1.6%
50,950,023	State Street Navigator Securities Lending Government Money Market Portfolio	50,950,023
Total Investments: 99.9% (Cost: $3,115,157,384)		3,259,544,879
Other assets less liabilities: 0.1%		2,622,848
NET ASSETS: 100.0%		$3,262,167,727

Definitions:

USD	United States Dollar

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $99,951,437.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $434,898,183, or 13.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.2%	$263,422,510
Communications	9.4	301,350,285
Consumer, Cyclical	23.7	758,731,285
Consumer, Non-cyclical	11.9	383,250,468
Energy	29.0	929,963,127
Financial	9.5	305,995,167
Industrial	3.3	105,897,773
Technology	2.6	82,855,284
Utilities	2.4	77,128,957
	100.0%	$3,208,594,856

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,208,594,856	$—	$3,208,594,856
Money Market Fund	50,950,023	—	—	50,950,023
Total	$50,950,023	$3,208,594,856	$—	$3,259,544,879

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

33

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 70.6%
Australia: 0.6%
$225,000	National Australia Bank Ltd. 3.63%, 06/20/23 †	$243,732
Austria: 0.7%
50,000	Klabin Austria GmbH 144A 7.00%, 04/03/49	57,213
200,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	229,052
		286,265
Brazil: 0.3%
100,000	Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	107,866
British Virgin Islands: 1.7%
200,000	Beijing Capital Polaris Investment Co. Ltd. Reg S 4.25%, 03/26/21	201,767
200,000	LTC GB Ltd. Reg S 2.75%, 05/26/21	201,398
200,000	Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	211,283
90,700	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	100,181
		714,629
Canada: 0.3%
125,000	Bank of Nova Scotia 2.38%, 01/18/23	130,175
Cayman Islands: 4.4%
175,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	197,971
200,000	Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	213,684
200,000	MAF Sukuk Ltd Reg S 3.93%, 02/28/30	212,250
200,000	MAF Sukuk Ltd. Reg S 4.64%, 05/14/29	219,313
225,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	224,719
400,000	MTR Corp. Ltd. Reg S 2.50%, 11/02/26	426,385
300,000	Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	303,788
		1,798,110
Chile: 0.6%
100,000	AES Gener SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	100,913
150,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	167,411
		268,324
Principal Amount		Value

China / Hong Kong: 10.8%
$300,000	Bank of China Ltd. Reg S 1.14% (ICE LIBOR USD 3 Month+.88%), 11/22/22	$300,639
450,000	2.25%, 07/12/21	453,744
200,000	CGNPC International Ltd. Reg S 2.75%, 07/02/24	208,943
200,000	China Construction Bank Corp. Reg S 0.88% (ICE LIBOR USD 3 Month+.66%), 10/22/22	199,436
200,000	1.00%, 08/04/23	199,644
200,000	1.25%, 08/04/25	198,820
200,000	China Development Bank Reg S 2.75%, 11/16/22	207,772
200,000	China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	197,820
200,000	ICBCIL Finance Co. Ltd. Reg S 1.30% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	196,608
	Industrial & Commercial Bank of China Ltd. Reg S
200,000	0.91% (ICE LIBOR USD 3 Month+.67%), 09/16/22	199,719
275,000	0.93% (ICE LIBOR USD 3 Month+.72%), 04/25/22	274,885
300,000	0.98% (ICE LIBOR USD 3 Month+.73%), 06/14/21	300,053
200,000	1.02% (ICE LIBOR USD 3 Month+.78%), 09/16/24	199,252
500,000	1.04% (ICE LIBOR USD 3 Month+.83%), 04/25/24	499,667
200,000	1.08% (ICE LIBOR USD 3 Month+.83%), 06/14/23	199,969
200,000	Industrial Bank Co. Ltd. Reg S 1.10% (ICE LIBOR USD 3 Month+.85%), 11/20/21	199,949
200,000	Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	215,480
200,000	Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	207,983
		4,460,383
Costa Rica: 0.2%
100,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	100,814
France: 0.9%
350,000	Electricite de France SA 144A 3.63%, 10/13/25	391,295
Germany: 4.3%
	Kreditanstalt fuer Wiederaufbau
300,000	0.75%, 09/30/30	293,276
650,000	1.75%, 09/14/29	696,889
300,000	2.00%, 11/30/21	305,857
250,000	2.00%, 09/29/22	258,591
200,000	Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	206,423
		1,761,036

See Notes to Financial Statements

34

Principal Amount		Value

India: 3.1%
$200,000	Adani Green Energy Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy Pvt. Ltd. Reg S 6.25%, 12/10/24	$216,690
200,000	Indian Railway Finance Corp. Ltd. Reg S 3.84%, 12/13/27	214,315
200,000	REC Ltd. Reg S 3.88%, 07/07/27	203,954
100,000	ReNew Power Private Ltd. 144A 5.88%, 03/05/27	102,653
300,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	314,559
200,000	State Bank of India Reg S 4.50%, 09/28/23	215,145
		1,267,316
Ireland: 0.5%
200,000	Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	199,017
Japan: 0.5%
200,000	Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	210,697
Luxembourg: 1.4%
340,000	Klabin Finance SA 144A 4.88%, 09/19/27	363,825
200,000	Rumo Luxembourg SARL 144A 5.25%, 01/10/28	209,800
		573,625
Mauritius: 1.7%
200,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	205,130
200,000	Greenko Investment Co. 144A 4.88%, 08/16/23 †	201,237
200,000	Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	211,919
100,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	101,750
		720,036
Mexico: 0.4%
150,000	Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	150,305
Netherlands: 4.8%
250,000	Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+.73%), 09/24/26	249,129
350,000	Greenko Dutch BV 144A 4.88%, 07/24/22	352,450
300,000	ING Groep NV 144A 1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	302,683
350,000	4.63%, 01/06/26	409,101
Principal Amount		Value

Netherlands: (continued)
	Nederlandse Waterschapsbank NV 144A
$200,000	1.00%, 05/28/30	$198,120
100,000	2.13%, 11/15/21	101,914
350,000	3.13%, 12/05/22	370,705
		1,984,102
Peru: 0.6%
200,000	Consorcio Transmantaro SA 144A 4.70%, 04/16/34	237,902
Philippines: 0.5%
200,000	Bank of the Philippine Islands Reg S 2.50%, 09/10/24	206,124
Singapore: 1.0%
200,000	DBS Group Holdings Ltd. 144A 0.83% (ICE LIBOR USD 3 Month+.62%), 07/25/22	200,792
200,000	Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	199,333
		400,125
South Korea: 2.7%
50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	50,360
100,000	Korea Development Bank 0.96% (ICE LIBOR USD 3 Month+.72%), 07/06/22	100,676
100,000	Korea Electric Power Corp. 144A 2.50%, 06/24/24	105,410
150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	162,210
200,000	Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	206,685
200,000	Korea Water Resources Corp. Reg S 3.88%, 05/15/23	216,249
250,000	LG Chem Ltd. 144A 3.63%, 04/15/29	275,060
		1,116,650
United Arab Emirates: 1.0%
200,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	201,000
200,000	First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	206,497
		407,497
United States: 27.6%
	Alexandria Real Estate Equities, Inc.
100,000	3.80%, 04/15/26	114,277
200,000	4.00%, 01/15/24	219,742
	Apple, Inc.
250,000	2.85%, 02/23/23	263,370
450,000	3.00%, 06/20/27	503,283
	Avangrid, Inc.
150,000	3.15%, 12/01/24	163,442
150,000	3.20%, 04/15/25	164,595
300,000	3.80%, 06/01/29	343,641

See Notes to Financial Statements

35

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
$625,000	Bank of America Corp. 3.50% (ICE LIBOR USD 3 Month+.63%), 05/17/22	$635,367
	Boston Properties LP
100,000	3.40%, 06/21/29	108,456
450,000	4.50%, 12/01/28	527,091
400,000	Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	409,778
250,000	Clearway Energy Operating LLC 144A 4.75%, 03/15/28	263,047
175,000	DTE Electric Co. 3.95%, 03/01/49	215,487
250,000	Duke Energy Carolinas LLC 3.95%, 11/15/28	297,720
350,000	Duke Energy Florida LLC 2.50%, 12/01/29	377,831
100,000	Duke Energy Progress LLC 3.45%, 03/15/29	114,572
100,000	Duke Realty LP 2.88%, 11/15/29	109,129
100,000	ERP Operating LP 4.15%, 12/01/28	117,695
100,000	Evergy Kansas Central, Inc. 2.55%, 07/01/26	107,995
100,000	Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22	102,848
	HAT Holdings I LLC / HAT Holdings II LLC 144A
150,000	5.25%, 07/15/24	154,797
150,000	6.00%, 04/15/25	159,375
150,000	Host Hotels & Resorts LP 3.38%, 12/15/29	142,887
	Interstate Power & Light Co.
100,000	3.50%, 09/30/49	109,956
50,000	3.60%, 04/01/29	57,545
175,000	4.10%, 09/26/28	206,798
180,000	Kaiser Foundation Hospitals 3.15%, 05/01/27	198,539
150,000	Kilroy Realty LP 4.75%, 12/15/28	173,252
100,000	Massachusetts Institute of Technology 3.96%, 07/01/38	120,330
	MidAmerican Energy Co.
100,000	3.10%, 05/01/27	111,631
200,000	3.15%, 04/15/50	219,429
225,000	3.65%, 08/01/48	262,802
200,000	3.95%, 08/01/47	242,764
375,000	4.25%, 07/15/49	479,322
200,000	Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	204,053
	Northern States Power Co.
200,000	2.60%, 06/01/51	201,100
150,000	2.90%, 03/01/50	157,881
100,000	NSTAR Electric Co. 3.25%, 05/15/29	113,353
125,000	Owens Corning 3.95%, 08/15/29	140,022
Principal Amount		Value

United States: (continued)
$200,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	$208,901
100,000	Piedmont Operating Partnership LP 3.15%, 08/15/30	99,195
210,000	PNC Financial Services Group, Inc. 2.20%, 11/01/24	222,500
200,000	Prologis LP 1.25%, 10/15/30 †	193,633
	Public Service Co. of Colorado
200,000	3.20%, 03/01/50	221,425
100,000	3.70%, 06/15/28	115,722
135,000	4.10%, 06/15/48	168,736
75,000	Regency Centers LP 3.75%, 06/15/24	79,462
350,000	Southern Power Co. 4.15%, 12/01/25	401,769
100,000	Southwestern Public Service Co. 3.15%, 05/01/50	106,325
150,000	Toyota Motor Credit Corp. 2.15%, 02/13/30	157,519
100,000	Tucson Electric Power Co. 1.50%, 08/01/30	98,224
	Verizon Communications, Inc.
200,000	1.50%, 09/18/30	195,973
350,000	3.88%, 02/08/29	409,761
100,000	Welltower, Inc. 2.70%, 02/15/27	105,391
		11,399,738
Total Corporate Bonds (Cost: $28,319,802)		29,135,763
GOVERNMENT OBLIGATIONS: 28.5%
Chile: 2.3%
	Chile Government International Bond
200,000	2.55%, 01/27/32	208,500
650,000	3.50%, 01/25/50	718,250
		926,750
China / Hong Kong: 0.6%
250,000	Hong Kong Government International Bond 144A 2.50%, 05/28/24	263,864
Finland: 0.1%
50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	50,500
Indonesia: 2.1%
	Perusahaan Penerbit SBSN Indonesia III 144A
300,000	2.30%, 06/23/25	311,250
300,000	3.75%, 03/01/23	319,366
200,000	3.90%, 08/20/24	219,779
		850,395
Netherlands: 0.5%
200,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	214,992

See Notes to Financial Statements

36

Principal Amount		Value

Norway: 0.5%
$200,000	Kommunalbanken AS 144A 2.13%, 02/11/25	$213,686
South Korea: 0.2%
100,000	Export-Import Bank of Korea 2.13%, 02/11/21	100,487
Supranational: 12.5%
150,000	African Development Bank 3.00%, 12/06/21	154,597
	Asian Development Bank
150,000	1.75%, 08/14/26	160,086
300,000	1.88%, 08/10/22	308,996
200,000	2.13%, 03/19/25	214,676
100,000	2.38%, 08/10/27	110,857
150,000	3.13%, 09/26/28	176,202
	European Bank for Reconstruction & Development
250,000	1.50%, 02/13/25	259,071
150,000	1.63%, 09/27/24	157,352
225,000	1.88%, 07/15/21	227,523
	European Investment Bank
350,000	0.75%, 09/23/30	340,851
250,000	1.63%, 10/09/29	264,551
400,000	2.13%, 04/13/26	434,658
100,000	2.38%, 05/24/27	110,921
300,000	2.50%, 10/15/24	325,623
500,000	European Investment Bank 144A 2.88%, 06/13/25	555,134
	International Bank for Reconstruction & Development
280,000	2.13%, 03/03/25	299,953
250,000	3.13%, 11/20/25	281,917
	International Finance Corp.
270,000	2.00%, 10/24/22	279,578
370,000	2.13%, 04/07/26	401,633
100,000	Nordic Investment Bank 2.25%, 09/30/21	101,878
		5,166,057
Sweden: 1.2%
	Kommuninvest I Sverige AB 144A
300,000	1.63%, 04/24/23	309,971
175,000	1.88%, 06/01/21	176,667
		486,638
Principal Amount		Value

United States: 8.5%
$250,000	City of San Francisco Public Utilities Commission Water Revenue 3.47%, 11/01/43	$262,303
20,000	District of Columbia Water & Sewer Authority 4.81%, 10/01/14	28,004
	Fannie Mae-ACES
44,000	2.52%, 08/25/29	47,945
200,000	2.56%, 07/25/24	213,355
100,000	2.80%, 02/25/27	110,422
400,000	2.90%, 01/25/28	449,498
260,000	2.96%, 09/25/27	291,047
800,000	3.05%, 03/25/28	906,812
144,000	3.09%, 02/25/30	164,208
200,000	3.33%, 06/25/28	229,794
500,000	3.55%, 09/25/28	586,365
200,000	Metropolitan Transportation Authority 5.18%, 11/15/49	204,630
		3,494,383
Total Government Obligations (Cost: $11,434,472)		11,767,752
Total Investments Before Collateral for Securities Loaned: 99.1% (Cost: $39,754,274)		40,903,515

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $196,665)
Money Market Fund: .0.5%
196,665	State Street Navigator Securities Lending Government Money Market Portfolio	$196,665
Total Investments: 99.6% (Cost: $39,950,939)		41,100,180
Other assets less liabilities: 0.4%		165,375
NET ASSETS: 100.0%		$41,265,555

See Notes to Financial Statements

37

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $443,222.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $9,587,826, or 23.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.0%	$1,233,319
Communications	1.5	605,734
Consumer, Cyclical	1.6	633,996
Consumer, Non-cyclical	1.2	469,174
Diversified	0.5	201,767
Energy	3.9	1,607,999
Financial	34.7	14,206,489
Government	21.4	8,768,306
Industrial	3.0	1,240,420
Mortgage Securities	7.3	2,999,446
Technology	1.9	766,653
Utilities	20.0	8,170,212
	100.0%	$40,903,515

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$29,135,763	$—	$29,135,763
Government Obligations*	—	11,767,752	—	11,767,752
Money Market Fund	196,665	—	—	196,665
Total	$196,665	$40,903,515	$—	$41,100,180

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

38

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 97.4%
Argentina: 0.7%
USD	75,000	Arcor SAIC 144A 6.00%, 07/06/23	$69,807
	100,000	Genneia SA 144A 8.75%, 01/20/22	76,750
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/23	41,999
	75,000	7.50%, 01/24/27	52,209
	100,000	Telecom Argentina SA 144A 8.00%, 07/18/26	82,701
		YPF SA 144A
	170,000	6.95%, 07/21/27	91,588
	25,000	7.00%, 12/15/47	12,704
	150,000	8.50%, 07/28/25	90,150
	175,000	8.75%, 04/04/24	115,832
			633,740
Australia: 0.5%
		FMG Resources August 2006 Pty Ltd. 144A
	25,000	4.50%, 09/15/27	26,816
	200,000	5.13%, 05/15/24 †	214,352
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/27	109,250
	100,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	101,356
			451,774
Austria: 0.9%
	100,000	ams AG 144A 7.00%, 07/31/25	106,062
		JBS Investments II GmbH 144A
	100,000	5.75%, 01/15/28	105,250
	100,000	7.00%, 01/15/26	107,003
	200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	221,350
EUR	100,000	Novomatic AG 1.63%, 09/20/23	107,866
	100,000	Sappi Papier Holding GmbH Reg S 3.13%, 04/15/26	99,468
	100,000	Wienerberger AG Reg S 2.75%, 06/04/25	120,546
			867,545
Bahamas: 0.1%
	100,000	Nouryon Holding BV Reg S 6.50%, 10/01/26	118,885
Bermuda: 0.6%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	200,997
	50,403	Digicel Group 0.5 Ltd. 10.00%, 04/01/24	38,432
		Digicel Group 0.5 Ltd. 144A
	65,077	7.00%, 12/31/99	9,111
	57,891	8.00%, 04/01/25	19,683
	100,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	100,250
Principal Amount			Value

Bermuda: (continued)
USD	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	$209,060
			577,533
Brazil: 2.6%
		Banco Bradesco SA 144A
	100,000	2.85%, 01/27/23	101,575
	100,000	3.20%, 01/27/25	102,100
	100,000	5.75%, 03/01/22	104,776
	200,000	Banco BTG Pactual SA 144A 5.50%, 01/31/23	210,250
	350,000	Banco do Brasil SA 3.88%, 10/10/22	360,657
		Banco do Brasil SA 144A
	100,000	4.63%, 01/15/25	106,401
	200,000	5.88%, 01/19/23	213,552
	100,000	Banco Votorantim SA 144A 4.50%, 09/24/24 †	103,376
	200,000	BRF SA 144A 4.75%, 05/22/24	211,729
	100,000	Caixa Economica Federal 144A 3.50%, 11/07/22	103,101
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24 †	225,250
		Itau Unibanco Holding SA 144A
	125,000	2.90%, 01/24/23	126,126
	200,000	5.13%, 05/13/23	212,070
	100,000	5.50%, 08/06/22	105,350
	175,000	5.65%, 03/19/22	182,483
	100,000	6.20%, 12/21/21	103,900
			2,572,696
British Virgin Islands: 2.9%
	105,000	Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	108,216
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	105,000
	200,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 12/31/99 (o)	209,492
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/22	185,499
	200,000	5.88%, 02/13/23	169,993
		Fortune Star BVI Ltd. Reg S
	100,000	5.25%, 03/23/22	100,499
	200,000	6.75%, 07/02/23	207,101
	100,000	Gold Fields Orogen Holdings BVI Ltd. 144A 5.13%, 05/15/24	109,432
		Greenland Global Investment Ltd. Reg S
	200,000	5.88%, 07/03/24	183,193
	200,000	6.75%, 09/26/23	193,976
	200,000	New Metro Global Ltd. Reg S 6.80%, 08/05/23	207,433

See Notes to Financial Statements

39

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

British Virgin Islands: (continued)
USD	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 12/31/99 (o)	$224,915
		Scenery Journey Ltd. Reg S
	200,000	13.00%, 11/06/22	173,529
	200,000	13.75%, 11/06/23	172,490
	100,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	103,060
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	196,780
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	201,654
			2,852,262
Canada: 6.0%
	100,000	Athabasca Oil Corp. 144A 9.88%, 02/24/22	34,102
	50,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	52,491
	75,000	Baytex Energy Corp. 144A 5.63%, 06/01/24	41,711
		Bombardier, Inc. 144A
	125,000	6.00%, 10/15/22 †	113,828
	150,000	6.13%, 01/15/23	129,562
	100,000	7.50%, 12/01/24	75,500
	125,000	7.50%, 03/15/25	91,094
	150,000	7.88%, 04/15/27	109,500
	100,000	8.75%, 12/01/21	99,542
	150,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 144A 6.25%, 09/15/27 †	153,986
	100,000	Cascades, Inc. / Cascades USA, Inc. 144A 5.38%, 01/15/28 †	104,437
		Cenovus Energy, Inc.
	125,000	4.25%, 04/15/27	127,256
	50,000	5.38%, 07/15/25 †	52,740
	150,000	5.40%, 06/15/47	147,940
	175,000	6.75%, 11/15/39	194,249
	100,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	110,924
	100,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/24	34,812
	50,000	Fairstone Financial, Inc. 144A 7.88%, 07/15/24	51,401
		First Quantum Minerals Ltd. 144A
	100,000	6.88%, 03/01/26	99,438
	200,000	7.50%, 04/01/25	201,125
	200,000	First Quantum Minerals Ltd. 144A 7.25%, 04/01/23	201,305
	100,000	Garda World Security Corp. 144A 4.63%, 02/15/27	97,750
		GFL Environmental, Inc. 144A
	50,000	3.75%, 08/01/25	50,094
	75,000	5.13%, 12/15/26	78,866
	75,000	7.00%, 06/01/26	78,328
Principal Amount			Value

Canada: (continued)
		Gibson Energy, Inc.
CAD	25,000	2.85%, 07/14/27	$19,290
	75,000	3.60%, 09/17/29	59,670
USD	50,000	goeasy Ltd. 144A 5.38%, 12/01/24	50,599
		Hudbay Minerals, Inc. 144A
	25,000	6.13%, 04/01/29	25,625
	100,000	7.63%, 01/15/25	103,937
CAD	50,000	Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	38,240
USD	256,000	Lightstream Resources Ltd. 144A 8.63%, 02/01/20 (d) *	1,756
		Mattamy Group Corp. 144A
	50,000	4.63%, 03/01/30	50,836
	50,000	5.25%, 12/15/27 †	53,031
		MEG Energy Corp. 144A
	50,000	7.00%, 03/31/24	47,625
	150,000	7.13%, 02/01/27	135,334
		Methanex Corp.
	50,000	5.13%, 10/15/27	50,978
	150,000	5.25%, 12/15/29	152,265
	50,000	New Gold, Inc. 144A 7.50%, 07/15/27	54,181
		New Red Finance, Inc. 144A
	50,000	3.88%, 01/15/28	50,450
	180,000	4.25%, 05/15/24	183,870
	281,000	5.00%, 10/15/25	288,123
	50,000	Norbord, Inc. 144A 5.75%, 07/15/27	52,678
	300,000	NOVA Chemicals Corp. 144A 5.25%, 08/01/23	299,434
		Open Text Corp. 144A
	100,000	3.88%, 02/15/28	101,750
	150,000	5.88%, 06/01/26	156,187
CAD	50,000	Parkland Fuel Corp. 5.63%, 05/09/25	39,193
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/27	51,698
	100,000	6.00%, 04/01/26	103,437
	100,000	Precision Drilling Corp. 144A 7.13%, 01/15/26	63,356
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	107,600
CAD	125,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	101,141
USD	50,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	51,531
	50,000	Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	46,531
	150,000	Seven Generations Energy Ltd. 144A 6.75%, 05/01/23	150,469
CAD	50,000	SNC-Lavalin Group, Inc. 3.24%, 03/02/23	37,456
USD	100,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/26	107,285

See Notes to Financial Statements

40

Principal Amount			Value

Canada: (continued)
		Telesat Canada / Telesat LLC 144A
USD	50,000	4.88%, 06/01/27	$51,031
	50,000	6.50%, 10/15/27	49,820
	50,000	Tervita Corp. 144A 7.63%, 12/01/21	48,125
		TransAlta Corp.
	25,000	4.50%, 11/15/22	25,938
	75,000	6.50%, 03/15/40	78,188
		Videotron Ltd.
CAD	75,000	4.50%, 01/15/30	59,359
	200,000	5.63%, 06/15/25	163,939
	50,000	Videotron Ltd. Reg S 5.75%, 01/15/26	38,584
			5,882,521
Cayman Islands: 9.7%
USD	200,000	Agile Group Holdings Ltd. Reg S 8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/31/99 (o)	207,750
	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	190,984
	75,000	Braskem Finance Ltd. 6.45%, 02/03/24	80,063
	25,000	Braskem Finance Ltd. 144A 5.38%, 05/02/22	25,781
	200,000	Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	201,358
	200,000	CFLD Cayman Investment Ltd. Reg S 8.60%, 04/08/24	184,500
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/22	199,994
		China Evergrande Group Reg S
	200,000	8.25%, 03/23/22	168,500
	600,000	8.75%, 06/28/25	444,000
	200,000	9.50%, 04/11/22 †	170,998
	300,000	9.50%, 03/29/24	226,188
	200,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	200,898
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 12/31/99 (o)	200,495
	200,000	5.50%, 01/23/22	202,999
	100,000	Comcel Trust 144A 6.88%, 02/06/24	102,511
	200,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	197,198
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	196,916
	200,000	DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99	210,160
	200,000	Emaar Sukuk Ltd. Reg S 3.64%, 09/15/26	194,788
	100,000	Embraer Overseas Ltd. 144A 5.70%, 09/16/23	101,930
Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	Fantasia Holdings Group Co. Ltd. Reg S 10.88%, 01/09/23	$205,742
	207,250	Global Aircraft Leasing Co. Ltd. 144A 7.25%, 09/15/24	139,376
	100,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	35,250
		Grupo Aval Ltd. 144A
	100,000	4.38%, 02/04/30	97,500
	100,000	4.75%, 09/26/22	104,125
		Kaisa Group Holdings Ltd. Reg S
	200,000	8.50%, 06/30/22	195,496
	250,000	9.38%, 06/30/24	227,141
	200,000	11.25%, 04/09/22	204,498
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/24	350,859
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	206,661
	200,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 02/23/23	202,491
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 12/31/99 (o)	196,896
		Melco Resorts Finance Ltd. 144A
	200,000	4.88%, 06/06/25	201,355
	100,000	5.38%, 12/04/29	96,433
	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/26	202,480
	93,450	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	85,040
	200,000	Powerlong Real Estate Holdings Ltd. Reg S 6.25%, 08/10/24	202,495
	200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	206,239
	200,000	Ronshine China Holdings Ltd. Reg S 8.75%, 10/25/22	205,493
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	33,375
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	204,950
		Sunac China Holdings Ltd. Reg S
	200,000	7.00%, 07/09/25	194,198
	400,000	7.95%, 08/08/22	408,490
	200,000	Times China Holdings Ltd. Reg S 6.75%, 07/16/23	206,499
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/27	106,147
USD	200,000	WTT Investment Ltd. 144A 5.50%, 11/21/22 †	205,750
		Wynn Macau Ltd. 144A
	100,000	5.13%, 12/15/29	92,730
	100,000	5.50%, 01/15/26	96,375
	200,000	5.50%, 10/01/27	187,940

See Notes to Financial Statements

41

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	$207,250
	200,000	Yuzhou Group Holdings Co. Ltd. Reg S 7.38%, 01/13/26	193,000
	300,000	Yuzhou Properties Co. Ltd. Reg S 6.00%, 10/25/23	297,519
			9,507,804
Chile: 0.3%
	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	103,559
	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	80,270
	100,000	VTR Comunicaciones SpA 144A 5.13%, 01/15/28	105,660
			289,489
China / Hong Kong: 1.1%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 12/31/99 (o)	200,992
	250,000	Bank of East Asia Ltd. Reg S 5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 12/31/99 (o)	254,006
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 12/31/99 (o)	199,500
	200,000	Yango Justice International Ltd. Reg S 10.25%, 03/18/22	210,231
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/22	203,624
			1,068,353
Colombia: 0.6%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	106,223
		Banco de Bogota SA 144A
	100,000	5.38%, 02/19/23	105,151
	100,000	6.25%, 05/12/26	109,876
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	50,751
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	81,201
	150,000	Bancolombia SA 5.13%, 09/11/22	157,350
			610,552
Curacao: 0.2%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	96,108
	90,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	89,305
			185,413
Czech Republic: 0.1%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/22	112,105
Principal Amount			Value

Denmark: 0.4%
EUR	275,000	DKT Finance ApS Reg S 7.00%, 06/17/23	$323,343
	100,000	Norican A/S Reg S 4.50%, 05/15/23 †	95,486
			418,829
Finland: 0.7%
		Nokia Oyj
USD	100,000	3.38%, 06/12/22	102,375
	100,000	4.38%, 06/12/27	106,875
	100,000	6.63%, 05/15/39	125,220
EUR	100,000	Nokia Oyj Reg S 2.00%, 03/15/24	119,395
	175,000	Teollisuuden Voima Oyj Reg S 2.13%, 02/04/25	202,192
			656,057
France: 7.0%
		Accor SA Reg S
	100,000	1.75%, 02/04/26	113,073
	100,000	2.63% (EUR Swap Annual 5 Year+3.25%), 12/31/99 (o)	95,918
		Altice France SA 144A
USD	100,000	5.50%, 01/15/28	101,438
	700,000	7.38%, 05/01/26	731,360
	300,000	8.13%, 02/01/27	326,593
EUR	175,000	Altice France SA Reg S 3.38%, 01/15/28	193,079
USD	100,000	Banijay Entertainment SASU 144A 5.38%, 03/01/25	101,813
		Casino Guichard Perrachon SA Reg S
EUR	100,000	1.87%, 06/13/22	111,187
	100,000	4.50%, 03/07/24	95,711
	100,000	4.56%, 01/25/23	110,389
	100,000	CMA CGM SA Reg S 5.25%, 01/15/25	107,295
	200,000	Constellium SE Reg S 4.25%, 02/15/26	234,694
USD	250,000	Electricite de France SA 144A 5.63% (USD Swap Semi 30/360 10 Year+3.04%), 12/29/49	262,674
		Electricite de France SA Reg S
EUR	200,000	3.00% (EUR Swap Annual 5 Year+3.20%), 12/31/99	229,270
	200,000	4.00% (EUR Swap Annual 6 Year+3.44%), 12/31/99	242,585
	100,000	4.13% (EUR Swap Annual 8 Year+2.44%), 01/29/49	120,755
	100,000	5.00% (+3.04%), 01/22/49	127,016
	100,000	5.38% (+3.79%), 01/29/49	128,056
GBP	100,000	6.00% (+3.96%), 12/29/49	140,517
		Elis SA Reg S
EUR	100,000	1.63%, 04/03/28	107,865
	100,000	1.88%, 02/15/23	115,659
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/26	52,698
	100,000	4.13%, 11/15/24	52,442
	100,000	Faurecia SE Reg S 2.63%, 06/15/25	116,909

See Notes to Financial Statements

42

Principal Amount			Value

France: (continued)
EUR	100,000	3.13%, 06/15/26	$117,912
	100,000	3.75%, 06/15/28	118,330
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/24	145,235
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/24	152,393
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 12/31/99 (o)	121,654
		Loxam SAS Reg S
	100,000	2.88%, 04/15/26	107,079
	100,000	4.25%, 04/15/24	113,299
	100,000	New AREVA Holding SA 4.88%, 09/23/24	128,570
	100,000	New AREVA Holding SA Reg S 3.13%, 03/20/23	119,397
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/25	109,816
	100,000	RCI Banque SA Reg S 2.63% (EUR Swap Annual 5 Year+2.85%), 02/18/30	112,662
		Renault SA Reg S
	100,000	1.00%, 04/18/24	111,224
	100,000	1.00%, 11/28/25	109,853
	100,000	1.25%, 06/24/25	108,554
	100,000	2.00%, 09/28/26	110,287
	100,000	Rexel SA Reg S 2.13%, 06/15/25	113,967
	150,000	Solvay Finance SACA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/29/49 (o)	189,384
USD	100,000	SPCM SA 144A 4.88%, 09/15/25	103,005
EUR	100,000	SPIE SA Reg S 2.63%, 06/18/26	115,277
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 06/16/23	107,776
		Valeo SA Reg S
	100,000	0.38%, 09/12/22	115,117
	100,000	1.63%, 03/18/26	115,055
	100,000	3.25%, 01/22/24	123,328
	100,000	Vallourec SA Reg S 2.25%, 09/30/24	68,242
			6,856,412
Germany: 4.8%
		ADLER Real Estate AG Reg S
	100,000	1.50%, 12/06/21	114,637
	100,000	1.88%, 04/27/23	113,603
	100,000	Bertelsmann SE & Co. KGaA Reg S 3.00% (EUR Swap Annual 5 Year+2.64%), 04/23/75	116,778
	100,000	Cheplapharm Arzneimittel GmbH Reg S 3.50%, 02/11/27	111,856
		Commerzbank AG Reg S
	150,000	4.00%, 03/23/26	185,064
	100,000	4.00%, 03/30/27	123,798
	100,000	DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	107,120
Principal Amount			Value

Germany: (continued)
		Deutsche Bank AG
USD	150,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	$145,588
	250,000	4.50%, 04/01/25	255,106
	125,000	4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	121,196
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	157,892
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/27	112,128
	110,000	Hapag-Lloyd AG Reg S 5.13%, 07/15/24	132,247
USD	200,000	IHO Verwaltungs GmbH 144A 5.50% 09/15/26	202,500
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38% 05/15/25	116,537
	100,000	4.50% 09/15/26	116,496
	100,000	INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	109,176
	100,000	Infineon Technologies AG Reg S 3.63% (EUR Swap Annual 5 Year+4.00%), 12/31/99	118,862
	200,000	K+S AG Reg S 3.00%, 06/20/22	232,377
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	123,201
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	166,352
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	227,728
	100,000	Platin 1426 GmbH Reg S 5.38%, 06/15/23	110,265
	130,000	ProGroup AG Reg S 3.00%, 03/31/26	149,530
USD	100,000	RWE AG Reg S 6.63% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	114,999
		Schaeffler AG Reg S
EUR	150,000	1.88%, 03/26/24	173,787
	100,000	2.88%, 03/26/27	116,591
	100,000	Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	110,814
	100,000	Tele Columbus AG Reg S 3.88%, 05/02/25	110,016
		thyssenkrupp AG Reg S
	200,000	1.38%, 03/03/22	228,031
	100,000	2.50%, 02/25/25	106,287
	100,000	2.88%, 02/22/24	108,352
	100,000	Vertical Midco GmbH Reg S 4.38%, 07/15/27	118,087
			4,657,001
India: 1.2%
USD	200,000	Canara Bank Reg S 3.88%, 03/28/24	207,043

See Notes to Financial Statements

43

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

India: (continued)
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	$204,745
	200,000	GMR Hyderabad International Airport Ltd. 144A 5.38%, 04/10/24	198,713
	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	205,487
	100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	104,853
	200,000	Tata Motors Ltd. Reg S 5.75%, 10/30/24	203,070
			1,123,911
Indonesia: 0.4%
	200,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	199,250
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	185,000
			384,250
Ireland: 2.3%
EUR	100,000	AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	113,748
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	129,514
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/27 †	211,100
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	201,500
EUR	200,000	eircom Finance DAC Reg S 3.50%, 05/15/26	233,512
USD	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	208,704
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/28	159,534
	200,000	LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	212,750
	100,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	108,480
	200,000	Motion Bondco DAC 144A 6.63%, 11/15/27 †	173,690
	100,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	107,106
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 02/01/24	361,905
			2,221,543
Israel: 0.2%
		Leviathan Bond Ltd. Reg S 144A
USD	50,000	5.75%, 06/30/23	51,283
	50,000	6.13%, 06/30/25	51,908
	50,000	6.50%, 06/30/27	51,658
	50,000	6.75%, 06/30/30	51,470
			206,319
Principal Amount			Value

Italy: 7.4%
		Assicurazioni Generali SpA Reg S
EUR	125,000	4.60% (Euribor 3 Month ACT/360+4.50%), 11/30/49	$154,343
GBP	50,000	6.27% (ICE LIBOR GBP 3 Month+2.35%), 06/29/49	70,145
		Atlantia SpA Reg S
EUR	100,000	1.63%, 02/03/25	115,588
	100,000	1.88%, 07/13/27	112,816
		Autostrade per l’Italia SpA
	100,000	1.63%, 06/12/23	115,436
	100,000	5.88%, 06/09/24	133,382
		Autostrade per l’Italia SpA Reg S
	100,000	1.75%, 06/26/26	113,934
	100,000	1.75%, 02/01/27	113,819
	100,000	1.88%, 09/26/29	114,082
	50,000	4.38%, 09/16/25	65,377
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	101,808
	100,000	Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	117,926
		Banco BPM SpA Reg S
	100,000	1.75%, 04/24/23	119,396
	100,000	2.00%, 03/08/22	119,008
	100,000	2.50%, 06/21/24	121,867
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	116,971
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/27	119,324
	100,000	Esselunga SpA Reg S 0.88%, 10/25/23	116,433
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	117,447
	100,000	Infrastrutture Wireless Italiane SpA Reg S 1.88%, 07/08/26	121,086
	100,000	International Design Group SPA Reg S 6.50%, 11/15/25	111,615
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	105,581
	150,000	5.71%, 01/15/26	163,482
		Intesa Sanpaolo SpA Reg S
EUR	100,000	2.86%, 04/23/25	120,287
	100,000	3.93%, 09/15/26	125,716
	200,000	6.63%, 09/13/23	264,383
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/31/49 (o)	121,271
		Leonardo Finmeccanica SpA
	100,000	4.88%, 03/24/25	130,718
	100,000	5.25%, 01/21/22	122,735
	100,000	Nexi SpA Reg S 1.75%, 10/31/24	116,427
	68,750	Sisal Group SpA Reg S 7.00%, 07/31/23	78,697

See Notes to Financial Statements

44

Principal Amount			Value

Italy: (continued)
EUR	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	$118,800
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	138,219
GBP	150,000	5.88%, 05/19/23	211,483
USD	200,000	Telecom Italia SpA 144A 5.30%, 05/30/24	216,695
		Telecom Italia SpA Reg S
EUR	100,000	2.38%, 10/12/27	117,610
	200,000	2.88%, 01/28/26	241,878
	100,000	3.00%, 09/30/25	122,021
	250,000	3.63%, 05/25/26	313,591
	200,000	4.00%, 04/11/24	249,372
	150,000	5.25%, 02/10/22	185,894
		UniCredit SpA Reg S
	200,000	2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	217,406
	200,000	2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	216,728
	200,000	4.38% (EUR Swap Annual 5 Year+4.32%), 01/03/27	240,576
	200,000	6.95%, 10/31/22	258,934
		Unione di Banche Italiane SpA Reg S
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27	181,782
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	127,738
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	241,418
	100,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 12/31/49 (o)	121,869
			7,263,114
Japan: 1.5%
		SoftBank Group Corp. Reg S
USD	200,000	4.75%, 09/19/24	203,479
	200,000	5.13%, 09/19/27	202,498
	200,000	5.38%, 07/30/22	206,623
	250,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 12/31/99 (o)	232,125
	350,000	6.25%, 04/15/28	380,316
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 12/31/99 (o)	191,040
			1,416,081
Kazakhstan: 0.3%
		KazMunayGas National Co. JSC 144A
	100,000	4.75%, 04/19/27	112,923
	125,000	5.75%, 04/19/47	155,523
			268,446
Luxembourg: 8.4%
	150,000	Adecoagro SA 144A 6.00%, 09/21/27	150,724
Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	ADLER Group SA Reg S 3.25%, 08/05/25	$115,174
		Altice Financing SA 144A
USD	250,000	5.00%, 01/15/28	242,829
	200,000	7.50%, 05/15/26	209,000
EUR	100,000	Altice Finco SA Reg S 4.75%, 01/15/28	105,438
	100,000	Altice France Holding SA Reg S 8.00%, 05/15/27	122,528
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/24	81,073
		ArcelorMittal SA
USD	100,000	3.60%, 07/16/24	104,138
	100,000	4.55%, 03/11/26	107,727
	75,000	7.00%, 03/01/41	90,484
	75,000	7.25%, 10/15/39	91,773
		ArcelorMittal SA Reg S
EUR	100,000	1.00%, 05/19/23	116,236
	100,000	1.75%, 11/19/25	116,423
	100,000	2.25%, 01/17/24	119,893
	200,000	ARD Finance SA Reg S 5.75% 06/30/27	226,009
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
USD	150,000	4.13%, 08/15/26	153,187
	125,000	5.25%, 08/15/27	128,839
	100,000	6.00%, 02/15/25	103,475
EUR	175,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.13%, 08/15/26	199,956
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/23	132,552
EUR	150,000	Cirsa Finance International SARL 144A 6.25%, 12/20/23	155,536
	100,000	Codere Finance SA Reg S 6.75%, 11/01/21	57,194
USD	150,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/25	139,781
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27 †	106,438
EUR	100,000	CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 12/31/99	112,807
	100,000	Crystal Almond SARL Reg S 4.25%, 10/15/24	113,270
USD	100,000	CSN Resources SA 144A 7.63%, 02/13/23	103,900
EUR	100,000	Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+5.17%), 12/31/99	114,630
	250,000	Fiat Chrysler Finance Europe SENC Reg S 4.75%, 07/15/22	309,644
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 08/01/22	232,877

See Notes to Financial Statements

45

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/23	$115,314
	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (Euribor ICE Swap Rate 5 Year+3.07%), 12/31/99 (o)	118,846
	200,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/24	232,756
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	76,618
	150,000	Lincoln Financing SARL Reg S 3.63%, 04/01/24	166,865
		Matterhorn Telecom SA Reg S
	100,000	3.13%, 09/15/26	110,678
	100,000	4.00%, 11/15/27	114,160
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	201,520
		Millicom International Cellular SA 144A
	100,000	5.13%, 01/15/28	105,150
	100,000	6.25%, 03/25/29	110,781
		Minerva Luxembourg SA 144A
	75,000	5.88%, 01/19/28	78,020
	150,000	6.50%, 09/20/26	156,189
EUR	100,000	Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	118,861
USD	100,000	Nexa Resources SA 144A 6.50%, 01/18/28	111,562
	250,000	Puma International Financing SA 144A 5.00%, 01/24/26	207,125
	200,000	Rede D’or Finance SARL 144A 4.50%, 01/22/30	197,000
EUR	100,000	Rossini SARL Reg S 6.75%, 10/30/25	121,802
USD	200,000	Rumo Luxembourg SARL 144A 7.38%, 02/09/24	209,300
	250,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	262,625
EUR	100,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 12/29/49 (o)	118,494
	100,000	SIG Combibloc Purchase Co. SARL Reg S 2.13%, 06/18/25	119,062
	100,000	Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	115,325
	100,000	Telecom Italia Finance SA 7.75%, 01/24/33	167,945
USD	200,000	Telenet Finance Luxembourg Notes SARL 144A 5.50%, 03/01/28	211,100
EUR	100,000	TLG Finance SARL Reg S 3.38% (EUR Swap Annual 5 Year+3.98%), 12/31/99 (o)	114,560
USD	11,000	Trafigura Funding SA 144A 5.25%, 03/19/23	10,928
	100,000	Ultrapar International SA 144A 5.25%, 10/06/26	107,732
Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	Vivion Investments SARL Reg S 3.00%, 08/08/24	$103,654
USD	100,000	VTB Bank SA 144A 6.95%, 10/17/22	105,879
			8,153,386
Malta: 0.0%
	32,000	Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^	21,240
Marshall Islands: 0.1%
	100,000	Teekay Offshore Partners LP / Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	84,761
Mauritius: 0.4%
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	206,050
	200,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	200,800
			406,850
Mexico: 4.6%
	100,000	Axtel SAB de CV 144A 6.38%, 11/14/24	104,150
	150,000	BBVA Bancomer SA 144A 6.75%, 09/30/22	161,662
	200,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	189,404
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/25	205,600
	100,000	7.38%, 06/05/27	110,276
	100,000	7.75%, 04/16/26	105,925
EUR	150,000	Cemex SAB de CV Reg S 2.75%, 12/05/24	173,663
USD	100,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26 †	98,100
	100,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 12/31/99 (o)	106,375
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/25	205,675
		Petróleos Mexicanos
	50,000	4.50%, 01/23/26	44,165
	175,000	5.35%, 02/12/28	149,702
	225,000	5.95%, 01/28/31	188,606
	200,000	6.35%, 02/12/48	153,000
	75,000	6.38%, 01/23/45	56,952
	175,000	6.49%, 01/23/27	163,012
	250,000	6.50%, 03/13/27	232,785
	125,000	6.50%, 01/23/29	111,644
	200,000	6.63%, 06/15/35	165,023
	350,000	6.75%, 09/21/47	272,263
	300,000	6.84%, 01/23/30	268,470
	200,000	6.88%, 08/04/26	192,480
	200,000	6.95%, 01/28/60	156,655
	450,000	7.69%, 01/23/50	374,542

See Notes to Financial Statements

46

Principal Amount			Value

Mexico: (continued)
		Petróleos Mexicanos Reg S
EUR	100,000	2.75%, 04/21/27	$95,027
	100,000	4.75%, 02/26/29	102,507
	100,000	4.88%, 02/21/28	103,870
	50,000	5.50%, 02/24/25	59,824
		Unifin Financiera SAB de CV 144A
USD	100,000	7.00%, 01/15/25	81,313
	100,000	7.25%, 09/27/23	88,001
			4,520,671
Morocco: 0.3%
		OCP SA 144A
	150,000	5.63%, 04/25/24	163,409
	100,000	6.88%, 04/25/44	125,746
			289,155
Netherlands: 11.5%
		Braskem Netherlands Finance BV 144A
	100,000	4.50%, 01/10/28	96,427
	125,000	4.50%, 01/31/30	115,600
	50,000	8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	50,863
EUR	125,000	Dufry One BV Reg S 2.50%, 10/15/24	132,061
	100,000	ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 12/31/99	121,436
USD	125,000	Embraer Netherlands Finance BV 5.40%, 02/01/27	119,065
	200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	213,500
EUR	200,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	250,391
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/24	205,832
	200,000	IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	204,500
	114,000	Indo Energy Finance II BV 144A 6.38%, 01/24/23	114,434
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/25	116,925
	100,000	IPD 3 BV Reg S 4.50%, 07/15/22	108,331
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	206,059
	125,000	Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73	131,032
		Metinvest BV 144A
	50,000	7.75%, 04/23/23 †	51,291
	100,000	8.50%, 04/23/26	101,385
	195,028	MV24 Capital BV 144A 6.75%, 06/01/34	196,493
EUR	100,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/29/49 (o)	121,376
Principal Amount			Value

Netherlands: (continued)
EUR	100,000	OCI NV Reg S 3.13%, 11/01/24	$115,086
		Petrobras Global Finance BV
USD	75,000	4.38%, 05/20/23	79,714
EUR	100,000	4.75%, 01/14/25	129,560
USD	331,000	5.09%, 01/15/30	346,102
	200,000	5.30%, 01/27/25	223,252
	150,000	5.75%, 02/01/29	167,086
	250,000	6.00%, 01/27/28	280,884
	200,000	6.25%, 03/17/24	225,198
	150,000	6.75%, 01/27/41	167,158
	275,000	6.85%, 12/31/99	296,312
	100,000	6.88%, 01/20/40	112,776
	150,000	6.90%, 03/19/49	169,971
	150,000	7.25%, 03/17/44	173,606
	275,000	7.38%, 01/17/27	331,719
	175,000	8.75%, 05/23/26	223,344
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	49,000
	200,000	PPF Telecom Group BV Reg S 3.13%, 03/27/26	235,182
	100,000	Q-Park Holding I BV Reg S 2.00%, 03/01/27	100,017
	225,000	Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	271,920
	150,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	178,135
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	133,567
	100,000	Sigma Holdco BV Reg S 5.75%, 05/15/26	111,807
USD	100,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/26	105,900
EUR	104,875	Summer BidCo BV Reg S 9.75% 11/15/25 †	123,547
		Telefonica Europe BV Reg S
	100,000	2.63% (EUR Swap Annual 5 Year+2.33%), 12/31/99	114,592
	100,000	3.00% (EUR Swap Annual 5 Year+2.45%), 12/31/99 (o)	115,247
	100,000	3.75% (EUR Swap Annual 5 Year+3.86%), 12/31/49 (o)	118,364
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 12/31/99 (o)	118,604
	200,000	4.38% (EUR Swap Annual 6 Year+4.11%), 12/31/99 (o)	242,144
	100,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/49	126,674
	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 12/31/99 (o)	210,693

See Notes to Financial Statements

47

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Netherlands: (continued)
		Teva Pharmaceutical Finance Netherlands II BV Reg S
EUR	100,000	1.13%, 10/15/24	$102,305
	100,000	1.25%, 03/31/23	108,652
		Teva Pharmaceutical Finance Netherlands III BV
USD	350,000	2.80%, 07/21/23	332,591
	350,000	3.15%, 10/01/26	308,656
	250,000	4.10%, 10/01/46	208,430
	150,000	6.00%, 04/15/24	151,200
	200,000	6.75%, 03/01/28 †	210,440
	125,000	7.13%, 01/31/25	129,779
EUR	200,000	Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	231,032
	100,000	United Group BV Reg S 4.88%, 07/01/24	116,850
USD	100,000	UPC Holding BV 144A 5.50%, 01/15/28	103,437
		VEON Holdings BV 144A
	100,000	4.00%, 04/09/25	104,461
	100,000	7.25%, 04/26/23	110,625
	100,000	7.50%, 03/01/22	108,066
EUR	100,000	VZ Vendor Financing BV Reg S 2.50%, 01/31/24	114,155
		ZF Europe Finance BV Reg S
	100,000	2.00%, 02/23/26	108,864
	100,000	3.00%, 10/23/29	106,147
USD	314,000	Ziggo BV 144A 5.50%, 01/15/27	326,354
		Ziggo BV Reg S
EUR	100,000	2.88%, 01/15/30	113,968
	90,000	4.25%, 01/15/27	108,040
			11,258,214
Norway: 0.2%
USD	150,000	Aker BP ASA 144A 5.88%, 03/31/25	155,003
Peru: 0.4%
	100,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	103,857
	200,000	Peru LNG Srl 144A 5.38%, 03/22/30	153,712
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	101,020
			358,589
Portugal: 0.5%
EUR	100,000	Banco Comercial Portugues SA Reg S 3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	103,695
	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	125,594
	200,000	EDP - Energias de Portugal SA Reg S 4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	251,853
			481,142
Principal Amount			Value

Romania: 0.1%
EUR	100,000	RCS & RDS SA Reg S 2.50%, 02/05/25	$111,474
Singapore: 0.7%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	261,162
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	1,969
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	194,577
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	165,500
EUR	34,000	Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 12/31/99 (o)	38,717
			661,925
South Africa: 0.4%
		Eskom Holdings SOC Ltd. 144A
USD	100,000	6.75%, 08/06/23	95,152
	100,000	7.13%, 02/11/25	93,930
	100,000	8.45%, 08/10/28	95,642
	134,202	South Africa Ltd. 144A 3.00%12/31/22	1,342
	100,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	99,631
			385,697
South Korea: 0.1%
	100,000	Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 12/31/99 (o)	103,249
Spain: 1.8%
EUR	100,000	Abanca Corp. Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/29	121,272
	100,000	Abengoa SA 0.00%, 03/31/27 (s) *	584
		Banco de Sabadell SA Reg S
	100,000	1.75%, 05/10/24	115,004
	100,000	5.63%, 05/06/26	123,548
		Bankia SA Reg S
	100,000	1.13%, 11/12/26	117,674
	100,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/27	118,801
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/29	122,699
	100,000	Cellnex Telecom SA Reg S 2.38%, 01/16/24	122,600
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	244,966
	100,000	El Corte Ingles SA Reg S 3.00%, 03/15/24	115,535
	275,000	Grifols SA Reg S 3.20%, 05/01/25	319,999
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/24	129,137
		Grupo Isolux Corsan SA
	302	0.25%, 12/30/21 (d) *	1
	56,417	6.00%, 12/30/21 (d) *	526

See Notes to Financial Statements

48

Principal Amount			Value

Spain: (continued)
EUR	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/15/23	$56,030
			1,708,376
Sweden: 1.5%
	175,000	Akelius Residential Property AB Reg S 3.88% (Euribor ICE Swap Rate 5 Year+3.49%), 10/05/78	210,064
	100,000	Dometic Group AB Reg S 3.00%, 05/08/26	116,445
USD	100,000	Ericsson LM 4.13%, 05/15/22	103,437
EUR	100,000	Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 12/31/99	115,391
	300,000	Intrum AB Reg S 3.13%, 07/15/24	330,658
USD	100,000	Stena AB 144A 7.00%, 02/01/24	95,365
EUR	100,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	122,320
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/23	232,202
	100,000	Volvo Car AB Reg S 2.00%, 01/24/25	116,631
			1,442,513
Thailand: 0.2%
USD	200,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	196,236
Turkey: 2.2%
	150,000	Akbank T.A.S. 144A 5.13%, 03/31/25	139,003
	100,000	Arcelik AS 144A 5.00%, 04/03/23	99,827
	200,000	KOC Holding AS 144A 5.25%, 03/15/23	199,778
	200,000	QNB Finansbank AS 144A 4.88%, 05/19/22	199,036
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	194,430
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	96,876
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28 †	193,884
	200,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	197,500
		Turkiye Is Bankasi AS 144A
	100,000	6.00%, 10/24/22	97,378
	250,000	6.13%, 04/25/24	237,450
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26 †	101,479
		Turkiye Vakiflar Bankasi TAO 144A
	100,000	5.75%, 01/30/23	96,130
	100,000	6.00%, 11/01/22	96,908
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	97,297
	50,000	5.75%, 02/24/22	49,687
Principal Amount			Value

Turkey: (continued)
EUR	100,000	5.85%, 06/21/24	$94,955
			2,191,618
United Arab Emirates: 0.4%
	200,000	Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	199,783
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	200,380
			400,163
United Kingdom: 8.1%
GBP	100,000	Anglian Water Osprey Financing Plc Reg S 4.00%, 03/08/26	127,574
USD	50,000	AngloGold Ashanti Holdings Plc 6.50%, 04/15/40 †	61,708
GBP	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	133,315
USD	100,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 04/15/22 †	100,631
GBP	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	136,088
USD	200,000	Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	201,750
GBP	100,000	Co-Operative Group Ltd. Reg S 5.13%, 05/17/24	135,862
USD	100,000	Drax Finco Plc 144A 6.63%, 11/01/25	104,875
	200,000	eG Global Finance Plc 144A 6.75%, 02/07/25	196,300
EUR	100,000	eG Global Finance Plc Reg S 4.38%, 02/07/25	106,881
	100,000	Ellaktor Value Plc Reg S 6.38%, 12/15/24	99,449
USD	200,000	Evraz Plc 144A 5.38%, 03/20/23	215,140
		FCE Bank Plc Reg S
EUR	150,000	1.13%, 02/10/22	172,159
	150,000	1.62%, 05/11/23	170,460
GBP	100,000	Galaxy Bidco Ltd. Reg S 6.50%, 07/31/26	132,683
USD	200,000	Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+.00%), 10/15/99	200,091
GBP	100,000	GKN Holdings Ltd. Reg S 4.63%, 05/12/32	125,583
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	195,890
		Jaguar Land Rover Automotive Plc Reg S
EUR	100,000	2.20%, 01/15/24	99,019
GBP	125,000	3.88%, 03/01/23	150,110
	100,000	Jerrold Finco Plc Reg S 6.13%, 01/15/24	124,369
	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	133,528

See Notes to Financial Statements

49

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

United Kingdom: (continued)
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/24	$116,805
		Lloyds Banking Group Plc 144A
USD	50,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 01/29/49 (o) †	59,277
	50,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 12/29/49 (o)	60,777
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/25	206,960
GBP	150,000	Marks & Spencer Plc Reg S 6.00%, 06/12/25	210,808
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/22	119,061
EUR	100,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.13%, 07/19/24	112,071
GBP	100,000	Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	128,662
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/23	115,266
USD	200,000	Polyus Finance Plc 144A 5.25%, 02/07/23	213,780
		Rolls-Royce Plc Reg S
EUR	100,000	0.88%, 05/09/24	105,503
	300,000	1.63%, 05/09/28	296,250
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/22	126,859
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/29/49 (o)	121,803
GBP	100,000	Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	121,542
	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/24	130,901
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/25	105,500
	18,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	18,244
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	125,600
	150,000	Vedanta Resources Ltd. 144A 6.13%, 08/09/24	88,167
	250,000	Virgin Media Finance Plc 144A 5.00%, 07/15/30	249,062
		Virgin Media Secured Finance Plc 144A
	125,000	5.50%, 08/15/26	130,278
	100,000	5.50%, 05/15/29	107,000
GBP	200,000	Virgin Media Secured Finance Plc Reg S 5.00%, 04/15/27	268,265
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/25	115,669
USD	200,000	Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	200,500
	175,000	Vodafone Group Plc
Principal Amount			Value

United Kingdom: (continued)
		7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	$207,829
		Vodafone Group Plc Reg S
EUR	400,000	3.67% (EUR Swap Annual 5 Year+2.67%), 01/03/79	472,929
USD	200,000	6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	216,250
EUR	100,000	Walnut Bidco Plc Reg S 6.75%, 08/01/24	113,239
GBP	100,000	William Hill Plc Reg S 4.88%, 09/07/23	138,028
			7,926,350
United States: 3.0%
USD	150,000	AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	133,125
	50,000	Braskem America Finance Co. 144A 7.13%, 07/22/41	53,438
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/23	115,843
USD	100,000	Cott Holdings, Inc. 144A 5.50%, 04/01/25	103,375
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	220,061
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/25	103,050
	100,000	6.75%, 02/15/28	110,110
		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
	100,000	5.50%, 01/15/30	108,875
	150,000	6.50%, 04/15/29	168,769
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 08/15/23	101,438
		Mercer International, Inc.
	41,000	5.50%, 01/15/26 †	38,924
	50,000	6.50%, 02/01/24	50,375
	160,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 144A 7.38%, 01/15/22	76,800
	100,000	NBM US Holdings, Inc. 144A 6.63%, 08/06/29	108,010
	50,000	Resolute Forest Products, Inc. 5.88%, 05/15/23	49,557
	207,297	Rio Oil Finance Trust 144A 9.25%, 07/06/24	228,029
	300,000	Sasol Financing USA LLC 5.88%, 03/27/24	290,925
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	105,885
	50,000	Terraform Global Operating LLC 144A 6.13%, 03/01/26	50,678
	100,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	100,325
	200,000	Vertical US Newco, Inc. 144A 5.25%, 07/15/27	206,215
	275,000	ZF North America Capital, Inc. 144A 4.75%, 04/29/25	284,969

See Notes to Financial Statements

50

Principal Amount			Value

United States: (continued)
EUR	100,000	ZF North America Capital, Inc. Reg S 2.75%, 04/27/23	$117,460
			2,926,236
Total Corporate Bonds (Cost: $95,385,677)			94,985,483

Number of Shares
GOVERNMENT OBLIGATIONS: 0.5%
Azerbaijan: 0.2%
USD	200,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	238,123
Costa Rica: 0.1%
	100,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	98,376
Turkey: 0.2%
		Turkiye Ihracat Kredi Bankasi AS 144A
	100,000	6.13%, 05/03/24	95,671
	100,000	8.25%, 01/24/24	101,671
			197,342
Total Government Obligations (Cost: $534,022)			533,841
Number of Shares		Value

COMMON STOCK: 0.0% (Cost: $5,626)
Canada: 0.0%
988	Tervita Corp. *	$1,297

WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # ∞	0
Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $95,936,302)		95,520,621
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $1,894,265)
Money Market Fund: 2.0%
1,894,265	State Street Navigator Securities Lending Government Money Market Portfolio	1,894,265
Total Investments: 99.9% (Cost: $97,830,567)		97,414,886
Other assets less liabilities: 0.1%		132,204
NET ASSETS: 100.0%		$97,547,090

See Notes to Financial Statements

51

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,777,290.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $33,259,040, or 34.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.9%	$8,479,301
Communications	16.3	15,534,260
Consumer, Cyclical	10.8	10,300,838
Consumer, Non-cyclical	9.6	9,162,097
Diversified	0.5	444,673
Energy	11.8	11,282,006
Financial	27.8	26,552,246
Government	0.5	533,841
Industrial	8.3	7,890,473
Technology	0.7	706,458
Utilities	4.8	4,634,428
	100.0%	$95,520,621

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$94,985,483	$—	$94,985,483
Government Obligations*	—	533,841	—	533,841
Common Stock*	1,297	—	—	1,297
Warrants*	—	—	0	0
Money Market Fund	1,894,265	—	—	1,894,265
Total	$1,895,562	$95,519,324	$0	$97,414,886

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

52

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal
Amount		Value

FLOATING RATE NOTES: 99.7%

Australia: 5.6%
	Australia & New Zealand Banking Group Ltd. 144A
$800,000	0.74% (ICE LIBOR USD 3 Month+.49%), 11/21/22	$805,089
625,000	0.74% (ICE LIBOR USD 3 Month+.46%), 05/17/21	626,556
800,000	0.98% (ICE LIBOR USD 3 Month+.71%), 05/19/22	806,844
	Commonwealth Bank of Australia 144A
2,750,000	0.94% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,780,831
950,000	0.95% (ICE LIBOR USD 3 Month+.70%), 03/10/22	957,019
1,825,000	1.07% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,857,091
500,000	1.08% (ICE LIBOR USD 3 Month+.83%), 09/06/21	503,379
425,000	Macquarie Bank Ltd. 144A 0.71% (ICE LIBOR USD 3 Month+.45%), 11/24/21	426,737
2,025,000	Macquarie Group Ltd. 144A 1.58% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	2,044,218
	National Australia Bank Ltd. 144A
1,575,000	0.66% (ICE LIBOR USD 3 Month+.41%), 12/13/22	1,581,708
1,825,000	0.82% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,842,109
500,000	0.96% (ICE LIBOR USD 3 Month+.71%), 11/04/21	503,116
800,000	0.98% (ICE LIBOR USD 3 Month+.72%), 05/22/22	807,311
400,000	1.11% (ICE LIBOR USD 3 Month+.89%), 01/10/22	403,552
425,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	427,864
	Westpac Banking Corp.
1,175,000	0.61% (ICE LIBOR USD 3 Month+.39%), 01/13/23	1,181,258
800,000	0.79% (ICE LIBOR USD 3 Month+.57%), 01/11/23	806,688
800,000	0.94% (ICE LIBOR USD 3 Month+.71%), 06/28/22	807,474
2,750,000	1.00% (ICE LIBOR USD 3 Month+.72%), 05/15/23	2,784,237
1,825,000	1.00% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,851,699
400,000	1.07% (ICE LIBOR USD 3 Month+.85%), 01/11/22	403,393
425,000	1.12% (ICE LIBOR USD 3 Month+.85%), 08/19/21	427,869
		24,636,042
Canada: 4.3%
	Bank of Montreal 400,000 0.65% (ICE LIBOR USD 3 Month+.40%), 09/10/21	401,287
Principal
Amount		Value

Canada: (continued)
$800,000	0.80% (ICE LIBOR USD 3 Month+.57%), 03/26/22	$804,689
400,000	1.04% (ICE LIBOR USD 3 Month+.79%), 08/27/21	402,618
800,000	Bank of Nova Scotia 0.89% (ICE LIBOR USD 3 Month+.64%), 03/07/22	805,789
	Canadian Imperial Bank of Commerce
4,550,000	0.89% (United States Secured Overnight Financing Rate+.80%), 03/17/23	4,581,436
1,825,000	0.91% (ICE LIBOR USD 3 Month+.66%), 09/13/23	1,846,177
800,000	0.96% (ICE LIBOR USD 3 Month+.72%), 06/16/22	807,325
1,175,000	Enbridge, Inc. 0.77% (ICE LIBOR USD 3 Month+.50%), 02/18/22	1,175,148
1,175,000	Rogers Communications, Inc. 0.83% (ICE LIBOR USD 3 Month+.60%), 03/22/22	1,181,900
	Royal Bank of Canada
1,325,000	0.58% (ICE LIBOR USD 3 Month+.36%), 01/17/23	1,329,489
800,000	0.68% (ICE LIBOR USD 3 Month+.47%), 04/29/22	803,982
400,000	0.94% (ICE LIBOR USD 3 Month+.73%), 02/01/22	403,537
	Toronto-Dominion Bank
3,650,000	0.57% (United States Secured Overnight Financing Rate+.48%), 01/27/23†	3,661,674
600,000	0.68% (ICE LIBOR USD 3 Month+.43%), 06/11/21	601,573
		18,806,624
Cayman Islands: 0.8%
	Tencent Holdings Ltd. 144A
800,000	0.82% (ICE LIBOR USD 3 Month+.60%), 01/19/23	793,616
2,750,000	1.13% (ICE LIBOR USD 3 Month+.91%), 04/11/24	2,739,811
		3,533,427
China / Hong Kong: 0.1%
400,000	AIA Group Ltd. 144A 0.75% (ICE LIBOR USD 3 Month+.52%), 09/20/21	399,944
France: 1.3%
1,025,000	BPCE SA 1.14% (ICE LIBOR USD 3 Month+.88%), 05/31/22	1,035,907
	BPCE SA 144A
800,000	1.48% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	809,258
1,825,000	1.49% (ICE LIBOR USD 3 Month+1.24%), 09/12/23†	1,855,611

See Notes to Financial Statements

53

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

France: (continued)
$1,850,000	Credit Agricole SA 144A 1.23% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	$1,867,720
		5,568,496
Germany: 0.2%
750,000	Deutsche Bank AG 1.47% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	745,719
Japan: 8.9%
	Mitsubishi UFJ Financial Group, Inc.
600,000	0.86% (ICE LIBOR USD 3 Month+.65%), 07/26/21	602,536
800,000	0.95% (ICE LIBOR USD 3 Month+.70%), 03/07/22	804,898
2,750,000	0.98% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,766,612
1,575,000	1.00% (ICE LIBOR USD 3 Month+.79%), 07/25/22	1,588,760
6,025,000	1.07% (ICE LIBOR USD 3 Month+.86%), 07/26/23	6,079,730
800,000	1.18% (ICE LIBOR USD 3 Month+.92%), 02/22/22	807,589
725,000	1.31% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	731,070
	Mizuho Financial Group, Inc.
4,000,000	0.88% (ICE LIBOR USD 3 Month+.63%), 05/25/24	4,000,264
3,100,000	1.04% (ICE LIBOR USD 3 Month+.79%), 03/05/23	3,120,025
1,850,000	1.07% (ICE LIBOR USD 3 Month+.84%), 07/16/23	1,859,795
1,850,000	1.10% (ICE LIBOR USD 3 Month+.85%), 09/13/23	1,860,834
1,800,000	1.13% (ICE LIBOR USD 3 Month+.88%), 09/11/22	1,816,148
1,950,000	1.20% (ICE LIBOR USD 3 Month+.94%), 02/28/22	1,969,776
2,375,000	1.25% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	2,404,100
825,000	1.39% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	832,411
	Sumitomo Mitsui Financial Group, Inc.
800,000	0.96% (ICE LIBOR USD 3 Month+.74%), 10/18/22	806,449
800,000	0.96% (ICE LIBOR USD 3 Month+.74%), 01/17/23	804,604
800,000	1.00% (ICE LIBOR USD 3 Month+.78%), 07/12/22	806,164
3,100,000	1.03% (ICE LIBOR USD 3 Month+.80%), 10/16/23†	3,119,551
1,825,000	1.08% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,841,471
425,000	1.34% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	428,105
400,000	1.36% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	403,921
		39,454,813
Principal
Amount		Value

Netherlands: 1.9%
$800,000	ABN AMRO Bank NV 144A 0.82% (ICE LIBOR USD 3 Month+.57%), 08/27/21	$803,758
775,000	BMW Finance NV 144A 1.05% (ICE LIBOR USD 3 Month+.79%), 08/12/22	780,183
400,000	Cooperatieve Rabobank UA 1.05% (ICE LIBOR USD 3 Month+.83%), 01/10/22	403,504
	ING Groep NV
1,850,000	1.23% (ICE LIBOR USD 3 Month+1.00%), 10/02/23†	1,877,628
1,575,000	1.37% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	1,591,422
1,825,000	Shell International Finance BV 0.65% (ICE LIBOR USD 3 Month+.40%), 11/13/23	1,828,529
1,325,000	Siemens Financieringsmaatschappij NV 144A 0.85% (ICE LIBOR USD 3 Month+.61%), 03/16/22	1,333,229
		8,618,253
New Zealand: 0.4%
1,825,000	ASB Bank Ltd. 144A 1.22% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,856,147
Norway: 0.2%
950,000	DNB Bank ASA 144A 0.86% (ICE LIBOR USD 3 Month+.62%), 12/02/22	957,706
Singapore: 0.7%
	BOC Aviation Ltd. 144A
425,000	1.26% (ICE LIBOR USD 3 Month+1.05%), 05/02/21	423,916
1,825,000	1.36% (ICE LIBOR USD 3 Month+1.12%), 09/26/23	1,793,218
775,000	DBS Group Holdings Ltd. 144A 0.83% (ICE LIBOR USD 3 Month+.62%), 07/25/22	778,070
		2,995,204
Spain: 1.0%
	Banco Santander SA
1,800,000	1.34% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,809,928
1,800,000	1.35% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,806,955
800,000	1.78% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	807,906
		4,424,789
Sweden: 0.8%
	Skandinaviska Enskilda Banken AB 144A
900,000	0.71% (ICE LIBOR USD 3 Month+.43%), 05/17/21	902,064
800,000	0.89% (ICE LIBOR USD 3 Month+.65%), 12/12/22	807,578

See Notes to Financial Statements

54

Principal
Amount		Value

Sweden: (continued)
$1,000,000	Svenska Handelsbanken AB 0.73% (ICE LIBOR USD 3 Month+.47%), 05/24/21	$1,002,680
800,000	Swedbank AB 144A 0.95% (ICE LIBOR USD 3 Month+.70%), 03/14/22	805,736
		3,518,058
Switzerland: 3.4%
1,600,000	Credit Suisse AG 0.54% (United States Secured Overnight Financing Rate+.45%), 02/04/22	1,601,727
	Credit Suisse Group AG 144A
1,800,000	1.45% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,815,869
2,725,000	1.49% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	2,751,809
	UBS Group AG 144A
4,550,000	1.23% (ICE LIBOR USD 3 Month+.95%), 08/15/23	4,587,295
3,650,000	1.48% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	3,689,450
400,000	1.74% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	406,724
		14,852,874
United Kingdom: 8.9%
	Barclays Plc
5,450,000	1.66% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	5,482,902
2,725,000	1.71% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	2,739,111
1,150,000	1.85% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	1,159,673
592,000	GlaxoSmithKline Capital Plc 0.61% (ICE LIBOR USD 3 Month+.35%), 05/14/21	593,148
	HSBC Holdings Plc
7,275,000	1.27% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	7,285,566
1,825,000	1.48% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	1,827,891
600,000	1.73% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	607,812
450,000	1.91% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	453,782
425,000	Lloyds Bank Plc 0.73% (ICE LIBOR USD 3 Month+.49%), 05/07/21	425,907
400,000	Lloyds Banking Group Plc 1.03% (ICE LIBOR USD 3 Month+.80%), 06/21/21	401,717
1,175,000	Reckitt Benckiser Treasury Services Plc 144A 0.78% (ICE LIBOR USD 3 Month+.56%), 06/24/22	1,179,610
Principal
Amount		Value

United Kingdom: (continued)
	Royal Bank of Scotland Group Plc
$5,475,000	1.75% (ICE LIBOR USD 3 Month+1.47%), 05/15/23	$5,511,693
2,750,000	1.78% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	2,772,662
600,000	Santander UK Plc 0.87% (ICE LIBOR USD 3 Month+.62%), 06/01/21	601,756
	Standard Chartered Plc 144A
2,175,000	1.37% (ICE LIBOR USD 3 Month+1.15%), 01/20/23†	2,182,114
2,325,000	1.45% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	2,332,883
3,650,000	Vodafone Group Plc 1.22% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,688,037
		39,246,264
United States: 61.2%
	AbbVie, Inc. 144A
625,000	0.60% (ICE LIBOR USD 3 Month+.35%), 05/21/21	625,644
600,000	0.73% (ICE LIBOR USD 3 Month+.46%), 11/19/21	601,477
1,175,000	0.90% (ICE LIBOR USD 3 Month+.65%), 11/21/22	1,180,676
	American Express Co.
650,000	0.81% (ICE LIBOR USD 3 Month+.53%), 05/17/21	651,517
825,000	0.85% (ICE LIBOR USD 3 Month+.60%), 11/05/21	828,929
1,400,000	0.87% (ICE LIBOR USD 3 Month+.62%), 05/20/22	1,408,460
1,825,000	0.97% (ICE LIBOR USD 3 Month+.75%), 08/03/23	1,847,600
	American Honda Finance Corp.
825,000	0.60% (ICE LIBOR USD 3 Month+.35%), 06/11/21	826,656
800,000	0.73% (ICE LIBOR USD 3 Month+.45%), 02/15/22	802,540
800,000	0.77% (ICE LIBOR USD 3 Month+.54%), 06/27/22	804,749
	Apple, Inc.
1,175,000	0.60% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,180,978
825,000	0.74% (ICE LIBOR USD 3 Month+.50%), 02/09/22	830,030
5,900,000	AT&T, Inc. 1.43% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	6,036,522
875,000	Athene Global Funding 144A 1.46% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	881,519
400,000	Aviation Capital Group LLC 144A 1.20% (ICE LIBOR USD 3 Month+.95%), 06/01/21	394,243

See Notes to Financial Statements

55

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Bank of America Corp.
$400,000	0.59% (ICE LIBOR USD 3 Month+.38%), 01/23/22	$400,240
1,325,000	0.88% (ICE LIBOR USD 3 Month+.65%), 06/25/22	1,329,525
5,475,000	1.02% (ICE LIBOR USD 3 Month+.77%), 02/05/26	5,478,584
5,475,000	1.04% (ICE LIBOR USD 3 Month+.79%), 03/05/24	5,511,623
1,850,000	1.17% (ICE LIBOR USD 3 Month+.96%), 07/23/24	1,872,765
5,475,000	1.21% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	5,529,583
1,175,000	1.38% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	1,188,051
800,000	1.39% (ICE LIBOR USD 3 Month+1.18%), 10/21/22	807,801
1,175,000	BAT Capital Corp. 1.16% (ICE LIBOR USD 3 Month+.88%), 08/15/22	1,181,487
	Bayer US Finance II LLC 144A
1,025,000	0.86% (ICE LIBOR USD 3 Month+.63%), 06/25/21	1,027,334
4,575,000	1.26% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	4,614,641
600,000	BMW US Capital LLC 144A 0.75% (ICE LIBOR USD 3 Month+.50%), 08/13/21	601,258
	Caterpillar Financial Services Corp.
400,000	0.45% (ICE LIBOR USD 3 Month+.22%), 01/06/22	400,527
600,000	0.46% (ICE LIBOR USD 3 Month+.20%), 11/12/21	601,000
625,000	0.67% (ICE LIBOR USD 3 Month+.39%), 05/17/21	626,321
1,825,000	Chevron USA, Inc. 0.46% (ICE LIBOR USD 3 Month+.20%), 08/11/23	1,827,909
	Cigna Corp.
800,000	0.90% (ICE LIBOR USD 3 Month+.65%), 09/17/21	800,160
2,550,000	1.13% (ICE LIBOR USD 3 Month+.89%), 07/15/23	2,577,727
	Citibank NA
600,000	0.78% (ICE LIBOR USD 3 Month+.57%), 07/23/21	601,781
800,000	0.80% (ICE LIBOR USD 3 Month+.53%), 02/19/22	801,251
2,350,000	0.85% (ICE LIBOR USD 3 Month+.60%), 05/20/22	2,355,917
	Citigroup, Inc.
1,925,000	0.80% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,472,089
2,750,000	1.16% (ICE LIBOR USD 3 Month+.95%), 07/24/23	2,770,876
1,975,000	1.17% (ICE LIBOR USD 3 Month+.96%), 04/25/22	1,995,591
Principal Amount		Value

United States: (continued)
$3,650,000	1.27% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	$3,685,497
600,000	1.32% (ICE LIBOR USD 3 Month+1.07%), 12/08/21	605,741
5,475,000	1.38% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	5,538,286
600,000	1.40% (ICE LIBOR USD 3 Month+1.19%), 08/02/21†	604,971
2,375,000	1.48% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	2,411,689
7,300,000	1.68% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	7,420,029
1,825,000	Comcast Corp. 0.87% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,845,820
800,000	ConocoPhillips Co. 1.18% (ICE LIBOR USD 3 Month+.90%), 05/15/22	804,909
525,000	Consolidated Edison Co. of New York, Inc. 0.63% (ICE LIBOR USD 3 Month+.40%), 06/25/21	526,070
525,000	Constellation Brands, Inc. 0.98% (ICE LIBOR USD 3 Month+.70%), 11/15/21	525,131
	Daimler Finance North America LLC 144A
575,000	0.80% (ICE LIBOR USD 3 Month+.55%), 05/04/21	575,850
425,000	0.92% (ICE LIBOR USD 3 Month+.67%), 11/05/21	426,038
1,100,000	1.14% (ICE LIBOR USD 3 Month+.88%), 02/22/22	1,106,672
2,350,000	1.18% (ICE LIBOR USD 3 Month+.90%), 02/15/22	2,365,721
425,000	Dominion Energy Gas Holdings LLC 0.85% (ICE LIBOR USD 3 Month+.60%), 06/15/21	426,344
3,650,000	Dominion Energy, Inc. 0.78% (ICE LIBOR USD 3 Month+.53%), 09/15/23	3,660,721
400,000	Duke Energy Corp. 144A 0.76% (ICE LIBOR USD 3 Month+.50%), 05/14/21	400,893
1,100,000	Duke Energy Progress LLC 0.43% (ICE LIBOR USD 3 Month+.18%), 02/18/22	1,100,248
	Exxon Mobil Corp.
1,150,000	0.61% (ICE LIBOR USD 3 Month+.33%), 08/16/22†	1,155,186
775,000	0.62% (ICE LIBOR USD 3 Month+.37%), 03/06/22†	778,637
4,550,000	Florida Power & Light Co. 0.60% (ICE LIBOR USD 3 Month+.38%), 07/28/23	4,552,315
400,000	General Dynamics Corp. 0.63% (ICE LIBOR USD 3 Month+.38%), 05/11/21	400,795

See Notes to Financial Statements

56

Principal Amount		Value

United States: (continued)
$3,425,000	General Electric Capital Corp. 0.63% (ICE LIBOR USD 3 Month+.38%), 05/05/26	$3,174,246
2,225,000	General Electric Co. 1.25% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	2,229,160
	General Motors Financial Co., Inc.
775,000	1.53% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	776,166
400,000	1.78% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	401,972
	Gilead Sciences, Inc.
425,000	0.37% (ICE LIBOR USD 3 Month+.15%), 09/17/21	425,309
1,850,000	0.74% (ICE LIBOR USD 3 Month+.52%), 09/29/23	1,853,286
	Goldman Sachs Group, Inc.
1,950,000	0.99% (ICE LIBOR USD 3 Month+.78%), 10/31/22	1,957,965
8,750,000	1.01% (ICE LIBOR USD 3 Month+.75%), 02/23/23	8,793,754
2,750,000	1.21% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	2,773,898
2,750,000	1.30% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	2,773,016
2,725,000	1.32% (ICE LIBOR USD 3 Month+1.11%), 04/26/22	2,735,460
1,025,000	1.45% (ICE LIBOR USD 3 Month+1.17%), 11/15/21	1,025,417
5,475,000	1.45% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	5,533,365
6,575,000	1.86% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	6,770,906
3,650,000	1.97% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	3,797,399
1,800,000	Hartford Financial Services Group, Inc. 144A 2.41% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	1,573,734
650,000	Hewlett Packard Enterprise Co. 0.95% (ICE LIBOR USD 3 Month+.72%), 10/05/21	650,089
	Honeywell International, Inc.
800,000	0.50% (ICE LIBOR USD 3 Month+.23%), 08/19/22	801,126
950,000	0.61% (ICE LIBOR USD 3 Month+.37%), 08/08/22	953,929
525,000	Hyundai Capital America 144A 1.17% (ICE LIBOR USD 3 Month+.94%), 07/08/21	525,278
1,250,000	Intel Corp. 0.60% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,255,950
	International Business Machines Corp.
1,225,000	0.65% (ICE LIBOR USD 3 Month+.40%), 05/13/21	1,227,389
900,000	0.83% (ICE LIBOR USD 3 Month+.58%), 11/06/21†	904,864
Principal Amount		Value

United States: (continued)
	Jackson National Life Global Funding 144A
$1,225,000	0.69% (United States Secured Overnight Financing Rate+.60%), 01/06/23	$1,227,813
425,000	0.73% (ICE LIBOR USD 3 Month+.48%), 06/11/21	425,899
	JPMorgan Chase & Co.
1,850,000	0.94% (ICE LIBOR USD 3 Month+.73%), 04/23/24	1,860,877
1,825,000	1.07% (ICE LIBOR USD 3 Month+.85%), 01/10/25†	1,844,681
3,650,000	1.10% (ICE LIBOR USD 3 Month+.89%), 07/23/24	3,695,144
4,575,000	1.11% (ICE LIBOR USD 3 Month+.90%), 04/25/23	4,612,634
800,000	1.24% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	807,101
2,175,000	1.28% (ICE LIBOR USD 3 Month+1.00%), 05/15/47	1,663,783
425,000	1.35% (ICE LIBOR USD 3 Month+1.10%), 06/07/21	427,378
7,300,000	1.44% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	7,425,116
2,400,000	LYB International Finance III LLC 1.23% (ICE LIBOR USD 3 Month+1.00%), 10/01/23	2,401,742
425,000	MassMutual Global Funding II 144A 0.37% (ICE LIBOR USD 3 Month+.15%), 01/07/22	425,415
400,000	McDonald’s Corp. 0.65% (ICE LIBOR USD 3 Month+.43%), 10/28/21	401,424
800,000	Met Tower Global Funding 144A 0.64% (United States Secured Overnight Financing Rate+.55%), 01/17/23	803,603
	Metropolitan Life Global Funding I 144A
1,025,000	0.59% (United States Secured Overnight Financing Rate+.50%), 05/28/21	1,027,086
1,550,000	0.66% (United States Secured Overnight Financing Rate+.57%), 01/13/23	1,556,917
	Morgan Stanley
3,125,000	1.15% (ICE LIBOR USD 3 Month+.93%), 07/22/22	3,140,226
2,400,000	1.40% (ICE LIBOR USD 3 Month+1.18%), 01/20/22	2,405,348
6,375,000	1.46% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	6,474,917
8,650,000	1.61% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	8,806,329
1,550,000	MPLX LP 1.34% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	1,550,181

See Notes to Financial Statements

57

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	New York Life Global Funding 144A
$625,000	0.49% (ICE LIBOR USD 3 Month+.28%), 01/21/22	$626,674
800,000	0.50% (ICE LIBOR USD 3 Month+.28%), 01/10/23	799,835
425,000	Nissan Motor Acceptance Corp. 144A 1.11% (ICE LIBOR USD 3 Month+.89%), 01/13/22	421,271
1,825,000	Otis Worldwide Corp. 0.68% (ICE LIBOR USD 3 Month+.45%), 04/05/23	1,825,573
775,000	Pacific Gas and Electric Co. 1.72% (ICE LIBOR USD 3 Month+1.48%), 06/16/22	775,899
	PNC Bank NA
3,650,000	0.58% (ICE LIBOR USD 3 Month+.33%), 02/24/23	3,658,433
1,400,000	0.67% (ICE LIBOR USD 3 Month+.45%), 07/22/22	1,403,632
1,175,000	0.67% (ICE LIBOR USD 3 Month+.43%), 12/09/22	1,179,088
800,000	0.72% (ICE LIBOR USD 3 Month+.50%), 07/27/22	804,909
1,825,000	QUALCOMM, Inc. 0.94% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,843,555
475,000	TD Ameritrade Holding Corp. 0.64% (ICE LIBOR USD 3 Month+.43%), 11/01/21	476,719
475,000	The Charles Schwab Corp. 0.57% (ICE LIBOR USD 3 Month+.32%), 05/21/21	475,603
	Toyota Motor Credit Corp.
925,000	0.29% (ICE LIBOR USD 3 Month+.06%), 10/01/21	925,128
900,000	0.38% (ICE LIBOR USD 3 Month+.12%), 08/13/21†	900,762
1,175,000	0.41% (ICE LIBOR USD 3 Month+.15%), 02/14/22	1,175,457
675,000	0.51% (ICE LIBOR USD 3 Month+.29%), 10/07/21	676,521
950,000	0.73% (ICE LIBOR USD 3 Month+.48%), 09/08/22	955,254
1,025,000	Truist Bank 0.87% (ICE LIBOR USD 3 Month+.59%), 05/17/22	1,031,144
800,000	TWDC Enterprises 18 Corp. 0.64% (ICE LIBOR USD 3 Month+.39%), 03/04/22	802,775
1,825,000	United Parcel Service, Inc. 0.68% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,837,475
Principal Amount		Value

United States: (continued)
	US Bank NA
$1,100,000	0.39% (ICE LIBOR USD 3 Month+.18%), 01/21/22	$1,101,698
950,000	0.64% (ICE LIBOR USD 3 Month+.40%), 12/09/22	954,822
1,125,000	0.70% (ICE LIBOR USD 3 Month+.44%), 05/23/22	1,130,936
2,100,000	Valero Energy Corp. 1.40% (ICE LIBOR USD 3 Month+1.15%), 09/15/23	2,099,431
	Verizon Communications, Inc.
1,775,000	1.24% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,798,352
6,525,000	1.38% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	6,688,518
	Volkswagen Group of America Finance LLC 144A
400,000	1.08% (ICE LIBOR USD 3 Month+.86%), 09/24/21	401,923
600,000	1.20% (ICE LIBOR USD 3 Month+.94%), 11/12/21	603,897
600,000	Walmart, Inc. 0.45% (ICE LIBOR USD 3 Month+.23%), 06/23/21	601,006
	Walt Disney Co.
400,000	0.50% (ICE LIBOR USD 3 Month+.25%), 09/01/21	400,763
800,000	0.64% (ICE LIBOR USD 3 Month+.39%), 09/01/22 †	803,928
	Wells Fargo & Co.
1,600,000	1.18% (ICE LIBOR USD 3 Month+.93%), 02/11/22	1,603,367
950,000	1.24% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	956,251
4,550,000	1.32% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	4,585,405
7,275,000	1.44% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	7,374,993
	Wells Fargo Bank NA
800,000	0.73% (ICE LIBOR USD 3 Month+.51%), 10/22/21	803,265
1,550,000	0.87% (ICE LIBOR USD 3 Month+.62%), 05/27/22	1,554,360
1,550,000	0.90% (ICE LIBOR USD 3 Month+.66%), 09/09/22	1,557,417
		269,706,475

Total Floating Rate Notes (Cost: $437,942,221)		439,320,835

See Notes to Financial Statements

58

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6%
(Cost: $2,513,027)
Money Market Fund: 0.6%
2,513,027	State Street Navigator Securities Lending Government Money Market Portfolio	$2,513,027
Total Investments: 100.3% (Cost: $440,455,248)		441,833,862
Liabilities in excess of other assets: (0.3)%		(1,497,110)
NET ASSETS: 100.0%		$440,336,752

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,957,128.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $80,248,054, or 18.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.5%	$2,401,742
Communications	6.1	26,780,042
Consumer, Cyclical	3.9	17,055,726
Consumer, Non-cyclical	3.9	17,185,630
Energy	2.6	11,219,930
Financial	76.5	336,168,202
Industrial	2.1	9,174,218
Technology	1.8	7,892,855
Utilities	2.6	11,442,490
	100.0%	$439,320,835

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$439,320,835	$—	$439,320,835
Money Market Fund	2,513,027	—	—	2,513,027
Total	$2,513,027	$439,320,835	$—	$441,833,862

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

59

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 0.7%
Colombia: 0.1%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 09/10/24	$979,033
	12,300,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	3,491,358
			4,470,391
Ireland: 0.1%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	1,780,286
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,161,330
	50,200,000	7.65%, 11/24/21	2,347,297
			3,508,627
South Africa: 0.4%
		Eskom Holdings Ltd.
ZAR	82,330,000	0.00%, 08/18/27^	2,120,412
	11,000,000	7.50%, 09/15/33	484,387
	25,350,000	7.85%, 04/02/26	1,546,169
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,344,199
	85,800,000	10.80%, 11/06/23	5,946,533
	5,000,000	13.50%, 04/18/28	378,398
			11,820,098
Total Corporate Bonds (Cost: $35,832,519)			21,579,402
FOREIGN GOVERNMENT OBLIGATIONS: 97.4%
Brazil: 9.1%
		Brazil Government International Bonds
BRL	6,200,000	8.50%, 01/05/24	1,179,333
	9,540,000	10.25%, 01/10/28	1,975,389
	4,290,000	12.50%, 01/05/22	829,668
		Brazil Letras do Tesouro Nacional
	155,530,000	0.00%, 01/01/22^	25,920,394
	141,350,000	0.00%, 07/01/22^	22,801,332
	260,190,000	0.00%, 07/01/23^	38,748,854
	361,410,000	0.00%, 01/01/24^	51,579,055
		Brazil Notas do Tesouro Nacional, Series F
	235,533,000	10.00%, 01/01/23	44,721,267
	196,085,000	10.00%, 01/01/25	38,041,527
	150,890,000	10.00%, 01/01/27	29,517,186
	77,380,000	10.00%, 01/01/29	15,270,397
	21,270,000	10.00%, 01/01/31	4,228,184
			274,812,586
Principal Amount			Value

Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	14,695,000,000	2.50%, 03/01/25	$19,981,254
	10,390,000,000	4.50%, 03/01/26	15,499,593
	11,400,000,000	5.00%, 03/01/35	17,738,828
	9,005,000,000	6.00%, 01/01/43	16,118,636
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	5,085,000,000	4.00%, 03/01/23	7,094,708
	8,485,000,000	4.70%, 09/01/30	12,951,668
			89,384,687
China / Hong Kong: 7.8%
		China Government Bonds
CNY	162,230,000	1.99%, 04/09/25	23,178,585
	130,710,000	2.36%, 07/02/23	19,225,989
	138,230,000	2.68%, 05/21/30	19,790,657
	127,300,000	2.85%, 06/04/27	18,554,466
	109,650,000	2.94%, 10/17/24	16,382,040
	122,460,000	3.12%, 12/05/26	18,231,236
	119,790,000	3.13%, 11/21/29	17,757,482
	139,010,000	3.19%, 04/11/24	20,963,057
	101,970,000	3.22%, 12/06/25	15,378,332
	137,860,000	3.25%, 06/06/26	20,749,215
	89,890,000	3.25%, 11/22/28	13,416,450
	85,420,000	3.29%, 10/18/23	12,910,136
	137,370,000	3.29%, 05/23/29	20,617,344
			237,154,989
Colombia: 4.4%
		Colombia Government International Bonds
COP	2,825,000,000	4.38%, 03/21/23	746,753
	4,334,000,000	9.85%, 06/28/27	1,459,786
		Colombian TES
	27,950,000,000	5.75%, 11/03/27	7,513,535
	68,993,100,000	6.00%, 04/28/28	18,705,152
	43,361,000,000	6.25%, 11/26/25	12,253,218
	62,761,900,000	7.00%, 05/04/22	17,340,289
	51,301,700,000	7.00%, 06/30/32	14,197,943
	48,755,000,000	7.25%, 10/18/34	13,608,839
	10,400,000,000	7.25%, 10/26/50	2,774,758
	62,426,700,000	7.50%, 08/26/26	18,538,498
	44,212,100,000	7.75%, 09/18/30	13,137,133
	41,988,800,000	10.00%, 07/24/24	13,271,400
			133,547,304
Czech Republic: 3.7%
		Czech Republic Government Bonds
CZK	279,190,000	0.25%, 02/10/27	11,555,182
	140,990,000	1.20%, 03/13/31	6,124,225
	246,410,000	2.00%, 10/13/33	11,699,763
	205,410,000	2.75%, 07/23/29	10,141,881

See Notes to Financial Statements

60

Principal Amount			Value

Czech Republic: (continued)
		Czech Republic Government Bonds Reg S
CZK	251,770,000	0.45%, 10/25/23	$10,827,642
	236,090,000	0.95%, 05/15/30	10,058,465
	290,280,000	1.00%, 06/26/26	12,632,563
	222,280,000	2.40%, 09/17/25	10,343,813
	253,130,000	2.50%, 08/25/28	12,182,270
	180,560,000	4.70%, 09/12/22	8,395,432
	160,860,000	5.70%, 05/25/24	8,209,440
			112,170,676
Dominican Republic: 1.4%
DOP	1,406,150,000	Dominican Republic International Bonds 144A 9.75%, 06/05/26	24,872,543
		Dominican Republic International Bonds Reg S
	871,650,000	8.90%, 02/15/23	15,070,448
	69,800,000	9.75%, 06/05/26	1,234,650
			41,177,641
Germany: 0.0%
ZAR	8,300,000	Kreditanstalt fuer Wiederaufbau 7.75%, 06/06/23	550,524
Hungary: 3.6%
		Hungary Government Bonds
HUF	2,740,000,000	1.00%, 11/26/25	8,483,768
	1,525,870,000	1.50%, 08/23/23	4,895,274
	2,285,770,000	1.75%, 10/26/22	7,367,318
	2,807,140,000	2.50%, 10/24/24	9,312,834
	2,392,500,000	2.75%, 12/22/26	8,053,080
	2,053,970,000	3.00%, 06/26/24	6,919,467
	3,070,860,000	3.00%, 10/27/27	10,531,408
	2,562,170,000	3.00%, 08/21/30	8,726,058
	915,000,000	3.00%, 10/27/38	3,128,665
	2,251,050,000	3.25%, 10/22/31	7,828,923
	3,188,920,000	5.50%, 06/24/25	11,991,114
	2,479,940,000	6.00%, 11/24/23	8,996,170
	1,411,260,000	6.75%, 10/22/28	6,102,032
	1,479,680,000	7.00%, 06/24/22	5,188,902
			107,525,013
Indonesia: 9.3%
		Indonesia Treasury Bonds
IDR	36,700,000,000	5.50%, 04/15/26	2,507,891
	109,370,000,000	5.63%, 05/15/23	7,646,552
	197,521,000,000	6.13%, 05/15/28	13,172,118
	232,470,000,000	6.50%, 06/15/25	16,559,017
	36,400,000,000	6.50%, 02/15/31	2,475,814
	162,433,000,000	6.63%, 05/15/33	10,701,697
	12,337,000,000	7.00%, 05/15/22	879,491
	219,798,000,000	7.00%, 05/15/27	15,572,970
	246,520,000,000	7.00%, 09/15/30	17,370,178
	79,320,000,000	7.50%, 08/15/32	5,559,180
	78,050,000,000	7.50%, 06/15/35	5,507,528
	134,750,000,000	7.50%, 05/15/38	9,329,768
	60,110,000,000	7.50%, 04/15/40	4,221,469
	182,870,000,000	8.13%, 05/15/24	13,664,297
	196,360,000,000	8.25%, 05/15/29	14,795,810

Principal Amount			Value

Indonesia: (continued)
IDR	90,514,000,000	8.25%, 06/15/32	$6,659,045
	231,555,000,000	8.25%, 05/15/36	17,023,449
	221,243,000,000	8.38%, 03/15/24	16,626,884
	270,017,000,000	8.38%, 09/15/26	20,585,911
	266,234,000,000	8.38%, 03/15/34	19,819,642
	116,740,000,000	8.38%, 04/15/39	8,663,106
	120,387,000,000	8.75%, 05/15/31	9,270,416
	173,292,000,000	9.00%, 03/15/29	13,544,029
	51,661,000,000	9.50%, 07/15/31	4,168,557
	43,142,000,000	10.50%, 08/15/30	3,751,414
	39,712,000,000	11.00%, 09/15/25	3,302,409
		Perusahaan Penerbit SBSN
	11,200,000,000	6.63%, 10/15/24	801,116
	76,089,000,000	8.25%, 09/15/23	5,614,978
	37,310,000,000	8.75%, 08/15/23	2,795,125
	122,980,000,000	8.88%, 11/15/31	9,555,861
			282,145,722
Malaysia: 5.6%
		Malaysia Government Bonds
MYR	15,730,000	3.48%, 06/14/24	3,993,339
	32,690,000	3.48%, 03/15/23	8,180,889
	22,630,000	3.50%, 05/31/27	5,828,354
	23,546,000	3.73%, 06/15/28	6,144,457
	22,468,000	3.76%, 04/20/23	5,664,361
	28,352,000	3.80%, 08/17/23	7,200,562
	31,658,000	3.83%, 07/05/34	8,224,587
	38,996,000	3.89%, 08/15/29	10,295,635
	32,211,000	3.90%, 11/16/27	8,479,418
	21,464,000	3.90%, 11/30/26	5,644,049
	19,811,000	3.91%, 07/15/26	5,195,935
	23,423,000	3.95%, 04/14/22	5,820,255
	33,204,000	3.96%, 09/15/25	8,693,005
	21,652,000	4.06%, 09/30/24	5,621,593
	23,836,000	4.09%, 11/30/23	6,114,117
	28,418,000	4.13%, 08/15/25	7,454,281
	23,036,000	4.18%, 07/15/24	5,988,956
	33,775,000	4.26%, 07/26/27	9,092,867
	24,413,000	4.37%, 10/31/28	6,590,183
	25,994,000	4.76%, 04/07/37	7,302,408
		Malaysia Government Investment Issue
	5,180,000	3.15%, 05/15/23	1,288,515
	15,210,000	3.42%, 09/30/27	3,904,594
	20,372,000	3.47%, 10/15/30	5,274,500
	21,315,000	3.66%, 10/15/24	5,456,691
	17,289,000	3.73%, 03/31/26	4,489,567
	10,315,000	3.73%, 03/31/22	2,556,098
	27,417,000	4.13%, 07/09/29	7,308,140
			167,807,356
Mexico: 8.5%
		Mexican Bonos
MXN	354,739,400	5.75%, 03/05/26	16,978,976
	507,987,000	6.50%, 06/09/22	24,619,827
	289,986,000	6.75%, 03/09/23	14,296,300
	342,183,000	7.25%, 12/09/21	16,585,359
	304,758,300	7.50%, 06/03/27	15,766,363
	270,954,000	7.75%, 05/29/31	14,192,883

See Notes to Financial Statements

61

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Mexico: (continued)
MXN	164,931,700	7.75%, 11/23/34	$8,556,760
	359,824,300	7.75%, 11/13/42	18,134,536
	449,173,500	8.00%, 12/07/23	23,081,744
	241,702,000	8.00%, 09/05/24	12,556,577
	314,855,000	8.00%, 11/07/47	16,119,718
	375,557,100	8.50%, 05/31/29	20,608,646
	336,496,900	8.50%, 11/18/38	18,374,605
	497,290,200	10.00%, 12/05/24	27,666,887
	134,318,000	10.00%, 11/20/36	8,263,548
			255,802,729
Peru: 3.0%
		Peru Government Bonds
PEN	21,065,000	5.35%, 08/12/40	5,702,432
	25,640,000	5.40%, 08/12/34	7,474,796
	17,295,000	5.70%, 08/12/24	5,628,801
	36,375,000	5.94%, 02/12/29	12,017,983
	34,730,000	6.15%, 08/12/32	11,083,174
	36,930,000	6.35%, 08/12/28	12,491,733
	37,480,000	6.90%, 08/12/37	12,280,677
	36,832,000	6.95%, 08/12/31	12,583,368
	31,745,000	8.20%, 08/12/26	11,815,513
			91,078,477
Philippines: 1.4%
		Philippine Government International Bonds
PHP	602,500,000	3.90%, 11/26/22	12,743,845
	5,500,000	4.95%, 01/15/21	113,977
	1,074,500,000	6.25%, 01/14/36	28,645,259
			41,503,081
Poland: 5.3%
		Republic of Poland Government Bonds
PLN	79,206,000	2.25%, 04/25/22	20,651,921
	47,942,000	2.25%, 10/25/24	13,076,795
	62,338,000	2.50%, 01/25/23	16,595,916
	28,187,000	2.50%, 04/25/24	7,695,792
	48,494,000	2.50%, 07/25/26	13,536,305
	64,985,000	2.50%, 07/25/27	18,214,702
	58,915,000	2.75%, 04/25/28	16,813,747
	64,793,000	2.75%, 10/25/29	18,658,821
	56,691,000	3.25%, 07/25/25	16,227,071
	51,811,000	4.00%, 10/25/23	14,613,821
	10,816,000	5.75%, 09/23/22	3,026,772
			159,111,663
Romania: 3.1%
		Romania Government Bonds
RON	32,610,000	3.25%, 04/29/24	7,908,677
	25,615,000	3.40%, 03/08/22	6,185,573
	27,025,000	3.50%, 12/19/22	6,566,871
	23,150,000	3.65%, 07/28/25	5,681,664
	21,765,000	3.65%, 09/24/31	5,300,954
	12,920,000	4.00%, 10/25/23	3,194,435
	8,000,000	4.15%, 01/26/28	2,027,906
	27,500,000	4.25%, 06/28/23	6,824,090
	23,055,000	4.40%, 09/25/23	5,756,459
	26,570,000	4.50%, 06/17/24	6,709,697
Principal Amount			Value

Romania: (continued)
RON	26,700,000	4.75%, 02/24/25	$6,839,593
	27,530,000	4.85%, 04/22/26	7,157,174
	27,385,000	5.00%, 02/12/29	7,409,199
	31,370,000	5.80%, 07/26/27	8,683,164
	27,580,000	5.85%, 04/26/23	7,081,167
			93,326,623
Russia: 4.7%
		Russian Federal Bonds
RUB	448,400,000	4.50%, 07/16/25	5,447,175
	787,875,000	6.00%, 10/06/27	10,041,879
	398,807,000	6.50%, 02/28/24	5,240,370
	822,977,000	6.90%, 05/23/29	11,008,919
	41,864,000	7.00%, 12/15/21	541,371
	365,909,000	7.00%, 08/16/23	4,856,031
	812,564,000	7.05%, 01/19/28	10,985,139
	417,086,000	7.10%, 10/16/24	5,602,928
	374,096,000	7.15%, 11/12/25	5,057,416
	702,406,000	7.25%, 05/10/34	9,544,238
	74,310,000	7.40%, 12/07/22	987,726
	443,602,000	7.40%, 07/17/24	6,001,953
	4,742,000	7.60%, 07/20/22	62,733
	755,040,000	7.65%, 04/10/30	10,560,824
	705,419,000	7.70%, 03/23/33	9,899,694
	586,432,000	7.70%, 03/16/39	8,395,633
	704,709,000	7.75%, 09/16/26	9,867,566
	704,808,000	7.95%, 10/07/26	9,950,846
	699,119,000	8.15%, 02/03/27	9,966,714
	524,511,000	8.50%, 09/17/31	7,754,033
			141,773,188
South Africa: 6.3%
		Republic of South Africa Government Bonds
ZAR	194,106,000	6.25%, 03/31/36	7,847,557
	163,614,000	6.50%, 02/28/41	6,181,561
	236,255,000	7.00%, 02/28/31	11,911,803
	150,370,000	7.75%, 02/28/23	9,974,231
	486,936,000	8.00%, 01/31/30	27,594,819
	324,378,588	8.25%, 03/31/32	17,167,622
	364,699,000	8.50%, 01/31/37	17,612,410
	320,561,164	8.75%, 01/31/44	15,056,407
	573,233,000	8.75%, 02/28/48	26,825,840
	305,998,000	8.88%, 02/28/35	15,754,435
	215,102,000	9.00%, 01/31/40	10,590,650
	327,878,346	10.50%, 12/21/26	23,479,913
			189,997,248
Supranational: 5.1%
RUB	662,800,000	Asian Development Bank 7.00%, 03/14/22	8,703,224
		European Bank for Reconstruction and Development
IDR	67,170,000,000	6.25%, 07/25/22	4,686,973
	5,600,000,000	6.45%, 12/13/22	393,781
	25,360,000,000	7.50%, 05/15/22	1,790,615

See Notes to Financial Statements

62

Principal Amount			Value

Supranational: (continued)
IDR	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	$821,477
		European Investment Bank
PLN	34,160,000	4.25%, 10/25/22	9,340,709
ZAR	5,200,000	7.25%, 02/28/23	343,450
MXN	44,420,000	7.63%, 01/12/22	2,164,894
	17,210,000	7.75%, 01/30/25	884,543
ZAR	214,265,000	8.13%, 12/21/26	14,714,215
	49,700,000,000	European Investment Bank 144A 5.75%, 01/24/25	3,468,550
		European Investment Bank Reg S
PLN	35,358,000	2.75%, 08/25/26	9,930,694
	47,302,000	3.00%, 05/24/24	13,096,748
IDR	83,100,000,000	5.20%, 03/01/22	5,706,768
ZAR	17,500,000	8.00%, 05/05/27	1,192,569
	7,600,000	8.50%, 09/17/24	527,163
		Inter-American Development Bank
MXN	129,870,000	7.50%, 12/05/24	6,536,744
IDR	61,840,000,000	7.88%, 03/14/23	4,516,117
MXN	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,631,477
		International Bank for Reconstruction & Development
RUB	160,000,000	5.00%, 01/28/25	2,089,486
	535,000,000	6.00%, 07/31/24	7,177,195
	198,500,000	6.14%, 06/27/22	2,562,656
	541,500,000	6.75%, 11/14/22	7,217,729
IDR	31,850,000,000	7.25%, 03/15/24	2,338,062
		International Finance Corp.
RUB	136,000,000	5.25%, 03/22/22	1,745,421
	540,000,000	5.50%, 03/20/23	7,030,955
	290,000,000	6.38%, 04/11/22	3,782,713
	480,000,000	6.50%, 02/04/26	6,669,426
BRL	1,800,000	7.00%, 02/14/24	329,644
MXN	175,100,000	7.00%, 07/20/27	8,725,580
	2,500,000	7.25%, 02/02/24	124,721
	97,100,000	7.50%, 01/18/28	4,921,969
	113,780,000	7.75%, 01/18/30	5,862,658
IDR	8,100,000,000	8.00%, 10/09/23	600,009
ZAR	3,000,000	8.00%, 07/27/27	197,525
MXN	50,500,000	International Finance Corp. Reg S 8.38%, 05/31/29	2,699,742
			155,526,202
Thailand: 7.8%
		Thailand Government Bonds
THB	55,660,000	0.95%, 06/17/25	1,800,921
	470,998,000	1.45%, 12/17/24	15,520,436
	297,010,000	1.60%, 12/17/29	9,736,598
Principal Amount			Value

Thailand: (continued)
THB	158,548,000	1.60%, 06/17/35	$5,086,677
	287,763,000	1.88%, 06/17/22	9,429,260
	355,036,000	2.00%, 12/17/22	11,728,071
	448,645,000	2.13%, 12/17/26	15,353,881
	391,904,000	2.40%, 12/17/23	13,242,613
	360,636,000	2.88%, 12/17/28	13,013,952
	357,432,000	2.88%, 06/17/46	13,288,197
	443,377,000	3.30%, 06/17/38	17,265,026
	423,891,000	3.40%, 06/17/36	16,851,630
	383,943,000	3.63%, 06/16/23	13,288,255
	407,116,000	3.65%, 12/17/21	13,516,352
	389,053,000	3.65%, 06/20/31	15,206,326
	478,373,000	3.78%, 06/25/32	19,068,650
	420,463,000	3.85%, 12/12/25	15,485,747
	824,000	4.75%, 12/20/24	30,686
	437,001,000	4.88%, 06/22/29	17,998,755
			236,912,033
Turkey: 2.9%
		Turkey Government International Bonds
TRY	64,908,000	7.10%, 03/08/23	6,635,591
	56,411,000	8.00%, 03/12/25	5,396,830
	40,330,000	8.50%, 09/14/22	4,375,538
	75,333,000	9.00%, 07/24/24	7,692,359
	40,294,000	9.50%, 01/12/22	4,575,914
	28,408,000	10.40%, 03/20/24	3,051,581
	69,843,000	10.50%, 08/11/27	7,098,442
	94,454,000	10.60%, 02/11/26	9,937,782
	58,659,000	10.70%, 08/17/22	6,598,525
	64,266,000	11.00%, 03/02/22	7,382,579
	61,319,000	11.00%, 02/24/27	6,407,664
	76,498,000	12.20%, 01/18/23	8,764,921
	41,710,000	12.40%, 03/08/28	4,594,917
	40,507,000	16.20%, 06/14/23	5,010,827
			87,523,470
Uruguay: 1.4%
		Uruguay Government International Bonds 144A
UYU	181,114,000	8.50%, 03/15/28	4,439,874
	129,198,000	9.88%, 06/20/22	3,116,084
		Uruguay Government International Bonds Reg S
	626,302,000	8.50%, 03/15/28	15,353,325
	771,946,000	9.88%, 06/20/22	18,618,314
			41,527,597
Total Foreign Government Obligations (Cost: $3,129,236,787)			2,940,358,809
Total Investments: 98.1% (Cost: $3,165,069,306)			2,961,938,211
Other assets less liabilities: 1.9%			56,864,847
NET ASSETS: 100.0%			$3,018,803,058

See Notes to Financial Statements

63

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $55,943,427, or 1.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	0.1%	$3,508,627
Financial	0.1	3,491,358
Government	99.3	2,940,358,809
Industrial	0.3	7,669,130
Utilities	0.2	6,910,287
	100.0%	$2,961,938,211

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$21,579,402	$—	$21,579,402
Government Obligations*	—	2,940,358,809	—	2,940,358,809
Total	$—	$2,961,938,211	$—	$2,961,938,211

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

64

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Real Estate Investment Trusts: 99.9%
1,531,698	AGNC Investment Corp.	$21,397,821
3,819,622	Annaly Capital Management, Inc.	27,081,120
703,737	Apollo Commercial Real Estate Finance, Inc.	6,122,512
701,273	Arbor Realty Trust, Inc.†	8,289,047
336,330	ARMOUR Residential REIT, Inc.	3,208,588
387,987	Blackstone Mortgage Trust, Inc.†	8,419,318
744,783	Broadmark Realty Capital, Inc.†	7,425,487
404,030	Capstead Mortgage Corp.	2,064,593
932,630	Chimera Investment Corp.	7,787,460
529,249	Colony Credit Real Estate, Inc.†	2,773,265
130,336	Dynex Capital, Inc.†	2,134,904
271,865	Ellington Financial, Inc.	3,327,628
216,598	Hannon Armstrong Sustainable Infrastructure Capital, Inc.†	9,064,626
942,750	Invesco Mortgage Capital, Inc.†	2,545,425
154,394	KKR Real Estate Finance Trust, Inc.	2,579,924
664,429	Ladder Capital Corp.	4,983,217
2,193,262	MFA Financial, Inc.†	6,184,999
1,217,954	New Residential Investment Corp.	9,134,655
2,371,356	New York Mortgage Trust, Inc.	6,023,244
Number of Shares		Value

Real Estate Investment Trusts: (continued)
412,366	Orchid Island Capital, Inc.†	$2,140,180
475,823	PennyMac Mortgage Investment Trust	7,123,070
257,556	Ready Capital Corp.	2,894,929
381,810	Redwood Trust, Inc.	3,245,385
833,341	Starwood Property Trust, Inc.	11,641,774
1,553,202	Two Harbors Investment Corp.	7,859,202
Total Common Stocks (Cost: $224,415,880)		175,452,373

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $1,072,434)
Money Market Fund: 0.6%
1,072,434	State Street Navigator Securities Lending Government Money Market Portfolio	1,072,434
Total Investments: 100.5% (Cost: $225,488,314)		176,524,807
Liabilities in excess of other assets: (0.5)%		(857,108)
NET ASSETS: 100.0%		$175,667,699

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $17,640,682.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$175,452,373

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$175,452,373	$—	$—	$175,452,373
Money Market Fund	1,072,434	—	—	1,072,434
Total	$176,524,807	$—	$—	$176,524,807

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

65

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (unaudited)

Number of Shares		Value

PREFERRED SECURITIES: 99.8%
Basic Materials: 3.0%
480,680	ArcelorMittal SA 5.50%, 05/18/23 †	$16,674,789
158,624	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	6,129,231
		22,804,020
Communications: 13.0%
	AT&T, Inc.
672,952	4.75%, 02/18/25 †	17,018,956
461,453	5.00%, 12/12/24 †	12,039,309
508,559	5.35%, 11/01/66	13,359,845
317,249	5.63%, 08/01/67 †	8,568,895
288,408	eBay, Inc. 6.00%, 02/01/56 †	7,368,824
	Qwest Corp.
298,022	6.13%, 06/01/53 †	7,516,115
375,892	6.50%, 09/01/56	9,551,416
253,799	6.75%, 06/15/57 †	6,631,768
115,363	Telephone & Data Systems, Inc. 7.00%, 03/15/60 †	2,910,608
	United States Cellular Corp.
192,272	6.25%, 09/01/69	5,054,831
131,514	6.95%, 05/15/60 †	3,348,346
105,750	7.25%, 12/01/63 †	2,722,005
115,363	7.25%, 12/01/64 †	2,927,913
		99,018,831
Consumer, Cyclical: 6.7%
110,556	Aptiv Plc 5.50%, 06/15/23	13,310,942
	Ford Motor Co.
307,635	6.00%, 12/01/59 †	7,777,013
288,408	6.20%, 06/01/59 †	7,391,897
120,172	Qurate Retail, Inc. 8.00%, 03/15/31	11,755,225
192,368	QVC, Inc. 6.25%, 11/26/68 †	4,537,961
207,765	WESCO International, Inc. 10.63% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	6,021,030
		50,794,068
Consumer, Non-cyclical: 9.1%
199,001	Avantor, Inc. 6.25%, 05/15/22 †	14,946,965
288,408	Becton Dickinson and Co. 6.00%, 06/01/23 †	15,020,289
96,737	Boston Scientific Corp. 5.50%, 06/01/23	10,020,018
	CHS, Inc.
189,388	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 †	5,016,888
161,508	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 †	4,431,780
199,001	7.50%, 01/21/25 †	5,576,008
199,622	7.88%, 09/26/23	5,583,427
Number of Shares		Value

Consumer, Non-cyclical: (continued)
117,978	8.00%, 07/18/23 †	$3,421,362
105,750	Elanco Animal Health, Inc. 5.00%, 02/01/23 †	5,115,128
		69,131,865
Energy: 4.1%
289,827	Blueknight Energy Partners LP 11.00%, Perpetual Maturity	1,736,064
685,040	Crestwood Equity Partners LP 9.25%, Perpetual Maturity	4,212,996
230,726	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78 †	5,888,128
	Energy Transfer Operating LP
173,045	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	3,164,993
307,635	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24 †	5,983,501
171,122	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 †	3,206,826
120,993	NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	1,270,427
148,049	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	2,450,211
154,779	NuStar Logistics LP 6.97% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	2,900,558
		30,813,704
Finance - Other Services: 0.3%
96,136	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/64 †	2,614,899
Government: 0.4%
105,137	Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	2,703,072
Industrial: 1.0%
149,011	GFL Environmental, Inc. 6.00%, 03/15/23	7,396,906
Real Estate Investment Trusts: 17.8%
	AGNC Investment Corp.
221,113	6.13% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	4,787,096
154,779	6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	3,431,450
124,977	7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	2,855,724
103,346	American Homes 4 Rent 6.50%, 05/24/21	2,674,594
	Annaly Capital Management, Inc.
163,431	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 †	3,428,782
170,161	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24 †	3,832,026

See Notes to Financial Statements

66

Number of Shares		Value

Real Estate Investment Trusts: (continued)
276,872	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	$6,232,389
176,890	7.50%, 12/01/20 †	4,484,162
96,136	Brookfield Property REIT, Inc. 6.38%, 12/01/20 †	1,797,743
99,299	Capstead Mortgage Corp. 7.50%, 12/01/20 †	2,294,800
	Chimera Investment Corp.
99,981	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 †	1,931,633
124,977	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 †	2,587,024
	Colony Capital, Inc.
121,131	7.13%, 09/22/22 †	2,646,712
110,556	7.13%, 12/01/20	2,420,071
132,668	7.15%, 06/05/22 †	2,930,636
132,668	Digital Realty Trust, Inc. 5.20%, 10/10/24	3,528,969
	Diversified Healthcare Trust
134,590	5.63%, 08/01/42 †	2,524,908
96,136	6.25%, 02/01/46 †	1,940,024
110,556	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 †	2,321,676
101,712	Kimco Realty Corp. 5.25%, 12/20/22	2,606,879
105,750	MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25 †	1,858,028
165,056	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21	4,109,894
132,668	National Retail Properties, Inc. 5.20%, 10/11/21	3,392,321
	New Residential Investment Corp.
154,779	6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25 †	2,744,232
108,634	7.13% (ICE LIBOR USD 3 Month+5.64%), 08/15/24 †	2,116,190
119,209	Office Properties Income Trust 5.88%, 05/01/46 †	3,007,643
124,977	PS Business Parks, Inc. 4.88%, 11/04/24	3,245,653
	Public Storage
108,634	3.88%, 10/06/25 †	2,711,505
217,267	4.63%, 06/17/25 †	5,738,021
99,501	4.70%, 11/15/24 †	2,666,627
121,612	4.88%, 09/12/24 †	3,284,740
134,590	4.90%, 10/14/21 †	3,457,617
124,977	4.95%, 07/20/21	3,201,911
115,363	5.05%, 08/09/22 †	3,015,589
107,672	5.15%, 06/02/22 †	2,837,157
115,363	5.40%, 01/20/21 †	2,940,603
109,595	5.60%, 03/11/24 †	3,101,539
123,818	RLJ Lodging Trust 1.95%, Perpetual Maturity †	2,776,000
Number of Shares		Value

Real Estate Investment Trusts: (continued)
	Two Harbors Investment Corp.
113,440	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	$2,166,704
110,556	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	2,268,609
181,421	VEREIT, Inc. 6.70%, 12/01/20 †	4,562,738
	Vornado Realty Trust
122,862	5.25%, 12/13/22	2,990,461
115,363	5.40%, 12/01/20	2,796,399
115,363	5.70%, 12/01/20 †	2,840,237
		135,087,716
Reinsurance: 3.9%
	Aspen Insurance Holdings Ltd.
96,136	5.63%, 10/01/24 †	2,408,207
96,136	5.63%, 01/01/27 †	2,455,313
105,750	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 †	2,769,593
211,499	Axis Capital Holdings Ltd. 5.50%, 11/07/21 †	5,388,995
112,996	PartnerRe Ltd. 7.25%, 04/29/21 †	2,952,585
	Reinsurance Group of America, Inc.
153,818	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/56	4,186,926
153,818	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/42 †	4,057,719
	RenaissanceRe Holdings Ltd.
105,750	5.38%, 12/01/20 †	2,665,958
96,136	5.75%, 06/30/23 †	2,590,865
		29,476,161
Technology: 0.4%
163,431	Pitney Bowes, Inc. 6.70%, 03/07/43 †	3,119,898
Utilities: 40.1%
96,136	Alabama Power Co. 5.00%, 10/01/22 †	2,627,397
	Algonquin Power & Utilities Corp.
134,590	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	3,623,163
110,556	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78 †	2,952,951
	American Electric Power Co., Inc.
154,779	6.13%, 03/15/22	8,263,651
163,431	6.13%, 08/15/23	8,750,096
187,946	CenterPoint Energy, Inc. 7.00%, 09/01/21 †	7,474,612
	CMS Energy Corp.
107,672	5.88%, 10/15/78 †	2,957,750
242,263	5.88%, 03/01/79 †	6,647,697
	Dominion Energy, Inc.
307,635	5.25%, 07/30/76 †	7,893,914
154,779	7.25%, 06/01/22	16,075,347
	DTE Energy Co.
153,818	5.25%, 12/01/77 †	4,086,944
115,363	5.38%, 06/01/76 †	2,965,983

See Notes to Financial Statements

67

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Utilities: (continued)
107,672	6.00%, 12/15/76	$2,831,774
249,954	6.25%, 11/01/22	11,892,811
	Duke Energy Corp.
192,272	5.13%, 01/15/73 †	4,941,390
192,272	5.63%, 09/15/78 †	5,304,784
384,544	5.75%, 06/15/24	10,844,141
157,663	Entergy Arkansas, LLC 4.88%, 09/01/66	4,083,472
103,827	Entergy Louisiana, LLC 4.88%, 09/01/66 †	2,677,698
99,981	Entergy Mississippi, LLC 4.90%, 10/01/66	2,655,495
103,827	Georgia Power Co. 5.00%, 10/01/77 †	2,720,267
	NextEra Energy Capital Holdings, Inc.
219,190	5.25%, 06/01/76 †	5,668,253
264,374	5.65%, 03/01/79 †	7,410,403
	NextEra Energy, Inc.
288,408	4.87%, 09/01/22	16,439,256
480,680	5.28%, 03/01/23	23,769,626
384,544	6.22%, 09/01/23	18,969,556
192,272	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24 †	5,337,471
153,818	PG&E Corp. 5.50%, 08/16/23	15,323,349
173,045	PPL Capital Funding, Inc. 5.90%, 04/30/73 †	4,395,343
105,750	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24	2,337,075
124,977	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	2,770,740
Number of Shares		Value

Utilities: (continued)
115,363	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 †	$2,618,740
182,658	SCE Trust VI 5.00%, 06/26/22 †	4,171,909
	Sempra Energy
291,292	5.75%, 07/01/79	7,754,193
165,835	6.00%, 01/15/21	16,966,579
	Southern Co.
288,408	4.20%, 10/15/60	7,311,143
384,544	4.95%, 01/30/80 †	10,144,271
307,635	5.25%, 10/01/76 †	7,980,052
173,045	5.25%, 12/01/77 †	4,618,571
331,669	6.75%, 08/01/22	16,032,879
96,136	Spire, Inc. 5.90%, 08/15/24	2,630,281
		304,921,027
Total Preferred Securities (Cost: $759,806,762)		757,882,167
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $17,028,590)
Money Market Fund: 2.2%
17,028,590	State Street Navigator Securities Lending Government Money Market Portfolio	17,028,590
Total Investments: 102.0% (Cost: $776,835,352)		774,910,757
Liabilities in excess of other assets: (2.0)%		(15,323,372)
NET ASSETS: 100.0%		$759,587,385

See Notes to Financial Statements

68

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,925,855.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.0%	$22,804,020
Communications	13.1	99,018,831
Consumer, Cyclical	6.7	50,794,068
Consumer, Non-cyclical	9.1	69,131,865
Energy	4.1	30,813,704
Financial	0.7	5,326,404
Government	0.3	2,703,072
Industrial	1.0	7,396,906
Real Estate Investment Trusts	17.5	132,376,211
Reinsurance	3.9	29,476,161
Technology	0.4	3,119,898
Utilities	40.2	304,921,027
	100.0%	$757,882,167

The summary of inputs used to value the Fund’s investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$757,882,167	$—	$—	$757,882,167
Money Market Fund	17,028,590	—	—	17,028,590
Total	$774,910,757	$—	$—	$774,910,757

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

69

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2020 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF		Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF
Assets:
Investments, at value Unaffiliated issuers (1) (2)	$197,940,752	$24,364,405		$15,202,737	$409,186,020
Short-term investments held as collateral for securities loaned (3)	22,192,566	—		99,853	9,198,123
Cash	86	43		94,018	9,846,223
Cash denominated in foreign currency, at value (4)	—	8,192,203	(a)	100,413	—
Receivables:
Investment securities sold	2,303,687	—		—	4,281,499
Shares of beneficial interest sold	—	—		—	—
Due from Adviser	—	—		7,956	—
Dividends and interest	789,355	418,367		222,247	6,190,684
Prepaid expenses	3,498	1,160		1,169	5,811
Total assets	223,229,944	32,976,178		15,728,393	438,708,360

Liabilities:
Payables:
Investment securities purchased	646,329	—		—	9,447,903
Collateral for securities loaned	22,192,566	—		99,853	9,198,123
Line of credit	1,046,723	458,790		—	—
Shares of beneficial interest redeemed	1,975,222	—		—	—
Due to Adviser	61,422	518		—	125,457
Deferred Trustee fees	5,227	205		1,590	28,231
Accrued expenses	58,065	58,053		77,790	81,608
Total liabilities	25,985,554	517,566		179,233	18,881,322
NET ASSETS	$197,244,390	$32,458,612		$15,549,160	$419,827,038
Shares outstanding	17,475,000	1,400,000		750,000	18,600,000
Net asset value, redemption and offering price per share	$11.29	$23.18		$20.73	$22.57

Net assets consist of:
Aggregate paid in capital	$310,580,925	$32,234,859		$17,531,402	$483,423,534
Total distributable earnings (loss)	(113,336,535)	223,753		(1,982,242)	(63,596,496)
NET ASSETS	$197,244,390	$32,458,612		$15,549,160	$419,827,038
(1) Value of securities on loan	$54,904,576	$—		$238,998	$12,486,537
(2) Cost of investments	$256,263,112	$24,057,872		$15,089,397	$417,612,913
(3) Cost of short-term investments held as collateral for securities loaned	$22,192,566	$—		$99,853	$9,198,123
(4) Cost of cash denominated in foreign currency	$—	$8,163,136		$101,372	$—

(a)	Includes $1,909 of foreign investor minimum settlement reserve funds (See Note 2H)

See Notes to Financial Statements

70

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$3,208,594,856	$40,903,515	$95,520,621	$439,320,835	$2,961,938,211	$175,452,373	$757,882,167
50,950,023	196,665	1,894,265	2,513,027	—	1,072,434	17,028,590
10,162,153	86,051	951,826	489,746	403,519	23,662	101,299
—	—	701,700	—	4,884,608	—	—
32,022,850	1,405,433	1,787,081	25,572,993	159,991,906	—	6,035,622
10,417,641	—	—	—	—	—	—
—	6,060	—	—	—	—	—
42,697,027	297,113	1,471,144	645,484	54,113,437	300,391	2,019,368
114,230	1,175	2,337	5,804	17,370	3,497	5,818
3,354,958,780	42,896,012	102,328,974	468,547,889	3,181,349,051	176,852,357	783,072,864

40,864,668	1,388,874	2,750,477	25,567,190	134,416,948	—	6,119,691
50,950,023	196,665	1,894,265	2,513,027	—	1,072,434	17,028,590
—	—	—	—	—	—	—
—	—	—	—	24,603,288	—	—
906,648	—	20,353	39,262	613,063	47,079	244,485
17,057	357	25,984	13,873	175,773	11,436	22,491
52,657	44,561	90,805	77,785	2,736,921	53,709	70,222
92,791,053	1,630,457	4,781,884	28,211,137	162,545,993	1,184,658	23,485,479
$3,262,167,727	$41,265,555	$97,547,090	$440,336,752	$3,018,803,058	$175,667,699	$759,587,385
109,700,000	1,500,000	4,000,000	17,450,000	98,122,682	12,950,000	39,350,000

$29.74	$27.51	$24.39	$25.23	$30.77	$13.57	$19.30

$3,248,697,452	$40,144,417	$109,397,677	$439,726,464	$3,722,445,431	$290,621,937	$813,777,212
13,470,275	1,121,138	(11,850,587)	610,288	(703,642,373)	(114,954,238)	(54,189,827)
$3,262,167,727	$41,265,555	$97,547,090	$440,336,752	$3,018,803,058	$175,667,699	$759,587,385
$99,951,437	$443,222	$2,777,290	$4,957,128	$—	$17,640,682	$20,925,855
$3,064,207,361	$39,754,274	$95,936,302	$437,942,221	$3,165,069,306	$224,415,880	$759,806,762
$50,950,023	$196,665	$1,894,265	$2,513,027	$—	$1,072,434	$17,028,590
$—	$—	$703,960	$—	$4,963,215	$—	$—

See Notes to Financial Statements

71

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2020 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF

Income:
Interest	$156	$183,139	$364,341		$11,816,553
Dividends	12,648,794	—	—		—
Securities lending income	806,125	—	305		23,499
Foreign taxes withheld	—	—	(2,019)		(1,167)
Total income	13,455,075	183,139	362,627		11,838,885

Expenses:
Management fees	412,474	19,768	27,398		770,183
Professional fees	33,508	30,538	37,683		36,983
Custody and accounting fees	9,294	9,679	17,293		26,907
Reports to shareholders	11,653	1,629	691		10,672
IOPV fees	1,459	5,842	5,842		4,743
Trustees’ fees and expenses	3,220	32	558		5,196
Registration fees	3,439	3,418	3,429		3,490
Insurance	3,084	817	866		4,419
Interest	7,574	361	121		125
Other	1,786	295	315		2,620
Total expenses	487,491	72,379	94,196		865,338
Waiver of management fees	(67,142)	(19,768)	(27,398)		(93,836)
Expenses assumed by the Adviser	—	(26,912)	(39,279)		—
Net expenses	420,349	25,699	27,519		771,502
Net investment income	13,034,726	157,440	335,108		11,067,383

Net realized gain (loss) on:
Investments	(16,977,615)	(115,605)	(152,252	)(a)	(9,185,695)
In-kind redemptions	1,855,703	—	—		96,856
Capital gain distributions received	—	—	—		—
Foreign currency transactions and foreign denominated assets and liabilities	—	46,408	(2,910)		—
Net realized gain (loss)	(15,121,912)	(69,197)	(155,162)		(9,088,839)

Net change in unrealized appreciation (depreciation) on:
Investments	23,028,459	480,416	1,049,249	(b)	38,892,313
Foreign currency transactions and foreign denominated assets and liabilities	—	37,817	7,516		—
Net change in unrealized appreciation (depreciation)	23,028,459	518,233	1,056,765		38,892,313
Net Increase in Net Assets Resulting from Operations	$20,941,273	$606,476	$1,236,711		$40,870,857

(a)	Net of foreign taxes of $268
(b)	Net of foreign taxes of $4,018
(c)	Net of foreign taxes of $207,519
(d)	Net of foreign taxes of $1,691,222

See Notes to Financial Statements

72

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$74,365,384	$444,768	$2,474,661	$2,957,805	$88,448,860		$53	$526
—	—	—	—	—		6,539,152	22,015,814
249,530	964	11,248	6,456	—		106,397	353,731
—	—	(68)	—	(832,463)		—	—
74,614,914	445,732	2,485,841	2,964,261	87,616,397		6,645,602	22,370,071

5,167,507	63,536	193,897	825,369	4,417,201		338,183	1,458,736
39,545	45,057	35,872	33,950	37,461		37,615	37,983
17,726	10,362	18,939	16,276	385,481		9,426	15,533
146,100	3,472	4,842	6,919	263,795		15,816	23,018
5,842	4,741	4,743	5,842	5,842		1,893	1,459
27,389	483	1,665	7,831	66,278		2,661	10,794
13,152	3,437	3,466	3,444	12,105		3,423	4,239
10,088	898	2,028	5,844	29,527		2,948	9,754
2,522	21	123	3,420	15,887		11,017	25,663
11,345	441	1,127	4,013	35,909		1,542	6,037
5,441,216	132,448	266,702	912,908	5,269,486		424,524	1,593,216
(897,933)	(63,536)	(72,683)	(579,727)	(352,764)		(74,892)	(108,389)
—	(32,526)	—	—	—		—	—
4,543,283	36,386	194,019	333,181	4,916,722		349,632	1,484,827
70,071,631	409,346	2,291,822	2,631,080	82,699,675		6,295,970	20,885,244

(40,155,808)	40,065	(2,216,647)	(160,421)	(104,799,587	)(c)	(22,928,821)	(8,256,791)
16,352,171	—	—	546,152	3,694,680		5,185,060	877,426
—	—	—	—	—		466,035	—

—	—	31,846	—	(2,752,719)		—	—
(23,803,637)	40,065	(2,184,801)	385,731	(103,857,626)		(17,277,726)	(7,379,365)

219,003,803	589,270	10,570,707	11,835,116	240,185,118	(d)	43,274,549	44,615,607

—	—	2,562	—	4,419,129		—	—
219,003,803	589,270	10,573,269	11,835,116	244,604,247		43,274,549	44,615,607
$265,271,797	$1,038,681	$10,680,290	$14,851,927	$223,446,296		$32,292,793	$58,121,486

See Notes to Financial Statements

73

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$13,034,726	$21,567,462	$157,440	$174,642
Net realized loss	(15,121,912)	(15,333,020)	(69,197)	(78,353)
Net change in unrealized appreciation (depreciation)	23,028,459	(74,503,250)	518,233	(19,846)
Net increase (decrease) in net assets resulting from operations	20,941,273	(68,268,808)	606,476	76,443

Distributions to shareholders:
From distributable earnings	(12,988,050)	(21,186,560)	(98,900)	(156,654)
Return of capital	—	—	—	(18,386)
Total distributions	(12,988,050)	(21,186,560)	(98,900)	(175,040)

Share transactions:*
Proceeds from sale of shares	31,490,798	101,879,369	27,472,633	—
Cost of shares redeemed	(11,998,634)	(49,439,986)	—	—
Increase in net assets resulting from share transactions	19,492,164	52,439,383	27,472,633	—
Total increase (decrease) in net assets	27,445,387	(37,015,985)	27,980,209	(98,597)
Net Assets, beginning of period	169,799,003	206,814,988	4,478,403	4,577,000
Net Assets, end of period	$197,244,390	$169,799,003	$32,458,612	$4,478,403

* Shares of Common Stock Issued (no par value)
Shares sold	2,725,000	6,750,000	1,200,000	—
Shares redeemed	(1,050,000)	(3,450,000)	—	—
Net increase	1,675,000	3,300,000	1,200,000	—

See Notes to Financial Statements

74

Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
(unaudited)		(unaudited)		(unaudited)

$335,108	$705,316	$11,067,383	$19,644,282	$70,071,631	$70,986,954
(155,162)	(212,326)	(9,088,839)	(8,789,257)	(23,803,637)	(101,499,902)
1,056,765	(695,902)	38,892,313	(38,751,872)	219,003,803	(55,587,496)

1,236,711	(202,912)	40,870,857	(27,896,847)	265,271,797	(86,100,444)

(280,950)	(604,973)	(10,706,500)	(19,713,460)	(63,102,720)	(69,209,400)
—	(105,837)	—	—	—	—
(280,950)	(710,810)	(10,706,500)	(19,713,460)	(63,102,720)	(69,209,400)

—	949,367	86,083,236	122,700,933	1,478,761,869	1,381,802,023
—	—	(4,513,314)	(28,453,692)	(101,554,806)	(519,616,958)

—	949,367	81,569,922	94,247,241	1,377,207,063	862,185,065
955,761	35,645	111,734,279	46,636,934	1,579,376,140	706,875,221
14,593,399	14,557,754	308,092,759	261,455,825	1,682,791,587	975,916,366
$15,549,160	$14,593,399	$419,827,038	$308,092,759	$3,262,167,727	$1,682,791,587

—	50,000	3,800,000	5,200,000	50,500,000	47,150,000
—	—	(200,000)	(1,400,000)	(3,500,000)	(18,100,000)
—	50,000	3,600,000	3,800,000	47,000,000	29,050,000

See Notes to Financial Statements

75

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Green Bond ETF		International High Yield Bond ETF
	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
	(unaudited)		(unaudited)
Operations:
Net investment income	$409,346	$604,222	$2,291,822	$5,673,344
Net realized gain (loss)	40,065	411,300	(2,184,801)	(3,161,281)
Net change in unrealized appreciation (depreciation)	589,270	576,621	10,573,269	(7,595,399)
Net increase (decrease) in net assets resulting from operations	1,038,681	1,592,143	10,680,290	(5,083,336)

Distributions to shareholders:
From distributable earnings	(339,730)	(518,700)	(1,966,400)	(5,231,217)
Return of capital	—	(119,670)	—	(396,663)
Total distributions	(339,730)	(638,370)	(1,966,400)	(5,627,880)

Share transactions:*
Proceeds from sale of shares	8,341,324	8,084,836	—	9,904,641
Cost of shares redeemed	—	(2,683,565)	—	(23,238,685)
Increase (decrease) in net assets resulting from share transactions	8,341,324	5,401,271	—	(13,334,044)
Total increase (decrease) in net assets	9,040,275	6,355,044	8,713,890	(24,045,260)
Net Assets, beginning of period	32,225,280	25,870,236	88,833,200	112,878,460
Net Assets, end of period	$41,265,555	$32,225,280	$97,547,090	$88,833,200

* Shares of Common Stock Issued (no par value)
Shares sold	300,000	300,000	—	400,000
Shares redeemed	—	(100,000)	—	(1,000,000)
Net increase (decrease)	300,000	200,000	—	(600,000)

See Notes to Financial Statements

76

Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF
Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020	Six Months Ended October 31, 2020	Year Ended April 30, 2020
(unaudited)		(unaudited)		(unaudited)

$2,631,080	$13,664,047	$82,699,675	$282,892,930	$6,295,970	$12,365,684
385,731	(3,594,118)	(103,857,626)	(429,422,888)	(17,277,726)	(10,033,682)
11,835,116	(9,868,517)	244,604,247	(57,775,966)	43,274,549	(97,091,800)
14,851,927	201,412	223,446,296	(204,305,924)	32,292,793	(94,759,798)

(3,165,310)	(14,425,000)	(69,635,813)	(70,848,577)	(8,260,375)	(12,368,685)
—	—	—	(210,852,975)	—	(2,747,765)
(3,165,310)	(14,425,000)	(69,635,813)	(281,701,552)	(8,260,375)	(15,116,450)

7,570,494	44,286,437	210,510,578	512,534,822	50,468,511	83,580,336
(40,336,816)	(110,153,612)	(684,022,117)	(2,019,935,636)	(18,136,703)	(29,272,023)

(32,766,322)	(65,867,175)	(473,511,539)	(1,507,400,814)	32,331,808	54,308,313
(21,079,705)	(80,090,763)	(319,701,056)	(1,993,408,290)	56,364,226	(55,567,935)
461,416,457	541,507,220	3,338,504,114	5,331,912,404	119,303,473	174,871,408
$440,336,752	$461,416,457	$3,018,803,058	$3,338,504,114	$175,667,699	$119,303,473

300,000	1,750,000	6,700,000	15,300,000	3,850,000	4,500,000
(1,600,000)	(4,450,000)	(22,300,000)	(62,600,000)	(1,350,000)	(1,450,000)
(1,300,000)	(2,700,000)	(15,600,000)	(47,300,000)	2,500,000	3,050,000

See Notes to Financial Statements

77

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Preferred Securities ex Financials ETF
	Six Months Ended October 31, 2020	Year Ended April 30, 2020
	(unaudited)

Operations:
Net investment income	$20,885,244	$37,582,809
Net realized loss	(7,379,365)	(12,134,058)
Net change in unrealized appreciation (depreciation)	44,615,607	(43,552,343)
Net increase (decrease) in net assets resulting from operations	58,121,486	(18,103,592)

Distributions to shareholders:
From distributable earnings	(17,527,465)	(38,840,821)

Share transactions:*
Proceeds from sale of shares	51,382,501	211,329,479
Cost of shares redeemed	(21,418,176)	(49,472,034)
Increase in net assets resulting from share transactions	29,964,325	161,857,445
Total increase in net assets	70,558,346	104,913,032
Net Assets, beginning of period	689,029,039	584,116,007
Net Assets, end of period	$759,587,385	$689,029,039

* Shares of Common Stock Issued (no par value)
Shares sold	2,700,000	10,600,000
Shares redeemed	(1,150,000)	(2,950,000)
Net increase	1,550,000	7,650,000

See Notes to Financial Statements

78

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$10.75		$16.55	$16.10	$19.17	$16.43	$18.56
Income from investment operations:
Net investment income	0.76	(a)	1.54 (a)	1.59 (a)	1.52 (a)	1.54	1.59
Net realized and unrealized gain (loss) on investments	0.53		(5.86)	0.41	(3.04)	2.67	(2.20)
Total from investment operations	1.29		(4.32)	2.00	(1.52)	4.21	(0.61)
Less:
Dividends from net investment income		(0.75)	(1.48)	(1.55)	(1.55)	(1.47)	(1.52)
Net asset value, end of period	$11.29		$10.75	$16.55	$16.10	$19.17	$16.43
Total return (b)	11.82	%(c)	(27.77)%	13.27%	(8.08)%	26.67%	(2.98)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$197,244		$169,799	$206,815	$177,926	$183,067	$85,454
Ratio of gross expenses to average net assets	0.47	%(d)	0.48%	0.47%	0.49%	0.52%	0.58%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	12.63	%(d)	9.95%	9.73%	8.85%	9.12%	9.87%
Portfolio turnover rate (e)	19	%(c)	22%	13%	19%	23%	23%

	ChinaAMC China Bond ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$22.39		$22.89	$24.14	$22.16	$24.28	$24.94
Income from investment operations:
Net investment income	0.36	(a)	0.87 (a)	0.75 (a)	0.74 (a)	0.21	0.70
Net realized and unrealized gain (loss) on investments	0.70		(0.49)	(1.24)	2.07	(1.64)	(0.65)
Total from investment operations	1.06		0.38	(0.49)	2.81	(1.43)	0.05
Less:
Dividends from net investment income		(0.27)	(0.79)	(0.38)	—	—	(0.37)
Return of capital	—		(0.09)	(0.38)	(0.83)	(0.69)	(0.34)
Total dividends and distributions		(0.27)	(0.88)	(0.76)	(0.83)	(0.69)	(0.71)
Net asset value, end of period	$23.18		$22.39	$22.89	$24.14	$22.16	$24.28
Total return (b)	4.79	%(c)	1.76%	(1.98)%	12.94%	(6.00)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$32,459		$4,478	$4,577	$4,828	$6,649	$12,140
Ratio of gross expenses to average net assets	1.43	%(d)	3.53%	2.25%	2.59%	1.90%	1.12%
Ratio of net expenses to average net assets	0.51	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net expenses to average net assets excluding interest expense	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.11	%(d)	3.93%	3.29%	3.21%	3.04%	2.88%
Portfolio turnover rate (e)	1	%(c)	21%	22%	39%	9%	58%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

79

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Aggregate Bond ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$19.46		$20.80	$21.42	$21.64	$21.68	$22.41
Income from investment operations:
Net investment income	0.45	(a)	1.00 (a)	1.00 (a)	0.96 (a)	0.98	0.95
Net realized and unrealized gain (loss) on investments	1.19		(1.33)	(0.63)	(0.15)	(0.08)	(0.70)
Total from investment operations	1.64		(0.33)	0.37	0.81	0.90	0.25
Less:
Dividends from net investment income		(0.37)	(0.86)	(0.48)	(0.71)	(0.62)	(0.37)
Return of capital	—		(0.15)	(0.51)	(0.32)	(0.32)	(0.61)
Total dividends and distributions		(0.37)	(1.01)	(0.99)	(1.03)	(0.94)	(0.98)
Net asset value, end of period	$20.73		$19.46	$20.80	$21.42	$21.64	$21.68
Total return (b)	8.45	%(c)	(1.83)%	1.91%	3.78%	4.27%	1.33%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,549		$14,593	$14,558	$14,993	$15,150	$15,179
Ratio of gross expenses to average net assets	1.20	%(d)	1.49%	0.92%	1.12%	1.26%	1.21%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.36%	0.49%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.36%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.28	%(d)	4.75%	4.85%	4.38%	4.60%	4.61%
Portfolio turnover rate (e)	6	%(c)	12%	25%	20%	11%	13%

	Emerging Markets High Yield Bond ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$20.54		$23.34	$23.83	$24.86	$23.37	$24.51
Income from investment operations:
Net investment income	0.65	(a)	1.42 (a)	1.33 (a)	1.33 (a)	1.46	1.64
Net realized and unrealized gain (loss) on investments	2.02		(2.77)	(0.46)	(1.01)	1.50	(1.13)
Total from investment operations	2.67		(1.35)	0.87	0.32	2.96	0.51
Less:
Dividends from net investment income		(0.64)	(1.45)	(1.36)	(1.35)	(1.47)	(1.65)
Net asset value, end of period	$22.57		$20.54	$23.34	$23.83	$24.86	$23.37
Total return (b)	13.08	%(c)	(6.27)%	3.93%	1.28%	13.04%	2.38%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$419,827		$308,093	$261,456	$371,678	$372,926	$247,709
Ratio of gross expenses to average net assets	0.45	%(d)	0.47%	0.46%	0.45%	0.47%	0.50%
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.74	%(d)	6.19%	5.81%	5.43%	6.13%	6.93%
Portfolio turnover rate (e)	15	%(c)	28%	27%	40%	39%	42%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

80

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017		2016
	(unaudited)
Net asset value, beginning of period	$26.84		$29.00	$29.19	$29.65	$27.14		$27.66
Income from investment operations:
Net investment income	0.80	(a)	1.54 (a)	1.64 (a)	1.54 (a)	1.56		1.39
Net realized and unrealized gain (loss) on investments	2.85		(2.16)	(0.24)	(0.40)	2.62		(0.51)
Total from investment operations	3.65		(0.62)	1.40	1.14	4.18		0.88
Less:
Dividends from net investment income		(0.75)	(1.54)	(1.59)	(1.51)		(1.58)	(1.34)
Distributions from net realized capital gains	—		—	—	(0.09)		(0.09)	(0.06)
Total dividends and distributions		(0.75)	(1.54)	(1.59)	(1.60)		(1.67)	(1.40)
Net asset value, end of period	$29.74		$26.84	$29.00	$29.19	$29.65		$27.14
Total return (b)	13.69	%(c)	(2.38)%	5.04%	3.86%		15.86%	3.59%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,262,168		$1,682,792	$975,916	$1,223,107	$855,380		$145,182
Ratio of gross expenses to average net assets	0.42	%(d)	0.43%	0.45%	0.44%		0.46%	0.65%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%		0.35%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%		0.35%	0.40%
Ratio of net investment income to average net assets	5.40	%(d)	5.35%	5.76%	5.16%		5.61%	6.27%
Portfolio turnover rate (e)	18	%(c)	68%	29%	20%		32%	39%

	Green Bond ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,			For the Period March 3, 2017(f) through April 30,
	2020		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$26.85		$25.87	$26.54	$25.44	$24.75
Income from investment operations:
Net investment income	0.31	(a)	0.58 (a)	0.34 (a)	0.29 (a)	0.04
Net realized and unrealized gain (loss) on investments	0.61		1.00	(0.68)	1.16	0.67
Total from investment operations	0.92		1.58	(0.34)	1.45	0.71
Less:
Dividends from net investment income		(0.26)	(0.50)	(0.29)	(0.35)		(0.02)
Distributions from net realized capital gains	—		—	—	0.00 (g)	—
Return of capital	—		(0.10)	(0.04)	—	—
Total dividends and distributions		(0.26)	(0.60)	(0.33)	(0.35)		(0.02)
Net asset value, end of period	$27.51		$26.85	$25.87	$26.54	$25.44
Total return (b)	3.43	%(c)	6.17%	(1.25)%	5.72%	2.86	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$41,266		$32,225	$25,870	$17,254	$5,088
Ratio of gross expenses to average net assets	0.73	%(d)	0.83%	1.02%	1.56%	5.49	%(d)
Ratio of net expenses to average net assets	0.20	%(d)	0.23%	0.33%	0.40%	0.40	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.20	%(d)	0.23%	0.33%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	2.25	%(d)	2.17%	1.32%	1.10%	1.03	%(d)
Portfolio turnover rate (e)	11	%(c)	83%	28%	26%	0	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations
(g)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

81

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$22.21		$24.54	$25.20	$24.90	$24.20	$25.00
Income from investment operations:
Net investment income	0.57	(a)	1.26 (a)	1.13 (a)	1.07 (a)	1.24	1.30
Net realized and unrealized gain (loss) on investments	2.10		(2.33)	(0.65)	0.39	0.65	(0.80)
Total from investment operations	2.67		(1.07)	0.48	1.46	1.89	0.50
Less:
Dividends from net investment income		(0.49)	(1.17)	(1.08)	(1.02)	(0.83)	(1.00)
Return of capital	—		(0.09)	(0.06)	(0.14)	(0.36)	(0.30)
Total dividends and distributions		(0.49)	(1.26)	(1.14)	(1.16)	(1.19)	(1.30)
Net asset value, end of period	$24.39		$22.21	$24.54	$25.20	$24.90	$24.20
Total return (b)	12.04	%(c)	(4.67)%	2.08%	5.91%	8.04%	2.29%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$97,547		$88,833	$112,878	$171,358	$129,478	$130,686
Ratio of gross expenses to average net assets	0.55	%(d)	0.62%	0.54%	0.52%	0.54%	0.61%
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.73	%(d)	5.17%	4.66%	4.19%	4.95%	5.48%
Portfolio turnover rate (e)	17	%(c)	37%	32%	41%	34%	20%

	Investment Grade Floating Rate ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$24.61		$25.25	$25.32	$25.14	$24.77	$24.94
Income from investment operations:
Net investment income	0.14	(a)	0.68 (a)	0.77 (a)	0.52 (a)	0.33	0.20
Net realized and unrealized gain (loss) on investments	0.65		(0.61)	(0.10)	0.13	0.36	(0.18)
Total from investment operations	0.79		0.07	0.67	0.65	0.69	0.02
Less:
Dividends from net investment income		(0.17)	(0.71)	(0.74)	(0.47)	(0.32)	(0.19)
Net asset value, end of period	$25.23		$24.61	$25.25	$25.32	$25.14	$24.77
Total return (b)	3.24	%(c)	0.26%	2.71%	2.59%	2.80%	0.10%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$440,337		$461,416	$541,507	$377,199	$148,322	$79,273
Ratio of gross expenses to average net assets	0.39	%(d)	0.40%	0.40%	0.41%	0.46%	0.48%
Ratio of net expenses to average net assets	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of net expenses to average net assets excluding interest expense	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	1.12	%(d)	2.70%	3.05%	2.06%	1.40%	0.81%
Portfolio turnover rate (e)	32	%(c)	40%	30%	28%	46%	36%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

82

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF #
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$29.36		$33.11	$37.56	$37.24	$37.90	$41.10
Income from investment operations:
Net investment income	0.79	(a)	2.00 (a)	2.14 (a)	2.18 (a)	2.56	2.08 (a)
Net realized and unrealized gain (loss) on investments	1.29		(3.75)	(4.45)	0.40	(1.34)	(3.24)
Total from investment operations	2.08		(1.75)	(2.31)	2.58	1.22	(1.16)
Less:
Dividends from net investment income		(0.67)	(0.48)	(1.36)	(1.98)	(0.60)	—
Return of capital	—		(1.52)	(0.78)	(0.28)	(1.28)	(2.04)
Total dividends and distributions		(0.67)	(2.00)	(2.14)	(2.26)	(1.88)	(2.04)
Net asset value, end of period	$30.77		$29.36	$33.11	$37.56	$37.24	$37.90
Total return (b)	7.06	%(c)	(5.79)%	(6.05)%	7.05%	3.41%	(2.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,018,803		$3,338,504	$5,331,912	$5,645,038	$3,354,751	$1,489,642
Ratio of gross expenses to average net assets	0.32	%(d)	0.36%	0.41%	0.46%	0.48%	0.51%
Ratio of net expenses to average net assets	0.30	%(d)	0.30%	0.31%	0.44%	0.47%	0.47%
Ratio of net expenses to average net assets excluding interest expense	0.30	%(d)	0.30%	0.31%	0.44%	0.47%	0.47%
Ratio of net investment income to average net assets	5.06	%(d)	6.05%	6.35%	5.69%	5.60%	5.69%
Portfolio turnover rate (e)	20	%(c)	39%	36%	28%	37%	34%

	Mortgage REIT Income ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$11.42		$23.63	$22.71	$24.49	$20.03	$23.59
Income from investment operations:
Net investment income	0.50	(a)	1.45 (a)	1.68 (a)	1.70 (a)	1.81	2.12
Net realized and unrealized gain (loss) on investments	2.29		(11.90)	0.94	(1.59)	4.38	(3.71)
Total from investment operations	2.79		(10.45)	2.62	0.11	6.19	(1.59)
Less:
Dividends from net investment income		(0.64)	(1.45)	(1.67)	(1.81)	(1.73)	(1.90)
Return of capital	—		(0.31)	(0.03)	(0.08)	—	(0.07)
Total dividends and distributions		(0.64)	(1.76)	(1.70)	(1.89)	(1.73)	(1.97)
Net asset value, end of period	$13.57		$11.42	$23.63	$22.71	$24.49	$20.03
Total return (b)	24.57	%(c)	(46.63)%	12.00%	0.32%	32.15%	(6.66)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$175,668		$119,303	$174,871	$131,732	$148,143	$96,150
Ratio of gross expenses to average net assets	0.50	%(d)	0.50%	0.49%	0.49%	0.54%	0.57%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.42%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	7.44	%(d)	6.70%	7.19%	7.13%	8.25%	10.27%
Portfolio turnover rate (e)	20	%(c)	16%	35%	21%	24%	16%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 11). Per share data prior to October 26, 2018 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

83

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2020		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$18.23		$19.37	$19.09	$20.12	$20.34	$20.75
Income from investment operations:
Net investment income	0.55	(a)	1.06 (a)	1.13 (a)	1.10 (a)	1.15	1.20
Net realized and unrealized gain (loss) on investments	0.98		(1.12)	0.32	(0.98)	(0.19)	(0.48)
Total from investment operations	1.53		(0.06)	1.45	0.12	0.96	0.72
Less:
Dividends from net investment income		(0.46)	(1.08)	(1.17)	(1.14)	(1.18)	(1.13)
Return of capital	—		—	—	(0.01)	—	—
Total dividends and distributions		(0.46)	(1.08)	(1.17)	(1.15)	(1.18)	(1.13)
Net asset value, end of period	$19.30		$18.23	$19.37	$19.09	$20.12	$20.34
Total return (b)	8.48	%(c)	(0.54)%	7.90%	0.57%	4.88%	3.77%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$759,587		$689,029	$584,116	$498,248	$437,716	$310,138
Ratio of gross expenses to average net assets	0.44	%(d)	0.44%	0.46%	0.45%	0.46%	0.49%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.73	%(d)	5.41%	5.92%	5.57%	5.70%	6.05%
Portfolio turnover rate (e)	22	%(c)	45%	31%	47%	31%	27%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

84

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
BDC Income ETF (“BDC Income”)	Diversified
ChinaAMC China Bond ETF (“ChinaAMC China Bond”)	Non-Diversified
Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”)	Non-Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
Investment Grade Floating Rate ETF (“Floating Rate”)	Non-Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy.
85

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net
86

change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If not exercised prior to the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at October 31, 2020, if any, are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at October 31, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At October 31, 2020, ChinaAMC China Bond included $1,909 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2021, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

87

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense limitations and management fee rates for the period ended October 31, 2020 are as follows:

Fund	Expense Limitations	Management Fee
BDC Income	0.40%	0.40%
ChinaAMC China Bond	0.50	0.40
Emerging Markets Aggregate	0.35	0.35
Emerging Markets High Yield	0.40	0.40
Fallen Angel	0.35	0.40
Green Bond	0.20	0.35
International High Yield	0.40	0.40
Floating Rate	0.14	0.35
J.P. Morgan EM	0.30	0.27
Mortgage REIT	0.40	0.40
Preferred Securities	0.40	0.40

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of October 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$39,155,070	$37,549,063	$30,897,255	$11,414,133
ChinaAMC China Bond	18,008,650	100,222	—	—
Emerging Markets Aggregate	907,145	940,188	—	—
Emerging Markets High Yield	73,426,750	57,037,268	67,633,264	4,274,241
Fallen Angel	611,649,386	452,945,645	1,288,161,244	99,217,905
Green Bond	7,027,979	3,883,199	5,626,270	—
International High Yield	15,811,909	15,644,912	—	—
Floating Rate	148,259,440	146,067,755	1,265,498	39,136,370
J.P. Morgan EM	626,246,909	765,261,069	137,190,071	450,417,769
Mortgage REIT	33,600,136	33,145,084	50,459,309	17,994,805
Preferred Securities	157,122,113	154,875,125	48,118,815	19,424,265
88

Note 6—Income Taxes—As of October 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$280,229,938	$479,435	$(60,576,055)	$(60,096,620)
ChinaAMC China Bond	24,057,872	434,019	(127,486)	306,533
Emerging Markets Aggregate	15,197,238	1,040,088	(934,736)	105,352
Emerging Markets High Yield	427,172,888	9,799,373	(18,588,118)	(8,788,745)
Fallen Angel	3,122,381,743	168,919,919	(31,756,783)	137,163,136
Green Bond	39,954,994	1,239,434	(94,248)	1,145,186
International High Yield	97,978,849	3,467,461	(4,031,424)	(563,963)
Floating Rate	440,670,011	2,070,869	(907,018)	1,163,851
J.P. Morgan EM	3,235,517,003	78,506,768	(352,085,560)	(273,578,792)
Mortgage REIT	226,925,682	7,374,300	(57,775,175)	(50,400,875)
Preferred Securities	783,100,604	26,457,386	(34,647,233)	(8,189,847)

The tax character of dividends and distributions paid to shareholders during the year ended April 30, 2020 was as follows:

Fund	Ordinary Income	Return of Capital
BDC Income	$21,186,560	$—
ChnaAMC China Bond	156,654	18,386
Emerging Markets Aggregate	604,973	105,837
Emerging Markets High Yield	19,713,460	—
Fallen Angel	69,209,400	—
Green Bond	518,700	119,670
International High Yield	5,231,217	396,663
Floating Rate	14,425,000	—
J.P. Morgan EM	70,848,577	210,852,975
Mortgage REIT	12,368,685	2,747,765
Preferred Securities	38,840,821	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2020, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(11,393,066)	$(27,547,241)	$(38,940,307)
ChinaAMC China Bond	(26,183)	(18,716)	(44,899)
Emerging Markets Aggregate	(1,617,568)	(337,011)	(1,954,579)
Emerging Markets High Yield	(10,137,637)	(37,571,122)	(47,708,759)
Fallen Angel	(45,845,939)	(68,021,138)	(113,867,077)
International High Yield	(782,218)	(8,141,953)	(8,924,171)
Floating Rate	(584,121)	(607,518)	(1,191,639)
J.P. Morgan EM	(55,911,420)	(112,027,911)	(167,939,331)
Mortgage REIT	(11,073,830)	(34,926,786)	(46,000,616)
Preferred Securities	(10,716,855)	(29,786,217)	(40,503,072)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2020 to October 31, 2020, the net realized gains (losses) from foreign currency translations were as follows:

89

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

ChinaAMC China Bond	$112,907
Emerging Markets Aggregate	(5,194)
International High Yield	21,031
J.P. Morgan EM	(3,854,702)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Prior to November 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”).

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to ChinaAMC China Bond and its shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and begin collecting WHT, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on ChinaAMC China Bond’s return could be substantial. ChinaAMC China Bond may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to its investments.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, ChinaAMC China Bond, Floating Rate, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

90

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Floating Rate, Green Bond, Preferred Securities and International High Yield invest in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which the Funds invest cannot yet be determined.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

91

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

At October 31, 2020, the Adviser owned approximately 45% and 2% of Emerging Markets Aggregate and Floating Rate, respectively.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at October 31, 2020 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of October 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$54,904,576	$22,192,566	$34,762,414	$56,954,980
Emerging Markets Aggregate	238,998	99,853	144,911	244,764
Emerging Markets High Yield	12,486,537	9,198,123	3,749,091	12,947,214
Fallen Angel	99,951,437	50,950,023	51,721,349	102,671,372
Green Bond	443,222	196,665	260,036	456,701
International High Yield	2,777,290	1,894,265	965,075	2,859,340
Floating Rate	4,957,128	2,513,027	2,556,696	5,069,723
Mortgage REIT	17,640,682	1,072,434	17,070,850	18,143,284
Preferred Securities	20,925,855	17,028,590	4,475,321	21,503,911
92

The following table presents money market fund investments held as collateral by type of security on loan as of October 31, 2020:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities
BDC Income	$—	$22,192,566
Emerging Markets Aggregate	99,853	—
Emerging Markets High Yield	9,198,123	—
Fallen Angel	50,950,023	—
Green Bond	196,665	—
International High Yield	1,894,265	—
Floating Rate	2,513,027	—
Mortgage REIT	—	1,072,434
Preferred Securities	—	17,028,590

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2020, the following Funds borrowed under this Facility:

	Days	Average Daily	Average
Fund	Outstanding	Loan Balance	Interest Rate
BDC Income	148	$1,033,780	1.41%
ChinaAMC China Bond	11	4,816,549	1.40
Fallen Angel	14	3,819,622	1.42
Green Bond	1	117,983	1.41
International High Yield	7	335,322	1.41
J.P. Morgan EM	21	5,619,506	1.40
Mortgage REIT	86	1,297,225	1.42
Preferred Securities	75	1,468,318	1.42

Outstanding loan balances as of October 31, 2020, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split—The Board of Trustees of the Trust approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 12—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

93

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2020 (unaudited)

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors BDC Income ETF, ChinaAMC China Bond ETF (the “China Fund”), Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF and Preferred Securities ex Financials ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

94

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, except for each of VanEck Vectors BDC Income ETF and Mortgage REIT Income ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average, but below the median, of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of the VanEck Vectors BDC Income ETF, International High Yield Bond ETF and Mortgage REIT Income ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such benefit.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Fund.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Vectors Dynamic Put Write ETF

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Dynamic Put Write ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

95

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 7, 2020 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Vectors Moody’s Analytics BBB Corporate Bond ETF and VanEck Vectors Moody’s Analytics IG Corporate Bond ETF

At a meeting held on September 9, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Moody’s Analytics BBB Corporate Bond ETF and VanEck Vectors Moody’s Analytics IG Corporate Bond ETF (the “Funds”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

96

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Funds to the Adviser because the Funds have not yet commenced operations. In addition, because the Funds have not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Funds and the Funds’ shareholders.

97

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer

Date	January 8, 2021

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 8, 2021